Registration No. 333-232969
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 7
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 31
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices)
(515) 246-5688
(Depositor’s Telephone Number, including Area Code)

Doug Hodgson
Principal National Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 362-2384
(Name and Address of Agent for Service)

Principal Variable Universal Life Income IV
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
    _____    immediately upon filing pursuant to paragraph (b) of Rule 485
    _XX__    on May 1, 2023 pursuant to paragraph (b) of Rule 485
    _____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
    _____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME IV

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
(the “Policy”)

Issued by Principal National Life Insurance Company (the “Company”) through its
Principal National Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2023.

This prospectus, also known as the statutory prospectus, describes a variable life insurance policy offered by the Company and is for the use of prospective and current Policy Owners. This prospectus provides information about the policy. As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.
Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC's staff and is available at Investor.gov.
If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Policy value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

GLOSSARY

Adjustment – change to your Policy resulting from an increase or decrease in Face Amount or a change in: tobacco status; death benefit option; risk classification or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age – is the Insured’s age on the birthday nearest to the Policy Date, plus the number of complete Policy Years that have elapsed since the Policy Date.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Company (and we, us, our) – Principal National Life Insurance Company.
Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.
Death Benefit Guarantee Premium Requirement – the amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.
Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.
Dollar Cost Averaging (DCA) – a program in which premiums are systematically transferred from one account or Division, typically the Fixed Account or Money Market Division, into other Division(s).
Dollar Cost Averaging (DCA) Duration – the length of time over which the entire Fixed DCA Account value is transferred to the Fixed Account and/or Divisions.
Effective Date – the date on which all requirements, including initial premium, for issuance of a Policy have been satisfied.
Face Amount – the amount used to determine the death benefit.
Fixed Account – the portion of the Policy Value that is held in our General Account.
Fixed Dollar Cost Averaging (DCA) Account – a Fixed Account to which Net Premiums may be allocated and from which a portion of the Policy Value is transferred on a monthly basis over the DCA Duration.
Gender - the Gender of the Insured as shown on the Data Pages. If the policy is issued with a Unisex Gender, all rates, benefits and values that contain differences based on Gender, use a blend of male rates and female rates consistent with the percentage male/female blend shown for the mortality table referenced on the Data Pages.
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
Home Office - the address shown on your policy cover page or such other address we provide.
Initial Face Amount – is the original Face Amount that was in effect on the Policy Date.
Insured – the person named as the “insured” on the Data Pages. The Insured may or may not be the Owner.
Loan Account – That portion of the Policy Value held in the General Account that reflects the Loan Indebtedness (if you have taken out a loan).
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
Maximum Premium Expense Charge – the maximum charge deducted from premium payments to cover a sales charge and taxes (federal, state and local).
Monthly Date – the day of the month which is the same day as the Policy Date. For example, if the Policy Date is September 5, 2021, the first Monthly Date is October 5, 2021.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date.

Net Amount at Risk – the result of:
•the death benefit (as described in the Policy) at the beginning of the policy month, divided by the Death Benefit Discount Rate shown on the Data Pages; minus
•the Policy Value at the beginning of the policy month calculated as if the Monthly Policy Charge was zero.
Net Policy Value – the Policy Value minus any Loan Indebtedness.
Net Premium – the gross premium paid less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions, Fixed Account and/or Fixed DCA Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
No-Lapse Guarantee Monthly Premium – a premium which is required to be paid in order to guarantee the Policy will not terminate during the No-Lapse Guarantee Period.
No-Lapse Guarantee Period - the period for which the Policy is guaranteed not to terminate if the No-Lapse Guarantee Monthly Premium is paid.
For Policy Dates before December 15, 2021, the No-Lapse Guarantee Period is the first ten Policy Years.
For Policy Dates on or after December 15, 2021*, the No-Lapse Guarantee Period varies based on the Insured's age, as follows:

Insured's Age on Policy Date	No-Lapse Guarantee Period
0-75 years	first 10 Policy Years
76 years	first 9 Policy Years
77 years	first 8 Policy Years
78 years	first 7 Policy Years
79 years	first 6 Policy Years
80+ years	first 5 Policy Years
*    In states where approved; otherwise, we apply the rate(s) in effect for Policy Dates before December 15, 2021, regardless of Policy Date.
Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.
Planned Periodic Premium – the premium in the amount and frequency you plan to pay.
Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.
Policy Maturity Date – the date to which the Policy will stay in force, unless the death of the Insured occurs prior to that date, so long as all requirements outlined in the Policy are satisfied. The Policy Maturity Date is shown on the Data Pages. The Policy Maturity Date may be extended as described in the Maturity Date Extension provision.
Policy Value – the sum of the values in the Divisions, the Fixed Account, the Fixed DCA Account, and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the Policy anniversary and each subsequent one year period beginning on a Policy anniversary. For example, if the Policy Date is November 21, 2020, the first Policy Year ends on November 20, 2021.
Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal tax payments.
Prorated Basis – the proportion that the value of a particular Division, the Fixed Account or the Fixed DCA Account bears to the total value of all Divisions, the Fixed Account and the Fixed DCA Account.
Separate Account – the Principal National Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – Policy Value minus any surrender charge.
Target Premium – a premium amount which is used to determine the Premium Expense Charge under a Policy. The Target Premium is not required to be paid and can be calculated by using the rates in Appendix C.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.

Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. In states where permitted, we will require you to use the form(s) we provide for certain Written Requests, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy. Written Requests may be mailed to us at:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you, your – the Owner of the Policy.

KEY INFORMATION
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
SUMMARY: FEE TABLES - Transaction Fees

For Policies dated before 12/15/2021: Guaranteed Maximum: $57.77 per $1,000 of Face Amount (5.78%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,777 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

For Policies dated 12/15/2021 and after (in states where approved; otherwise we apply the above charges regardless of Policy Date): Guaranteed Maximum: $57.54 per $1,000 of Face Amount (5.75%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,754 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	5.13%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
OVERVIEW OF THE POLICY

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Accounts, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Accounts and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.
Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.

On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Unscheduled partial surrenders are subject to limitations on the number and amounts you may surrender.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date (known as a "scheduled partial surrender") in the amount and frequency you choose, subject to certain limitations. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise.
Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.
Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Accounts. We also offer Automatic Portfolio Rebalancing. You may incur an additional fee for transfers.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.
SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected. For Policies dated on or after December 15, 2021, we will apply charges in the tables labelled "For Policy Dates on or after December 15, 2021" in all states where approved; otherwise, we apply the charge(s) for Policy Dates before December 15, 2021, regardless of the Policy Date.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy, make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge - for Policy Dates before 12/15/2021 (full surrender of Policy)(1)	from surrender proceeds
Maximum		$57.77 per $1,000 of Face Amount
Minimum		$11.75 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$22.04 per $1,000 of Face Amount
Surrender Charge - for Policy Dates on or after 12/15/2021 (full surrender of Policy)(1)	from surrender proceeds
Maximum		$57.54 per $1,000 of Face Amount
Minimum		$12.48 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$23.76 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$50
Current		None

Optional Insurance Benefits
Terminal Illness Death Benefit Advance Rider (administrative fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Chronic Illness Death Benefit Advance Rider (administrative fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		$150 administrative fee
Life Paid-Up Rider	on the date rider benefit begins
Maximum(3)		13.50% of Policy Value
Current (if the Policy is issued with the guideline premium/ cash value corridor test)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		9.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		2.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	2.00% of premium paid in excess of Target Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) If using the guidelines premium/cash value corridor test, the maximum fee is 7.5% of the Policy Value.

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses For Policy Dates before December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25 per month
Current		$25 per month, decreasing to $10.00 per month after the first Policy Year.
Monthly Policy Issue Charge(1)	monthly
Maximum		$1.01 per $1,000 of Face Amount
Minimum		$0.04 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.20 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(4)
Current		1.50% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Insured’s risk class is standard or better)
Terminal Illness Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advanced per year
Current		5.50% of death proceeds advanced per year(4)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.

Periodic Charges Other Than Underlying Fund Operating Expenses
For Policy Dates on or after December 15, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00565 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17167 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10.00 per month after the first Policy Year.
Monthly Policy Issue Charge(1)	monthly
Maximum		$1.11925 per $1,000 of Face Amount
Minimum		$0.06737 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$0.29 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(4)
Current		1.50% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Rates shown assume Insured’s risk class is standard or better).
Terminal Illness Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advanced per year
Current		5.50% of death proceeds advanced per year(4)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.

The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2022	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.20%	5.13%

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.

Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.

Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company located at: 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life insurance business in the District of Columbia and in every state, except New York. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal National Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 28, 2007 and is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Fixed Account and Fixed DCA Account
The Fixed Account and the Fixed DCA Account are part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the Fixed DCA Account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Accounts from our Home Office or from a registered representative.
Our obligations with respect to the Fixed Accounts are supported by our General Account. Subject to applicable law, We have sole discretion over the investment of assets in the General Account.
We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at the following effective annual rates, compounded annually. We may, in our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.
•2%, for Policy Dates before December 15, 2021.
•1% for Policy Dates on or after December 15, 2021 (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date).

The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY. A full description of the Underlying Funds is contained in their prospectuses (which should be read carefully before investing). These documents are available without charge on the following website www.principal.com/VULIncome4Report.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge, that consists of a sales charge and taxes. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including initial commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising. Deductions from premiums for the Premium Expense Charge equal:
•In Policy Year one, the current sales charge is 4.00% of premiums paid. In Policy Years two and later, the sales charge is 2.00% of premiums paid. The total sales charge is guaranteed not to exceed 5.00% of premiums paid.
•plus 1.25% (of premiums paid) for federal taxes.
•plus 2.00% (of premiums paid) for state and local taxes.(1)
(1)    The actual premium taxes we pay vary from state to state. The expense charge is based on the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. Therefore, Policy Owners could end up paying a higher Premium Expense Charge than their state requires. We bear the risk that actual tax rates will be higher than the maximum charge reflected in the SUMMARY: FEE TABLES section.
The Target Premium is based on the Gender, if applicable, and age of the Insured (see APPENDIX C- TARGET PREMIUM RATES). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not a required premium.

Surrender Charge - Full Surrenders
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Face Amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates us for expenses relating to the sale of the Policy. The table below shows the maximum and minimum surrender charges.

Surrender Charge - for Policy Dates before 12/15/2021
Maximum	$57.77 per $1,000 of Face Amount
Minimum	$11.75 per $1,000 of Face Amount

Surrender Charge - for Policy Dates on or after 12/15/2021*
Maximum	$57.54 per $1,000 of Face Amount
Minimum	$12.48 per $1,000 of Face Amount
*In states where approved; otherwise we apply the rates in effect for Policy Dates before 12/15/2021.
The surrender charge is (a) multiplied by (b) multiplied by (c) where:
(a)    is the applicable rate from APPENDIX A.
(b)    is the Face Amount divided by 1,000.
(c)    is the applicable percentage from APPENDIX B.
Surrender charges vary based on Gender, age at issue or Adjustment, and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Face Amount increase. A Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Face Amount at issue and each Face Amount increase. The surrender charge is not affected by any decrease in Face Amount or any change in Face Amount resulting from a change of death benefit options.
The surrender charge on an early surrender or Policy termination is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.
Surrender Charge - Partial Surrenders
No surrender charge is imposed on partial surrenders.
Transfer Fee - Unscheduled Division Transfers
A transfer fee is intended to reimburse us for our additional Separate Account operation expenses related to multiple unscheduled Division transfers.

Current Charge	$0
Maximum Charge	$25 (each Transfer)
We reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year. Policy Owners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all Policy Owners in a non-discriminatory fashion.
Illustration Fee
An illustration fee is intended to reimburse us for the additional administrative effort of creating and providing projection numbers.

Current Charge	$0
Maximum Charge	$25 (each Illustration)
We reserve the right to impose an illustration fee in the future of up to $25 on each illustration after the first illustration in a Policy Year.

Monthly Policy Charge
On the Policy Date and each Monthly Date thereafter, we deduct the Monthly Policy Charge, which includes:
•Cost of Insurance Charge
•Asset Based Charge
•Monthly Administration Charge
•Monthly Policy Issue Charge
•Optional Insurance Benefit Charges
•any additional charges shown on the Data Pages.
The Monthly Policy Charge deduction is made from your Policy Value in the Divisions, Fixed Account and/or Fixed DCA Account (but not your Loan Account) using your current Monthly Policy Charge allocation percentages. Your allocation percentages may be: the same as allocation percentages for premium payments; determined on a Prorated Basis; or determined by any other allocation method upon which we agree. If you do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each Division, the Fixed Account and/or Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Fixed Account, Fixed DCA Account and/or the Division, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

Maximum Charge	$83.33 per $1,000 of Net Amount at Risk (8.33%)
Minimum Charge	$0.01 per $1,000 of Net Amount at Risk
The monthly cost of insurance charge is (a) multiplied by (b) where:
(a)    is the cost of insurance rate (described below) divided by 1,000.
(b)    is the Net Amount at Risk.
We base this charge on several factors including, but not limited to, (i) the Insured’s Gender, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit.
Different cost of insurance rates may apply to Face Amount increases. The cost of insurance for the increase is based on the Insured’s Gender, issue age, duration since issue, tobacco status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s Gender, Attained Age and risk classification at the time of the increase.
The Net Amount at Risk is the difference between the death benefit and Policy Value (see GLOSSARY for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount Adjustments.
For entities and other persons buying Policies under a sponsored arrangement that have been granted special underwriting, the cost of insurance charge may increase because of higher anticipated mortality experience. As a result, rates for healthy individuals in a group may be greater under special underwriting programs because they bear a portion of the cost of insuring the less healthy individuals in the group.
Asset Based Charge
The asset based charge compensates us for expenses associated with the maintenance, accounting and recordkeeping of the Divisions of the Separate Account. We currently do not collect an asset based charge. However, we reserve the right to impose an asset based charge but guarantee that the maximum rate will not exceed 0.15% of the value of the Divisions annually.

Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including premium billing and collection, Policy Value calculation, processing claims and other similar matters.

Maximum Charge (All Years)	$25.00 per month
Current Charge (Policy Year One)	$25.00 per month
Current Charge (After Policy One)	$10.00 per month
Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with policy issue, including underwriting and setting up policy records. The Monthly Policy Issue Charge applies per $1,000 of Face Amount and varies by Gender (if applicable), age at issue and Adjustment, duration since issue and Adjustment, tobacco status, and risk classification. Depending upon your Policy Date, the Monthly Policy Issue Charge is:

Monthly Policy Issue Charge
	Policy Dates on or after December 15, 2021(1)	Policy Dates before December 15, 2021
Maximum Charge	$1.11925 per $1,000 Face Amount	$1.01 per $1,000 Face Amount
Minimum Charge	$0.06737 per $1,000 Face Amount	$0.04 per $1,000 Face Amount
When it applies	Applies in Policy Years, but may decrease beginning in Policy Year 11.	Applies in Policy Years, but may decrease beginning in Policy Year 11.
(1)    in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date
Any Face Amount increase will have its own Monthly Policy Issue Charge (within the minimum and maximum described).
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. See LOANS for more detail.

Current Charge (Policy Year 1-10)	1.50% of Loan Indebtedness
Current Charge (After Policy Year 10)	0.00% of Loan Indebtedness
Optional Insurance Benefit Charges
For optional insurance benefits that charge a fee, charges are summarized below:

Optional Benefit/Rider	Charge for Insureds with a Risk Classification of Standard or Better
Cost of Living Increase	No charge. However, when there is a cost of living increase to the policy Face Amount, the Monthly Policy Charge and surrender charge also will be increased proportionally.
Chronic Illness Death Benefit Advance
There is no charge for the rider if purchased. However, death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced. We charge an administrative fee of up to $150 for each death benefit advance.

Life Paid-Up (Overloan Protection)	There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
Salary Increase	For Insureds with a risk classification of standard or better, the charge for this rider is taken monthly at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000.
Surrender Value Enhancement	The charge for this rider is an added sales charge (independent of the sales charge applicable to all Policies). The charge is guaranteed not to exceed 2.00% on premium paid in excess of Target Premium.
Terminal Illness Death Benefit Advance
No charge. However, death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. Interest charged is at an annual rate of 5.50%. Interest accrues daily and is added to the death benefit advance on the policy anniversary. We may, in the future, charge an administrative fee of up to $150 for each death benefit advance.

Waiver of Monthly Policy Charge	For Insureds with a risk classification of standard or better, the monthly charge for this rider varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 Net Amount at Risk.
Waiver of Specified Premium	For Insureds with a risk classification of standard or better, the monthly charge for this rider varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of Planned Periodic Premium, respectively.

Distribution of the Policy
The Company pays broker-dealers commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the Target Premium. In addition, a commission of up to 3.0% of premium above the Target Premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through fifteenth years following the Policy Date (or Adjustment Date), commissions range from 0% to 2.0% of premiums received.
Expense allowances may be paid to brokers based on premiums received.
Principal Securities, Inc. ("PSI"), principal underwriter of the product, also may receive 12b-1 fees in connection with the Underlying Funds in the Policies. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.
GENERAL DESCRIPTION OF THE POLICY
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Separate Account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an Adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes all material provisions of the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.
Rights under the Policy
Ownership
Unless changed, the Owner(s) is as named in the application. The Owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:
•the death proceeds are paid;
•the maturity proceeds are paid;
•the Policy is surrendered; or
•the grace period ends without our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the Insured dies before the Policy Maturity Date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a Written Request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a Written Request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds are paid to the surviving owner(s) in equal percentages or, if applicable, to the last surviving owner’s estate unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Limitations on Transfers
After the initial allocation of premiums, You may transfer amounts between the Divisions and/or the Fixed Accounts.
You may request an unscheduled transfer or set up scheduled transfers by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply);
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).

You must specify the dollar amount or whole percentage for the transfer. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions and/or the Fixed Account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program. Automatic transfers are designed to reduce the risks that result from market fluctuations by spreading out the allocation of your money to investment options over a longer period of time. The success of this strategy depends on market trends and is not guaranteed.
Transfers from your investment in the Fixed Account to your Division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and an unscheduled Fixed Account transfer in the same Policy Year.
You may not make a transfer to the Fixed Account if:
•a transfer has been made from the Fixed Account to a Division within six months; or
•immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).

Below are additional limitations and requirements for transfers:

Division Transfers:	Unscheduled	Scheduled
Minimum Transfer Amount	Lesser of $100 or Division value	Lesser of $100 or Division value
Transfer Fee and Other Limitations	We reserve the right to impose a transfer fee on each unscheduled transfer after the first unscheduled transfer in a Policy Year. For purposes of applying the transfer fee for unscheduled Division transfers, we will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.	No charge for participating in the automatic transfer program. The value of the Division must be equal to or more than $2,500 when your scheduled transfers begin. Transfers continue until your interest in the Division has a zero balance or we receive Written Request to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers:	Unscheduled	Scheduled
Number and Timing	one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary	Monthly basis from the Fixed Account to Divisions.
Minimum Transfer Amount	Lesser of $100 or Fixed Account value	$50
Maximum Transfer Amount	25% of Fixed Account Value (unless Fixed Account value is less than $1,000)	2% of the Fixed Account value as of the specified date
Transfer Fee and Other Limitations	No charge.
No charge. The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000. Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your Written Request to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer.
You may change the amount of the transfer once each Policy Year. As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of Written Request of the change.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Policy Value in the Divisions over time.
Example:    You may choose to rebalance so that 50% of your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing us your Written Request;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
There is no charge for participation in the APR program. The APR transfers:
•do not begin until the later of expiration of the examination offer period or the DCA Duration, if applicable;
•are done without charge;
•may be done on the frequency you specify: quarterly (on a calendar year or Policy Year basis); or semiannual or annual (on a Policy Year basis);
•are made at the end of the next Valuation Period after we receive your instruction;
•are not available for values in the Fixed Account; and
•are not available if you have scheduled transfers from the same Divisions.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
•transfer assets in any Division to another Division;
•add, combine or eliminate Divisions; or
•substitute the shares of a Division for shares in another Division:
•if shares of a Division are no longer available for investment; or
•if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. If we substitute one Underlying Fund for another, you may change your allocations. You may exercise these privileges until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise these rights if you have an interest in the affected Division(s).
Right to Exchange
During the first 24 months after the Effective Date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your Division and Fixed DCA Account values to the Fixed Account. No charge is imposed on this transfer. The Policy Value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the Policy Value will no longer be affected by the investment performance of the Divisions.

Your request must be in writing and be signed by the Owner(s). The request must be postmarked or delivered to our Home Office before the end of the 24-month period. The transfer is effective when we receive your Written Request.
In states where required, during the first 24 months after the Effective Date (except during a grace period), the Policy can be exchanged for a new permanent fixed benefit life insurance policy that we make available that is not term or variable insurance, subject to specified conditions.
Suicide
Death proceeds will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date. Instead, we will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Adjustment Date. Instead, we will return the sum of the Monthly Policy Charges paid for the increased amount of protection.
The length of the suicide period may vary in some states. Any returned amounts noted above will be paid to the beneficiary(ies) of the policy.
Aviation and Hazardous Sports Exclusion Riders
Your Policy may be subject to the Aviation Exclusion Rider or the Hazardous Sports Exclusion Rider. Under these riders, if the Insured dies in an excluded circumstance, we will pay only the Net Surrender Value as of the date of death, even if there is other language in the Policy to the contrary. Excluded circumstances include death as a result of: participating in an excluded hazardous sport specified in the rider; operating, riding in, or descending from aircraft on which the Insured is a pilot or member of the operating crew, is giving or receiving training or instruction, or has other specified assigned duties; or jumping or parachuting from an aircraft.
Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which: disposal by a fund of securities owned by it is not reasonably practicable; it is not reasonably practicable for a fund to fairly determine the value of its net assets; or the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and your instruction is not canceled by your Written Request, the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.
In addition,we reserve the right to defer payment of that portion of your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account and/or Fixed DCA Account for a period of up to six months.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Underlying Funds; and
•Increase expenses of the Underlying Fund and Separate Account due to increased broker-dealer commissions; and increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the Owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfer during a Contract year to no more than 12;
•Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance,
Material State Variations
Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is below. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.

State with Variation	Provision/Rider	Description of Variation
DE, ND, SD	Free Look (Amount of Refund)	Premium refund states
FL, ND	Benefit Payment	Lump sum only
ND	Suicide Exclusion (Duration)	One year
FL	Surrender Value Enhancement Rider	Rider benefit is available on full policy surrenders related to a replacement or Section 1035 Exchange
IL, MD, TX	Aviation Exclusion	Not applicable
AZ, CT, GA, IL, KY, LA, MD, MN, MO, MT, NH, ND, OK, SD, TN, TX, WI	Hazardous Sports Exclusion	Not applicable
NJ	Change of Insured Rider	Not available
NJ	Salary Increase Rider	Not available

PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or Planned Periodic Premiums. Planned Periodic Premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the Policy Value, the Net Policy Value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or
•By mailing your payment according to the instructions below.
Premium Payment Mailing Instructions:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
No-Lapse Guarantee
Your initial premium must be at least the No-Lapse Guarantee Monthly Premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions); however, we recommend you continue to pay at least the No-Lapse Guarantee Monthly Premium. By meeting the No-Lapse Guarantee Monthly Premium requirement, your Policy is guaranteed not to terminate during the No-Lapse Guarantee Period even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.
The No-Lapse Guarantee Monthly Premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the No-Lapse Guarantee Monthly Premium rate.
(c)    is 12.
The No-Lapse Guarantee Monthly Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.
If the no-lapse premium requirement is not met and the Net Surrender Value is insufficient to cover the Monthly Policy Charge, the Policy may terminate in the No-Lapse Guarantee Period.
The No-Lapse Guarantee Monthly Premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, Gender and tobacco status. The No-Lapse Guarantee Monthly Premium is shown on your Data Pages.
Death Benefit Guarantee
If the Death Benefit Guarantee Rider is made a part of your Policy and you pay at least the Death Benefit Guarantee Premium Requirement, the death benefit guarantee period may last longer (to Age 65) than the No-Lapse Guarantee Period. Generally, a longer death benefit guarantee period will have a higher premium requirement.
The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the death benefit guarantee premium rate.
(c)    is 12.

Example (For Policy Dates Before December 15, 2021) If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$6.34	$132.08

Example (For Policy Dates on or after December 15, 2021)*
If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:

	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$7.21	$150.21

*In states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date.
The Death Benefit Guarantee Premium Requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the Death Benefit Guarantee Premium Requirement is not met, the Death Benefit Guarantee Rider will terminate.
The death benefit guarantee premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, Gender, tobacco status and death benefit option. The death benefit guarantee monthly premium is shown on your Policy.
Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Except for any amount necessary to continue the policy in force, we reserve the right to refund any premium that increases the policy's death benefit by more than it increases the Policy Value. Alternatively, we may require satisfactory evidence of insurability.
The minimum initial premium required is the monthly No-Lapse Guarantee Monthly Premium. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse as described above in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse).
Allocation of Premiums
In most states, your initial Net Premium (and other Net Premium payments we receive) is allocated to the Divisions, the Fixed Account and/or Fixed DCA Account according to your premium allocation instructions.
In some states, your initial Net Premium (and other Net Premiums we receive prior to and on the Effective Date through twenty days after the Effective Date) is allocated to the Money Market Division at the end of the Business Day we receive the premium in good order. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division throughout this prospectus. The money is reallocated to the Divisions, Fixed Account and/or Fixed DCA Account according to your instructions when this initial period ends (or on the first Business Day thereafter). This transfer will not be subject to any fees, nor will it be deemed a transfer for purposes of identifying market timing activity.

NOTE:    We reserve the right to keep the initial premium payment in the Money Market Division longer than 20 days to correspond to a particular state's examination offer periods and/or replacement requirements.
For each Division, Fixed Account and Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net Premium payments are allocated as of the Valuation Period in which they are received in good order. You may change the percentage allocation for future premium payments by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply); or
•visiting www.principal.com (if internet privileges apply).
Allocation changes are effective at the end of the Valuation Period in which your new instructions are received.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, your value in a Division is:
•the number of Units you have in the Division
•multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•your initial premium payment (less Premium Expense Charges); plus
•subsequent premium payments (less Premium Expense Charges); plus
•transfers from another Division, the Fixed Account or the Fixed DCA Account; plus
•Account Value Enhancement, if any.
minus Units sold:
•for partial surrenders from the Division;
•as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•to pay Monthly Policy Charges and any transaction fees.
We calculate Unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate Unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday, Memorial Day, Juneteenth and Independence Day. In addition, we do not calculate Unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders.
To calculate the Unit value of a Division, the Unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in Unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price of the Underlying Fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions]
When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units you own in the Division.

DEATH BENEFITS AND POLICY VALUES
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive:
•Notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured.
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us Written Request otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured’s life;
•B is any Loan Indebtedness; and
•C, if the Insured’s death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us Written Request. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
Customized Benefit Arrangement
We will make benefit payments based on arrangements you have requested and we have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.
Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.

Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.
Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
* The applicable percentage tables are in APPENDIX D and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
For Policy Dates before December 15, 2021, if the Definition of Life Insurance Test was the Cash Value     Accumulation Test, the applicable percentage would be 399.00% (assuming the insured is a male) and the death benefit would be $598,500.
For Policy Dates on or after December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 219.771% (assuming the insured is a male) and the death benefit would be $329,657 (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date).
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a Face Amount decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000
Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.

Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made during the No-Lapse Guarantee Period will increase the No-Lapse Guarantee Monthly Premium for the remainder of the No-Lapse Guarantee Period.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data Pages; and
•you supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the Face Amount after Adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
•your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, Gender and tobacco status. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our General Account without interest (for a period of up to 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, you may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and

•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in your Divisions, Fixed Account, Fixed DCA Account and Loan Account. Your Policy Value:
•increases as premiums are applied and when interest is credited.
•decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
•can increase or decrease as the investment experience of your chosen Divisions fluctuates.
•may increase due to any Account Value Enhancement amounts credited to your policy.
Account Value Enhancement
The Account Value Enhancement is a Policy Feature that works as a persistency credit beginning in the 11th Policy Year. In Policy Years 11 and later, and provided your policy is not terminated, we may credit your policy with a bonus (i.e., an Account Value Enhancement) on each Monthly Date. The Account Value Enhancement is not guaranteed, and we reserve the right to change or discontinue it at any time and in accordance with applicable law. The Account Value Enhancement, if any, is based on reduced costs in later Policy Years. There is no additional charge for the Account Value Enhancement. The Account Value Enhancement percentage, if any, will be determined on a uniform basis for all policies eligible for an Account Value Enhancement, and any such percentage will be multiplied by your Account Value (your Policy Value excluding any values your policy has in the Loan Account) to determine the amount of your Account Value Enhancement. The annual policy statement we provide to you once each year will indicate the amount of any Account Value Enhancement credited to your policy. We will allocate any Account Value Enhancement according to your most recent premium allocation instructions on file with us.
For more information about how an Account Value Enhancement may impact your Policy, contact your registered representative and request a personalized illustration.
OPTIONAL BENEFITS UNDER THE POLICY

Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Chronic Illness Death Benefit Advance Rider	allows you to receive an advance of a portion of the death benefit if the Insured is chronically ill	Standard(1)	No(2)	For terms and conditions, see Data Pages and the rider form for your specific state. Receipt of a death benefit advance may be taxable. Before you make a claim for an advance, seek assistance from your personal tax advisor.
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(1)	No(3)
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Salary Increase	provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability.	Optional	Yes	available on business cases only. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Surrender Value Enhancement	provides for a waiver of a portion of the surrender charges for a limited time	Optional	Yes	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase Rider.
Terminal Illness Death Benefit Advance Rider	allows You to request an advance of a portion of the death benefit if the Insured becomes terminally ill	Standard(1)	Yes(4)	Receipt of a death benefit advance may be taxable. Before you make a claim for an advance, seek assistance from your personal tax advisor.
Waiver of Monthly Policy Charge	pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)    Availability of these riders varies. See the more detailed information below.
(2)    Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced. In addition, we may, in the future, charge an administrative fee of up to $150 for each advance.
(3)     Additional charges apply to increased Face Amount.
(4)    Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. In addition, we may, in the future, charge an administrative fee of up to $150 for each death benefit advance.

Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Chronic Illness Death Benefit Advance Rider
This rider, if issued according to underwriting guidelines and state availability, allows you to receive an advance of a portion of the death benefit if the Insured is chronically ill (as defined in the rider). The minimum and maximum amounts available, and any terms, conditions, and limitations, are indicated on your Data Pages and the rider form for your specific state. Receipt of a death benefit advance may be taxable. Before you make a claim for a chronic illness death benefit advance, You should seek assistance from Your personal tax advisor.
There is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, the advance is reduced each year due to early receipt of death proceeds during an applicable chronic illness. There is an administrative fee of up to $150 for each death benefit advance.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under, unless you elect the Salary Increase Rider. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.

There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and may be elected at any time prior to issue. If elected, the Cost of Living Increase Rider is not available. This rider provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000. Since the rider benefit does not exceed $30,000, there would not be a charge for this rider.
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.
Terminal Illness Death Benefit Advance Rider
This rider, if issued according to underwriting guidelines and state availability, allows you to request an advance of a portion of the death benefit if the Insured becomes terminally ill. Up to 75% of the Face Amount, minus any outstanding Loan Indebtedness and previously paid advance benefit, may be requested, up to a maximum of $1,000,000, provided that the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminal illness may be different in some states.) A lien is placed against the Policy Value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 5.50% annually. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest. The death proceeds payable upon the death of the Insured will be reduced by the amount of the lien. In addition, we may, in the future, charge a one-time maximum administrative fee of $150.
For example, assume the Insured is terminally ill and elects to request a $40,000 advance. When the Insured dies, the death proceeds are reduced by $40,000 and 5% interest on that amount ($2,000 if the loan was outstanding for one year), accrued as noted above.
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the

Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable.
Total and partial surrenders from the Policy are generally paid within five Business Days of our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
Full Surrenders
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
Unscheduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Up to two unscheduled partial surrenders may be made during a Policy Year. An unscheduled partial surrender may not be less than $500. The total of your two unscheduled partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year). The unscheduled partial surrender may not decrease the Face Amount to less than $100,000.
Your Policy Value is reduced by the amount of the surrender. Partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee Rider if applicable. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your Division(s) and/ or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, the deduction is made using your Monthly Policy Charge allocation percentages. No surrender charge is imposed on an unscheduled partial surrender.
An unscheduled partial surrender may cause a reduction in Face Amount. If the Face Amount had been increased, any reduction of the Face Amount is made on a last in, first out basis.
•If the Death Benefit Option 1 is in effect and the death benefit equals the Face Amount, the Face Amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrenders (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.

The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the amount of the unscheduled partial surrender.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount upon an unscheduled partial surrender.
•If the Death Benefit Option 3 is in effect, the Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the unscheduled partial surrender amount;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.
Scheduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date.
•You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on Policy Year)).
•The surrender is deducted from your Division(s) and/or Fixed Account according to your Monthly Policy Charge allocation percentages.
•Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
•Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.
•A scheduled partial surrender may cause a reduction in Face Amount:
•If Death Benefit Option 1 is in effect and the death benefit equals the Face Amount:
•on the first Monthly Date a scheduled partial surrender is effective (and each subsequent policy anniversary) the Face Amount is reduced.
•the amount of the reduction is the sum of the scheduled partial surrenders planned for that Policy Year that are not deemed to be a preferred partial surrender.
•If the amount of the scheduled partial surrender is increased, the Face Amount is reduced on the Monthly Date the change is effective. If the amount of the scheduled partial surrender is decreased, the Face Amount is not increased.
If the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrenders (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the sum of the scheduled partial surrenders planned for that Policy Year.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount due to scheduled partial surrenders.

•If the Death Benefit Option 3 is in effect, the Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective and on each subsequent policy anniversary. The Face Amount may also be reduced on the Monthly Date any increase to a scheduled partial surrender is effective. The Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the scheduled partial surrender amounts planned for that Policy Year;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.
Examination Offer (Free-Look Provision)
It is important to us that you are satisfied with the purchase of your Policy. Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the Policy is issued determines the examination offer period and the type of refund that applies.
Your premium payments are allocated as described under PREMIUMS – Allocation of Premiums. If you return this Policy before expiration of the examination offer period, we will refund your full premium in states where required. In states where permitted, we will refund the Net Policy Value, which may be more or less than your premium.
Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.
The examination offer period is the later of:
•10 days after the Policy is delivered to you; or
•such later date as specified by applicable state law.
NOTE:    See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS
Policy Loans
While your Policy is in effect and has a Net Surrender Value, you may borrow money from us with the Policy as the security for the policy loan.
•The maximum amount you may borrow is 90% of the Net Surrender Value as of the date we process the policy loan. The maximum amount you may borrow may be different in some states.
•You may request a policy loan of $50,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $50,000, your request must be made in writing.
•Generally, policy loan proceeds are sent within five Business Days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).
•Requests for policy loans from any joint Owner are binding on all joint Owners.
•Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness as follows:
•For Policy Dates before December 15, 2021, during the first ten policy years, the interest rate is 5.50% per year. After policy year ten, the interest rate is 4.00% per year.
•For Policy Dates on or after December 15, 2021, during the first ten policy years, the interest rate is 3.50% per year. After policy year ten, the interest rate is 2.00% per year (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date).

Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values because borrowed amounts do not reflect the investment experience of the Division(s) or the interest credited to the Fixed Account and Fixed DCA Account. In addition, Loan Indebtedness is subtracted from:
•death proceeds at the death of the Insured;
•Surrender Value upon full surrender or termination of a Policy; and
•maturity proceeds paid.

Loan Indebtedness reduces your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy terminates with an outstanding loan balance, there may be negative tax consequences.
Loan Account
When a policy loan is taken, a Loan Account is established. The Loan Account is part of our General Account. An amount equal to the loan is transferred from your Divisions and/or Fixed Account to your Loan Account. You may instruct us on the proportions to be taken from your Divisions or the Fixed Account. There are no restrictions on which Divisions or accounts that the loan amount can be transferred from.
Your loan account earns interest from the date of transfer as set forth below. Interest accrues daily and is paid at the end of the Policy Year. Once credited, interest is nonforfeitable.
•For Policy Dates before December 15, 2021, 4.00% of the amount in the Loan Account per year.
•For Policy Dates on or after December 15, 2021, 2.00% of the amount in the Loan Account per year (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. The current net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter.
Unscheduled Loans
Unscheduled loans are available in all Policy Years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Scheduled Loans
After the first Policy Year, scheduled policy loans are available on any Monthly Date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the Policy Year). The loan amount is withdrawn from your Divisions in the same proportion as the most recent Monthly Policy Charge.
Loan Payments
While the Policy is in force and before the Insured dies, you may pay the Loan Indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the Division(s), Fixed Account and Fixed DCA Account in the proportions used for allocation of premium payments;
•payments that we receive that are not designated as premium payments are applied as loan repayments if there is any Loan Indebtedness;
•the repayments are allocated as of the Valuation Period in which we receive the repayment; and
•repayments are to be sent to our Home Office.
POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
During the No-Lapse Guarantee Period, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described below and (ii) the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
After the No-Lapse Guarantee Period, a Policy will enter a grace period and is at risk of terminating if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
During a grace period, as described below, you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not paid the minimum required premium before the grace period expires.

The Policy also terminates:
•when you make a full Policy surrender;
•when death proceeds are paid; and
•when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated, as described below.
No-Lapse Guarantee Test
During the No-Lapse Guarantee Period, a Policy will not enter a grace period if it meets the “no-lapse guarantee test,” even if the Policy’s Net Surrender Value is insufficient to meet the Monthly Policy Charge. A Policy satisfies the no-lapse guarantee test if ((a) minus (b)) is greater than or equal to (c), where:
(a)    is the sum of the premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.
The no-lapse guarantee does not protect the Policy beyond the No-Lapse Guarantee Period. After the No-Lapse Guarantee Period, there is no guarantee that your Policy will stay in force even if you make premium payments under your Planned Periodic Premium schedule unless:
•Your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or
•the Death Benefit Guarantee Rider is in effect.
Grace Period
If a policy is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to avoid termination of your Policy, payment instructions and the grace period end date. Your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.
No partial surrenders, Face Amount Adjustments, or policy loans may be made during a grace period.
Minimum Required Premium
During the No-Lapse Guarantee Period, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement. The cumulative premium shortfall is equal to ((a) minus (b)) plus (c) where:
•(a) is the cumulative No-Lapse Guarantee Monthly Premiums due at the start of the grace period.
•(b) is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c) is three No-Lapse Guarantee Monthly Premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. The Net Surrender Value shortfall is equal to ((a) plus (b)) divided by (c) where:
•(a) is the amount by which the surrender charge is more than the Net Policy Value at the start of the grace period after the Monthly Policy Charge is deducted.
•(b) is three Monthly Policy Charges.
•(c) is 1 minus the Guaranteed Maximum Premium Expense Charge percentage.
After the No-Lapse Guarantee Period, the minimum required premium is the Net Surrender Value shortfall described above.
If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due Monthly Policy Charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.

The length of the Grace Period and/or the calculation for the minimum required premium may be different in some states.
Death During Grace Period
If the Insured dies during a grace period, we will pay the death benefit to the beneficiary(ies). The amount of the death benefit will be reduced by: all Monthly Policy Charges due and unpaid at the death of the Insured; and any Loan Indebtedness.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated as described in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:
•such reinstatement is prior to the Policy Maturity Date;
•you have not surrendered the Policy;
•not more than three years have elapsed since the Policy terminated (this time period may vary by state);
•you supply evidence which satisfies us that the Insured is alive and is insurable;
•you either repay or reinstate any Loan Indebtedness existing at termination; and
•you make the minimum required reinstatement premium as described below.
Minimum Required Premium
During the No-Lapse Guarantee Period, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement following expiration of the grace period. The cumulative premium shortfall is ((a) minus (b)) plus (c) where:
•(a)    is the cumulative No-Lapse Guarantee Monthly Premiums due at the end of the grace period.
•(b)    is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c)    is three No-Lapse Guarantee Monthly Premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge for three Monthly Dates after the grace period. The Net Surrender Value shortfall is ((a) plus (b)) divided by (c) where:
•(a)    is the amount by which the surrender charge is more than the Net Policy Value at the end of the grace period after the Monthly Policy Charge is deducted.
•(b)    is three Monthly Policy Charges.
•(c)    is 1 minus the Guaranteed Maximum Premium Expense Charge percentage.
After the No-Lapse Guarantee Period, the minimum required premium is the Net Surrender Value shortfall described above.
NOTE:    The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow us to recover Monthly Policy Charges due and unpaid during the grace period and to provide enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.
Reinstatement will be effective on the next Monthly Date following the date we approve the reinstatement application. your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.
Premiums received with your reinstatement application are held in our General Account without interest while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected Division(s), Fixed Account and/or Fixed DCA Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.
In most states, if you reinstate your Policy, the Death Benefit Guarantee Rider, the Life Paid-Up Rider, and the Surrender Value Enhancement Rider are not reinstated.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.
If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in APPENDIX D. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•smaller applicable percentages
•lower minimum death benefit
•lower cost of insurance charges
•better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
For Policy Dates before December 15, 2021
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.

•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $94,720 (assuming an applicable percentage of 379%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,835.11
Cash Value Accumulation Test	$100,000	$94,720	$74,835.11

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$284,160 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,984.12
Cash Value Accumulation Test	$100,000	$284,160	$208,691.46

For Policy Dates on or after December 15, 2021 (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.
•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $50,398 (assuming an applicable percentage of 201.591%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,917.11
Cash Value Accumulation Test	$100,000	$50,398	$74,917.11

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$151,193 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$86,116.35
Cash Value Accumulation Test	$100,000	$151,193	$76,067.93
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy Value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.
For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or termination, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years you make a partial surrender with a corresponding reduction in the Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
The increase in Policy Value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the Division(s) Fixed Account and/or Fixed DCA Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and your investment in the Policy at the time the loan is made.
If the Policy terminates with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and your investment in the Policy.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your Policy Value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•made after the Owner attains age 59½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the policy beneficiary(ies) if you or the Insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the Insured be 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the Insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the Face Amount of the Policy, issue age, Gender, and tobacco status. This amount is shown on the policy illustration provided to you by us or your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five Business Days from the date the application was rejected.

Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
Your Policy Date is shown on the Data Pages.
Upon specific request and our approval, your Policy may be backdated. The Policy Date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the Monthly Policy Charges is required for the backdated period. Monthly Policy Charges are deducted from the Policy Value for the backdated period.
Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
•employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•employees of agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected Owners and all other Policy Owners with policies funded with the Separate Account.
Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:
•beginning and end dates of the current statement period;
•the death benefit at the end of the statement period;
•the Policy Value at the beginning and end of the statement period;

•the Surrender Value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any Loan Indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•total value of each of your Divisions, the Fixed DCA Account and the Fixed Account as of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.
You will also receive a statement as of the end of each calendar quarter. After the first Policy Year, you may annual request, without charge, an illustrative report of your Policy. We may charge a reasonable fee, not to exceed $50, for any additional requests. We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
•change in allocations of future premium payments;
•change in allocation of the Monthly Policy Charge;
•change to your APR instructions;
•change to your scheduled transfer instructions;
•unscheduled transfers; and
•policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions. Your instructions:
•may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;
•may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information online. If you don’t have a password, you can obtain one at www.principal.com);
•must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;
•are effective the next Business Day if not received until after the close of the NYSE; and
•from one joint Owner are binding on all joint Owners.
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as your password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.
Misstatement of Age or Gender
We will adjust the death benefit if the age, or gender where applicable, of the Insured has been misstated. The adjusted death benefit will be equal to the death benefit that would have been purchased at the Insured’s correct age, or gender where applicable, of the Insured using the most recent cost of insurance rate charge and adjusting the Net Amount at Risk by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate.

Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
With respect to material misstatements made in the initial application(s) for the policy, we will not contest the policy after the policy has been in force during the lifetime of the Insured for two years from the Policy Date. With respect to material misstatements made in any subsequent application(s) for additional coverage or reinstatement application(s), we will not contest the additional coverage or reinstated coverage resulting from such application(s) after the additional coverage or reinstated coverage has been in force during the lifetime of the Insured for two years from the date of the Adjustment or reinstatement. The time limits in this Incontestability provision do not apply to fraudulent misrepresentations, when permitted by applicable law in the state where the policy is delivered or issued for delivery.
Independent Registered Public Accounting Firm
The financial statements of the Principal National Life Insurance Company Variable Life Separate Account and the financial statements of Principal National Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their report.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
FINANCIAL STATEMENTS
Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.

APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome4Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein	0.80%	(15.63%)	3.88%	9.33%
AllianceBernstein International Value - Class A*	International Equity		0.88%	(13.61%)	(2.32%)	2.76%
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)*	Small/Mid US Equity		0.90%	(39.09%)	6.77%	10.84%
American Century VP Capital Appreciation - Class II*	Small/Mid US Equity	American Century Investment Management, Inc.	1.07%	(28.25%)	7.74%	10.09%
American Century VP Disciplined Core Value - Class II	Large US Equity		0.96%	(12.83%)	6.59%	10.37%
American Century VP Inflation Protection - Class II	Inflation-Protected Bond		0.77%	(13.08%)	1.38%	0.67%
American Century VP Mid Cap Value - Class II*	Small/Mid US Equity		1.01%	(1.38%)	6.61%	10.84%
American Century VP Value - Class II*	Large US Equity		0.88%	0.31%	7.68%	10.41%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.75%	(14.56%)	3.40%	5.25%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.59%	(29.94%)	11.14%	13.64%
American Funds Insurance Series International - Class 2	International Equity		0.78%	(20.79%)	(1.03%)	3.92%
American Funds Insurance Series New World - Class 2*	International Equity		0.82%	(22.10%)	2.32%	4.27%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.50%	(8.45%)	7.11%	11.30%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.05%	(14.28%)	3.24%	8.60%
Calvert Investment Grade Bond Index - Class I*	Fixed Income	Calvert Research and Management/Ameritas Investment Partners	0.32%	(12.53%)	(0.09%)	0.86%
Calvert Russell 2000 Small Cap Index - Class F*	Small/Mid US Equity		0.60%	(20.67%)	3.65%	8.34%
Calvert VP S&P 500 Index (not available to new investors after 4/25/2014)*	Large US Equity		0.28%	(18.34%)	9.12%	12.20%
Calvert S&P MidCap 400 Index - Class F*	Small/Mid US Equity		0.53%	(13.51%)	6.17%	10.12%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.83%	(25.31%)	5.22%	9.22%
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	(12.36%)	4.04%	8.92%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.18%	(16.14%)	1.77%	6.84%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.85%	(26.49%)	8.39%	11.15%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity		0.76%	(5.24%)	7.88%	9.91%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	(18.30%)
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.34%	1.36%	1.02%	0.58%
Fidelity VIP High Income - Service Class 2	Fixed Income		0.97%	(11.67%)	0.86%	2.71%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	(16.21%)
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.86%	(14.97%)	5.68%	9.69%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	(19.41%)
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	International Equity	Franklin Mutual Advisors, LLC	1.18%	(4.75%)	3.66%	6.60%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity	Franklin Advisers, Inc.	0.90%	(10.57%)	10.04%	11.86%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.91%	(10.06%)	5.48%	9.09%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.77%	(4.95%)	(2.32%)	(0.78%)
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.11%	(31.30%)	7.39%	11.35%
Invesco VI American Value- Series I	Small/Mid US Equity		0.89%	(2.61%)	6.59%	8.87%
Invesco VI Core Equity- Series II	Large US Equity		1.05%	(20.75%)	5.92%	8.03%
Invesco VI Health Care- Series I	Other-Health		0.96%	(13.32%)	8.30%	10.24%
Invesco VI Main Street Mid Cap - Series II	Small/Mid US Equity		1.18%	(14.45%)	4.82%	7.72%
Invesco VI Main Street Small Cap - Series II*	Small/Mid US Equity		1.12%	(16.04%)	6.74%	10.60%
Janus Henderson Series Enterprise- Service Shares	Small/Mid US Equity	Janus Capital Management LLC	0.96%	(16.15%)	9.35%	13.10%
Janus Henderson Series Forty - Service Shares	Large US Equity		0.80%	(33.73%)	9.48%	12.72%
Janus Henderson Global Sustainable Equity- Service (available starting June 6, 2022)	International Equity	Janus Henderson Investors US LLC	1.12%
Janus Henderson Series Global Technology and Innovation - Service Shares	Other-Technology	Janus Capital Management LLC	0.97%	(37.12%)	10.28%	15.34%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	(35.98%)	8.23%	10.86%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.79%	(18.56%)	5.14%	10.21%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.04%	(9.00%)	7.32%	10.59%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	(29.99%)	7.53%	9.71%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	(11.23%)	7.92%	11.56%
MFS Utilities - Service Class	Other - Utilities		1.03%	0.48%	8.73%	8.35%
Neuberger Berman AMT Sustainable Equity - I Class	Large US Equity	Neuberger Berman LLC	0.93%	(18.45%)	7.40%	10.89%
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.50%	(14.13%)	0.27%	1.39%
PVC Diversified International- Class 1	International Equity		0.92%	(20.00%)	0.63%	4.32%
PVC Equity Income- Class 1	Large US Equity		0.48%	(10.50%)	7.42%	10.70%
PVC Global Emerging Markets- Class 1*	International Equity		1.11%	(22.66%)	(2.94%)	0.46%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.51%	(11.81%)	(0.78%)	0.45%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.71%	(34.16%)	8.85%	12.67%
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.20%	(18.33%)	9.14%	12.25%
PVC MidCap- Class 1	Small/Mid US Equity		0.54%	(22.98%)	8.88%	12.54%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.63%	(16.42%)	10.17%	12.54%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.54%	(14.38%)	3.35%	5.69%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.57%	(16.84%)	4.09%	6.68%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.64%	(18.10%)	4.74%	7.53%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.68%	(18.81%)	5.06%	7.98%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.70%	(18.78%)	5.22%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.54%	(13.09%)	1.80%	3.09%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.79%	(25.41%)	4.93%	7.79%
PVC SAM Balanced- Class 1	Asset Allocation		0.76%	(16.15%)	3.88%	6.38%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.75%	(14.45%)	2.84%	4.83%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.78%	(17.79%)	4.84%	7.82%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.70%	(13.11%)	2.04%	3.77%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.79%	(18.78%)	5.53%	8.75%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.41%	(3.45%)	0.94%	1.28%
PVC SmallCap- Class 1	Small/Mid US Equity		0.84%	(20.63%)	5.75%	10.50%
Putnam VT Large Cap Growth - Class 1B	Large US Equity	Putnam Investment Management LLC	0.91%	(30.50%)	10.60%	13.72%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.76%	(11.85%)	1.76%	3.13%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.74%	(13.73%)	1.77%	3.77%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.75%	(13.35%)	1.92%	3.72%
VanEck VIP Global Resources- Class S	Other-Natural Resources	Van Eck Associates Corp	1.33%	8.12%	4.01%	0.11%
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.20%	(33.84%)	(0.78%)	3.97%
* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

APPENDIX A – SURRENDER CHARGE RATE TABLE - For Policy Dates before December 15, 2021

Issue Age	Male	Female	Unisex
0	12.17	11.75	12.09
1	12.26	11.82	12.17
2	12.36	11.9	12.27
3	12.46	11.98	12.37
4	12.57	12.07	12.48
5	12.69	12.16	12.59
6	12.81	12.26	12.71
7	12.94	12.36	12.83
8	13.08	12.47	12.96
9	13.22	12.58	13.1
10	13.37	12.7	13.24
11	13.53	12.83	13.39
12	13.7	12.96	13.55
13	13.87	13.1	13.72
14	14.05	13.24	13.89
15	14.24	13.39	14.07
16	14.43	13.55	14.26
17	14.62	13.7	14.44
18	14.81	13.87	14.62
19	15	14.04	14.81
20	15.2	14.21	15.01
21	15.4	14.4	15.21
22	15.62	14.6	15.42
23	15.85	14.81	15.64
24	16.08	15.03	15.88
25	16.33	15.25	16.12
26	16.59	15.49	16.37
27	16.86	15.74	16.64
28	17.15	16.01	16.93
29	17.45	16.28	17.23
30	17.78	16.58	17.54
31	18.12	16.88	17.88
32	18.48	17.21	18.24
33	18.86	17.55	18.61
34	19.26	17.9	18.99
35	19.67	18.27	19.4
36	20.11	18.66	19.83
37	20.56	19.07	20.27
38	21.03	19.5	20.73
39	21.52	19.94	21.22
40	22.04	20.41	21.72
41	22.58	20.9	22.25
42	23.14	21.42	22.8
43	23.72	21.97	23.38
44	24.35	22.55	24
45	25.01	23.17	24.65
46	25.71	23.83	25.34
47	26.45	24.52	26.08
48	27.24	25.25	26.86
49	28.08	26.02	27.69
50	28.99	26.84	28.57
51	29.95	27.71	29.52
52	30.97	28.63	30.52

Issue Age	Male	Female	Unisex
53	32.06	29.61	31.59
54	33.22	30.65	32.73
55	34.46	31.75	33.94
56	35.78	32.91	35.23
57	37.19	34.16	36.6
58	38.69	35.48	38.07
59	40.29	36.89	39.63
60	42	38.39	41.3
61	43.82	39.99	43.08
62	45.77	41.69	44.98
63	47.85	43.51	47.01
64	50.06	45.45	49.17
65	52.42	47.52	51.47
66	54.95	49.74	53.94
67	57.66	52.1	56.58
68	57.74	54.63	57.77
69	57.65	57.34	57.68
70	57.56	57.75	57.6
71	57.48	57.67	57.52
72	57.4	57.58	57.43
73	57.32	57.49	57.35
74	57.24	57.4	57.27
75	57.16	57.3	57.18
76	57.07	57.2	57.09
77	56.96	57.1	56.99
78	56.85	56.99	56.88
79	56.73	56.88	56.76
80	56.62	56.77	56.65
81	56.5	56.67	56.53
82	56.37	56.58	56.41
83	56.28	56.49	56.32
84	56.2	56.41	56.25
85	56.16	56.36	56.2

APPENDIX A – SURRENDER CHARGE RATE TABLE - For Policy Dates on or after December 15, 2021
(in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)

Issue Age	Male	Female	Unisex
0	12.95	12.48	12.86
1	13.06	12.56	12.96
2	13.17	12.66	13.07
3	13.30	12.76	13.19
4	13.43	12.87	13.32
5	13.56	12.99	13.45
6	13.71	13.10	13.59
7	13.85	13.23	13.73
8	14.01	13.36	13.88
9	14.17	13.49	14.04
10	14.34	13.63	14.20
11	14.52	13.78	14.38
12	14.71	13.93	14.55
13	14.90	14.09	14.74
14	15.10	14.26	14.94
15	15.31	14.43	15.14
16	15.52	14.61	15.34
17	15.73	14.79	15.55
18	15.95	14.98	15.76
19	16.16	15.17	15.97
20	16.38	15.37	16.19
21	16.62	15.59	16.42
22	16.86	15.81	16.65
23	17.11	16.04	16.90
24	17.37	16.29	17.16
25	17.65	16.54	17.43
26	17.93	16.81	17.71
27	18.23	17.08	18.01
28	18.55	17.37	18.32
29	18.88	17.68	18.65
30	19.23	18.00	18.99
31	19.60	18.33	19.35
32	19.99	18.68	19.73
33	20.39	19.05	20.13
34	20.81	19.43	20.55
35	21.25	19.83	20.98
36	21.72	20.25	21.43
37	22.19	20.69	21.90
38	22.69	21.14	22.39
39	23.22	21.61	22.91
40	23.76	22.11	23.44
41	24.32	22.63	24.00
42	24.92	23.18	24.58
43	25.53	23.75	25.19
44	26.18	24.36	25.83
45	26.87	25.01	26.51
46	27.60	25.69	27.23
47	28.37	26.41	27.99
48	29.19	27.16	28.80
49	30.06	27.96	29.65
50	30.98	28.81	30.56

51	31.97	29.70	31.53
52	33.01	30.64	32.56
53	34.12	31.64	33.64
54	35.30	32.70	34.80
55	36.56	33.82	36.03
56	37.90	35.01	37.34
57	39.32	36.27	38.73
58	40.84	37.61	40.21
59	42.45	39.03	41.79
60	44.17	40.55	43.47
61	46.01	42.16	45.26
62	47.97	43.88	47.17
63	50.05	45.71	49.21
64	52.27	47.66	51.38
65	54.64	49.74	53.69
66	57.17	51.96	56.16
67	57.52	54.33	57.54
68	57.44	56.86	57.47
69	57.35	57.52	57.39
70	57.27	57.45	57.30
71	57.19	57.37	57.22
72	57.11	57.29	57.14
73	57.03	57.20	57.07
74	56.96	57.11	56.99
75	56.88	57.02	56.91
76	56.80	56.92	56.82
77	56.70	56.82	56.72
78	56.59	56.72	56.62
79	56.48	56.62	56.51
80	56.37	56.51	56.40
81	56.26	56.42	56.29
82	56.14	56.33	56.18
83	56.06	56.25	56.10
84	55.99	56.18	56.03
85	55.95	56.13	55.99

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE - For Policy Dates before December 15, 2021
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	99.5%	98.9%	98.3%	97.7%	82.6%	67.6%	52.7%	34.3%	9.9%	0.0%
1	100.0%	99.4%	98.8%	98.2%	97.7%	82.5%	67.5%	52.7%	34.2%	9.9%	0.0%
2	100.0%	99.4%	98.7%	98.2%	97.5%	82.5%	67.4%	52.6%	34.2%	9.9%	0.0%
3	100.0%	99.4%	98.7%	98.2%	97.5%	82.4%	67.4%	52.5%	34.2%	9.9%	0.0%
4	100.0%	99.4%	98.8%	98.1%	97.5%	82.3%	67.3%	52.5%	34.1%	9.9%	0.0%
5	100.0%	99.3%	98.7%	98.1%	97.3%	82.2%	67.2%	52.4%	34.1%	9.9%	0.0%
6	100.0%	99.3%	98.7%	98.0%	97.3%	82.2%	67.1%	52.4%	34.0%	9.8%	0.0%
7	100.0%	99.3%	98.6%	97.9%	97.2%	82.0%	67.1%	52.3%	34.0%	9.8%	0.0%
8	100.0%	99.3%	98.6%	97.9%	97.1%	81.9%	67.0%	52.3%	33.9%	9.8%	0.0%
9	100.0%	99.3%	98.6%	97.8%	97.1%	81.9%	66.9%	52.2%	33.9%	9.8%	0.0%
10	100.0%	99.3%	98.5%	97.8%	97.0%	81.9%	66.9%	52.1%	33.8%	9.8%	0.0%
11	100.0%	99.2%	98.5%	97.7%	97.0%	81.9%	66.8%	52.1%	33.8%	9.8%	0.0%
12	100.0%	99.1%	98.4%	97.7%	96.9%	81.8%	66.8%	52.0%	33.8%	9.8%	0.0%
13	100.0%	99.2%	98.4%	97.6%	96.9%	81.7%	66.7%	52.0%	33.7%	9.8%	0.0%
14	100.0%	99.2%	98.4%	97.7%	96.9%	81.7%	66.7%	52.0%	33.7%	9.7%	0.0%
15	100.0%	99.2%	98.4%	97.6%	96.8%	81.6%	66.6%	51.9%	33.7%	9.7%	0.0%
16	100.0%	99.2%	98.4%	97.6%	96.8%	81.5%	66.6%	51.9%	33.6%	9.7%	0.0%
17	100.0%	99.1%	98.4%	97.6%	96.7%	81.4%	66.5%	51.8%	33.6%	9.7%	0.0%
18	100.0%	99.1%	98.3%	97.5%	96.6%	81.4%	66.4%	51.7%	33.5%	9.7%	0.0%
19	100.0%	99.2%	98.3%	97.4%	96.6%	81.3%	66.4%	51.6%	33.4%	9.6%	0.0%
20	100.0%	99.1%	98.2%	97.3%	96.5%	81.2%	66.2%	51.5%	33.3%	9.6%	0.0%
21	100.0%	99.1%	98.2%	97.3%	96.4%	81.2%	66.2%	51.4%	33.3%	9.6%	0.0%
22	100.0%	99.1%	98.2%	97.2%	96.2%	81.0%	66.0%	51.3%	33.2%	9.6%	0.0%
23	100.0%	99.0%	98.1%	97.1%	96.2%	80.9%	65.9%	51.2%	33.1%	9.5%	0.0%
24	100.0%	99.0%	98.0%	97.1%	96.0%	80.8%	65.8%	51.1%	33.0%	9.5%	0.0%
25	100.0%	99.0%	98.0%	96.9%	95.9%	80.7%	65.7%	51.0%	33.0%	9.5%	0.0%
26	100.0%	98.9%	97.9%	96.8%	95.8%	80.4%	65.5%	50.8%	32.9%	9.5%	0.0%
27	100.0%	98.9%	97.8%	96.7%	95.7%	80.4%	65.4%	50.7%	32.8%	9.4%	0.0%
28	100.0%	98.8%	97.8%	96.6%	95.5%	80.2%	65.2%	50.6%	32.7%	9.4%	0.0%
29	100.0%	98.9%	97.7%	96.6%	95.4%	80.1%	65.2%	50.5%	32.6%	9.4%	0.0%
30	100.0%	98.8%	97.6%	96.5%	95.3%	79.9%	65.0%	50.4%	32.5%	9.4%	0.0%
31	100.0%	98.8%	97.6%	96.4%	95.1%	79.8%	64.9%	50.3%	32.4%	9.3%	0.0%
32	100.0%	98.8%	97.6%	96.3%	95.1%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
33	100.0%	98.7%	97.5%	96.2%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
34	100.0%	98.7%	97.4%	96.1%	94.8%	79.5%	64.5%	49.9%	32.2%	9.2%	0.0%
35	100.0%	98.7%	97.4%	96.0%	94.7%	79.3%	64.3%	49.8%	32.1%	9.2%	0.0%
36	100.0%	98.6%	97.3%	95.9%	94.5%	79.1%	64.2%	49.7%	32.0%	9.2%	0.0%
37	100.0%	98.6%	97.2%	95.8%	94.4%	79.0%	64.1%	49.5%	31.9%	9.1%	0.0%
38	100.0%	98.6%	97.1%	95.7%	94.2%	78.9%	63.8%	49.3%	31.8%	9.1%	0.0%
39	100.0%	98.5%	97.1%	95.6%	94.1%	78.7%	63.7%	49.2%	31.6%	9.0%	0.0%
40	100.0%	98.5%	97.0%	95.5%	93.9%	78.5%	63.5%	49.0%	31.5%	9.0%	0.0%
41	100.0%	98.4%	96.8%	95.3%	93.7%	78.3%	63.3%	48.8%	31.3%	8.9%	0.0%
42	100.0%	98.4%	96.8%	95.2%	93.5%	78.0%	63.1%	48.6%	31.2%	8.9%	0.0%
43	100.0%	98.3%	96.7%	95.0%	93.3%	77.9%	62.8%	48.3%	31.0%	8.8%	0.0%
44	100.0%	98.3%	96.5%	94.8%	93.0%	77.5%	62.6%	48.1%	30.8%	8.8%	0.0%
45	100.0%	98.2%	96.4%	94.6%	92.8%	77.3%	62.3%	47.9%	30.6%	8.7%	0.0%
46	100.0%	98.1%	96.3%	94.4%	92.5%	77.0%	62.0%	47.6%	30.5%	8.7%	0.0%
47	100.0%	98.1%	96.2%	94.2%	92.2%	76.8%	61.7%	47.4%	30.3%	8.6%	0.0%
48	100.0%	98.0%	96.0%	94.0%	92.0%	76.4%	61.5%	47.1%	30.1%	8.5%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
49	100.0%	98.0%	95.9%	93.8%	91.7%	76.2%	61.2%	46.9%	29.9%	8.5%	0.0%
50	100.0%	97.8%	95.7%	93.6%	91.4%	75.8%	60.9%	46.6%	29.7%	8.4%	0.0%
51	100.0%	97.8%	95.6%	93.4%	91.1%	75.5%	60.6%	46.3%	29.5%	8.3%	0.0%
52	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.0%	29.3%	8.3%	0.0%
53	100.0%	97.6%	95.3%	92.9%	90.5%	74.9%	59.9%	45.8%	29.1%	8.2%	0.0%
54	100.0%	97.5%	95.1%	92.7%	90.2%	74.5%	59.6%	45.4%	28.8%	8.1%	0.0%
55	100.0%	97.5%	94.9%	92.4%	89.9%	74.2%	59.3%	45.2%	28.6%	8.1%	0.0%
56	100.0%	97.4%	94.8%	92.2%	89.5%	73.9%	58.9%	44.9%	28.4%	8.0%	0.0%
57	100.0%	97.3%	94.6%	91.9%	89.2%	73.4%	58.6%	44.6%	28.2%	7.9%	0.0%
58	100.0%	97.2%	94.4%	91.6%	88.8%	73.1%	58.2%	44.2%	27.9%	7.9%	0.0%
59	100.0%	97.1%	94.2%	91.3%	88.5%	72.8%	57.9%	43.9%	27.7%	7.8%	0.0%
60	100.0%	97.0%	94.0%	91.1%	88.1%	72.3%	57.5%	43.6%	27.4%	7.7%	0.0%
61	100.0%	96.9%	93.9%	90.8%	87.7%	72.0%	57.1%	43.2%	27.2%	7.6%	0.0%
62	100.0%	96.8%	93.6%	90.5%	87.3%	71.6%	56.7%	42.8%	26.9%	7.5%	0.0%
63	100.0%	96.7%	93.4%	90.2%	86.9%	71.1%	56.3%	42.4%	26.6%	7.4%	0.0%
64	100.0%	96.6%	93.2%	89.8%	86.5%	70.6%	55.8%	42.0%	26.3%	7.3%	0.0%
65	100.0%	96.5%	93.0%	89.5%	86.0%	70.1%	55.4%	41.6%	26.0%	7.2%	0.0%
66	100.0%	96.3%	92.7%	89.1%	85.5%	69.6%	54.9%	41.2%	25.7%	7.2%	0.0%
67	100.0%	96.2%	92.4%	88.7%	85.0%	69.1%	54.4%	40.8%	25.4%	7.1%	0.0%
68	100.0%	96.1%	92.2%	88.3%	84.5%	68.6%	53.9%	40.4%	25.1%	7.0%	0.0%
69	100.0%	95.9%	91.9%	87.9%	84.0%	68.1%	53.5%	39.9%	24.8%	6.9%	0.0%
70	100.0%	95.8%	91.6%	87.5%	83.5%	67.7%	53.0%	39.5%	24.5%	6.8%	0.0%
71	100.0%	95.6%	91.4%	87.2%	83.1%	67.2%	52.5%	39.1%	24.2%	6.7%	0.0%
72	100.0%	95.5%	91.1%	86.8%	82.6%	66.6%	52.0%	38.7%	23.9%	6.6%	0.0%
73	100.0%	95.4%	90.9%	86.4%	82.1%	66.1%	51.5%	38.2%	23.5%	6.4%	0.0%
74	100.0%	95.2%	90.6%	86.0%	81.5%	65.5%	50.9%	37.7%	23.2%	6.3%	0.0%
75	100.0%	95.1%	90.3%	85.6%	80.9%	64.9%	50.3%	37.1%	22.8%	6.2%	0.0%
76	100.0%	94.9%	89.9%	85.0%	80.3%	64.3%	49.7%	36.6%	22.5%	6.1%	0.0%
77	100.0%	94.7%	89.6%	84.5%	79.6%	63.6%	49.1%	36.2%	22.1%	6.0%	0.0%
78	100.0%	94.5%	89.2%	84.0%	78.9%	63.0%	48.6%	35.7%	21.9%	6.0%	0.0%
79	100.0%	94.3%	88.8%	83.5%	78.3%	62.4%	48.1%	35.4%	21.7%	5.9%	0.0%
80	100.0%	94.1%	88.4%	83.0%	77.7%	61.9%	47.7%	35.1%	21.5%	5.9%	0.0%
81	100.0%	93.9%	88.1%	82.5%	77.3%	61.5%	47.4%	34.9%	21.5%	5.9%	0.0%
82	100.0%	93.8%	87.9%	82.2%	77.0%	61.3%	47.3%	34.9%	21.6%	5.9%	0.0%
83	100.0%	93.6%	87.7%	82.0%	76.8%	61.3%	47.4%	35.1%	21.7%	6.0%	0.0%
84	100.0%	93.6%	87.6%	82.0%	76.9%	61.5%	47.7%	35.4%	22.0%	6.1%	0.0%
85	100.0%	93.5%	87.6%	82.2%	77.2%	61.9%	48.2%	35.9%	22.3%	6.2%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	99.5%	99.0%	98.5%	97.9%	82.8%	67.8%	53.0%	34.5%	10.0%	0.0%
1	100.0%	99.4%	98.9%	98.3%	97.8%	82.6%	67.7%	52.9%	34.4%	10.0%	0.0%
2	100.0%	99.4%	98.9%	98.3%	97.8%	82.6%	67.6%	52.8%	34.3%	9.9%	0.0%
3	100.0%	99.4%	98.9%	98.3%	97.7%	82.5%	67.6%	52.7%	34.3%	9.9%	0.0%
4	100.0%	99.4%	98.8%	98.2%	97.6%	82.5%	67.6%	52.7%	34.2%	9.9%	0.0%
5	100.0%	99.4%	98.8%	98.2%	97.6%	82.5%	67.5%	52.7%	34.2%	9.9%	0.0%
6	100.0%	99.4%	98.8%	98.2%	97.6%	82.4%	67.4%	52.6%	34.2%	9.9%	0.0%
7	100.0%	99.4%	98.7%	98.2%	97.5%	82.4%	67.3%	52.5%	34.2%	9.9%	0.0%
8	100.0%	99.3%	98.7%	98.1%	97.4%	82.2%	67.3%	52.5%	34.1%	9.9%	0.0%
9	100.0%	99.3%	98.7%	98.0%	97.4%	82.2%	67.2%	52.4%	34.1%	9.9%	0.0%
10	100.0%	99.3%	98.7%	98.0%	97.3%	82.1%	67.1%	52.4%	34.0%	9.8%	0.0%
11	100.0%	99.2%	98.6%	97.9%	97.2%	82.0%	67.1%	52.3%	33.9%	9.8%	0.0%
12	100.0%	99.3%	98.6%	97.9%	97.2%	81.9%	67.0%	52.2%	33.9%	9.8%	0.0%
13	100.0%	99.2%	98.5%	97.8%	97.0%	81.9%	66.9%	52.1%	33.9%	9.8%	0.0%
14	100.0%	99.3%	98.5%	97.8%	97.1%	81.9%	66.9%	52.1%	33.8%	9.8%	0.0%
15	100.0%	99.3%	98.5%	97.8%	97.0%	81.8%	66.9%	52.0%	33.8%	9.8%	0.0%
16	100.0%	99.2%	98.5%	97.7%	96.9%	81.7%	66.7%	52.0%	33.7%	9.7%	0.0%
17	100.0%	99.2%	98.4%	97.7%	96.9%	81.6%	66.6%	51.9%	33.7%	9.7%	0.0%
18	100.0%	99.2%	98.4%	97.6%	96.7%	81.4%	66.5%	51.8%	33.6%	9.7%	0.0%
19	100.0%	99.1%	98.3%	97.5%	96.6%	81.3%	66.4%	51.7%	33.5%	9.7%	0.0%
20	100.0%	99.2%	98.3%	97.5%	96.6%	81.3%	66.4%	51.6%	33.5%	9.7%	0.0%
21	100.0%	99.1%	98.3%	97.4%	96.5%	81.3%	66.3%	51.5%	33.4%	9.6%	0.0%
22	100.0%	99.1%	98.2%	97.3%	96.4%	81.1%	66.2%	51.4%	33.3%	9.6%	0.0%
23	100.0%	99.1%	98.1%	97.2%	96.2%	81.0%	66.0%	51.3%	33.2%	9.6%	0.0%
24	100.0%	99.0%	98.1%	97.1%	96.2%	80.9%	65.9%	51.3%	33.2%	9.6%	0.0%
25	100.0%	99.0%	98.0%	97.1%	96.1%	80.8%	65.8%	51.2%	33.1%	9.5%	0.0%
26	100.0%	99.0%	98.0%	97.0%	95.9%	80.7%	65.7%	51.0%	33.0%	9.5%	0.0%
27	100.0%	98.9%	97.9%	96.9%	95.9%	80.6%	65.6%	50.9%	32.9%	9.5%	0.0%
28	100.0%	98.9%	97.8%	96.8%	95.7%	80.4%	65.5%	50.8%	32.8%	9.5%	0.0%
29	100.0%	98.9%	97.9%	96.8%	95.7%	80.3%	65.4%	50.7%	32.8%	9.4%	0.0%
30	100.0%	98.9%	97.7%	96.6%	95.5%	80.2%	65.2%	50.6%	32.7%	9.4%	0.0%
31	100.0%	98.9%	97.7%	96.6%	95.4%	80.1%	65.1%	50.5%	32.6%	9.4%	0.0%
32	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	65.0%	50.3%	32.5%	9.3%	0.0%
33	100.0%	98.8%	97.6%	96.4%	95.1%	79.8%	64.8%	50.2%	32.4%	9.3%	0.0%
34	100.0%	98.7%	97.5%	96.3%	95.0%	79.6%	64.8%	50.1%	32.3%	9.3%	0.0%
35	100.0%	98.7%	97.5%	96.2%	94.9%	79.6%	64.5%	50.0%	32.2%	9.3%	0.0%
36	100.0%	98.7%	97.4%	96.1%	94.8%	79.4%	64.4%	49.8%	32.1%	9.2%	0.0%
37	100.0%	98.6%	97.3%	96.0%	94.6%	79.2%	64.3%	49.7%	32.0%	9.2%	0.0%
38	100.0%	98.6%	97.2%	95.8%	94.4%	79.1%	64.1%	49.5%	31.9%	9.1%	0.0%
39	100.0%	98.6%	97.2%	95.7%	94.3%	78.9%	63.9%	49.3%	31.8%	9.1%	0.0%
40	100.0%	98.5%	97.1%	95.6%	94.1%	78.7%	63.7%	49.2%	31.6%	9.1%	0.0%
41	100.0%	98.5%	97.0%	95.5%	93.9%	78.5%	63.5%	49.0%	31.5%	9.0%	0.0%
42	100.0%	98.5%	96.9%	95.3%	93.7%	78.3%	63.3%	48.8%	31.3%	9.0%	0.0%
43	100.0%	98.4%	96.8%	95.1%	93.5%	78.0%	63.1%	48.6%	31.2%	8.9%	0.0%
44	100.0%	98.4%	96.7%	95.0%	93.3%	77.9%	62.9%	48.4%	31.0%	8.9%	0.0%
45	100.0%	98.3%	96.5%	94.8%	93.0%	77.6%	62.7%	48.2%	30.9%	8.8%	0.0%
46	100.0%	98.2%	96.4%	94.6%	92.8%	77.4%	62.4%	48.0%	30.7%	8.8%	0.0%
47	100.0%	98.2%	96.3%	94.5%	92.6%	77.1%	62.2%	47.8%	30.6%	8.7%	0.0%
48	100.0%	98.1%	96.2%	94.3%	92.4%	76.8%	61.9%	47.5%	30.4%	8.7%	0.0%
49	100.0%	98.1%	96.1%	94.1%	92.1%	76.6%	61.7%	47.3%	30.2%	8.6%	0.0%
50	100.0%	98.0%	96.0%	94.0%	91.9%	76.3%	61.4%	47.1%	30.0%	8.5%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	97.9%	95.8%	93.7%	91.6%	76.1%	61.1%	46.8%	29.8%	8.5%	0.0%
52	100.0%	97.9%	95.7%	93.5%	91.4%	75.7%	60.8%	46.6%	29.7%	8.4%	0.0%
53	100.0%	97.8%	95.6%	93.3%	91.0%	75.5%	60.6%	46.3%	29.4%	8.3%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.7%	75.1%	60.2%	46.0%	29.2%	8.3%	0.0%
55	100.0%	97.6%	95.2%	92.8%	90.4%	74.8%	59.9%	45.7%	29.0%	8.2%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	74.5%	59.6%	45.4%	28.8%	8.1%	0.0%
57	100.0%	97.4%	94.9%	92.4%	89.8%	74.1%	59.2%	45.2%	28.6%	8.1%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.5%	73.8%	58.9%	44.8%	28.4%	8.0%	0.0%
59	100.0%	97.3%	94.6%	91.9%	89.1%	73.4%	58.6%	44.5%	28.2%	7.9%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	73.1%	58.2%	44.2%	27.9%	7.9%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.4%	72.7%	57.8%	43.9%	27.7%	7.8%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.1%	72.3%	57.5%	43.6%	27.4%	7.7%	0.0%
63	100.0%	96.9%	93.8%	90.8%	87.7%	71.9%	57.1%	43.2%	27.2%	7.6%	0.0%
64	100.0%	96.8%	93.6%	90.5%	87.3%	71.6%	56.7%	42.8%	26.9%	7.5%	0.0%
65	100.0%	96.7%	93.4%	90.2%	86.9%	71.1%	56.3%	42.5%	26.6%	7.4%	0.0%
66	100.0%	96.6%	93.2%	89.8%	86.5%	70.6%	55.9%	42.1%	26.4%	7.3%	0.0%
67	100.0%	96.5%	93.0%	89.5%	86.0%	70.2%	55.4%	41.6%	26.0%	7.2%	0.0%
68	100.0%	96.3%	92.7%	89.2%	85.6%	69.7%	55.0%	41.3%	25.7%	7.1%	0.0%
69	100.0%	96.2%	92.5%	88.8%	85.1%	69.2%	54.5%	40.8%	25.4%	7.0%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	68.7%	53.9%	40.3%	25.1%	6.9%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.0%	68.1%	53.4%	39.8%	24.7%	6.8%	0.0%
72	100.0%	95.8%	91.7%	87.5%	83.5%	67.6%	52.9%	39.4%	24.4%	6.7%	0.0%
73	100.0%	95.6%	91.4%	87.1%	82.9%	67.0%	52.3%	38.9%	24.0%	6.6%	0.0%
74	100.0%	95.5%	91.0%	86.6%	82.3%	66.4%	51.7%	38.4%	23.7%	6.5%	0.0%
75	100.0%	95.3%	90.7%	86.2%	81.7%	65.7%	51.2%	37.9%	23.4%	6.4%	0.0%
76	100.0%	95.1%	90.4%	85.7%	81.1%	65.1%	50.6%	37.4%	23.0%	6.3%	0.0%
77	100.0%	95.0%	90.0%	85.2%	80.5%	64.5%	50.1%	37.0%	22.7%	6.2%	0.0%
78	100.0%	94.8%	89.7%	84.7%	79.9%	63.9%	49.6%	36.6%	22.5%	6.2%	0.0%
79	100.0%	94.6%	89.4%	84.3%	79.4%	63.4%	49.1%	36.2%	22.2%	6.1%	0.0%
80	100.0%	94.4%	89.0%	83.8%	78.8%	63.0%	48.7%	35.9%	22.0%	6.0%	0.0%
81	100.0%	94.3%	88.8%	83.5%	78.4%	62.6%	48.4%	35.6%	21.9%	6.0%	0.0%
82	100.0%	94.1%	88.5%	83.1%	78.1%	62.2%	48.1%	35.5%	21.8%	6.0%	0.0%
83	100.0%	94.0%	88.3%	82.9%	77.8%	62.1%	48.0%	35.3%	21.7%	5.9%	0.0%
84	100.0%	93.9%	88.2%	82.7%	77.6%	61.9%	47.8%	35.3%	21.7%	5.9%	0.0%
85	100.0%	93.8%	88.0%	82.6%	77.5%	61.8%	47.7%	35.3%	21.6%	5.9%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	99.5%	98.9%	98.3%	97.7%	82.5%	67.6%	52.8%	34.3%	9.9%	0.0%
1	100.0%	99.5%	98.9%	98.3%	97.7%	82.5%	67.6%	52.7%	34.3%	9.9%	0.0%
2	100.0%	99.4%	98.8%	98.2%	97.6%	82.5%	67.5%	52.6%	34.2%	9.9%	0.0%
3	100.0%	99.4%	98.7%	98.2%	97.5%	82.4%	67.3%	52.6%	34.2%	9.9%	0.0%
4	100.0%	99.3%	98.7%	98.1%	97.5%	82.3%	67.3%	52.5%	34.1%	9.9%	0.0%
5	100.0%	99.3%	98.7%	98.0%	97.4%	82.3%	67.3%	52.4%	34.1%	9.9%	0.0%
6	100.0%	99.3%	98.6%	98.0%	97.4%	82.1%	67.1%	52.4%	34.0%	9.8%	0.0%
7	100.0%	99.3%	98.6%	98.0%	97.3%	82.1%	67.1%	52.3%	34.0%	9.8%	0.0%
8	100.0%	99.3%	98.6%	97.9%	97.2%	82.0%	67.1%	52.3%	33.9%	9.8%	0.0%
9	100.0%	99.3%	98.6%	97.8%	97.1%	81.9%	67.0%	52.2%	33.9%	9.8%	0.0%
10	100.0%	99.3%	98.5%	97.8%	97.1%	81.9%	66.9%	52.2%	33.9%	9.8%	0.0%
11	100.0%	99.3%	98.5%	97.8%	97.0%	81.9%	66.9%	52.1%	33.9%	9.8%	0.0%
12	100.0%	99.2%	98.5%	97.7%	97.0%	81.9%	66.8%	52.1%	33.8%	9.8%	0.0%
13	100.0%	99.2%	98.4%	97.7%	97.0%	81.8%	66.8%	52.0%	33.8%	9.8%	0.0%
14	100.0%	99.2%	98.4%	97.7%	96.9%	81.7%	66.7%	52.0%	33.7%	9.8%	0.0%
15	100.0%	99.2%	98.5%	97.7%	96.9%	81.6%	66.7%	51.9%	33.7%	9.7%	0.0%
16	100.0%	99.1%	98.3%	97.6%	96.8%	81.6%	66.6%	51.9%	33.6%	9.7%	0.0%
17	100.0%	99.2%	98.4%	97.5%	96.8%	81.5%	66.5%	51.8%	33.6%	9.7%	0.0%
18	100.0%	99.2%	98.4%	97.6%	96.7%	81.4%	66.5%	51.8%	33.5%	9.7%	0.0%
19	100.0%	99.1%	98.3%	97.5%	96.6%	81.3%	66.4%	51.6%	33.4%	9.7%	0.0%
20	100.0%	99.1%	98.2%	97.4%	96.4%	81.3%	66.2%	51.5%	33.4%	9.6%	0.0%
21	100.0%	99.1%	98.2%	97.3%	96.4%	81.1%	66.2%	51.4%	33.3%	9.6%	0.0%
22	100.0%	99.0%	98.1%	97.2%	96.3%	81.0%	66.0%	51.3%	33.2%	9.6%	0.0%
23	100.0%	99.1%	98.1%	97.2%	96.2%	80.9%	65.9%	51.3%	33.2%	9.6%	0.0%
24	100.0%	99.0%	98.0%	97.1%	96.0%	80.8%	65.8%	51.1%	33.0%	9.5%	0.0%
25	100.0%	99.0%	98.0%	97.0%	95.9%	80.7%	65.7%	51.0%	33.0%	9.5%	0.0%
26	100.0%	99.0%	97.9%	96.9%	95.9%	80.6%	65.6%	50.9%	32.9%	9.5%	0.0%
27	100.0%	98.9%	97.8%	96.8%	95.7%	80.4%	65.5%	50.8%	32.8%	9.5%	0.0%
28	100.0%	98.9%	97.8%	96.6%	95.5%	80.2%	65.2%	50.7%	32.7%	9.4%	0.0%
29	100.0%	98.8%	97.7%	96.6%	95.4%	80.2%	65.1%	50.5%	32.7%	9.4%	0.0%
30	100.0%	98.9%	97.7%	96.5%	95.3%	80.0%	65.0%	50.4%	32.6%	9.4%	0.0%
31	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	64.9%	50.3%	32.5%	9.3%	0.0%
32	100.0%	98.7%	97.5%	96.3%	95.1%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
33	100.0%	98.7%	97.5%	96.2%	95.0%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
34	100.0%	98.7%	97.4%	96.2%	94.8%	79.5%	64.5%	49.9%	32.2%	9.2%	0.0%
35	100.0%	98.7%	97.4%	96.0%	94.7%	79.4%	64.4%	49.8%	32.1%	9.2%	0.0%
36	100.0%	98.6%	97.3%	95.9%	94.6%	79.1%	64.2%	49.7%	32.0%	9.2%	0.0%
37	100.0%	98.6%	97.2%	95.9%	94.4%	79.1%	64.1%	49.6%	31.9%	9.1%	0.0%
38	100.0%	98.6%	97.2%	95.8%	94.3%	78.9%	63.9%	49.4%	31.8%	9.1%	0.0%
39	100.0%	98.5%	97.1%	95.6%	94.1%	78.7%	63.7%	49.2%	31.6%	9.1%	0.0%
40	100.0%	98.5%	97.0%	95.5%	94.0%	78.5%	63.6%	49.0%	31.5%	9.0%	0.0%
41	100.0%	98.5%	96.9%	95.3%	93.7%	78.3%	63.4%	48.8%	31.4%	9.0%	0.0%
42	100.0%	98.4%	96.8%	95.2%	93.5%	78.1%	63.1%	48.6%	31.2%	8.9%	0.0%
43	100.0%	98.4%	96.7%	95.0%	93.3%	77.9%	62.9%	48.4%	31.0%	8.9%	0.0%
44	100.0%	98.3%	96.6%	94.8%	93.1%	77.6%	62.7%	48.2%	30.9%	8.8%	0.0%
45	100.0%	98.2%	96.5%	94.7%	92.9%	77.4%	62.4%	48.0%	30.7%	8.7%	0.0%
46	100.0%	98.2%	96.4%	94.5%	92.6%	77.1%	62.1%	47.7%	30.5%	8.7%	0.0%
47	100.0%	98.1%	96.2%	94.3%	92.3%	76.8%	61.8%	47.5%	30.3%	8.6%	0.0%
48	100.0%	98.0%	96.0%	94.1%	92.1%	76.5%	61.5%	47.2%	30.1%	8.6%	0.0%
49	100.0%	97.9%	95.9%	93.8%	91.8%	76.2%	61.3%	47.0%	30.0%	8.5%	0.0%
50	100.0%	97.9%	95.8%	93.6%	91.5%	75.9%	61.0%	46.7%	29.8%	8.4%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	97.8%	95.6%	93.4%	91.2%	75.6%	60.7%	46.4%	29.6%	8.4%	0.0%
52	100.0%	97.7%	95.5%	93.2%	90.9%	75.3%	60.4%	46.1%	29.3%	8.3%	0.0%
53	100.0%	97.6%	95.3%	93.0%	90.6%	75.0%	60.1%	45.9%	29.1%	8.2%	0.0%
54	100.0%	97.6%	95.2%	92.7%	90.3%	74.6%	59.7%	45.5%	28.9%	8.2%	0.0%
55	100.0%	97.5%	95.0%	92.5%	90.0%	74.3%	59.4%	45.3%	28.7%	8.1%	0.0%
56	100.0%	97.4%	94.8%	92.2%	89.6%	74.0%	59.1%	44.9%	28.5%	8.0%	0.0%
57	100.0%	97.3%	94.6%	92.0%	89.3%	73.6%	58.7%	44.7%	28.3%	8.0%	0.0%
58	100.0%	97.2%	94.5%	91.7%	88.9%	73.3%	58.4%	44.3%	28.0%	7.9%	0.0%
59	100.0%	97.1%	94.3%	91.4%	88.6%	72.8%	58.0%	44.0%	27.8%	7.8%	0.0%
60	100.0%	97.0%	94.1%	91.2%	88.2%	72.5%	57.6%	43.7%	27.5%	7.7%	0.0%
61	100.0%	96.9%	93.9%	90.9%	87.9%	72.1%	57.3%	43.3%	27.3%	7.6%	0.0%
62	100.0%	96.8%	93.7%	90.6%	87.5%	71.7%	56.8%	43.0%	27.0%	7.5%	0.0%
63	100.0%	96.7%	93.5%	90.3%	87.1%	71.2%	56.4%	42.6%	26.7%	7.5%	0.0%
64	100.0%	96.6%	93.3%	90.0%	86.6%	70.8%	56.0%	42.2%	26.4%	7.4%	0.0%
65	100.0%	96.5%	93.1%	89.6%	86.2%	70.3%	55.5%	41.7%	26.1%	7.3%	0.0%
66	100.0%	96.4%	92.8%	89.2%	85.7%	69.9%	55.0%	41.4%	25.8%	7.2%	0.0%
67	100.0%	96.2%	92.5%	88.9%	85.2%	69.4%	54.6%	40.9%	25.5%	7.1%	0.0%
68	100.0%	96.1%	92.3%	88.5%	84.7%	68.9%	54.1%	40.5%	25.2%	7.0%	0.0%
69	100.0%	96.0%	92.0%	88.1%	84.2%	68.3%	53.6%	40.1%	24.9%	6.9%	0.0%
70	100.0%	95.8%	91.7%	87.7%	83.7%	67.8%	53.1%	39.7%	24.6%	6.8%	0.0%
71	100.0%	95.7%	91.5%	87.3%	83.2%	67.3%	52.6%	39.2%	24.3%	6.7%	0.0%
72	100.0%	95.6%	91.2%	87.0%	82.7%	66.8%	52.2%	38.8%	24.0%	6.6%	0.0%
73	100.0%	95.4%	91.0%	86.6%	82.2%	66.3%	51.7%	38.3%	23.6%	6.5%	0.0%
74	100.0%	95.3%	90.7%	86.1%	81.7%	65.7%	51.1%	37.8%	23.3%	6.4%	0.0%
75	100.0%	95.1%	90.4%	85.7%	81.1%	65.0%	50.5%	37.3%	22.9%	6.3%	0.0%
76	100.0%	95.0%	90.0%	85.2%	80.4%	64.4%	49.9%	36.8%	22.6%	6.2%	0.0%
77	100.0%	94.8%	89.7%	84.7%	79.8%	63.8%	49.3%	36.3%	22.3%	6.1%	0.0%
78	100.0%	94.6%	89.3%	84.1%	79.1%	63.2%	48.7%	35.9%	22.0%	6.0%	0.0%
79	100.0%	94.4%	88.9%	83.6%	78.5%	62.6%	48.3%	35.5%	21.8%	6.0%	0.0%
80	100.0%	94.2%	88.6%	83.1%	78.0%	62.1%	47.9%	35.3%	21.6%	5.9%	0.0%
81	100.0%	94.0%	88.2%	82.7%	77.5%	61.7%	47.6%	35.1%	21.6%	5.9%	0.0%
82	100.0%	93.8%	88.0%	82.4%	77.2%	61.5%	47.5%	35.1%	21.6%	6.0%	0.0%
83	100.0%	93.7%	87.8%	82.2%	77.0%	61.5%	47.5%	35.2%	21.7%	6.0%	0.0%
84	100.0%	93.6%	87.7%	82.2%	77.1%	61.5%	47.7%	35.4%	21.9%	6.1%	0.0%
85	100.0%	93.6%	87.7%	82.3%	77.3%	61.9%	48.2%	35.8%	22.2%	6.1%	0.0%

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE - For Policy Dates on or after December 15, 2021
(in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)
Male
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	98.9%	97.9%	96.9%	95.8%	80.5%	65.6%	51.0%	33.0%	9.5%	0.0%
1	100.0%	98.9%	97.8%	96.7%	95.7%	80.4%	65.5%	50.9%	32.9%	9.5%	0.0%
2	100.0%	98.9%	97.8%	96.8%	95.7%	80.4%	65.5%	50.8%	32.9%	9.5%	0.0%
3	100.0%	98.8%	97.8%	96.6%	95.6%	80.3%	65.4%	50.7%	32.8%	9.5%	0.0%
4	100.0%	98.8%	97.7%	96.6%	95.5%	80.3%	65.3%	50.7%	32.8%	9.4%	0.0%
5	100.0%	98.8%	97.7%	96.6%	95.5%	80.2%	65.3%	50.6%	32.7%	9.4%	0.0%
6	100.0%	98.8%	97.6%	96.5%	95.4%	80.1%	65.1%	50.5%	32.7%	9.4%	0.0%
7	100.0%	98.8%	97.6%	96.5%	95.3%	80.0%	65.1%	50.5%	32.6%	9.4%	0.0%
8	100.0%	98.8%	97.6%	96.4%	95.2%	80.0%	65.0%	50.4%	32.6%	9.4%	0.0%
9	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.5%	9.4%	0.0%
10	100.0%	98.8%	97.5%	96.3%	95.1%	79.8%	64.9%	50.3%	32.5%	9.4%	0.0%
11	100.0%	98.7%	97.5%	96.2%	95.1%	79.7%	64.8%	50.3%	32.5%	9.3%	0.0%
12	100.0%	98.7%	97.4%	96.2%	94.9%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
13	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.7%	50.2%	32.4%	9.3%	0.0%
14	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.7%	50.1%	32.4%	9.3%	0.0%
15	100.0%	98.6%	97.4%	96.1%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
16	100.0%	98.7%	97.4%	96.1%	94.8%	79.5%	64.5%	50.0%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.3%	96.1%	94.7%	79.4%	64.5%	49.9%	32.2%	9.3%	0.0%
18	100.0%	98.6%	97.3%	95.9%	94.6%	79.3%	64.4%	49.8%	32.1%	9.2%	0.0%
19	100.0%	98.6%	97.3%	95.9%	94.6%	79.2%	64.3%	49.8%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.3%	95.9%	94.5%	79.1%	64.2%	49.7%	32.0%	9.2%	0.0%
21	100.0%	98.6%	97.1%	95.7%	94.4%	79.0%	64.1%	49.5%	31.9%	9.2%	0.0%
22	100.0%	98.5%	97.1%	95.7%	94.3%	78.9%	63.9%	49.5%	31.8%	9.1%	0.0%
23	100.0%	98.5%	97.1%	95.6%	94.2%	78.8%	63.8%	49.3%	31.7%	9.1%	0.0%
24	100.0%	98.5%	97.0%	95.5%	94.0%	78.7%	63.7%	49.2%	31.7%	9.1%	0.0%
25	100.0%	98.4%	96.9%	95.4%	93.9%	78.5%	63.6%	49.1%	31.6%	9.0%	0.0%
26	100.0%	98.4%	96.9%	95.3%	93.8%	78.4%	63.4%	49.0%	31.5%	9.0%	0.0%
27	100.0%	98.4%	96.8%	95.2%	93.6%	78.2%	63.3%	48.9%	31.4%	9.0%	0.0%
28	100.0%	98.3%	96.7%	95.1%	93.5%	78.1%	63.2%	48.7%	31.3%	9.0%	0.0%
29	100.0%	98.3%	96.7%	95.0%	93.4%	78.0%	63.1%	48.6%	31.2%	8.9%	0.0%
30	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.9%	48.5%	31.2%	8.9%	0.0%
31	100.0%	98.2%	96.5%	94.8%	93.1%	77.7%	62.8%	48.4%	31.1%	8.9%	0.0%
32	100.0%	98.2%	96.4%	94.7%	93.0%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
33	100.0%	98.2%	96.4%	94.7%	92.9%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
34	100.0%	98.2%	96.3%	94.6%	92.7%	77.3%	62.4%	48.0%	30.8%	8.8%	0.0%
35	100.0%	98.1%	96.3%	94.4%	92.6%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
36	100.0%	98.1%	96.2%	94.3%	92.4%	77.0%	62.1%	47.8%	30.6%	8.7%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.4%	76.9%	62.0%	47.7%	30.5%	8.7%	0.0%
38	100.0%	98.0%	96.1%	94.1%	92.2%	76.8%	61.8%	47.5%	30.4%	8.7%	0.0%
39	100.0%	98.0%	96.0%	94.0%	92.0%	76.5%	61.6%	47.3%	30.2%	8.6%	0.0%
40	100.0%	97.9%	95.9%	93.9%	91.8%	76.3%	61.5%	47.1%	30.1%	8.6%	0.0%
41	100.0%	97.9%	95.8%	93.7%	91.7%	76.2%	61.3%	46.9%	30.0%	8.5%	0.0%
42	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.7%	29.8%	8.5%	0.0%
43	100.0%	97.8%	95.6%	93.4%	91.2%	75.7%	60.8%	46.5%	29.7%	8.4%	0.0%
44	100.0%	97.7%	95.5%	93.3%	91.0%	75.5%	60.5%	46.3%	29.5%	8.4%	0.0%
45	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.3%	8.3%	0.0%
46	100.0%	97.6%	95.2%	92.8%	90.5%	74.9%	60.0%	45.8%	29.1%	8.2%	0.0%
47	100.0%	97.5%	95.1%	92.7%	90.2%	74.6%	59.7%	45.6%	29.0%	8.2%	0.0%

48	100.0%	97.4%	94.9%	92.4%	89.9%	74.3%	59.5%	45.3%	28.8%	8.1%	0.0%
49	100.0%	97.4%	94.8%	92.2%	89.7%	74.1%	59.2%	45.1%	28.6%	8.1%	0.0%
50	100.0%	97.3%	94.7%	92.0%	89.4%	73.8%	58.9%	44.8%	28.4%	8.0%	0.0%
51	100.0%	97.2%	94.5%	91.8%	89.1%	73.5%	58.6%	44.6%	28.2%	7.9%	0.0%
52	100.0%	97.2%	94.4%	91.6%	88.8%	73.2%	58.3%	44.3%	28.0%	7.9%	0.0%
53	100.0%	97.1%	94.2%	91.4%	88.5%	72.8%	58.0%	44.0%	27.8%	7.8%	0.0%
54	100.0%	97.0%	94.1%	91.1%	88.2%	72.5%	57.7%	43.8%	27.6%	7.8%	0.0%
55	100.0%	96.9%	93.9%	90.9%	87.9%	72.2%	57.4%	43.5%	27.4%	7.7%	0.0%
56	100.0%	96.8%	93.7%	90.6%	87.5%	71.9%	57.1%	43.2%	27.2%	7.6%	0.0%
57	100.0%	96.7%	93.5%	90.4%	87.2%	71.5%	56.7%	42.9%	27.0%	7.6%	0.0%
58	100.0%	96.6%	93.4%	90.1%	86.9%	71.2%	56.4%	42.6%	26.8%	7.5%	0.0%
59	100.0%	96.6%	93.2%	89.9%	86.5%	70.8%	56.1%	42.3%	26.5%	7.4%	0.0%
60	100.0%	96.5%	93.0%	89.6%	86.2%	70.5%	55.7%	42.0%	26.3%	7.3%	0.0%
61	100.0%	96.4%	92.8%	89.3%	85.8%	70.1%	55.3%	41.6%	26.1%	7.3%	0.0%
62	100.0%	96.3%	92.6%	89.0%	85.5%	69.7%	54.9%	41.3%	25.8%	7.2%	0.0%
63	100.0%	96.2%	92.4%	88.7%	85.1%	69.3%	54.5%	40.9%	25.5%	7.1%	0.0%
64	100.0%	96.1%	92.2%	88.4%	84.7%	68.8%	54.1%	40.5%	25.3%	7.0%	0.0%
65	100.0%	96.0%	92.0%	88.1%	84.2%	68.4%	53.7%	40.1%	25.0%	6.9%	0.0%
66	100.0%	95.8%	91.7%	87.7%	83.7%	67.9%	53.2%	39.8%	24.7%	6.8%	0.0%
67	100.0%	95.7%	91.5%	87.3%	83.2%	67.4%	52.8%	39.4%	24.4%	6.7%	0.0%
68	100.0%	95.5%	91.2%	86.9%	82.8%	66.9%	52.3%	39.0%	24.2%	6.7%	0.0%
69	100.0%	95.4%	91.0%	86.6%	82.3%	66.5%	51.9%	38.6%	23.9%	6.6%	0.0%
70	100.0%	95.3%	90.7%	86.2%	81.9%	66.0%	51.5%	38.2%	23.6%	6.5%	0.0%
71	100.0%	95.1%	90.5%	85.9%	81.4%	65.6%	51.0%	37.8%	23.3%	6.4%	0.0%
72	100.0%	95.0%	90.2%	85.5%	81.0%	65.1%	50.6%	37.4%	23.0%	6.3%	0.0%
73	100.0%	94.9%	90.0%	85.2%	80.5%	64.6%	50.1%	37.0%	22.7%	6.2%	0.0%
74	100.0%	94.8%	89.7%	84.8%	80.0%	64.0%	49.6%	36.5%	22.4%	6.1%	0.0%
75	100.0%	94.6%	89.4%	84.4%	79.4%	63.5%	49.0%	36.0%	22.0%	6.0%	0.0%
76	100.0%	94.5%	89.1%	83.9%	78.8%	62.9%	48.4%	35.6%	21.7%	5.9%	0.0%
77	100.0%	94.3%	88.8%	83.4%	78.2%	62.2%	47.9%	35.1%	21.4%	5.8%	0.0%
78	100.0%	94.1%	88.4%	82.9%	77.6%	61.7%	47.4%	34.7%	21.2%	5.8%	0.0%
79	100.0%	93.9%	88.1%	82.4%	77.0%	61.1%	46.9%	34.4%	21.0%	5.7%	0.0%
80	100.0%	93.7%	87.7%	81.9%	76.5%	60.7%	46.6%	34.2%	20.9%	5.7%	0.0%
81	100.0%	93.5%	87.4%	81.6%	76.1%	60.3%	46.4%	34.1%	20.9%	5.7%	0.0%
82	100.0%	93.4%	87.2%	81.3%	75.8%	60.2%	46.4%	34.1%	21.0%	5.8%	0.0%
83	100.0%	93.3%	87.0%	81.1%	75.7%	60.2%	46.5%	34.4%	21.2%	5.8%	0.0%
84	100.0%	93.2%	86.9%	81.2%	75.9%	60.5%	46.8%	34.7%	21.5%	5.9%	0.0%
85	100.0%	93.2%	87.0%	81.4%	76.3%	61.0%	47.4%	35.2%	21.8%	6.0%	0.0%

Female
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	99.0%	97.9%	97.0%	96.0%	80.8%	65.8%	51.1%	33.1%	9.5%	0.0%
1	100.0%	99.0%	98.0%	97.0%	96.0%	80.7%	65.8%	51.1%	33.1%	9.5%	0.0%
2	100.0%	98.9%	97.9%	96.9%	95.8%	80.6%	65.7%	51.0%	33.0%	9.5%	0.0%
3	100.0%	98.9%	97.9%	96.9%	95.8%	80.6%	65.6%	51.0%	33.0%	9.5%	0.0%
4	100.0%	98.9%	97.9%	96.8%	95.8%	80.5%	65.5%	50.9%	32.9%	9.5%	0.0%
5	100.0%	98.9%	97.8%	96.7%	95.6%	80.4%	65.4%	50.8%	32.9%	9.5%	0.0%
6	100.0%	98.9%	97.8%	96.7%	95.7%	80.4%	65.4%	50.8%	32.8%	9.5%	0.0%
7	100.0%	98.8%	97.8%	96.6%	95.5%	80.2%	65.3%	50.7%	32.8%	9.4%	0.0%
8	100.0%	98.8%	97.7%	96.6%	95.5%	80.2%	65.2%	50.6%	32.7%	9.4%	0.0%
9	100.0%	98.8%	97.7%	96.5%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
10	100.0%	98.8%	97.7%	96.5%	95.3%	80.1%	65.1%	50.5%	32.6%	9.4%	0.0%
11	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.6%	9.4%	0.0%
12	100.0%	98.7%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.5%	9.4%	0.0%
13	100.0%	98.7%	97.5%	96.3%	95.1%	79.9%	64.9%	50.3%	32.5%	9.4%	0.0%
14	100.0%	98.7%	97.5%	96.3%	95.0%	79.8%	64.8%	50.3%	32.4%	9.3%	0.0%
15	100.0%	98.7%	97.5%	96.3%	95.0%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
16	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.4%	96.1%	94.8%	79.5%	64.6%	50.0%	32.3%	9.3%	0.0%
18	100.0%	98.6%	97.3%	96.0%	94.7%	79.4%	64.4%	49.9%	32.2%	9.3%	0.0%
19	100.0%	98.6%	97.3%	96.0%	94.7%	79.3%	64.4%	49.9%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.3%	95.9%	94.5%	79.2%	64.3%	49.8%	32.1%	9.2%	0.0%
21	100.0%	98.5%	97.2%	95.8%	94.4%	79.1%	64.2%	49.6%	32.0%	9.2%	0.0%
22	100.0%	98.6%	97.2%	95.8%	94.4%	79.0%	64.1%	49.6%	31.9%	9.2%	0.0%
23	100.0%	98.6%	97.1%	95.7%	94.3%	78.9%	64.0%	49.5%	31.8%	9.1%	0.0%
24	100.0%	98.5%	97.1%	95.6%	94.1%	78.8%	63.9%	49.4%	31.8%	9.1%	0.0%
25	100.0%	98.5%	97.0%	95.5%	94.0%	78.7%	63.7%	49.2%	31.7%	9.1%	0.0%
26	100.0%	98.4%	96.9%	95.4%	93.9%	78.5%	63.6%	49.1%	31.6%	9.1%	0.0%
27	100.0%	98.4%	96.9%	95.4%	93.8%	78.4%	63.5%	49.0%	31.5%	9.0%	0.0%
28	100.0%	98.4%	96.8%	95.3%	93.7%	78.3%	63.4%	49.0%	31.5%	9.0%	0.0%
29	100.0%	98.4%	96.8%	95.1%	93.6%	78.2%	63.3%	48.8%	31.4%	9.0%	0.0%
30	100.0%	98.3%	96.7%	95.1%	93.5%	78.1%	63.1%	48.7%	31.3%	9.0%	0.0%
31	100.0%	98.3%	96.7%	95.0%	93.3%	78.0%	63.0%	48.6%	31.2%	8.9%	0.0%
32	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.9%	48.5%	31.1%	8.9%	0.0%
33	100.0%	98.2%	96.5%	94.8%	93.1%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
34	100.0%	98.2%	96.5%	94.7%	93.0%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
35	100.0%	98.2%	96.4%	94.6%	92.8%	77.4%	62.5%	48.1%	30.8%	8.8%	0.0%
36	100.0%	98.1%	96.3%	94.5%	92.6%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.5%	77.0%	62.2%	47.8%	30.6%	8.7%	0.0%
38	100.0%	98.1%	96.2%	94.3%	92.3%	76.9%	62.0%	47.6%	30.5%	8.7%	0.0%
39	100.0%	98.1%	96.1%	94.2%	92.2%	76.7%	61.8%	47.5%	30.4%	8.6%	0.0%
40	100.0%	98.0%	96.0%	94.0%	92.0%	76.5%	61.6%	47.3%	30.2%	8.6%	0.0%
41	100.0%	97.9%	95.9%	93.9%	91.8%	76.3%	61.4%	47.1%	30.1%	8.6%	0.0%
42	100.0%	97.9%	95.8%	93.7%	91.6%	76.1%	61.2%	46.9%	30.0%	8.5%	0.0%
43	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.8%	29.8%	8.5%	0.0%
44	100.0%	97.8%	95.6%	93.4%	91.2%	75.7%	60.8%	46.6%	29.7%	8.4%	0.0%
45	100.0%	97.7%	95.5%	93.2%	91.0%	75.4%	60.6%	46.4%	29.5%	8.4%	0.0%
46	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.4%	8.3%	0.0%
47	100.0%	97.6%	95.3%	92.9%	90.5%	75.0%	60.1%	45.9%	29.2%	8.3%	0.0%
48	100.0%	97.6%	95.2%	92.7%	90.3%	74.8%	59.9%	45.7%	29.1%	8.2%	0.0%
49	100.0%	97.5%	95.0%	92.5%	90.1%	74.5%	59.6%	45.5%	28.9%	8.2%	0.0%
50	100.0%	97.4%	94.9%	92.3%	89.8%	74.2%	59.4%	45.3%	28.7%	8.1%	0.0%
51	100.0%	97.4%	94.8%	92.2%	89.6%	74.0%	59.1%	45.0%	28.5%	8.1%	0.0%

52	100.0%	97.3%	94.6%	92.0%	89.3%	73.7%	58.8%	44.8%	28.4%	8.0%	0.0%
53	100.0%	97.2%	94.5%	91.8%	89.0%	73.4%	58.5%	44.5%	28.2%	7.9%	0.0%
54	100.0%	97.1%	94.3%	91.5%	88.7%	73.1%	58.2%	44.3%	28.0%	7.9%	0.0%
55	100.0%	97.1%	94.2%	91.3%	88.4%	72.8%	58.0%	44.0%	27.8%	7.8%	0.0%
56	100.0%	97.0%	94.0%	91.1%	88.1%	72.5%	57.6%	43.7%	27.6%	7.7%	0.0%
57	100.0%	96.9%	93.9%	90.8%	87.8%	72.2%	57.3%	43.4%	27.4%	7.7%	0.0%
58	100.0%	96.8%	93.7%	90.6%	87.5%	71.8%	57.0%	43.2%	27.2%	7.6%	0.0%
59	100.0%	96.7%	93.5%	90.3%	87.2%	71.5%	56.7%	42.9%	27.0%	7.5%	0.0%
60	100.0%	96.6%	93.3%	90.1%	86.9%	71.1%	56.4%	42.6%	26.7%	7.5%	0.0%
61	100.0%	96.6%	93.2%	89.8%	86.5%	70.8%	56.0%	42.3%	26.5%	7.4%	0.0%
62	100.0%	96.4%	93.0%	89.6%	86.2%	70.4%	55.7%	41.9%	26.3%	7.3%	0.0%
63	100.0%	96.4%	92.8%	89.3%	85.8%	70.0%	55.3%	41.6%	26.0%	7.3%	0.0%
64	100.0%	96.3%	92.6%	89.0%	85.4%	69.7%	54.9%	41.3%	25.8%	7.2%	0.0%
65	100.0%	96.2%	92.4%	88.7%	85.1%	69.3%	54.5%	40.9%	25.5%	7.1%	0.0%
66	100.0%	96.0%	92.2%	88.4%	84.6%	68.8%	54.1%	40.6%	25.3%	7.0%	0.0%
67	100.0%	95.9%	92.0%	88.1%	84.2%	68.4%	53.7%	40.2%	25.0%	6.9%	0.0%
68	100.0%	95.8%	91.8%	87.8%	83.8%	68.0%	53.3%	39.8%	24.7%	6.8%	0.0%
69	100.0%	95.7%	91.5%	87.4%	83.3%	67.5%	52.8%	39.4%	24.4%	6.7%	0.0%
70	100.0%	95.6%	91.3%	87.0%	82.8%	67.0%	52.3%	38.9%	24.1%	6.6%	0.0%
71	100.0%	95.5%	91.0%	86.6%	82.3%	66.4%	51.8%	38.5%	23.8%	6.5%	0.0%
72	100.0%	95.3%	90.7%	86.2%	81.8%	65.9%	51.3%	38.1%	23.5%	6.4%	0.0%
73	100.0%	95.2%	90.4%	85.8%	81.3%	65.4%	50.8%	37.6%	23.1%	6.3%	0.0%
74	100.0%	95.0%	90.1%	85.4%	80.7%	64.8%	50.3%	37.1%	22.8%	6.2%	0.0%
75	100.0%	94.8%	89.8%	84.9%	80.1%	64.2%	49.7%	36.7%	22.5%	6.2%	0.0%
76	100.0%	94.7%	89.5%	84.5%	79.6%	63.6%	49.2%	36.3%	22.2%	6.1%	0.0%
77	100.0%	94.5%	89.2%	84.0%	79.0%	63.1%	48.7%	35.9%	22.0%	6.0%	0.0%
78	100.0%	94.3%	88.9%	83.6%	78.5%	62.6%	48.3%	35.5%	21.7%	5.9%	0.0%
79	100.0%	94.2%	88.5%	83.1%	78.0%	62.1%	47.8%	35.2%	21.5%	5.9%	0.0%
80	100.0%	94.0%	88.3%	82.8%	77.5%	61.7%	47.5%	34.9%	21.4%	5.8%	0.0%
81	100.0%	93.9%	88.0%	82.4%	77.1%	61.3%	47.2%	34.7%	21.2%	5.8%	0.0%
82	100.0%	93.7%	87.8%	82.1%	76.8%	61.1%	47.0%	34.5%	21.2%	5.8%	0.0%
83	100.0%	93.6%	87.6%	81.9%	76.6%	60.9%	46.9%	34.5%	21.1%	5.8%	0.0%
84	100.0%	93.5%	87.5%	81.8%	76.5%	60.8%	46.8%	34.4%	21.1%	5.8%	0.0%
85	100.0%	93.5%	87.4%	81.7%	76.4%	60.8%	46.8%	34.4%	21.1%	5.8%	0.0%

Unisex
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	98.9%	97.9%	96.8%	95.8%	80.6%	65.6%	51.0%	33.0%	9.5%	0.0%
1	100.0%	98.9%	97.9%	96.9%	95.8%	80.5%	65.6%	50.9%	32.9%	9.5%	0.0%
2	100.0%	99.0%	97.9%	96.8%	95.7%	80.4%	65.5%	50.9%	32.9%	9.5%	0.0%
3	100.0%	98.9%	97.8%	96.8%	95.6%	80.4%	65.4%	50.8%	32.9%	9.5%	0.0%
4	100.0%	98.8%	97.8%	96.6%	95.6%	80.3%	65.3%	50.7%	32.8%	9.5%	0.0%
5	100.0%	98.8%	97.7%	96.6%	95.5%	80.3%	65.3%	50.7%	32.8%	9.4%	0.0%
6	100.0%	98.8%	97.7%	96.6%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
7	100.0%	98.9%	97.7%	96.5%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
8	100.0%	98.8%	97.6%	96.5%	95.3%	80.0%	65.1%	50.5%	32.6%	9.4%	0.0%
9	100.0%	98.7%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.6%	9.4%	0.0%
10	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	64.9%	50.4%	32.6%	9.4%	0.0%
11	100.0%	98.7%	97.4%	96.3%	95.0%	79.7%	64.8%	50.3%	32.5%	9.3%	0.0%
12	100.0%	98.7%	97.5%	96.2%	95.1%	79.7%	64.9%	50.3%	32.5%	9.3%	0.0%
13	100.0%	98.7%	97.4%	96.2%	95.0%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
14	100.0%	98.7%	97.4%	96.1%	94.9%	79.6%	64.7%	50.1%	32.4%	9.3%	0.0%
15	100.0%	98.6%	97.4%	96.1%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
16	100.0%	98.6%	97.4%	96.1%	94.8%	79.5%	64.6%	50.0%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.3%	96.0%	94.7%	79.4%	64.5%	49.9%	32.2%	9.3%	0.0%
18	100.0%	98.6%	97.3%	96.0%	94.6%	79.3%	64.4%	49.8%	32.1%	9.2%	0.0%
19	100.0%	98.6%	97.3%	95.9%	94.6%	79.3%	64.3%	49.8%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.2%	95.8%	94.5%	79.1%	64.2%	49.7%	32.0%	9.2%	0.0%
21	100.0%	98.5%	97.1%	95.7%	94.3%	79.0%	64.1%	49.6%	31.9%	9.2%	0.0%
22	100.0%	98.6%	97.1%	95.7%	94.3%	78.9%	64.0%	49.5%	31.8%	9.1%	0.0%
23	100.0%	98.5%	97.1%	95.6%	94.2%	78.8%	63.9%	49.4%	31.8%	9.1%	0.0%
24	100.0%	98.5%	97.0%	95.5%	94.1%	78.7%	63.8%	49.3%	31.7%	9.1%	0.0%
25	100.0%	98.5%	97.0%	95.4%	93.9%	78.6%	63.6%	49.1%	31.6%	9.1%	0.0%
26	100.0%	98.4%	96.9%	95.4%	93.8%	78.4%	63.5%	49.0%	31.5%	9.0%	0.0%
27	100.0%	98.4%	96.8%	95.2%	93.6%	78.3%	63.4%	48.9%	31.4%	9.0%	0.0%
28	100.0%	98.4%	96.7%	95.1%	93.5%	78.1%	63.2%	48.8%	31.3%	9.0%	0.0%
29	100.0%	98.3%	96.7%	95.0%	93.4%	78.0%	63.1%	48.7%	31.3%	8.9%	0.0%
30	100.0%	98.3%	96.6%	94.9%	93.3%	77.9%	63.0%	48.6%	31.2%	8.9%	0.0%
31	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.8%	48.5%	31.1%	8.9%	0.0%
32	100.0%	98.2%	96.5%	94.8%	93.1%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
33	100.0%	98.2%	96.4%	94.7%	92.9%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
34	100.0%	98.1%	96.3%	94.5%	92.7%	77.3%	62.4%	48.1%	30.8%	8.8%	0.0%
35	100.0%	98.1%	96.3%	94.5%	92.7%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
36	100.0%	98.1%	96.2%	94.4%	92.5%	77.1%	62.2%	47.8%	30.6%	8.7%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.4%	76.9%	62.0%	47.7%	30.5%	8.7%	0.0%
38	100.0%	98.0%	96.1%	94.2%	92.2%	76.8%	61.9%	47.5%	30.4%	8.7%	0.0%
39	100.0%	97.9%	96.0%	94.0%	92.0%	76.6%	61.7%	47.3%	30.3%	8.6%	0.0%
40	100.0%	97.9%	95.9%	93.9%	91.9%	76.4%	61.5%	47.2%	30.1%	8.6%	0.0%
41	100.0%	97.9%	95.8%	93.7%	91.7%	76.2%	61.3%	47.0%	30.0%	8.5%	0.0%
42	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.8%	29.8%	8.5%	0.0%
43	100.0%	97.8%	95.6%	93.4%	91.3%	75.7%	60.8%	46.6%	29.7%	8.4%	0.0%
44	100.0%	97.7%	95.5%	93.3%	91.0%	75.5%	60.6%	46.4%	29.5%	8.4%	0.0%
45	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.4%	8.3%	0.0%
46	100.0%	97.6%	95.2%	92.9%	90.5%	75.0%	60.1%	45.9%	29.2%	8.3%	0.0%
47	100.0%	97.6%	95.1%	92.7%	90.3%	74.7%	59.8%	45.7%	29.0%	8.2%	0.0%
48	100.0%	97.5%	95.0%	92.5%	90.0%	74.4%	59.5%	45.4%	28.8%	8.1%	0.0%
49	100.0%	97.4%	94.9%	92.3%	89.8%	74.1%	59.3%	45.2%	28.7%	8.1%	0.0%
50	100.0%	97.3%	94.7%	92.1%	89.5%	73.8%	59.0%	44.9%	28.5%	8.0%	0.0%
51	100.0%	97.3%	94.6%	91.9%	89.2%	73.6%	58.7%	44.7%	28.3%	8.0%	0.0%

52	100.0%	97.2%	94.4%	91.7%	88.9%	73.3%	58.4%	44.4%	28.1%	7.9%	0.0%
53	100.0%	97.1%	94.3%	91.4%	88.6%	72.9%	58.1%	44.1%	27.9%	7.8%	0.0%
54	100.0%	97.0%	94.1%	91.2%	88.3%	72.6%	57.8%	43.8%	27.7%	7.8%	0.0%
55	100.0%	97.0%	94.0%	91.0%	88.0%	72.3%	57.5%	43.6%	27.5%	7.7%	0.0%
56	100.0%	96.9%	93.8%	90.7%	87.7%	72.0%	57.2%	43.3%	27.3%	7.6%	0.0%
57	100.0%	96.8%	93.6%	90.5%	87.3%	71.6%	56.8%	43.0%	27.1%	7.6%	0.0%
58	100.0%	96.7%	93.4%	90.2%	87.0%	71.3%	56.5%	42.7%	26.8%	7.5%	0.0%
59	100.0%	96.6%	93.2%	89.9%	86.7%	70.9%	56.2%	42.4%	26.6%	7.4%	0.0%
60	100.0%	96.5%	93.1%	89.7%	86.3%	70.6%	55.8%	42.1%	26.4%	7.4%	0.0%
61	100.0%	96.4%	92.9%	89.4%	86.0%	70.2%	55.5%	41.8%	26.1%	7.3%	0.0%
62	100.0%	96.3%	92.7%	89.1%	85.6%	69.8%	55.1%	41.4%	25.9%	7.2%	0.0%
63	100.0%	96.2%	92.5%	88.8%	85.2%	69.4%	54.7%	41.0%	25.6%	7.1%	0.0%
64	100.0%	96.1%	92.3%	88.5%	84.8%	69.0%	54.3%	40.7%	25.4%	7.0%	0.0%
65	100.0%	96.0%	92.1%	88.2%	84.4%	68.5%	53.8%	40.3%	25.1%	7.0%	0.0%
66	100.0%	95.9%	91.8%	87.8%	83.9%	68.1%	53.4%	39.9%	24.8%	6.9%	0.0%
67	100.0%	95.7%	91.6%	87.5%	83.4%	67.6%	53.0%	39.5%	24.5%	6.8%	0.0%
68	100.0%	95.6%	91.3%	87.1%	83.0%	67.1%	52.5%	39.1%	24.3%	6.7%	0.0%
69	100.0%	95.5%	91.1%	86.7%	82.5%	66.6%	52.1%	38.8%	24.0%	6.6%	0.0%
70	100.0%	95.3%	90.8%	86.4%	82.1%	66.2%	51.6%	38.4%	23.7%	6.5%	0.0%
71	100.0%	95.2%	90.6%	86.0%	81.6%	65.7%	51.2%	38.0%	23.4%	6.4%	0.0%
72	100.0%	95.1%	90.3%	85.7%	81.2%	65.3%	50.7%	37.5%	23.1%	6.3%	0.0%
73	100.0%	94.9%	90.1%	85.3%	80.7%	64.7%	50.2%	37.1%	22.8%	6.2%	0.0%
74	100.0%	94.8%	89.8%	84.9%	80.1%	64.2%	49.7%	36.6%	22.5%	6.1%	0.0%
75	100.0%	94.7%	89.5%	84.5%	79.6%	63.6%	49.2%	36.2%	22.1%	6.0%	0.0%
76	100.0%	94.5%	89.2%	84.0%	79.0%	63.0%	48.6%	35.7%	21.8%	5.9%	0.0%
77	100.0%	94.3%	88.9%	83.5%	78.4%	62.4%	48.1%	35.3%	21.5%	5.9%	0.0%
78	100.0%	94.1%	88.5%	83.0%	77.7%	61.8%	47.6%	34.9%	21.3%	5.8%	0.0%
79	100.0%	94.0%	88.2%	82.6%	77.2%	61.3%	47.1%	34.6%	21.1%	5.8%	0.0%
80	100.0%	93.8%	87.8%	82.1%	76.7%	60.9%	46.8%	34.3%	21.0%	5.7%	0.0%
81	100.0%	93.6%	87.5%	81.7%	76.3%	60.6%	46.6%	34.2%	21.0%	5.7%	0.0%
82	100.0%	93.5%	87.3%	81.5%	76.0%	60.4%	46.5%	34.2%	21.1%	5.8%	0.0%
83	100.0%	93.3%	87.1%	81.3%	75.9%	60.4%	46.6%	34.4%	21.2%	5.8%	0.0%
84	100.0%	93.3%	87.1%	81.3%	76.0%	60.6%	46.9%	34.7%	21.4%	5.9%	0.0%
85	100.0%	93.3%	87.1%	81.5%	76.3%	61.0%	47.3%	35.1%	21.7%	6.0%	0.0%

APPENDIX C – TARGET PREMIUM RATES - For Policy Dates before December 15, 2021

TARGET PREMIUM RATES (per $1,000 of Face Amount)

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	2.85	2.85	2.85	43	15.49	14.05	15.20
1	2.85	2.85	2.85	44	16.19	14.72	15.90
2	2.85	2.85	2.85	45	16.91	15.41	16.61
3	2.85	2.85	2.85	46	17.77	16.21	17.46
4	2.85	2.85	2.85	47	18.63	17.01	18.31
5	2.85	2.85	2.85	48	19.49	17.81	19.15
6	2.85	2.85	2.85	49	20.35	18.61	20.00
7	2.85	2.85	2.85	50	21.21	19.41	20.85
8	2.85	2.85	2.85	51	22.07	20.21	21.70
9	2.85	2.85	2.85	52	22.93	21.01	22.55
10	2.85	2.85	2.85	53	23.79	21.81	23.39
11	3.00	3.00	3.00	54	24.65	22.61	24.24
12	3.14	3.14	3.14	55	25.54	23.40	25.11
13	3.28	3.28	3.28	56	26.45	23.95	25.95
14	3.42	3.41	3.42	57	27.36	24.50	26.79
15	3.57	3.57	3.57	58	28.27	25.05	27.63
16	3.87	3.86	3.87	59	29.18	25.60	28.46
17	4.18	4.17	4.18	60	30.09	26.15	29.30
18	4.49	4.48	4.49	61	31.00	26.70	30.14
19	4.80	4.79	4.80	62	31.91	27.25	30.98
20	5.11	5.08	5.10	63	32.82	27.80	31.82
21	5.14	5.10	5.13	64	33.73	28.35	32.65
22	5.16	5.15	5.16	65	34.60	28.88	33.46
23	5.17	5.16	5.17	66	34.94	29.44	33.84
24	5.19	5.19	5.19	67	35.27	30.01	34.22
25	5.22	5.21	5.22	68	35.61	30.56	34.60
26	5.69	5.56	5.66	69	35.94	31.11	34.97
27	6.16	5.91	6.11	70	36.29	31.68	35.37
28	6.63	6.26	6.56	71	36.80	32.24	35.89
29	7.10	6.61	7.00	72	37.32	32.79	36.41
30	7.57	6.96	7.45	73	37.84	33.34	36.94
31	8.04	7.31	7.89	74	38.37	33.92	37.48
32	8.51	7.66	8.34	75	38.89	34.47	38.01
33	8.98	8.01	8.79	76	40.19	35.62	39.28
34	9.45	8.36	9.23	77	41.49	36.78	40.55
35	9.89	8.69	9.65	78	42.78	37.93	41.81
36	10.59	9.36	10.34	79	44.08	39.09	43.08
37	11.29	10.03	11.04	80	45.37	40.23	44.34
38	11.99	10.70	11.73	81	46.67	41.38	45.61
39	12.69	11.37	12.43	82	47.97	42.54	46.88
40	13.39	12.04	13.12	83	49.26	43.69	48.15
41	14.09	12.71	13.81	84	50.56	44.85	49.42
42	14.79	13.38	14.51	85	51.85	45.99	50.68

APPENDIX C – TARGET PREMIUM RATES - For Policy Dates on or after December 15, 2021
(in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)

TARGET PREMIUM RATES (per $1,000 of Face Amount)

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.85	3.85	3.85	43	17.93	16.26	17.60
1	3.85	3.85	3.85	44	18.69	16.99	18.35
2	3.85	3.85	3.85	45	19.45	17.72	19.10
3	3.85	3.85	3.85	46	20.31	18.52	19.96
4	3.85	3.85	3.85	47	21.18	19.32	20.81
5	3.85	3.85	3.85	48	22.04	20.13	21.66
6	3.85	3.85	3.85	49	22.91	20.93	22.51
7	3.85	3.85	3.85	50	23.77	21.73	23.36
8	3.85	3.85	3.85	51	24.63	22.53	24.21
9	3.85	3.85	3.85	52	25.50	23.33	25.07
10	3.85	3.85	3.85	53	26.36	24.14	25.92
11	4.16	4.15	4.15	54	27.23	24.94	26.77
12	4.46	4.45	4.46	55	28.09	25.74	27.62
13	4.77	4.75	4.76	56	29.09	26.34	28.54
14	5.07	5.05	5.07	57	30.08	26.95	29.46
15	5.38	5.36	5.37	58	31.08	27.55	30.37
16	5.68	5.66	5.68	59	32.08	28.15	31.29
17	5.99	5.96	5.98	60	33.08	28.76	32.21
18	6.29	6.26	6.28	61	34.07	29.36	33.13
19	6.60	6.56	6.59	62	35.07	29.96	34.05
20	6.90	6.86	6.89	63	36.07	30.56	34.97
21	6.93	6.89	6.92	64	37.06	31.17	35.88
22	6.96	6.93	6.95	65	38.06	31.77	36.80
23	6.99	6.96	6.98	66	38.53	32.39	37.30
24	7.02	7.00	7.02	67	39.00	33.00	37.80
25	7.05	7.03	7.05	68	39.48	33.62	38.30
26	7.53	7.37	7.50	69	39.95	34.23	38.80
27	8.01	7.71	7.95	70	40.42	34.85	39.31
28	8.50	8.05	8.41	71	40.89	35.46	39.81
29	8.98	8.39	8.86	72	41.36	36.08	40.31
30	9.46	8.73	9.31	73	41.84	36.69	40.81
31	9.94	9.07	9.77	74	42.31	37.31	41.31
32	10.42	9.41	10.22	75	42.78	37.92	41.81
33	10.91	9.75	10.67	76	44.21	39.19	43.20
34	11.39	10.09	11.13	77	45.63	40.45	44.60
35	11.87	10.43	11.58	78	47.06	41.72	45.99
36	12.63	11.16	12.33	79	48.48	42.98	47.38
37	13.39	11.89	13.09	80	49.91	44.25	48.78
38	14.14	12.62	13.84	81	51.34	45.52	50.17
39	14.90	13.35	14.59	82	52.76	46.79	51.57
40	15.66	14.08	15.34	83	54.19	48.05	52.96
41	16.42	14.80	16.10	84	55.61	49.32	54.36
42	17.18	15.53	16.85	85	57.04	50.59	55.75

APPENDIX D

CASH VALUE ACCUMULATION TEST - For Policy Dates before December 15, 2021

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1796.21%	1489.76%	1385.21%	1299.68%	1228.00%	1166.78%	1113.70%	1067.10%	1025.77%	988.79%	955.46%	925.22%	897.61%	872.30%	848.97%	827.40%
1	1735.20%	1440.70%	1340.20%	1257.97%	1189.05%	1130.17%	1079.11%	1034.29%	994.52%	958.94%	926.87%	897.76%	871.19%	846.82%	824.36%	803.59%
2	1672.75%	1389.67%	1293.05%	1213.99%	1147.72%	1091.10%	1042.00%	998.89%	960.65%	926.42%	895.57%	867.56%	842.00%	818.56%	796.95%	776.96%
3	1611.89%	1339.77%	1246.88%	1170.88%	1107.15%	1052.71%	1005.50%	964.04%	927.25%	894.34%	864.66%	837.72%	813.13%	790.58%	769.79%	750.56%
4	1552.65%	1291.07%	1201.76%	1128.68%	1067.41%	1015.06%	969.66%	929.79%	894.41%	862.76%	834.21%	808.30%	784.65%	762.95%	742.96%	724.46%
5	1495.27%	1243.80%	1157.94%	1087.68%	1028.77%	978.43%	934.77%	896.43%	862.41%	831.96%	804.51%	779.59%	756.84%	735.97%	716.74%	698.94%
6	1439.73%	1197.98%	1115.43%	1047.87%	991.23%	942.83%	900.84%	863.97%	831.26%	801.98%	775.57%	751.60%	729.72%	709.65%	691.15%	674.03%
7	1386.17%	1153.76%	1074.40%	1009.45%	954.98%	908.44%	868.07%	832.61%	801.15%	772.99%	747.59%	724.54%	703.50%	684.19%	666.40%	649.93%
8	1334.54%	1111.11%	1034.80%	972.35%	919.98%	875.23%	836.41%	802.31%	772.06%	744.97%	720.55%	698.38%	678.14%	659.57%	642.46%	626.62%
9	1284.61%	1069.80%	996.44%	936.39%	886.04%	843.01%	805.67%	772.89%	743.79%	717.75%	694.26%	672.94%	653.47%	635.61%	619.15%	603.92%
10	1236.49%	1029.97%	959.44%	901.71%	853.29%	811.91%	776.01%	744.48%	716.50%	691.46%	668.87%	648.36%	629.64%	612.46%	596.63%	581.98%
11	1190.13%	991.58%	923.76%	868.25%	821.69%	781.91%	747.39%	717.07%	690.16%	666.08%	644.35%	624.63%	606.63%	590.11%	574.88%	560.78%
12	1145.58%	954.69%	889.49%	836.11%	791.35%	753.09%	719.90%	690.74%	664.86%	641.70%	620.81%	601.84%	584.52%	568.63%	553.99%	540.43%
13	1102.87%	919.35%	856.67%	805.35%	762.30%	725.52%	693.60%	665.56%	640.67%	618.40%	598.30%	580.06%	563.40%	548.12%	534.03%	520.99%
14	1062.12%	885.70%	825.43%	776.09%	734.70%	699.32%	668.63%	641.66%	617.73%	596.30%	576.98%	559.43%	543.41%	528.70%	515.15%	502.61%
15	1023.49%	853.90%	795.95%	748.51%	708.72%	674.70%	645.18%	619.24%	596.23%	575.62%	557.02%	540.14%	524.73%	510.58%	497.54%	485.47%
16	987.24%	824.25%	768.55%	722.93%	684.67%	651.96%	623.56%	598.62%	576.48%	556.65%	538.76%	522.52%	507.68%	494.07%	481.52%	469.90%
17	953.41%	796.78%	743.24%	699.39%	662.60%	631.14%	603.83%	579.84%	558.53%	539.46%	522.24%	506.61%	492.33%	479.22%	467.14%	455.95%
18	922.06%	771.58%	720.13%	677.98%	642.61%	612.36%	586.09%	563.01%	542.51%	524.15%	507.58%	492.53%	478.78%	466.16%	454.52%	443.74%
19	892.56%	748.03%	698.59%	658.09%	624.08%	595.00%	569.74%	547.53%	527.81%	510.14%	494.20%	479.71%	466.47%	454.31%	443.10%	432.72%
20	864.00%	725.20%	677.70%	638.78%	606.10%	578.14%	553.85%	532.49%	513.52%	496.52%	481.18%	467.23%	454.49%	442.78%	431.99%	421.99%
21	836.40%	703.11%	657.49%	620.10%	588.69%	561.81%	538.47%	517.93%	499.69%	483.34%	468.57%	455.15%	442.89%	431.62%	421.23%	411.60%
22	809.65%	681.68%	637.87%	601.95%	571.77%	545.94%	523.50%	503.76%	486.22%	470.49%	456.29%	443.38%	431.58%	420.74%	410.73%	401.46%
23	783.74%	660.88%	618.81%	584.30%	555.32%	530.50%	508.94%	489.96%	473.10%	457.98%	444.32%	431.90%	420.55%	410.12%	400.49%	391.56%
24	758.62%	640.69%	600.29%	567.15%	539.31%	515.47%	494.75%	476.52%	460.31%	445.77%	432.64%	420.70%	409.78%	399.75%	390.48%	381.90%
25	734.27%	621.07%	582.29%	550.47%	523.74%	500.84%	480.93%	463.42%	447.84%	433.87%	421.25%	409.77%	399.27%	389.62%	380.71%	372.45%
26	710.66%	602.02%	564.79%	534.25%	508.57%	486.59%	467.47%	450.64%	435.67%	422.25%	410.12%	399.09%	389.00%	379.72%	371.15%	363.21%
27	687.64%	583.38%	547.64%	518.32%	493.67%	472.56%	454.20%	438.04%	423.66%	410.77%	399.11%	388.51%	378.81%	369.90%	361.66%	354.03%
28	665.14%	565.07%	530.77%	502.62%	478.96%	458.69%	441.06%	425.54%	411.73%	399.35%	388.15%	377.96%	368.64%	360.08%	352.16%	344.82%
29	643.14%	547.10%	514.18%	487.16%	464.45%	444.99%	428.06%	413.16%	399.90%	388.00%	377.24%	367.46%	358.51%	350.27%	342.67%	335.62%
30	621.71%	529.53%	497.93%	472.00%	450.20%	431.51%	415.26%	400.95%	388.21%	376.79%	366.46%	357.06%	348.46%	340.55%	333.24%	326.47%
31	600.86%	512.39%	482.06%	457.17%	436.24%	418.30%	402.70%	388.96%	376.73%	365.76%	355.84%	346.81%	338.55%	330.95%	323.93%	317.42%
32	580.71%	495.81%	466.69%	442.80%	422.71%	405.49%	390.51%	377.32%	365.58%	355.05%	345.52%	336.85%	328.92%	321.62%	314.88%	308.62%
33	561.30%	479.83%	451.89%	428.96%	409.68%	393.15%	378.78%	366.11%	354.84%	344.73%	335.58%	327.26%	319.64%	312.63%	306.15%	300.15%
34	542.63%	464.45%	437.64%	415.64%	397.14%	381.28%	367.48%	355.33%	344.51%	334.80%	326.02%	318.03%	310.72%	303.99%	297.77%	292.00%
35	524.66%	449.66%	423.94%	402.84%	385.08%	369.87%	356.63%	344.97%	334.59%	325.27%	316.84%	309.17%	302.15%	295.69%	289.72%	284.18%
36	507.37%	435.42%	410.76%	390.51%	373.48%	358.88%	346.18%	334.99%	325.03%	316.09%	308.01%	300.64%	293.91%	287.71%	281.98%	276.66%
37	490.79%	421.79%	398.13%	378.71%	362.38%	348.38%	336.20%	325.47%	315.92%	307.34%	299.58%	292.52%	286.06%	280.11%	274.61%	269.51%
38	474.85%	408.69%	386.00%	367.39%	351.73%	338.31%	326.63%	316.34%	307.18%	298.95%	291.51%	284.74%	278.54%	272.83%	267.56%	262.67%
39	459.55%	396.12%	374.38%	356.54%	341.53%	328.66%	317.47%	307.60%	298.82%	290.94%	283.81%	277.31%	271.37%	265.90%	260.84%	256.15%
40	444.84%	384.05%	363.22%	346.12%	331.74%	319.41%	308.68%	299.23%	290.82%	283.26%	276.43%	270.20%	264.51%	259.26%	254.42%	249.92%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	430.72%	372.47%	352.51%	336.14%	322.36%	310.55%	300.28%	291.22%	283.17%	275.93%	269.38%	263.42%	257.97%	252.94%	248.30%	243.99%
42	417.13%	361.34%	342.22%	326.54%	313.35%	302.04%	292.20%	283.54%	275.82%	268.89%	262.63%	256.92%	251.69%	246.89%	242.44%	238.32%
43	404.02%	350.58%	332.28%	317.26%	304.64%	293.82%	284.40%	276.11%	268.72%	262.09%	256.10%	250.64%	245.64%	241.04%	236.78%	232.84%
44	391.27%	340.09%	322.57%	308.20%	296.12%	285.76%	276.75%	268.82%	261.75%	255.41%	249.67%	244.45%	239.67%	235.27%	231.20%	227.43%
45	378.88%	329.88%	313.10%	299.35%	287.79%	277.88%	269.26%	261.67%	254.92%	248.85%	243.37%	238.37%	233.80%	229.59%	225.70%	222.09%
46	366.85%	319.92%	303.87%	290.71%	279.65%	270.17%	261.93%	254.67%	248.21%	242.41%	237.17%	232.39%	228.02%	224.00%	220.29%	216.84%
47	355.15%	310.22%	294.86%	282.27%	271.69%	262.63%	254.74%	247.80%	241.63%	236.09%	231.07%	226.51%	222.34%	218.50%	214.94%	211.65%
48	343.78%	300.76%	286.06%	274.01%	263.89%	255.23%	247.69%	241.06%	235.15%	229.86%	225.07%	220.71%	216.72%	213.05%	209.66%	206.52%
49	332.72%	291.54%	277.47%	265.95%	256.27%	247.98%	240.78%	234.44%	228.80%	223.73%	219.16%	215.00%	211.19%	207.68%	204.44%	201.44%
50	321.98%	282.55%	269.09%	258.06%	248.81%	240.88%	234.00%	227.94%	222.55%	217.71%	213.34%	209.36%	205.73%	202.38%	199.29%	196.42%
51	311.57%	273.82%	260.94%	250.40%	241.55%	233.97%	227.39%	221.60%	216.45%	211.83%	207.65%	203.86%	200.38%	197.19%	194.24%	191.51%
52	301.51%	265.37%	253.05%	242.97%	234.50%	227.26%	220.97%	215.44%	210.52%	206.11%	202.12%	198.50%	195.18%	192.14%	189.32%	186.71%
53	291.79%	257.20%	245.42%	235.77%	227.68%	220.76%	214.75%	209.47%	204.77%	200.56%	196.76%	193.30%	190.13%	187.23%	184.54%	182.05%
54	282.41%	249.32%	238.04%	228.82%	221.09%	214.48%	208.74%	203.69%	199.21%	195.19%	191.56%	188.26%	185.24%	182.47%	179.91%	177.54%
55	273.37%	241.70%	230.92%	222.11%	214.72%	208.41%	202.92%	198.10%	193.82%	189.99%	186.53%	183.38%	180.50%	177.86%	175.42%	173.16%
56	264.67%	234.37%	224.06%	215.64%	208.58%	202.55%	197.32%	192.72%	188.64%	184.98%	181.68%	178.67%	175.93%	173.41%	171.09%	168.94%
57	256.29%	227.31%	217.46%	209.42%	202.67%	196.92%	191.92%	187.53%	183.64%	180.15%	177.00%	174.14%	171.53%	169.13%	166.92%	164.87%
58	248.24%	220.53%	211.11%	203.43%	196.99%	191.50%	186.73%	182.55%	178.84%	175.51%	172.51%	169.79%	167.30%	165.02%	162.91%	160.96%
59	240.50%	214.01%	205.02%	197.68%	191.54%	186.30%	181.75%	177.76%	174.22%	171.06%	168.20%	165.61%	163.24%	161.06%	159.06%	157.20%
60	233.08%	207.76%	199.17%	192.17%	186.31%	181.31%	176.98%	173.18%	169.81%	166.79%	164.07%	161.61%	159.35%	157.29%	155.38%	153.62%
61	225.96%	201.77%	193.58%	186.90%	181.31%	176.55%	172.42%	168.80%	165.59%	162.72%	160.14%	157.79%	155.65%	153.68%	151.87%	150.19%
62	219.16%	196.06%	188.24%	181.87%	176.54%	172.01%	168.08%	164.63%	161.58%	158.85%	156.39%	154.16%	152.12%	150.26%	148.54%	146.95%
63	212.65%	190.59%	183.14%	177.07%	172.00%	167.68%	163.94%	160.66%	157.76%	155.16%	152.83%	150.71%	148.78%	147.00%	145.37%	143.87%
64	206.42%	185.38%	178.28%	172.50%	167.67%	163.56%	160.01%	156.89%	154.13%	151.67%	149.45%	147.44%	145.61%	143.93%	142.38%	140.95%
65	200.48%	180.41%	173.65%	168.14%	163.55%	159.65%	156.27%	153.31%	150.69%	148.35%	146.25%	144.34%	142.61%	141.02%	139.55%	138.20%
66	194.79%	175.67%	169.23%	163.99%	159.63%	155.92%	152.71%	149.90%	147.42%	145.20%	143.21%	141.40%	139.76%	138.26%	136.87%	135.59%
67	189.35%	171.13%	165.00%	160.02%	155.88%	152.35%	149.31%	146.65%	144.30%	142.20%	140.31%	138.60%	137.05%	135.63%	134.32%	133.11%
68	184.12%	166.77%	160.95%	156.22%	152.28%	148.94%	146.06%	143.54%	141.31%	139.32%	137.54%	135.93%	134.46%	133.11%	131.88%	130.74%
69	179.11%	162.59%	157.06%	152.57%	148.84%	145.67%	142.94%	140.55%	138.45%	136.57%	134.88%	133.36%	131.97%	130.70%	129.54%	128.47%
70	174.30%	158.59%	153.33%	149.07%	145.54%	142.53%	139.95%	137.69%	135.70%	133.93%	132.34%	130.90%	129.59%	128.39%	127.30%	126.29%
71	169.70%	154.76%	149.77%	145.73%	142.38%	139.54%	137.10%	134.96%	133.08%	131.41%	129.91%	128.55%	127.32%	126.19%	125.16%	124.21%
72	165.31%	151.11%	146.38%	142.56%	139.38%	136.70%	134.39%	132.37%	130.60%	129.02%	127.60%	126.33%	125.17%	124.11%	123.14%	122.24%
73	161.13%	147.65%	143.17%	139.55%	136.55%	134.01%	131.83%	129.93%	128.26%	126.77%	125.44%	124.24%	123.15%	122.15%	121.24%	120.40%
74	157.17%	144.38%	140.14%	136.71%	133.88%	131.49%	129.43%	127.64%	126.07%	124.67%	123.42%	122.29%	121.26%	120.33%	119.47%	118.69%
75	153.42%	141.30%	137.28%	134.05%	131.38%	129.12%	127.18%	125.50%	124.02%	122.71%	121.53%	120.47%	119.51%	118.64%	117.83%	117.10%
76	149.86%	138.38%	134.59%	131.54%	129.02%	126.90%	125.08%	123.50%	122.11%	120.88%	119.77%	118.78%	117.88%	117.07%	116.32%	115.63%
77	146.48%	135.62%	132.04%	129.17%	126.80%	124.81%	123.10%	121.62%	120.32%	119.16%	118.13%	117.20%	116.37%	115.60%	114.90%	114.26%
78	143.26%	133.00%	129.63%	126.92%	124.70%	122.83%	121.23%	119.84%	118.62%	117.55%	116.58%	115.72%	114.94%	114.23%	113.57%	112.98%
79	140.19%	130.51%	127.33%	124.79%	122.70%	120.95%	119.45%	118.15%	117.02%	116.02%	115.12%	114.31%	113.59%	112.92%	112.32%	111.77%
80	137.27%	128.13%	125.14%	122.76%	120.80%	119.16%	117.76%	116.55%	115.50%	114.56%	113.73%	112.98%	112.31%	111.69%	111.13%	110.62%
81	134.49%	125.87%	123.06%	120.83%	119.00%	117.46%	116.16%	115.04%	114.05%	113.18%	112.41%	111.72%	111.09%	110.53%	110.01%	109.53%
82	131.85%	123.73%	121.10%	119.00%	117.29%	115.86%	114.65%	113.60%	112.69%	111.89%	111.17%	110.53%	109.95%	109.43%	108.95%	108.51%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
83	129.34%	121.70%	119.22%	117.26%	115.67%	114.33%	113.21%	112.23%	111.39%	110.64%	109.98%	109.39%	108.86%	108.38%	107.94%	107.54%
84	126.98%	119.80%	117.48%	115.64%	114.15%	112.91%	111.86%	110.96%	110.18%	109.49%	108.88%	108.34%	107.85%	107.40%	107.00%	106.63%
85	124.78%	118.03%	115.85%	114.13%	112.74%	111.59%	110.61%	109.78%	109.06%	108.42%	107.86%	107.36%	106.91%	106.50%	106.13%	105.79%
86	122.74%	116.39%	114.35%	112.75%	111.45%	110.37%	109.47%	108.70%	108.03%	107.44%	106.92%	106.46%	106.05%	105.67%	105.33%	105.02%
87	120.86%	114.90%	112.99%	111.48%	110.27%	109.27%	108.43%	107.71%	107.09%	106.55%	106.07%	105.65%	105.26%	104.92%	104.61%	104.33%
88	119.15%	113.55%	111.76%	110.35%	109.21%	108.28%	107.49%	106.83%	106.25%	105.75%	105.31%	104.92%	104.57%	104.25%	103.97%	103.71%
89	117.59%	112.35%	110.66%	109.34%	108.28%	107.40%	106.67%	106.05%	105.52%	105.05%	104.64%	104.28%	103.96%	103.67%	103.40%	103.17%
90	116.18%	111.29%	109.70%	108.46%	107.46%	106.64%	105.96%	105.38%	104.88%	104.44%	104.06%	103.73%	103.43%	103.16%	102.92%	102.70%
91	114.90%	110.36%	108.87%	107.70%	106.75%	105.98%	105.34%	104.80%	104.33%	103.92%	103.57%	103.26%	102.98%	102.73%	102.50%	102.30%
92	113.72%	109.54%	108.14%	107.04%	106.15%	105.42%	104.82%	104.30%	103.86%	103.48%	103.15%	102.86%	102.60%	102.36%	102.16%	101.97%
93	112.61%	108.80%	107.50%	106.47%	105.63%	104.94%	104.37%	103.88%	103.47%	103.11%	102.80%	102.52%	102.27%	102.06%	101.97%	101.00%
94	111.51%	108.12%	106.93%	105.97%	105.18%	104.53%	103.99%	103.53%	103.14%	102.80%	102.50%	102.24%	102.01%	101.97%	101.00%	101.00%
95	110.36%	107.45%	106.38%	105.51%	104.78%	104.17%	103.67%	103.23%	102.86%	102.54%	102.26%	102.02%	101.97%	101.00%	101.00%	101.00%
96	109.06%	106.69%	105.78%	105.00%	104.34%	103.79%	103.31%	102.91%	102.56%	102.26%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.56%	105.82%	105.10%	104.46%	103.90%	103.41%	102.98%	102.60%	102.27%	101.99%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.72%	104.69%	104.23%	103.79%	103.37%	102.99%	102.63%	102.30%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.33%	102.99%	102.83%	102.66%	102.50%	102.33%	102.17%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	2136.04%	1805.42%	1691.14%	1597.05%	1517.72%	1449.57%	1390.16%	1337.72%	1290.97%	1248.93%	1210.85%	1176.14%	1144.31%	1114.99%	1087.86%	1062.66%
1	2066.25%	1749.14%	1639.52%	1549.26%	1473.16%	1407.78%	1350.78%	1300.47%	1255.61%	1215.26%	1178.72%	1145.39%	1114.85%	1086.70%	1060.66%	1036.46%
2	1993.31%	1688.82%	1583.56%	1496.90%	1423.83%	1361.05%	1306.31%	1257.99%	1214.91%	1176.17%	1141.07%	1109.06%	1079.72%	1052.69%	1027.67%	1004.43%
3	1920.56%	1628.05%	1526.93%	1443.67%	1373.47%	1313.16%	1260.57%	1214.15%	1172.76%	1135.54%	1101.81%	1071.06%	1042.87%	1016.89%	992.86%	970.52%
4	1849.34%	1568.25%	1471.08%	1391.08%	1323.62%	1265.66%	1215.13%	1170.52%	1130.74%	1094.97%	1062.56%	1033.01%	1005.92%	980.95%	957.85%	936.38%
5	1780.65%	1510.54%	1417.16%	1340.29%	1275.46%	1219.77%	1171.20%	1128.34%	1090.11%	1055.74%	1024.59%	996.19%	970.15%	946.16%	923.96%	903.33%
6	1714.42%	1454.85%	1365.12%	1291.25%	1228.95%	1175.43%	1128.76%	1087.57%	1050.83%	1017.80%	987.86%	960.57%	935.55%	912.49%	891.15%	871.32%
7	1650.83%	1401.41%	1315.18%	1244.19%	1184.33%	1132.91%	1088.06%	1048.47%	1013.18%	981.43%	952.66%	926.44%	902.39%	880.23%	859.72%	840.67%
8	1589.51%	1349.83%	1266.97%	1198.76%	1141.24%	1091.82%	1048.72%	1010.68%	976.76%	946.25%	918.61%	893.41%	870.30%	849.00%	829.29%	810.98%
9	1530.16%	1299.82%	1220.20%	1154.64%	1099.36%	1051.87%	1010.45%	973.89%	941.29%	911.97%	885.41%	861.18%	838.97%	818.51%	799.56%	781.96%
10	1472.96%	1251.59%	1175.07%	1112.07%	1058.94%	1013.30%	973.50%	938.36%	907.03%	878.85%	853.32%	830.04%	808.69%	789.02%	770.82%	753.90%
11	1418.02%	1205.29%	1131.75%	1071.21%	1020.15%	976.29%	938.04%	904.27%	874.16%	847.08%	822.55%	800.17%	779.66%	760.75%	743.25%	727.00%
12	1365.07%	1160.63%	1089.96%	1031.77%	982.71%	940.55%	903.79%	871.35%	842.41%	816.38%	792.80%	771.30%	751.58%	733.41%	716.59%	700.97%
13	1314.03%	1117.55%	1049.64%	993.72%	946.57%	906.06%	870.73%	839.54%	811.73%	786.72%	764.06%	743.39%	724.44%	706.98%	690.81%	675.80%
14	1264.69%	1075.86%	1010.58%	956.84%	911.52%	872.58%	838.63%	808.66%	781.93%	757.89%	736.10%	716.24%	698.03%	681.24%	665.71%	651.27%
15	1217.58%	1036.11%	973.38%	921.74%	878.19%	840.77%	808.14%	779.34%	753.65%	730.55%	709.61%	690.52%	673.02%	656.89%	641.96%	628.08%
16	1173.19%	998.87%	938.61%	889.00%	847.17%	811.23%	779.88%	752.21%	727.54%	705.34%	685.23%	666.89%	650.08%	634.58%	620.23%	606.90%
17	1131.28%	963.89%	906.03%	858.39%	818.22%	783.71%	753.61%	727.04%	703.34%	682.03%	662.72%	645.11%	628.96%	614.07%	600.30%	587.49%
18	1091.29%	930.59%	875.05%	829.31%	790.75%	757.62%	728.73%	703.22%	680.47%	660.01%	641.47%	624.56%	609.05%	594.76%	581.53%	569.24%
19	1052.69%	898.41%	845.09%	801.19%	764.17%	732.37%	704.63%	680.15%	658.31%	638.67%	620.87%	604.63%	589.75%	576.03%	563.33%	551.52%
20	1015.33%	867.21%	816.02%	773.88%	738.34%	707.81%	681.19%	657.68%	636.72%	617.86%	600.77%	585.19%	570.90%	557.73%	545.53%	534.20%
21	979.17%	836.97%	787.83%	747.37%	713.25%	683.94%	658.38%	635.82%	615.70%	597.59%	581.19%	566.23%	552.51%	539.86%	528.16%	517.28%
22	944.19%	807.66%	760.48%	721.64%	688.89%	660.75%	636.22%	614.55%	595.23%	577.86%	562.11%	547.75%	534.58%	522.44%	511.20%	500.76%
23	910.36%	779.27%	733.97%	696.68%	665.24%	638.23%	614.67%	593.88%	575.33%	558.65%	543.53%	529.74%	517.10%	505.44%	494.65%	484.63%
24	877.78%	751.92%	708.43%	672.63%	642.45%	616.52%	593.91%	573.94%	556.14%	540.13%	525.61%	512.38%	500.24%	489.05%	478.70%	469.07%
25	846.53%	725.71%	683.96%	649.60%	620.63%	595.74%	574.04%	554.88%	537.79%	522.42%	508.49%	495.79%	484.14%	473.40%	463.46%	454.23%
26	816.42%	700.43%	660.36%	627.38%	599.57%	575.69%	554.86%	536.47%	520.07%	505.32%	491.95%	479.76%	468.59%	458.28%	448.74%	439.88%
27	787.28%	675.93%	637.47%	605.81%	579.12%	556.20%	536.21%	518.56%	502.82%	488.66%	475.84%	464.14%	453.41%	443.52%	434.37%	425.86%
28	759.09%	652.20%	615.27%	584.88%	559.27%	537.26%	518.07%	501.13%	486.03%	472.44%	460.13%	448.90%	438.61%	429.12%	420.33%	412.17%
29	731.88%	629.25%	593.81%	564.64%	540.05%	518.92%	500.51%	484.25%	469.75%	456.72%	444.90%	434.12%	424.24%	415.14%	406.70%	398.87%
30	705.65%	607.12%	573.10%	545.10%	521.50%	501.22%	483.55%	467.95%	454.03%	441.52%	430.18%	419.84%	410.36%	401.62%	393.53%	386.01%
31	680.44%	585.86%	553.20%	526.33%	503.68%	484.22%	467.26%	452.29%	438.94%	426.93%	416.05%	406.13%	397.03%	388.64%	380.88%	373.66%
32	656.17%	565.38%	534.04%	508.25%	486.51%	467.84%	451.56%	437.19%	424.38%	412.86%	402.42%	392.90%	384.17%	376.13%	368.68%	361.76%
33	632.79%	545.65%	515.56%	490.81%	469.95%	452.04%	436.42%	422.63%	410.34%	399.29%	389.27%	380.14%	371.76%	364.04%	356.90%	350.26%
34	610.33%	526.69%	497.82%	474.07%	454.05%	436.87%	421.88%	408.66%	396.87%	386.26%	376.65%	367.89%	359.86%	352.45%	345.60%	339.23%
35	588.76%	508.50%	480.80%	458.01%	438.81%	422.32%	407.95%	395.26%	383.95%	373.78%	364.57%	356.16%	348.46%	341.36%	334.78%	328.68%
36	568.07%	491.06%	464.48%	442.63%	424.21%	408.39%	394.61%	382.44%	371.59%	361.84%	353.00%	344.95%	337.56%	330.75%	324.45%	318.59%
37	548.26%	474.38%	448.89%	427.92%	410.26%	395.09%	381.87%	370.21%	359.81%	350.46%	341.99%	334.27%	327.19%	320.66%	314.62%	309.01%
38	529.28%	458.42%	433.98%	413.87%	396.94%	382.40%	369.73%	358.55%	348.59%	339.63%	331.51%	324.11%	317.32%	311.07%	305.29%	299.91%
39	511.07%	443.11%	419.68%	400.41%	384.18%	370.25%	358.11%	347.39%	337.85%	329.26%	321.48%	314.39%	307.89%	301.91%	296.36%	291.21%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	493.55%	428.40%	405.93%	387.46%	371.91%	358.56%	346.93%	336.67%	327.52%	319.30%	311.85%	305.06%	298.84%	293.10%	287.79%	282.86%
41	476.66%	414.19%	392.66%	374.96%	360.06%	347.27%	336.12%	326.29%	317.53%	309.66%	302.53%	296.03%	290.07%	284.58%	279.50%	274.78%
42	460.36%	400.47%	379.84%	362.88%	348.60%	336.35%	325.67%	316.26%	307.87%	300.33%	293.50%	287.28%	281.57%	276.32%	271.46%	266.94%
43	444.59%	387.18%	367.40%	351.15%	337.47%	325.74%	315.51%	306.50%	298.47%	291.25%	284.71%	278.75%	273.29%	268.27%	263.61%	259.29%
44	429.34%	374.30%	355.35%	339.78%	326.67%	315.43%	305.64%	297.01%	289.32%	282.41%	276.15%	270.45%	265.22%	260.41%	255.96%	251.82%
45	414.60%	361.84%	343.67%	328.75%	316.20%	305.43%	296.06%	287.79%	280.43%	273.81%	267.82%	262.36%	257.36%	252.76%	248.50%	244.54%
46	400.35%	349.77%	332.36%	318.07%	306.04%	295.73%	286.75%	278.83%	271.78%	265.45%	259.72%	254.49%	249.71%	245.30%	241.23%	237.44%
47	386.64%	338.16%	321.48%	307.78%	296.26%	286.39%	277.79%	270.21%	263.46%	257.40%	251.92%	246.92%	242.34%	238.13%	234.23%	230.61%
48	373.44%	326.97%	310.99%	297.88%	286.84%	277.39%	269.16%	261.90%	255.45%	249.65%	244.40%	239.62%	235.24%	231.21%	227.48%	224.02%
49	360.74%	316.21%	300.91%	288.34%	277.78%	268.73%	260.85%	253.91%	247.73%	242.18%	237.16%	232.59%	228.40%	224.55%	220.98%	217.68%
50	348.52%	305.86%	291.20%	279.17%	269.06%	260.39%	252.85%	246.21%	240.30%	234.99%	230.19%	225.82%	221.82%	218.13%	214.73%	211.57%
51	336.77%	295.89%	281.85%	270.34%	260.66%	252.37%	245.15%	238.80%	233.15%	228.07%	223.48%	219.31%	215.48%	211.96%	208.71%	205.69%
52	325.46%	286.31%	272.86%	261.84%	252.58%	244.65%	237.75%	231.67%	226.27%	221.42%	217.03%	213.04%	209.38%	206.02%	202.91%	200.03%
53	314.58%	277.09%	264.22%	253.67%	244.81%	237.22%	230.63%	224.82%	219.65%	215.02%	210.83%	207.01%	203.52%	200.31%	197.34%	194.59%
54	304.13%	268.23%	255.91%	245.82%	237.34%	230.09%	223.78%	218.23%	213.29%	208.86%	204.86%	201.22%	197.89%	194.82%	191.99%	189.36%
55	294.08%	259.71%	247.93%	238.27%	230.17%	223.23%	217.20%	211.90%	207.18%	202.95%	199.13%	195.65%	192.47%	189.54%	186.84%	184.34%
56	284.43%	251.53%	240.25%	231.02%	223.27%	216.64%	210.88%	205.82%	201.31%	197.28%	193.63%	190.31%	187.27%	184.48%	181.90%	179.51%
57	275.15%	243.67%	232.89%	224.06%	216.65%	210.32%	204.82%	199.98%	195.68%	191.83%	188.35%	185.18%	182.28%	179.62%	177.17%	174.89%
58	266.24%	236.12%	225.81%	217.38%	210.30%	204.25%	199.00%	194.38%	190.28%	186.60%	183.28%	180.26%	177.50%	174.96%	172.62%	170.45%
59	257.69%	228.88%	219.03%	210.97%	204.21%	198.43%	193.42%	189.01%	185.10%	181.59%	178.42%	175.55%	172.92%	170.50%	168.27%	166.20%
60	249.49%	221.94%	212.52%	204.82%	198.37%	192.86%	188.07%	183.87%	180.14%	176.80%	173.78%	171.04%	168.53%	166.23%	164.11%	162.14%
61	241.62%	215.29%	206.29%	198.94%	192.78%	187.52%	182.96%	178.96%	175.40%	172.21%	169.34%	166.73%	164.35%	162.16%	160.14%	158.27%
62	234.09%	208.93%	200.34%	193.32%	187.44%	182.43%	178.08%	174.26%	170.88%	167.84%	165.11%	162.62%	160.35%	158.27%	156.35%	154.57%
63	226.88%	202.84%	194.64%	187.95%	182.34%	177.56%	173.42%	169.79%	166.56%	163.67%	161.07%	158.71%	156.55%	154.57%	152.75%	151.06%
64	219.97%	197.02%	189.20%	182.82%	177.48%	172.93%	168.98%	165.52%	162.45%	159.71%	157.23%	154.99%	152.94%	151.06%	149.32%	147.72%
65	213.37%	191.47%	184.01%	177.93%	172.84%	168.51%	164.75%	161.46%	158.54%	155.93%	153.58%	151.45%	149.50%	147.72%	146.08%	144.56%
66	207.06%	186.17%	179.06%	173.26%	168.42%	164.30%	160.73%	157.60%	154.83%	152.35%	150.12%	148.10%	146.25%	144.56%	143.00%	141.56%
67	201.03%	181.11%	174.34%	168.82%	164.22%	160.30%	156.90%	153.93%	151.30%	148.95%	146.83%	144.92%	143.17%	141.56%	140.09%	138.72%
68	195.26%	176.28%	169.84%	164.59%	160.21%	156.49%	153.27%	150.45%	147.95%	145.73%	143.72%	141.90%	140.25%	138.73%	137.33%	136.04%
69	189.76%	171.68%	165.55%	160.56%	156.41%	152.87%	149.82%	147.14%	144.78%	142.67%	140.77%	139.05%	137.48%	136.05%	134.73%	133.51%
70	184.50%	167.29%	161.46%	156.73%	152.78%	149.43%	146.53%	144.00%	141.76%	139.77%	137.97%	136.34%	134.86%	133.51%	132.26%	131.11%
71	179.47%	163.10%	157.57%	153.07%	149.33%	146.16%	143.41%	141.02%	138.90%	137.01%	135.32%	133.78%	132.39%	131.11%	129.93%	128.85%
72	174.66%	159.11%	153.85%	149.59%	146.04%	143.04%	140.44%	138.18%	136.18%	134.40%	132.80%	131.35%	130.03%	128.83%	127.72%	126.70%
73	170.06%	155.29%	150.30%	146.26%	142.91%	140.07%	137.62%	135.48%	133.59%	131.91%	130.40%	129.04%	127.80%	126.67%	125.63%	124.67%
74	165.66%	151.64%	146.91%	143.09%	139.92%	137.23%	134.92%	132.90%	131.12%	129.54%	128.12%	126.84%	125.68%	124.61%	123.64%	122.74%
75	161.45%	148.15%	143.68%	140.06%	137.06%	134.53%	132.35%	130.45%	128.78%	127.29%	125.95%	124.75%	123.66%	122.66%	121.74%	120.90%
76	157.42%	144.82%	140.59%	137.17%	134.34%	131.95%	129.90%	128.11%	126.54%	125.14%	123.89%	122.76%	121.74%	120.81%	119.95%	119.16%
77	153.58%	141.64%	137.65%	134.42%	131.75%	129.50%	127.57%	125.89%	124.42%	123.11%	121.93%	120.88%	119.92%	119.05%	118.25%	117.51%
78	149.92%	138.62%	134.85%	131.81%	129.29%	127.18%	125.36%	123.79%	122.41%	121.18%	120.08%	119.09%	118.20%	117.38%	116.64%	115.95%
79	146.42%	135.75%	132.19%	129.32%	126.96%	124.97%	123.27%	121.79%	120.50%	119.35%	118.33%	117.41%	116.57%	115.81%	115.12%	114.48%
80	143.10%	133.02%	129.66%	126.97%	124.74%	122.88%	121.28%	119.90%	118.69%	117.62%	116.67%	115.81%	115.03%	114.33%	113.68%	113.09%
81	139.94%	130.43%	127.27%	124.73%	122.64%	120.90%	119.40%	118.11%	116.98%	115.98%	115.10%	114.30%	113.58%	112.92%	112.32%	111.77%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
82	136.95%	127.99%	125.02%	122.63%	120.67%	119.04%	117.64%	116.44%	115.38%	114.45%	113.63%	112.89%	112.22%	111.61%	111.05%	110.55%
83	134.14%	125.71%	122.91%	120.67%	118.83%	117.30%	116.00%	114.87%	113.89%	113.03%	112.26%	111.57%	110.95%	110.39%	109.88%	109.41%
84	131.49%	123.56%	120.93%	118.83%	117.11%	115.68%	114.46%	113.42%	112.51%	111.70%	110.99%	110.35%	109.78%	109.26%	108.78%	108.35%
85	129.01%	121.56%	119.10%	117.13%	115.52%	114.18%	113.05%	112.07%	111.22%	110.48%	109.82%	109.23%	108.70%	108.22%	107.78%	107.38%
86	126.69%	119.72%	117.40%	115.56%	114.05%	112.80%	111.75%	110.84%	110.05%	109.36%	108.75%	108.20%	107.71%	107.26%	106.86%	106.49%
87	124.54%	118.02%	115.85%	114.13%	112.72%	111.55%	110.57%	109.72%	108.99%	108.35%	107.78%	107.28%	106.82%	106.41%	106.04%	105.70%
88	122.53%	116.46%	114.43%	112.82%	111.50%	110.41%	109.50%	108.71%	108.03%	107.43%	106.91%	106.44%	106.02%	105.64%	105.30%	104.99%
89	120.67%	115.03%	113.14%	111.63%	110.40%	109.38%	108.53%	107.80%	107.16%	106.61%	106.12%	105.69%	105.30%	104.95%	104.64%	104.35%
90	118.94%	113.72%	111.96%	110.55%	109.40%	108.46%	107.66%	106.98%	106.39%	105.87%	105.42%	105.02%	104.66%	104.34%	104.05%	103.78%
91	117.31%	112.53%	110.89%	109.58%	108.51%	107.62%	106.88%	106.24%	105.70%	105.22%	104.80%	104.43%	104.10%	103.80%	103.53%	103.28%
92	115.76%	111.42%	109.91%	108.70%	107.70%	106.87%	106.18%	105.59%	105.08%	104.63%	104.24%	103.90%	103.59%	103.31%	103.06%	102.83%
93	114.27%	110.39%	109.01%	107.89%	106.97%	106.20%	105.55%	105.00%	104.53%	104.11%	103.75%	103.43%	103.14%	102.88%	102.65%	102.44%
94	112.81%	109.42%	108.18%	107.16%	106.31%	105.60%	105.00%	104.48%	104.04%	103.66%	103.32%	103.02%	102.75%	102.51%	102.30%	102.11%
95	111.31%	108.44%	107.35%	106.44%	105.68%	105.03%	104.47%	104.00%	103.59%	103.23%	102.92%	102.65%	102.40%	102.19%	101.98%	101.97%
96	109.70%	107.41%	106.50%	105.71%	105.03%	104.45%	103.95%	103.51%	103.14%	102.81%	102.52%	102.27%	102.04%	101.97%	101.97%	101.00%
97	107.94%	106.29%	105.59%	104.96%	104.40%	103.90%	103.46%	103.07%	102.72%	102.42%	102.16%	101.97%	101.97%	101.00%	101.00%	101.00%
98	105.90%	104.94%	104.50%	104.08%	103.68%	103.31%	102.97%	102.64%	102.34%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.37%	103.06%	102.91%	102.75%	102.60%	102.45%	102.30%	102.14%	101.99%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1853.43%	1541.94%	1435.41%	1348.15%	1274.94%	1212.34%	1158.01%	1110.26%	1067.87%	1029.91%	995.66%	964.55%	936.15%	910.07%	886.02%	863.76%
1	1790.76%	1491.48%	1389.10%	1305.24%	1234.86%	1174.67%	1122.43%	1076.51%	1035.74%	999.22%	966.27%	936.34%	909.00%	883.90%	860.76%	839.33%
2	1726.46%	1438.82%	1340.41%	1259.80%	1192.14%	1134.27%	1084.03%	1039.88%	1000.67%	965.55%	933.85%	905.07%	878.77%	854.63%	832.36%	811.75%
3	1663.50%	1387.03%	1292.43%	1214.93%	1149.88%	1094.25%	1045.94%	1003.48%	965.78%	932.00%	901.52%	873.84%	848.54%	825.32%	803.91%	784.07%
4	1602.22%	1336.46%	1245.52%	1171.01%	1108.47%	1054.98%	1008.54%	967.71%	931.45%	898.98%	869.66%	843.04%	818.71%	796.38%	775.78%	756.70%
5	1542.87%	1287.40%	1199.97%	1128.34%	1068.21%	1016.78%	972.12%	932.87%	898.00%	866.77%	838.58%	812.98%	789.58%	768.10%	748.29%	729.94%
6	1485.63%	1240.05%	1156.00%	1087.13%	1029.32%	979.87%	936.93%	899.19%	865.66%	835.63%	808.52%	783.89%	761.40%	740.74%	721.68%	704.04%
7	1430.43%	1194.35%	1113.55%	1047.34%	991.76%	944.22%	902.93%	866.64%	834.40%	805.52%	779.45%	755.77%	734.13%	714.26%	695.94%	678.97%
8	1377.21%	1150.26%	1072.58%	1008.93%	955.50%	909.78%	870.08%	835.18%	804.18%	776.41%	751.34%	728.57%	707.76%	688.65%	671.03%	654.70%
9	1325.73%	1107.56%	1032.88%	971.68%	920.31%	876.35%	838.18%	804.62%	774.82%	748.11%	724.00%	702.10%	682.09%	663.71%	646.76%	631.06%
10	1276.12%	1066.38%	994.58%	935.75%	886.35%	844.09%	807.39%	775.12%	746.46%	720.77%	697.59%	676.53%	657.29%	639.61%	623.31%	608.21%
11	1228.31%	1026.68%	957.65%	901.08%	853.59%	812.96%	777.67%	746.64%	719.08%	694.38%	672.09%	651.83%	633.33%	616.33%	600.65%	586.13%
12	1182.37%	988.53%	922.17%	867.79%	822.12%	783.05%	749.12%	719.29%	692.78%	669.03%	647.60%	628.12%	610.32%	593.97%	578.89%	564.93%
13	1138.22%	951.88%	888.08%	835.79%	791.89%	754.32%	721.69%	693.01%	667.52%	644.68%	624.07%	605.33%	588.22%	572.50%	557.99%	544.56%
14	1096.01%	916.87%	855.54%	805.27%	763.06%	726.94%	695.57%	667.98%	643.47%	621.51%	601.68%	583.67%	567.20%	552.08%	538.13%	525.21%
15	1056.01%	883.83%	824.88%	776.55%	735.96%	701.24%	671.07%	644.54%	620.97%	599.85%	580.78%	563.46%	547.62%	533.07%	519.65%	507.22%
16	1018.45%	852.98%	796.31%	749.86%	710.84%	677.45%	648.45%	622.94%	600.27%	579.96%	561.61%	544.94%	529.71%	515.72%	502.80%	490.84%
17	983.26%	824.28%	769.82%	725.17%	687.66%	655.56%	627.67%	603.14%	581.34%	561.80%	544.16%	528.12%	513.46%	500.00%	487.57%	476.06%
18	950.53%	797.83%	745.51%	702.61%	666.56%	635.71%	608.89%	585.31%	564.34%	545.55%	528.57%	513.14%	499.03%	486.07%	474.11%	463.03%
19	919.57%	772.93%	722.67%	681.45%	646.82%	617.16%	591.39%	568.71%	548.55%	530.47%	514.15%	499.30%	485.73%	473.25%	461.74%	451.07%
20	889.55%	748.75%	700.48%	660.88%	627.61%	599.11%	574.34%	552.54%	533.16%	515.78%	500.07%	485.79%	472.73%	460.73%	449.65%	439.38%
21	860.59%	725.41%	679.06%	641.03%	609.06%	581.68%	557.88%	536.92%	518.29%	501.58%	486.48%	472.75%	460.19%	448.64%	437.98%	428.10%
22	832.51%	702.74%	658.23%	621.70%	591.00%	564.70%	541.83%	521.69%	503.79%	487.72%	473.21%	460.00%	447.92%	436.82%	426.57%	417.06%
23	805.29%	680.71%	637.97%	602.90%	573.41%	548.15%	526.18%	506.84%	489.63%	474.19%	460.24%	447.54%	435.93%	425.25%	415.39%	406.25%
24	778.94%	659.36%	618.33%	584.66%	556.35%	532.09%	510.98%	492.40%	475.87%	461.03%	447.63%	435.42%	424.26%	414.00%	404.52%	395.73%
25	753.43%	638.67%	599.28%	566.96%	539.77%	516.48%	496.21%	478.36%	462.48%	448.23%	435.35%	423.63%	412.90%	403.03%	393.92%	385.47%
26	728.74%	618.60%	580.80%	549.77%	523.68%	501.31%	481.85%	464.71%	449.46%	435.77%	423.40%	412.14%	401.83%	392.35%	383.59%	375.47%
27	704.70%	599.00%	562.73%	532.94%	507.89%	486.42%	467.74%	451.28%	436.64%	423.49%	411.60%	400.79%	390.88%	381.78%	373.36%	365.56%
28	681.27%	579.83%	545.01%	516.43%	492.38%	471.77%	453.83%	438.03%	423.97%	411.35%	399.93%	389.54%	380.03%	371.28%	363.20%	355.70%
29	658.40%	561.04%	527.62%	500.19%	477.11%	457.32%	440.10%	424.93%	411.43%	399.31%	388.35%	378.37%	369.24%	360.83%	353.07%	345.87%
30	636.16%	542.73%	510.66%	484.32%	462.17%	443.18%	426.65%	412.08%	399.12%	387.48%	376.96%	367.38%	358.60%	350.53%	343.08%	336.16%
31	614.60%	524.92%	494.14%	468.86%	447.60%	429.37%	413.50%	399.52%	387.08%	375.91%	365.80%	356.60%	348.18%	340.43%	333.26%	326.62%
32	593.74%	507.67%	478.13%	453.87%	433.47%	415.97%	400.74%	387.32%	375.37%	364.65%	354.95%	346.11%	338.02%	330.58%	323.70%	317.32%
33	573.67%	491.08%	462.73%	439.46%	419.87%	403.08%	388.46%	375.59%	364.12%	353.82%	344.51%	336.03%	328.27%	321.12%	314.52%	308.39%
34	554.35%	475.11%	447.91%	425.58%	406.78%	390.67%	376.65%	364.29%	353.28%	343.40%	334.46%	326.33%	318.87%	312.01%	305.68%	299.79%
35	535.77%	459.74%	433.65%	412.22%	394.20%	378.74%	365.28%	353.42%	342.87%	333.39%	324.81%	317.00%	309.85%	303.26%	297.18%	291.53%
36	517.90%	444.97%	419.94%	399.39%	382.10%	367.27%	354.36%	342.99%	332.86%	323.77%	315.54%	308.04%	301.18%	294.87%	289.03%	283.61%
37	500.76%	430.82%	406.81%	387.11%	370.53%	356.31%	343.93%	333.02%	323.31%	314.59%	306.69%	299.51%	292.92%	286.87%	281.27%	276.07%
38	484.31%	417.24%	394.23%	375.33%	359.44%	345.81%	333.94%	323.48%	314.17%	305.81%	298.24%	291.35%	285.04%	279.23%	273.86%	268.87%
39	468.51%	404.22%	382.16%	364.05%	348.81%	335.75%	324.38%	314.35%	305.43%	297.41%	290.16%	283.55%	277.51%	271.94%	266.79%	262.01%
40	453.33%	391.71%	370.57%	353.22%	338.62%	326.10%	315.21%	305.60%	297.05%	289.37%	282.42%	276.09%	270.30%	264.96%	260.03%	255.45%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	438.74%	379.69%	359.44%	342.82%	328.84%	316.85%	306.41%	297.22%	289.03%	281.67%	275.02%	268.96%	263.40%	258.29%	253.57%	249.19%
42	424.69%	368.12%	348.73%	332.81%	319.42%	307.94%	297.95%	289.14%	281.30%	274.26%	267.89%	262.09%	256.78%	251.88%	247.36%	243.17%
43	411.12%	356.94%	338.36%	323.12%	310.30%	299.32%	289.75%	281.33%	273.82%	267.09%	260.99%	255.44%	250.35%	245.68%	241.35%	237.33%
44	397.95%	346.05%	328.26%	313.67%	301.41%	290.89%	281.74%	273.68%	266.50%	260.05%	254.22%	248.91%	244.05%	239.57%	235.43%	231.59%
45	385.15%	335.44%	318.42%	304.45%	292.71%	282.65%	273.89%	266.18%	259.32%	253.15%	247.57%	242.50%	237.85%	233.57%	229.61%	225.94%
46	372.73%	325.13%	308.83%	295.47%	284.23%	274.61%	266.23%	258.85%	252.29%	246.39%	241.06%	236.20%	231.76%	227.67%	223.89%	220.38%
47	360.69%	315.11%	299.51%	286.72%	275.97%	266.76%	258.75%	251.69%	245.42%	239.78%	234.68%	230.04%	225.79%	221.89%	218.27%	214.92%
48	349.00%	305.35%	290.42%	278.18%	267.90%	259.09%	251.43%	244.68%	238.68%	233.30%	228.42%	223.99%	219.93%	216.20%	212.75%	209.54%
49	337.66%	295.86%	281.57%	269.86%	260.03%	251.60%	244.28%	237.83%	232.09%	226.94%	222.29%	218.05%	214.18%	210.61%	207.31%	204.26%
50	326.66%	286.63%	272.96%	261.75%	252.34%	244.29%	237.28%	231.12%	225.64%	220.72%	216.27%	212.23%	208.52%	205.12%	201.97%	199.05%
51	316.02%	277.69%	264.60%	253.89%	244.89%	237.18%	230.49%	224.60%	219.36%	214.66%	210.41%	206.55%	203.01%	199.76%	196.76%	193.97%
52	305.73%	269.04%	256.52%	246.27%	237.66%	230.30%	223.90%	218.27%	213.27%	208.78%	204.72%	201.03%	197.65%	194.55%	191.69%	189.03%
53	295.81%	260.69%	248.71%	238.91%	230.68%	223.64%	217.53%	212.15%	207.37%	203.08%	199.21%	195.68%	192.46%	189.50%	186.77%	184.23%
54	286.25%	252.63%	241.17%	231.80%	223.93%	217.21%	211.37%	206.23%	201.66%	197.57%	193.88%	190.51%	187.44%	184.62%	182.01%	179.59%
55	277.03%	244.86%	233.90%	224.94%	217.42%	210.99%	205.41%	200.51%	196.15%	192.25%	188.72%	185.51%	182.58%	179.89%	177.40%	175.10%
56	268.16%	237.38%	226.90%	218.33%	211.15%	205.01%	199.69%	195.01%	190.85%	187.12%	183.76%	180.70%	177.91%	175.34%	172.97%	170.78%
57	259.62%	230.18%	220.17%	211.98%	205.12%	199.26%	194.18%	189.71%	185.74%	182.19%	178.98%	176.07%	173.40%	170.96%	168.70%	166.61%
58	251.42%	223.26%	213.69%	205.87%	199.32%	193.73%	188.88%	184.62%	180.83%	177.45%	174.39%	171.61%	169.08%	166.75%	164.60%	162.61%
59	243.54%	216.62%	207.47%	200.01%	193.76%	188.42%	183.79%	179.73%	176.12%	172.89%	169.98%	167.34%	164.92%	162.71%	160.66%	158.77%
60	235.98%	210.25%	201.51%	194.38%	188.42%	183.33%	178.92%	175.05%	171.61%	168.54%	165.77%	163.25%	160.95%	158.84%	156.90%	155.10%
61	228.73%	204.14%	195.81%	189.01%	183.32%	178.47%	174.26%	170.57%	167.30%	164.38%	161.74%	159.34%	157.16%	155.15%	153.31%	151.60%
62	221.79%	198.31%	190.36%	183.87%	178.45%	173.83%	169.82%	166.31%	163.20%	160.41%	157.91%	155.63%	153.55%	151.65%	149.89%	148.27%
63	215.16%	192.74%	185.15%	178.97%	173.80%	169.40%	165.59%	162.25%	159.29%	156.65%	154.26%	152.10%	150.13%	148.32%	146.65%	145.11%
64	208.82%	187.42%	180.19%	174.30%	169.38%	165.19%	161.57%	158.39%	155.58%	153.07%	150.80%	148.75%	146.88%	145.16%	143.59%	142.13%
65	202.76%	182.35%	175.46%	169.85%	165.17%	161.19%	157.75%	154.73%	152.06%	149.67%	147.52%	145.58%	143.80%	142.18%	140.68%	139.30%
66	196.96%	177.50%	170.94%	165.61%	161.16%	157.37%	154.10%	151.24%	148.71%	146.44%	144.41%	142.56%	140.88%	139.35%	137.93%	136.62%
67	191.41%	172.87%	166.63%	161.56%	157.33%	153.73%	150.63%	147.91%	145.51%	143.37%	141.44%	139.70%	138.11%	136.65%	135.31%	134.08%
68	186.09%	168.43%	162.50%	157.68%	153.66%	150.25%	147.31%	144.74%	142.46%	140.43%	138.61%	136.96%	135.46%	134.08%	132.82%	131.65%
69	180.99%	164.18%	158.54%	153.96%	150.15%	146.92%	144.13%	141.69%	139.54%	137.62%	135.90%	134.34%	132.92%	131.62%	130.43%	129.33%
70	176.10%	160.11%	154.75%	150.41%	146.79%	143.73%	141.09%	138.78%	136.75%	134.94%	133.31%	131.84%	130.50%	129.27%	128.15%	127.12%
71	171.42%	156.22%	151.13%	147.01%	143.59%	140.69%	138.19%	136.01%	134.09%	132.38%	130.84%	129.45%	128.19%	127.04%	125.98%	125.00%
72	166.96%	152.51%	147.68%	143.78%	140.54%	137.80%	135.44%	133.38%	131.56%	129.95%	128.50%	127.19%	126.00%	124.92%	123.92%	123.01%
73	162.71%	148.99%	144.41%	140.72%	137.65%	135.06%	132.83%	130.89%	129.18%	127.66%	126.29%	125.06%	123.95%	122.93%	121.99%	121.13%
74	158.67%	145.65%	141.32%	137.82%	134.93%	132.48%	130.38%	128.55%	126.94%	125.51%	124.23%	123.07%	122.02%	121.06%	120.19%	119.38%
75	154.83%	142.49%	138.39%	135.09%	132.36%	130.06%	128.08%	126.36%	124.84%	123.50%	122.29%	121.21%	120.22%	119.33%	118.51%	117.75%
76	151.20%	139.51%	135.63%	132.52%	129.94%	127.77%	125.91%	124.30%	122.87%	121.61%	120.48%	119.47%	118.55%	117.71%	116.94%	116.23%
77	147.74%	136.68%	133.02%	130.08%	127.66%	125.62%	123.87%	122.36%	121.02%	119.84%	118.79%	117.84%	116.98%	116.19%	115.48%	114.82%
78	144.44%	133.98%	130.54%	127.77%	125.50%	123.58%	121.94%	120.52%	119.28%	118.17%	117.19%	116.30%	115.50%	114.77%	114.10%	113.49%
79	141.30%	131.42%	128.17%	125.58%	123.44%	121.64%	120.11%	118.78%	117.62%	116.59%	115.67%	114.85%	114.10%	113.42%	112.80%	112.23%
80	138.30%	128.98%	125.93%	123.49%	121.48%	119.80%	118.37%	117.13%	116.05%	115.09%	114.24%	113.47%	112.78%	112.15%	111.57%	111.04%
81	135.45%	126.67%	123.79%	121.50%	119.63%	118.06%	116.72%	115.57%	114.56%	113.67%	112.87%	112.16%	111.52%	110.94%	110.41%	109.92%
82	132.75%	124.48%	121.78%	119.63%	117.87%	116.41%	115.16%	114.09%	113.15%	112.33%	111.59%	110.94%	110.34%	109.80%	109.31%	108.86%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
83	130.19%	122.40%	119.86%	117.85%	116.21%	114.85%	113.69%	112.69%	111.82%	111.05%	110.37%	109.77%	109.22%	108.72%	108.27%	107.86%
84	127.79%	120.45%	118.07%	116.19%	114.66%	113.39%	112.31%	111.38%	110.58%	109.87%	109.24%	108.68%	108.18%	107.72%	107.30%	106.92%
85	125.54%	118.64%	116.41%	114.65%	113.22%	112.03%	111.03%	110.17%	109.43%	108.77%	108.19%	107.68%	107.21%	106.79%	106.41%	106.06%
86	123.45%	116.97%	114.88%	113.23%	111.89%	110.79%	109.86%	109.06%	108.37%	107.77%	107.23%	106.75%	106.33%	105.94%	105.59%	105.27%
87	121.52%	115.45%	113.48%	111.94%	110.69%	109.66%	108.79%	108.05%	107.41%	106.85%	106.36%	105.92%	105.53%	105.17%	104.85%	104.56%
88	119.75%	114.06%	112.22%	110.77%	109.61%	108.64%	107.84%	107.15%	106.55%	106.04%	105.58%	105.18%	104.81%	104.49%	104.19%	103.92%
89	118.15%	112.83%	111.10%	109.74%	108.64%	107.74%	106.99%	106.35%	105.80%	105.32%	104.89%	104.52%	104.18%	103.88%	103.61%	103.36%
90	116.68%	111.72%	110.10%	108.82%	107.80%	106.95%	106.25%	105.65%	105.14%	104.69%	104.30%	103.95%	103.64%	103.36%	103.11%	102.88%
91	115.34%	110.75%	109.23%	108.03%	107.06%	106.27%	105.61%	105.05%	104.56%	104.15%	103.78%	103.46%	103.17%	102.91%	102.68%	102.46%
92	114.10%	109.88%	108.46%	107.33%	106.42%	105.68%	105.05%	104.53%	104.07%	103.68%	103.34%	103.04%	102.77%	102.53%	102.31%	102.12%
93	112.92%	109.09%	107.78%	106.72%	105.87%	105.17%	104.58%	104.08%	103.65%	103.29%	102.96%	102.68%	102.42%	102.20%	101.99%	101.97%
94	111.76%	108.36%	107.16%	106.18%	105.39%	104.73%	104.17%	103.70%	103.30%	102.95%	102.65%	102.38%	102.14%	101.97%	101.97%	101.00%
95	110.54%	107.64%	106.57%	105.68%	104.95%	104.33%	103.81%	103.37%	103.00%	102.67%	102.38%	102.14%	101.97%	101.00%	101.00%	101.00%
96	109.18%	106.83%	105.91%	105.14%	104.47%	103.91%	103.43%	103.02%	102.67%	102.36%	102.10%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.63%	105.91%	105.20%	104.56%	104.00%	103.50%	103.07%	102.69%	102.36%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.76%	104.74%	104.28%	103.84%	103.44%	103.05%	102.70%	102.37%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.34%	103.01%	102.84%	102.68%	102.52%	102.35%	102.19%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

APPENDIX D – CASH VALUE ACCUMULATION TEST - For Policy Dates on or after December 15, 2021
(in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	461.136%	420.898%	406.082%	393.469%	382.515%	372.855%	364.231%	356.456%	349.389%	342.919%	336.963%	331.450%	326.324%	321.540%	317.059%	312.847%
1	452.546%	413.195%	398.711%	386.381%	375.675%	366.234%	357.808%	350.211%	343.307%	336.987%	331.169%	325.784%	320.778%	316.106%	311.730%	307.618%
2	443.920%	405.394%	391.216%	379.148%	368.670%	359.431%	351.185%	343.752%	336.996%	330.813%	325.120%	319.852%	314.955%	310.384%	306.103%	302.081%
3	435.422%	397.697%	383.815%	372.001%	361.743%	352.699%	344.628%	337.352%	330.740%	324.689%	319.117%	313.962%	309.169%	304.697%	300.507%	296.571%
4	427.054%	390.105%	376.511%	364.942%	354.898%	346.043%	338.140%	331.017%	324.543%	318.619%	313.165%	308.118%	303.426%	299.048%	294.947%	291.095%
5	418.830%	382.637%	369.322%	357.992%	348.155%	339.484%	331.745%	324.770%	318.431%	312.631%	307.291%	302.349%	297.756%	293.469%	289.455%	285.683%
6	410.746%	375.291%	362.249%	351.151%	341.517%	333.024%	325.445%	318.614%	312.406%	306.726%	301.496%	296.658%	292.160%	287.962%	284.031%	280.338%
7	402.816%	368.083%	355.307%	344.436%	335.000%	326.682%	319.259%	312.569%	306.489%	300.926%	295.805%	291.066%	286.662%	282.551%	278.702%	275.085%
8	395.036%	361.009%	348.494%	337.846%	328.603%	320.455%	313.185%	306.633%	300.679%	295.230%	290.215%	285.574%	281.261%	277.236%	273.466%	269.924%
9	387.392%	354.053%	341.793%	331.361%	322.307%	314.326%	307.204%	300.786%	294.954%	289.617%	284.705%	280.159%	275.934%	271.992%	268.300%	264.831%
10	379.893%	347.228%	335.217%	324.997%	316.127%	308.309%	301.333%	295.046%	289.333%	284.105%	279.294%	274.841%	270.703%	266.842%	263.225%	259.828%
11	372.536%	340.532%	328.764%	318.752%	310.063%	302.403%	295.569%	289.411%	283.814%	278.694%	273.981%	269.620%	265.566%	261.784%	258.242%	254.914%
12	365.330%	333.974%	322.445%	312.637%	304.125%	296.622%	289.928%	283.895%	278.413%	273.398%	268.781%	264.510%	260.540%	256.835%	253.365%	250.106%
13	358.279%	327.561%	316.268%	306.661%	298.323%	290.975%	284.418%	278.510%	273.141%	268.229%	263.708%	259.525%	255.637%	252.009%	248.611%	245.420%
14	351.397%	321.312%	310.252%	300.844%	292.680%	285.484%	279.065%	273.280%	268.023%	263.214%	258.788%	254.692%	250.886%	247.334%	244.008%	240.883%
15	344.704%	315.249%	304.422%	295.214%	287.223%	280.181%	273.898%	268.237%	263.094%	258.388%	254.056%	250.049%	246.324%	242.849%	239.595%	236.537%
16	338.231%	309.412%	298.822%	289.816%	282.001%	275.115%	268.972%	263.436%	258.407%	253.806%	249.572%	245.654%	242.013%	238.616%	235.435%	232.446%
17	331.989%	303.816%	293.466%	284.666%	277.031%	270.304%	264.303%	258.896%	253.985%	249.491%	245.356%	241.531%	237.975%	234.658%	231.552%	228.634%
18	325.994%	298.480%	288.377%	279.788%	272.337%	265.774%	259.919%	254.646%	249.855%	245.473%	241.441%	237.710%	234.244%	231.009%	227.981%	225.136%
19	320.195%	293.342%	283.487%	275.111%	267.848%	261.449%	255.744%	250.604%	245.937%	241.667%	237.739%	234.105%	230.728%	227.578%	224.629%	221.858%
20	314.504%	288.300%	278.688%	270.521%	263.439%	257.203%	251.643%	246.636%	242.088%	237.929%	234.103%	230.564%	227.275%	224.208%	221.336%	218.638%
21	308.925%	283.357%	273.984%	266.022%	259.120%	253.043%	247.626%	242.747%	238.318%	234.268%	230.541%	227.095%	223.894%	220.907%	218.112%	215.486%
22	303.450%	278.504%	269.364%	261.602%	254.876%	248.955%	243.677%	238.926%	234.612%	230.668%	227.040%	223.685%	220.569%	217.662%	214.941%	212.385%
23	298.074%	273.737%	264.825%	257.260%	250.705%	244.936%	239.796%	235.169%	230.969%	227.129%	223.597%	220.331%	217.298%	214.469%	211.821%	209.335%
24	292.795%	269.054%	260.365%	252.992%	246.605%	240.986%	235.980%	231.474%	227.384%	223.646%	220.209%	217.031%	214.079%	211.326%	208.750%	206.331%
25	287.612%	264.452%	255.983%	248.797%	242.574%	237.101%	232.226%	227.839%	223.858%	220.219%	216.874%	213.781%	210.910%	208.232%	205.726%	203.373%
26	282.521%	259.931%	251.674%	244.672%	238.610%	233.279%	228.532%	224.261%	220.386%	216.846%	213.590%	210.581%	207.788%	205.183%	202.746%	200.458%
27	277.506%	255.468%	247.419%	240.595%	234.689%	229.496%	224.873%	220.715%	216.943%	213.497%	210.329%	207.402%	204.684%	202.150%	199.779%	197.554%
28	272.556%	251.053%	243.204%	236.552%	230.797%	225.738%	221.235%	217.185%	213.513%	210.158%	207.074%	204.225%	201.580%	199.115%	196.808%	194.644%
29	267.671%	246.687%	239.032%	232.546%	226.936%	222.006%	217.619%	213.674%	210.097%	206.830%	203.828%	201.054%	198.480%	196.080%	193.836%	191.729%
30	262.857%	242.375%	234.908%	228.583%	223.113%	218.308%	214.033%	210.190%	206.706%	203.524%	200.600%	197.900%	195.393%	193.057%	190.873%	188.823%
31	258.117%	238.123%	230.838%	224.669%	219.337%	214.653%	210.486%	206.741%	203.347%	200.247%	197.400%	194.770%	192.329%	190.055%	187.928%	185.933%
32	253.467%	233.951%	226.844%	220.828%	215.629%	211.063%	207.003%	203.354%	200.047%	197.028%	194.255%	191.694%	189.318%	187.104%	185.034%	183.092%
33	248.914%	229.868%	222.936%	217.071%	212.003%	207.554%	203.598%	200.044%	196.823%	193.884%	191.184%	188.691%	186.379%	184.224%	182.210%	180.320%
34	244.460%	225.876%	219.117%	213.400%	208.461%	204.127%	200.274%	196.813%	193.678%	190.816%	188.189%	185.763%	183.513%	181.417%	179.457%	177.619%
35	240.104%	221.975%	215.386%	209.815%	205.004%	200.783%	197.031%	193.662%	190.611%	187.827%	185.270%	182.911%	180.722%	178.684%	176.779%	174.992%
36	235.842%	218.161%	211.740%	206.312%	201.626%	197.517%	193.865%	190.587%	187.618%	184.910%	182.424%	180.129%	178.002%	176.020%	174.169%	172.432%
37	231.682%	214.444%	208.189%	202.903%	198.342%	194.343%	190.791%	187.602%	184.715%	182.082%	179.666%	177.437%	175.369%	173.445%	171.646%	169.959%
38	227.617%	210.816%	204.724%	199.579%	195.141%	191.251%	187.797%	184.697%	181.892%	179.333%	176.986%	174.820%	172.813%	170.944%	169.198%	167.561%
39	223.649%	207.279%	201.349%	196.343%	192.027%	188.245%	184.887%	181.876%	179.151%	176.666%	174.387%	172.286%	170.337%	168.524%	166.831%	165.243%
40	219.771%	203.828%	198.058%	193.189%	188.993%	185.318%	182.056%	179.132%	176.486%	174.076%	171.864%	169.825%	167.936%	166.178%	164.536%	162.997%
41	215.987%	200.464%	194.852%	190.119%	186.042%	182.473%	179.307%	176.469%	173.902%	171.564%	169.420%	167.444%	165.613%	163.910%	162.319%	160.829%
42	212.287%	197.180%	191.723%	187.124%	183.165%	179.700%	176.628%	173.876%	171.387%	169.121%	167.044%	165.130%	163.357%	161.708%	160.168%	158.726%

43	208.664%	193.964%	188.660%	184.193%	180.350%	176.988%	174.009%	171.341%	168.929%	166.734%	164.722%	162.869%	161.153%	159.558%	158.069%	156.674%
44	205.098%	190.795%	185.641%	181.302%	177.571%	174.310%	171.421%	168.834%	166.497%	164.371%	162.423%	160.629%	158.969%	157.426%	155.986%	154.638%
45	201.591%	187.675%	182.666%	178.452%	174.830%	171.666%	168.865%	166.358%	164.094%	162.035%	160.149%	158.413%	156.807%	155.315%	153.922%	152.619%
46	198.141%	184.601%	179.733%	175.641%	172.126%	169.056%	166.340%	163.910%	161.717%	159.723%	157.898%	156.219%	154.665%	153.222%	151.876%	150.617%
47	194.746%	181.572%	176.841%	172.867%	169.456%	166.478%	163.845%	161.490%	159.366%	157.436%	155.669%	154.044%	152.542%	151.147%	149.846%	148.629%
48	191.403%	178.585%	173.987%	170.128%	166.817%	163.928%	161.375%	159.093%	157.036%	155.167%	153.457%	151.885%	150.432%	149.083%	147.826%	146.651%
49	188.113%	175.640%	171.172%	167.423%	164.210%	161.408%	158.932%	156.721%	154.728%	152.918%	151.264%	149.743%	148.338%	147.034%	145.820%	144.684%
50	184.874%	172.737%	168.394%	164.753%	161.633%	158.915%	156.515%	154.372%	152.442%	150.690%	149.088%	147.617%	146.258%	144.998%	143.824%	142.727%
51	181.692%	169.882%	165.662%	162.126%	159.098%	156.462%	154.135%	152.058%	150.188%	148.492%	146.942%	145.519%	144.205%	142.987%	141.853%	140.793%
52	178.572%	167.082%	162.981%	159.547%	156.609%	154.052%	151.797%	149.785%	147.975%	146.333%	144.834%	143.457%	142.187%	141.010%	139.915%	138.892%
53	175.514%	164.338%	160.353%	157.020%	154.170%	151.691%	149.505%	147.557%	145.804%	144.215%	142.766%	141.435%	140.208%	139.071%	138.013%	137.026%
54	172.520%	161.650%	157.781%	154.546%	151.781%	149.378%	147.261%	145.375%	143.679%	142.142%	140.741%	139.455%	138.269%	137.171%	136.151%	135.198%
55	169.589%	159.021%	155.264%	152.125%	149.445%	147.116%	145.066%	143.240%	141.600%	140.114%	138.760%	137.518%	136.373%	135.314%	134.329%	133.410%
56	166.725%	156.452%	152.805%	149.761%	147.164%	144.909%	142.924%	141.158%	139.572%	138.136%	136.828%	135.629%	134.525%	133.503%	132.553%	131.668%
57	163.926%	153.945%	150.407%	147.455%	144.939%	142.756%	140.836%	139.129%	137.596%	136.209%	134.947%	133.790%	132.725%	131.740%	130.825%	129.972%
58	161.194%	151.500%	148.069%	145.209%	142.773%	140.660%	138.804%	137.154%	135.674%	134.336%	133.117%	132.002%	130.976%	130.027%	129.146%	128.325%
59	158.529%	149.118%	145.792%	143.022%	140.665%	138.622%	136.828%	135.235%	133.807%	132.516%	131.341%	130.267%	129.278%	128.365%	127.517%	126.728%
60	155.934%	146.802%	143.579%	140.899%	138.619%	136.645%	134.913%	133.376%	131.998%	130.754%	129.623%	128.588%	127.637%	126.759%	125.944%	125.186%
61	153.408%	144.552%	141.432%	138.840%	136.636%	134.731%	133.060%	131.577%	130.250%	129.052%	127.963%	126.968%	126.054%	125.210%	124.428%	123.700%
62	150.954%	142.371%	139.353%	136.848%	134.720%	132.882%	131.271%	129.843%	128.566%	127.413%	126.367%	125.411%	124.533%	123.723%	122.972%	122.275%
63	148.571%	140.259%	137.341%	134.922%	132.870%	131.099%	129.547%	128.173%	126.945%	125.838%	124.833%	123.915%	123.073%	122.297%	121.578%	120.910%
64	146.260%	138.216%	135.398%	133.065%	131.087%	129.382%	127.889%	126.569%	125.389%	124.326%	123.362%	122.483%	121.676%	120.933%	120.245%	119.606%
65	144.019%	136.241%	133.522%	131.273%	129.370%	127.729%	126.296%	125.028%	123.896%	122.878%	121.954%	121.113%	120.341%	119.631%	118.973%	118.363%
66	141.845%	134.330%	131.709%	129.544%	127.713%	126.137%	124.761%	123.546%	122.462%	121.486%	120.603%	119.799%	119.062%	118.383%	117.757%	117.175%
67	139.734%	132.479%	129.955%	127.872%	126.114%	124.601%	123.282%	122.118%	121.080%	120.148%	119.304%	118.536%	117.833%	117.187%	116.589%	116.036%
68	137.684%	130.684%	128.255%	126.253%	124.565%	123.116%	121.852%	120.739%	119.747%	118.856%	118.051%	117.319%	116.649%	116.034%	115.465%	114.939%
69	135.690%	128.943%	126.607%	124.685%	123.066%	121.678%	120.469%	119.405%	118.458%	117.608%	116.841%	116.143%	115.506%	114.920%	114.381%	113.881%
70	133.755%	127.254%	125.010%	123.166%	121.616%	120.287%	119.132%	118.116%	117.212%	116.403%	115.672%	115.009%	114.403%	113.847%	113.334%	112.860%
71	131.879%	125.622%	123.468%	121.701%	120.217%	118.947%	117.844%	116.875%	116.014%	115.244%	114.549%	113.919%	113.344%	112.816%	112.330%	111.881%
72	130.067%	124.051%	121.985%	120.294%	118.875%	117.663%	116.612%	115.688%	114.870%	114.138%	113.478%	112.879%	112.334%	111.834%	111.374%	110.949%
73	128.322%	122.543%	120.565%	118.948%	117.594%	116.439%	115.438%	114.560%	113.783%	113.088%	112.462%	111.895%	111.379%	110.906%	110.471%	110.070%
74	126.647%	121.103%	119.211%	117.668%	116.378%	115.278%	114.327%	113.494%	112.756%	112.098%	111.506%	110.970%	110.482%	110.035%	109.625%	109.247%
75	125.040%	119.729%	117.923%	116.452%	115.225%	114.180%	113.278%	112.489%	111.791%	111.168%	110.609%	110.103%	109.643%	109.222%	108.836%	108.480%
76	123.500%	118.419%	116.697%	115.298%	114.132%	113.142%	112.288%	111.541%	110.882%	110.295%	109.768%	109.292%	108.859%	108.463%	108.100%	107.766%
77	122.021%	117.167%	115.528%	114.199%	113.094%	112.157%	111.350%	110.646%	110.025%	109.472%	108.976%	108.529%	108.122%	107.752%	107.412%	107.098%
78	120.599%	115.968%	114.410%	113.150%	112.104%	111.219%	110.458%	109.795%	109.211%	108.692%	108.227%	107.808%	107.427%	107.080%	106.763%	106.470%
79	119.230%	114.817%	113.338%	112.145%	111.157%	110.323%	109.607%	108.984%	108.436%	107.949%	107.514%	107.122%	106.767%	106.443%	106.147%	105.874%
80	117.914%	113.713%	112.311%	111.183%	110.251%	109.466%	108.794%	108.209%	107.696%	107.242%	106.835%	106.470%	106.139%	105.837%	105.562%	105.309%
81	116.650%	112.656%	111.329%	110.264%	109.387%	108.649%	108.018%	107.472%	106.993%	106.569%	106.190%	105.850%	105.542%	105.263%	105.007%	104.772%
82	115.441%	111.649%	110.394%	109.390%	108.565%	107.873%	107.283%	106.772%	106.326%	105.931%	105.579%	105.264%	104.979%	104.720%	104.483%	104.267%
83	114.283%	110.686%	109.500%	108.554%	107.779%	107.130%	106.579%	106.103%	105.687%	105.320%	104.994%	104.702%	104.438%	104.199%	103.981%	103.781%
84	113.187%	109.779%	108.659%	107.769%	107.042%	106.435%	105.920%	105.477%	105.090%	104.750%	104.448%	104.178%	103.934%	103.713%	103.513%	103.329%
85	112.156%	108.930%	107.874%	107.036%	106.354%	105.787%	105.307%	104.894%	104.535%	104.220%	103.941%	103.691%	103.467%	103.264%	103.079%	102.910%
86	111.191%	108.142%	107.146%	106.359%	105.719%	105.189%	104.741%	104.357%	104.024%	103.732%	103.474%	103.244%	103.037%	102.850%	102.681%	102.526%
87	110.296%	107.419%	106.480%	105.739%	105.139%	104.643%	104.225%	103.868%	103.559%	103.289%	103.050%	102.837%	102.647%	102.475%	102.319%	102.177%
88	109.472%	106.762%	105.877%	105.179%	104.616%	104.152%	103.761%	103.429%	103.142%	102.891%	102.670%	102.473%	102.297%	102.139%	101.996%	101.865%

89	108.721%	106.174%	105.339%	104.683%	104.153%	103.717%	103.352%	103.042%	102.774%	102.541%	102.336%	102.154%	101.992%	101.845%	101.713%	101.593%
90	108.036%	105.651%	104.865%	104.245%	103.747%	103.337%	102.995%	102.704%	102.454%	102.237%	102.046%	101.877%	101.726%	101.590%	101.468%	101.357%
91	107.410%	105.189%	104.449%	103.866%	103.395%	103.009%	102.687%	102.414%	102.179%	101.976%	101.797%	101.639%	101.499%	101.373%	101.259%	101.157%
92	106.829%	104.781%	104.087%	103.537%	103.093%	102.728%	102.424%	102.166%	101.945%	101.754%	101.586%	101.438%	101.307%	101.189%	101.085%	101.000%
93	106.277%	104.413%	103.768%	103.251%	102.832%	102.487%	102.199%	101.955%	101.746%	101.565%	101.407%	101.268%	101.144%	101.034%	101.000%	101.000%
94	105.732%	104.074%	103.481%	103.001%	102.608%	102.283%	102.010%	101.779%	101.581%	101.410%	101.260%	101.127%	101.010%	101.000%	101.000%	101.000%
95	105.160%	103.736%	103.207%	102.769%	102.405%	102.101%	101.845%	101.628%	101.442%	101.281%	101.139%	101.016%	101.000%	101.000%	101.000%	101.000%
96	104.514%	103.356%	102.901%	102.515%	102.186%	101.906%	101.668%	101.464%	101.289%	101.137%	101.005%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.769%	102.919%	102.561%	102.243%	101.962%	101.715%	101.498%	101.309%	101.144%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.858%	102.352%	102.120%	101.902%	101.696%	101.504%	101.326%	101.159%	101.007%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.667%	101.502%	101.419%	101.337%	101.254%	101.172%	101.090%	101.008%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	496.024%	457.137%	442.791%	430.581%	419.977%	410.622%	402.265%	394.724%	387.859%	381.567%	375.763%	370.382%	365.370%	360.682%	356.282%	352.138%
1	486.870%	448.886%	434.882%	422.967%	412.622%	403.499%	395.352%	388.000%	381.311%	375.181%	369.528%	364.287%	359.407%	354.843%	350.561%	346.528%
2	477.633%	440.471%	426.775%	415.123%	405.010%	396.092%	388.129%	380.945%	374.409%	368.420%	362.898%	357.779%	353.013%	348.556%	344.375%	340.438%
3	468.460%	432.074%	418.667%	407.262%	397.364%	388.638%	380.846%	373.818%	367.423%	361.565%	356.163%	351.157%	346.495%	342.137%	338.048%	334.199%
4	459.409%	423.769%	410.639%	399.471%	389.779%	381.234%	373.606%	366.726%	360.466%	354.731%	349.444%	344.545%	339.982%	335.717%	331.716%	327.949%
5	450.528%	415.619%	402.760%	391.823%	382.333%	373.967%	366.498%	359.762%	353.635%	348.021%	342.846%	338.050%	333.585%	329.410%	325.494%	321.808%
6	441.817%	407.622%	395.028%	384.317%	375.024%	366.833%	359.520%	352.925%	346.926%	341.431%	336.365%	331.671%	327.300%	323.215%	319.382%	315.774%
7	433.285%	399.793%	387.460%	376.972%	367.873%	359.853%	352.694%	346.238%	340.366%	334.987%	330.029%	325.435%	321.158%	317.160%	313.409%	309.879%
8	424.915%	392.111%	380.032%	369.762%	360.853%	353.001%	345.992%	339.672%	333.924%	328.659%	323.806%	319.309%	315.123%	311.211%	307.541%	304.086%
9	416.691%	384.556%	372.725%	362.667%	353.941%	346.252%	339.389%	333.201%	327.573%	322.418%	317.667%	313.265%	309.168%	305.338%	301.745%	298.364%
10	408.623%	377.142%	365.554%	355.703%	347.158%	339.628%	332.907%	326.848%	321.338%	316.290%	311.639%	307.329%	303.318%	299.569%	296.052%	292.742%
11	400.720%	369.884%	358.535%	348.887%	340.519%	333.145%	326.565%	320.633%	315.238%	310.297%	305.744%	301.525%	297.599%	293.929%	290.487%	287.248%
12	392.968%	362.762%	351.646%	342.197%	334.003%	326.782%	320.339%	314.531%	309.249%	304.412%	299.954%	295.825%	291.981%	288.389%	285.020%	281.850%
13	385.363%	355.773%	344.886%	335.632%	327.607%	320.536%	314.227%	308.540%	303.368%	298.632%	294.268%	290.226%	286.463%	282.947%	279.649%	276.546%
14	377.892%	348.903%	338.237%	329.173%	321.313%	314.388%	308.209%	302.639%	297.575%	292.937%	288.664%	284.706%	281.022%	277.579%	274.350%	271.312%
15	370.594%	342.200%	331.755%	322.879%	315.183%	308.402%	302.353%	296.901%	291.943%	287.404%	283.221%	279.347%	275.741%	272.372%	269.213%	266.240%
16	363.512%	335.719%	325.498%	316.813%	309.283%	302.651%	296.734%	291.401%	286.554%	282.115%	278.026%	274.238%	270.713%	267.420%	264.332%	261.426%
17	356.635%	329.447%	319.451%	310.960%	303.599%	297.117%	291.335%	286.125%	281.389%	277.053%	273.059%	269.360%	265.919%	262.703%	259.688%	256.852%
18	349.925%	323.338%	313.567%	305.269%	298.077%	291.745%	286.098%	281.010%	276.386%	272.153%	268.254%	264.644%	261.286%	258.148%	255.207%	252.440%
19	343.343%	317.344%	307.793%	299.684%	292.657%	286.471%	280.956%	275.987%	271.472%	267.340%	263.535%	260.012%	256.735%	253.674%	250.804%	248.105%
20	336.878%	311.452%	302.116%	294.190%	287.324%	281.281%	275.893%	271.041%	266.633%	262.599%	258.884%	255.445%	252.247%	249.260%	246.460%	243.827%
21	330.527%	305.661%	296.533%	288.786%	282.077%	276.172%	270.910%	266.171%	261.866%	257.927%	254.300%	250.944%	247.822%	244.907%	242.175%	239.606%
22	324.290%	299.968%	291.044%	283.472%	276.915%	271.146%	266.004%	261.375%	257.171%	253.325%	249.784%	246.507%	243.460%	240.615%	237.949%	235.442%
23	318.163%	294.374%	285.648%	278.246%	271.837%	266.199%	261.176%	256.654%	252.548%	248.791%	245.334%	242.135%	239.160%	236.383%	233.781%	231.334%
24	312.160%	288.892%	280.361%	273.126%	266.863%	261.354%	256.447%	252.030%	248.020%	244.352%	240.976%	237.853%	234.950%	232.239%	229.700%	227.313%
25	306.289%	283.537%	275.198%	268.127%	262.008%	256.627%	251.835%	247.522%	243.607%	240.026%	236.732%	233.684%	230.851%	228.207%	225.730%	223.402%
26	300.534%	278.287%	270.136%	263.227%	257.249%	251.994%	247.314%	243.103%	239.281%	235.786%	232.571%	229.597%	226.834%	224.254%	221.838%	219.568%
27	294.880%	273.125%	265.159%	258.406%	252.566%	247.432%	242.862%	238.750%	235.018%	231.607%	228.469%	225.567%	222.871%	220.354%	217.998%	215.783%
28	289.326%	268.051%	260.263%	253.664%	247.957%	242.942%	238.478%	234.462%	230.819%	227.489%	224.426%	221.594%	218.962%	216.507%	214.207%	212.047%
29	283.875%	263.069%	255.456%	249.007%	243.430%	238.531%	234.170%	230.249%	226.691%	223.440%	220.450%	217.686%	215.118%	212.722%	210.479%	208.371%
30	278.531%	258.185%	250.743%	244.440%	238.991%	234.205%	229.946%	226.117%	222.643%	219.469%	216.551%	213.853%	211.347%	209.010%	206.821%	204.766%
31	273.300%	253.406%	246.133%	239.974%	234.652%	229.977%	225.819%	222.080%	218.689%	215.592%	212.744%	210.112%	207.667%	205.387%	203.253%	201.248%
32	268.175%	248.725%	241.617%	235.600%	230.401%	225.836%	221.776%	218.126%	214.817%	211.794%	209.016%	206.448%	204.063%	201.840%	199.759%	197.804%
33	263.152%	244.138%	237.192%	231.314%	226.236%	221.779%	217.815%	214.252%	211.023%	208.074%	205.363%	202.858%	200.533%	198.365%	196.336%	194.430%
34	258.237%	239.651%	232.866%	227.124%	222.166%	217.815%	213.946%	210.470%	207.319%	204.442%	201.799%	199.356%	197.089%	194.976%	192.998%	191.141%
35	253.430%	235.268%	228.640%	223.034%	218.194%	213.947%	210.172%	206.781%	203.708%	200.903%	198.326%	195.945%	193.735%	191.676%	189.749%	187.940%
36	248.731%	230.987%	224.515%	219.042%	214.319%	210.176%	206.494%	203.187%	200.191%	197.457%	194.946%	192.626%	190.474%	188.468%	186.591%	184.830%
37	244.144%	226.813%	220.495%	215.155%	210.548%	206.507%	202.918%	199.695%	196.776%	194.112%	191.666%	189.408%	187.312%	185.359%	183.533%	181.820%
38	239.666%	222.745%	216.580%	211.372%	206.880%	202.942%	199.444%	196.305%	193.462%	190.869%	188.488%	186.290%	184.251%	182.351%	180.575%	178.909%
39	235.290%	218.773%	212.761%	207.683%	203.304%	199.467%	196.061%	193.004%	190.237%	187.713%	185.396%	183.258%	181.276%	179.429%	177.703%	176.084%
40	231.009%	214.890%	209.027%	204.077%	199.811%	196.074%	192.757%	189.781%	187.089%	184.634%	182.381%	180.302%	178.375%	176.581%	174.904%	173.331%
41	226.812%	211.084%	205.367%	200.543%	196.387%	192.748%	189.519%	186.623%	184.004%	181.616%	179.426%	177.405%	175.532%	173.789%	172.160%	170.633%
42	222.699%	207.353%	201.780%	197.078%	193.030%	189.486%	186.343%	183.526%	180.978%	178.656%	176.527%	174.564%	172.744%	171.051%	169.469%	167.986%

43	218.659%	203.687%	198.253%	193.672%	189.729%	186.278%	183.219%	180.478%	178.000%	175.742%	173.673%	171.765%	169.997%	168.352%	166.816%	165.377%
44	214.692%	200.085%	194.787%	190.323%	186.482%	183.122%	180.145%	177.478%	175.067%	172.872%	170.860%	169.006%	167.289%	165.691%	164.200%	162.803%
45	210.799%	196.547%	191.382%	187.032%	183.291%	180.020%	177.122%	174.528%	172.183%	170.049%	168.093%	166.291%	164.623%	163.072%	161.623%	160.267%
46	206.976%	193.072%	188.037%	183.798%	180.154%	176.970%	174.149%	171.625%	169.345%	167.270%	165.369%	163.618%	161.997%	160.491%	159.084%	157.768%
47	203.236%	189.674%	184.767%	180.637%	177.089%	173.989%	171.245%	168.790%	166.573%	164.556%	162.709%	161.008%	159.434%	157.972%	156.607%	155.330%
48	199.575%	186.348%	181.567%	177.545%	174.090%	171.074%	168.405%	166.018%	163.863%	161.903%	160.109%	158.458%	156.930%	155.511%	154.187%	152.948%
49	195.993%	183.097%	178.439%	174.523%	171.161%	168.227%	165.632%	163.311%	161.217%	159.314%	157.572%	155.969%	154.487%	153.110%	151.826%	150.625%
50	192.489%	179.918%	175.382%	171.570%	168.299%	165.446%	162.923%	160.668%	158.635%	156.787%	155.096%	153.541%	152.103%	150.768%	149.524%	148.360%
51	189.062%	176.810%	172.393%	168.684%	165.503%	162.729%	160.277%	158.087%	156.113%	154.319%	152.679%	151.171%	149.777%	148.483%	147.277%	146.150%
52	185.710%	173.773%	169.474%	165.865%	162.772%	160.077%	157.695%	155.569%	153.653%	151.913%	150.322%	148.860%	147.510%	146.256%	145.089%	143.997%
53	182.434%	170.807%	166.623%	163.114%	160.108%	157.489%	155.177%	153.114%	151.255%	149.568%	148.026%	146.609%	145.301%	144.087%	142.957%	141.901%
54	179.232%	167.911%	163.841%	160.430%	157.509%	154.966%	152.722%	150.721%	148.918%	147.283%	145.790%	144.418%	143.151%	141.977%	140.883%	139.862%
55	176.104%	165.083%	161.126%	157.811%	154.974%	152.506%	150.330%	148.389%	146.642%	145.058%	143.612%	142.284%	141.058%	139.923%	138.866%	137.879%
56	173.048%	162.324%	158.478%	155.258%	152.504%	150.110%	148.000%	146.119%	144.427%	142.893%	141.494%	140.209%	139.024%	137.926%	136.905%	135.952%
57	170.065%	159.634%	155.897%	152.771%	150.099%	147.777%	145.732%	143.910%	142.272%	140.788%	139.435%	138.193%	137.048%	135.988%	135.002%	134.081%
58	167.154%	157.011%	153.382%	150.348%	147.757%	145.507%	143.527%	141.763%	140.178%	138.743%	137.435%	136.235%	135.129%	134.106%	133.154%	132.267%
59	164.314%	154.456%	150.933%	147.991%	145.480%	143.300%	141.383%	139.677%	138.145%	136.758%	135.494%	134.336%	133.269%	132.281%	131.364%	130.509%
60	161.546%	151.969%	148.552%	145.699%	143.267%	141.157%	139.302%	137.653%	136.173%	134.833%	133.614%	132.496%	131.467%	130.516%	129.632%	128.808%
61	158.850%	149.552%	146.238%	143.475%	141.120%	139.080%	137.287%	135.693%	134.264%	132.972%	131.796%	130.719%	129.727%	128.811%	127.960%	127.168%
62	156.227%	147.204%	143.993%	141.318%	139.040%	137.068%	135.336%	133.798%	132.420%	131.174%	130.040%	129.003%	128.049%	127.168%	126.350%	125.588%
63	153.675%	144.925%	141.816%	139.228%	137.027%	135.122%	133.450%	131.967%	130.638%	129.439%	128.348%	127.350%	126.432%	125.585%	124.799%	124.068%
64	151.196%	142.715%	139.707%	137.205%	135.080%	133.242%	131.630%	130.201%	128.922%	127.767%	126.718%	125.759%	124.878%	124.064%	123.311%	122.609%
65	148.788%	140.575%	137.667%	135.251%	133.200%	131.428%	129.876%	128.500%	127.270%	126.160%	125.152%	124.232%	123.386%	122.606%	121.884%	121.212%
66	146.451%	138.504%	135.695%	133.363%	131.386%	129.680%	128.186%	126.864%	125.682%	124.616%	123.650%	122.767%	121.957%	121.210%	120.518%	119.875%
67	144.185%	136.501%	133.789%	131.542%	129.638%	127.997%	126.561%	125.291%	124.157%	123.136%	122.209%	121.364%	120.589%	119.874%	119.213%	118.599%
68	141.988%	134.565%	131.950%	129.786%	127.955%	126.377%	124.999%	123.781%	122.694%	121.716%	120.830%	120.021%	119.280%	118.598%	117.967%	117.381%
69	139.859%	132.694%	130.176%	128.094%	126.334%	124.821%	123.499%	122.333%	121.292%	120.357%	119.510%	118.738%	118.031%	117.380%	116.778%	116.220%
70	137.797%	130.888%	128.465%	126.464%	124.775%	123.324%	122.059%	120.943%	119.949%	119.055%	118.247%	117.511%	116.837%	116.218%	115.645%	115.114%
71	135.799%	129.143%	126.815%	124.894%	123.276%	121.886%	120.677%	119.610%	118.661%	117.810%	117.040%	116.339%	115.698%	115.109%	114.565%	114.061%
72	133.864%	127.459%	125.222%	123.381%	121.832%	120.503%	119.348%	118.331%	117.427%	116.616%	115.883%	115.217%	114.609%	114.050%	113.534%	113.056%
73	131.990%	125.831%	123.686%	121.923%	120.441%	119.173%	118.071%	117.103%	116.242%	115.471%	114.776%	114.144%	113.567%	113.037%	112.549%	112.097%
74	130.175%	124.259%	122.204%	120.518%	119.102%	117.893%	116.844%	115.922%	115.105%	114.373%	113.713%	113.115%	112.569%	112.068%	111.607%	111.180%
75	128.417%	122.741%	120.775%	119.164%	117.814%	116.662%	115.664%	114.789%	114.013%	113.320%	112.696%	112.130%	111.614%	111.141%	110.706%	110.304%
76	126.718%	121.278%	119.398%	117.861%	116.575%	115.480%	114.533%	113.703%	112.968%	112.313%	111.723%	111.188%	110.702%	110.256%	109.847%	109.468%
77	125.077%	119.869%	118.075%	116.610%	115.387%	114.347%	113.448%	112.663%	111.968%	111.349%	110.793%	110.289%	109.831%	109.413%	109.028%	108.673%
78	123.496%	118.516%	116.805%	115.411%	114.249%	113.263%	112.413%	111.670%	111.015%	110.431%	109.908%	109.434%	109.004%	108.611%	108.250%	107.918%
79	121.972%	117.218%	115.588%	114.263%	113.161%	112.227%	111.424%	110.723%	110.106%	109.557%	109.065%	108.621%	108.217%	107.849%	107.512%	107.201%
80	120.507%	115.973%	114.423%	113.165%	112.122%	111.239%	110.481%	109.821%	109.240%	108.725%	108.263%	107.847%	107.470%	107.126%	106.811%	106.521%
81	119.100%	114.782%	113.309%	112.117%	111.129%	110.296%	109.582%	108.961%	108.416%	107.932%	107.500%	107.111%	106.759%	106.438%	106.145%	105.875%
82	117.756%	113.651%	112.254%	111.125%	110.193%	109.407%	108.735%	108.152%	107.641%	107.188%	106.785%	106.422%	106.093%	105.795%	105.522%	105.271%
83	116.478%	112.581%	111.258%	110.191%	109.311%	108.572%	107.940%	107.394%	106.915%	106.493%	106.116%	105.778%	105.472%	105.195%	104.942%	104.709%
84	115.263%	111.572%	110.320%	109.313%	108.483%	107.788%	107.196%	106.684%	106.237%	105.842%	105.491%	105.177%	104.893%	104.635%	104.401%	104.186%
85	114.114%	110.625%	109.443%	108.493%	107.712%	107.059%	106.504%	106.025%	105.607%	105.240%	104.913%	104.621%	104.357%	104.119%	103.902%	103.703%
86	113.033%	109.742%	108.627%	107.732%	106.999%	106.386%	105.866%	105.418%	105.029%	104.686%	104.382%	104.111%	103.867%	103.646%	103.445%	103.262%
87	112.021%	108.927%	107.877%	107.036%	106.347%	105.772%	105.285%	104.867%	104.504%	104.186%	103.903%	103.652%	103.425%	103.221%	103.035%	102.866%
88	111.071%	108.173%	107.187%	106.396%	105.749%	105.211%	104.756%	104.366%	104.028%	103.731%	103.469%	103.235%	103.026%	102.837%	102.665%	102.509%

89	110.181%	107.478%	106.553%	105.812%	105.205%	104.701%	104.276%	103.912%	103.596%	103.320%	103.077%	102.860%	102.666%	102.491%	102.332%	102.188%
90	109.346%	106.839%	105.975%	105.280%	104.713%	104.241%	103.843%	103.503%	103.209%	102.952%	102.726%	102.525%	102.345%	102.183%	102.036%	101.902%
91	108.558%	106.251%	105.448%	104.800%	104.269%	103.828%	103.456%	103.139%	102.865%	102.625%	102.415%	102.228%	102.061%	101.911%	101.775%	101.651%
92	107.806%	105.705%	104.963%	104.361%	103.866%	103.454%	103.106%	102.810%	102.554%	102.331%	102.135%	101.961%	101.806%	101.667%	101.541%	101.426%
93	107.077%	105.195%	104.515%	103.960%	103.500%	103.117%	102.793%	102.516%	102.277%	102.069%	101.886%	101.724%	101.580%	101.450%	101.333%	101.227%
94	106.358%	104.710%	104.098%	103.592%	103.170%	102.815%	102.514%	102.257%	102.035%	101.841%	101.671%	101.520%	101.386%	101.266%	101.156%	101.060%
95	105.617%	104.223%	103.687%	103.235%	102.852%	102.528%	102.251%	102.013%	101.807%	101.628%	101.471%	101.332%	101.207%	101.100%	101.000%	101.000%
96	104.824%	103.707%	103.258%	102.868%	102.531%	102.240%	101.987%	101.769%	101.579%	101.413%	101.268%	101.141%	101.026%	101.000%	101.000%	101.000%
97	103.956%	103.148%	102.802%	102.490%	102.211%	101.962%	101.740%	101.543%	101.369%	101.216%	101.085%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.948%	102.474%	102.255%	102.048%	101.851%	101.667%	101.493%	101.330%	101.179%	101.039%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.691%	101.537%	101.460%	101.383%	101.307%	101.230%	101.154%	101.078%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	467.398%	427.328%	412.568%	400.000%	389.082%	379.451%	370.851%	363.093%	356.039%	349.578%	343.627%	338.116%	332.989%	328.202%	323.715%	319.496%
1	458.699%	419.519%	405.091%	392.808%	382.140%	372.731%	364.329%	356.752%	349.862%	343.553%	337.742%	332.361%	327.356%	322.682%	318.302%	314.184%
2	449.960%	411.605%	397.483%	385.463%	375.023%	365.816%	357.596%	350.183%	343.442%	337.271%	331.586%	326.323%	321.427%	316.856%	312.573%	308.545%
3	441.336%	403.776%	389.950%	378.181%	367.962%	358.949%	350.903%	343.647%	337.050%	331.010%	325.447%	320.296%	315.506%	311.032%	306.841%	302.900%
4	432.843%	396.055%	382.515%	370.990%	360.983%	352.159%	344.280%	337.177%	330.718%	324.805%	319.358%	314.316%	309.627%	305.248%	301.145%	297.288%
5	424.495%	388.459%	375.197%	363.911%	354.110%	345.468%	337.754%	330.797%	324.473%	318.683%	313.351%	308.414%	303.823%	299.536%	295.519%	291.743%
6	416.305%	381.005%	368.015%	356.961%	347.363%	338.900%	331.345%	324.533%	318.340%	312.671%	307.449%	302.615%	298.120%	293.923%	289.990%	286.293%
7	408.270%	373.690%	360.966%	350.139%	340.739%	332.450%	325.052%	318.381%	312.317%	306.765%	301.652%	296.919%	292.517%	288.407%	284.557%	280.937%
8	400.386%	366.511%	354.048%	343.443%	334.236%	326.119%	318.873%	312.340%	306.401%	300.965%	295.958%	291.323%	287.013%	282.989%	279.218%	275.674%
9	392.640%	359.452%	347.243%	336.855%	327.836%	319.885%	312.787%	306.389%	300.572%	295.247%	290.344%	285.805%	281.584%	277.643%	273.950%	270.479%
10	385.042%	352.526%	340.565%	330.389%	321.554%	313.765%	306.814%	300.546%	294.849%	289.634%	284.831%	280.385%	276.251%	272.392%	268.775%	265.376%
11	377.587%	345.730%	334.012%	324.043%	315.389%	307.759%	300.949%	294.810%	289.230%	284.122%	279.418%	275.064%	271.015%	267.234%	263.693%	260.364%
12	370.285%	339.074%	327.595%	317.829%	309.352%	301.879%	295.209%	289.196%	283.731%	278.728%	274.121%	269.856%	265.891%	262.189%	258.720%	255.460%
13	363.131%	332.555%	321.311%	311.745%	303.442%	296.122%	289.589%	283.700%	278.348%	273.448%	268.936%	264.760%	260.877%	257.251%	253.855%	250.662%
14	356.140%	326.191%	315.179%	305.811%	297.680%	290.512%	284.115%	278.349%	273.108%	268.311%	263.893%	259.805%	256.003%	252.453%	249.128%	246.003%
15	349.343%	320.020%	309.240%	300.070%	292.112%	285.097%	278.837%	273.194%	268.065%	263.371%	259.048%	255.048%	251.328%	247.855%	244.601%	241.544%
16	342.762%	314.073%	303.527%	294.558%	286.775%	279.915%	273.794%	268.277%	263.262%	258.673%	254.447%	250.536%	246.900%	243.506%	240.326%	237.337%
17	336.404%	308.354%	298.047%	289.282%	281.677%	274.975%	268.996%	263.607%	258.709%	254.227%	250.101%	246.282%	242.731%	239.417%	236.312%	233.394%
18	330.286%	302.887%	292.823%	284.268%	276.846%	270.307%	264.473%	259.216%	254.439%	250.067%	246.043%	242.319%	238.857%	235.626%	232.599%	229.754%
19	324.347%	297.600%	287.781%	279.436%	272.198%	265.821%	260.134%	255.010%	250.354%	246.095%	242.174%	238.545%	235.173%	232.025%	229.077%	226.306%
20	318.516%	292.406%	282.826%	274.686%	267.627%	261.411%	255.867%	250.872%	246.336%	242.185%	238.365%	234.830%	231.545%	228.479%	225.608%	222.910%
21	312.804%	287.318%	277.973%	270.034%	263.153%	257.093%	251.690%	246.824%	242.403%	238.360%	234.639%	231.197%	227.998%	225.013%	222.217%	219.590%
22	307.192%	282.318%	273.202%	265.461%	258.752%	252.845%	247.580%	242.838%	238.532%	234.594%	230.970%	227.618%	224.503%	221.596%	218.874%	216.317%
23	301.681%	277.403%	268.511%	260.962%	254.422%	248.665%	243.534%	238.914%	234.719%	230.884%	227.355%	224.091%	221.058%	218.228%	215.579%	213.090%
24	296.272%	272.579%	263.906%	256.545%	250.170%	244.559%	239.560%	235.060%	230.974%	227.239%	223.803%	220.625%	217.673%	214.918%	212.340%	209.918%
25	290.964%	267.843%	259.384%	252.208%	245.994%	240.527%	235.656%	231.273%	227.294%	223.657%	220.311%	217.218%	214.345%	211.664%	209.155%	206.799%
26	285.754%	263.192%	254.943%	247.947%	241.891%	236.564%	231.819%	227.550%	223.676%	220.135%	216.879%	213.868%	211.072%	208.464%	206.023%	203.730%
27	280.624%	258.605%	250.560%	243.739%	237.836%	232.645%	228.023%	223.865%	220.092%	216.644%	213.474%	210.544%	207.822%	205.284%	202.909%	200.679%
28	275.568%	254.076%	246.229%	239.577%	233.822%	228.764%	224.260%	220.209%	216.534%	213.176%	210.090%	207.237%	204.588%	202.117%	199.806%	197.636%
29	270.581%	249.600%	241.943%	235.456%	229.844%	224.912%	220.523%	216.575%	212.995%	209.724%	206.718%	203.940%	201.360%	198.955%	196.705%	194.593%
30	265.673%	245.188%	237.717%	231.388%	225.916%	221.107%	216.829%	212.981%	209.493%	206.306%	203.378%	200.672%	198.160%	195.818%	193.627%	191.571%
31	260.847%	240.846%	233.555%	227.381%	222.043%	217.355%	213.184%	209.434%	206.034%	202.930%	200.077%	197.441%	194.995%	192.714%	190.581%	188.579%
32	256.109%	236.581%	229.466%	223.443%	218.238%	213.667%	209.601%	205.946%	202.633%	199.609%	196.829%	194.262%	191.880%	189.660%	187.583%	185.634%
33	251.474%	232.411%	225.470%	219.596%	214.521%	210.065%	206.102%	202.541%	199.314%	196.368%	193.662%	191.162%	188.843%	186.682%	184.660%	182.763%
34	246.938%	228.331%	221.561%	215.833%	210.886%	206.544%	202.683%	199.215%	196.072%	193.204%	190.569%	188.136%	185.879%	183.776%	181.809%	179.964%
35	242.499%	224.343%	217.741%	212.158%	207.337%	203.106%	199.346%	195.969%	192.909%	190.117%	187.553%	185.185%	182.989%	180.944%	179.031%	177.236%
36	238.159%	220.446%	214.009%	208.568%	203.872%	199.752%	196.091%	192.803%	189.826%	187.109%	184.615%	182.312%	180.176%	178.187%	176.328%	174.583%
37	233.921%	216.647%	210.375%	205.075%	200.501%	196.491%	192.928%	189.729%	186.833%	184.191%	181.766%	179.528%	177.452%	175.519%	173.713%	172.018%
38	229.783%	212.942%	206.831%	201.670%	197.219%	193.317%	189.851%	186.741%	183.925%	181.358%	179.001%	176.827%	174.811%	172.934%	171.179%	169.534%
39	225.742%	209.328%	203.378%	198.355%	194.024%	190.229%	186.860%	183.837%	181.101%	178.607%	176.318%	174.207%	172.250%	170.429%	168.726%	167.131%
40	221.793%	205.801%	200.010%	195.122%	190.911%	187.222%	183.948%	181.011%	178.355%	175.933%	173.712%	171.664%	169.765%	167.998%	166.348%	164.801%
41	217.935%	202.360%	196.724%	191.972%	187.878%	184.294%	181.114%	178.263%	175.685%	173.336%	171.181%	169.195%	167.354%	165.642%	164.043%	162.544%

42	214.161%	198.996%	193.515%	188.894%	184.917%	181.436%	178.349%	175.583%	173.082%	170.804%	168.715%	166.790%	165.007%	163.349%	161.800%	160.349%
43	210.463%	195.700%	190.370%	185.880%	182.016%	178.636%	175.641%	172.958%	170.532%	168.324%	166.301%	164.436%	162.709%	161.104%	159.605%	158.201%
44	206.826%	192.455%	187.272%	182.908%	179.156%	175.875%	172.968%	170.365%	168.014%	165.874%	163.914%	162.108%	160.436%	158.882%	157.431%	156.073%
45	203.249%	189.259%	184.219%	179.979%	176.334%	173.149%	170.329%	167.805%	165.525%	163.451%	161.552%	159.803%	158.185%	156.681%	155.278%	153.964%
46	199.732%	186.114%	181.213%	177.092%	173.553%	170.461%	167.725%	165.277%	163.068%	161.058%	159.219%	157.525%	155.959%	154.504%	153.146%	151.876%
47	196.275%	183.019%	178.254%	174.251%	170.813%	167.813%	165.159%	162.785%	160.643%	158.696%	156.915%	155.276%	153.760%	152.352%	151.039%	149.811%
48	192.875%	179.972%	175.339%	171.449%	168.111%	165.199%	162.624%	160.322%	158.247%	156.361%	154.635%	153.048%	151.581%	150.219%	148.950%	147.763%
49	189.533%	176.973%	172.468%	168.688%	165.447%	162.620%	160.123%	157.891%	155.880%	154.052%	152.382%	150.846%	149.426%	148.109%	146.881%	145.734%
50	186.245%	174.019%	169.639%	165.966%	162.819%	160.076%	157.653%	155.489%	153.540%	151.770%	150.152%	148.665%	147.292%	146.017%	144.830%	143.721%
51	183.019%	171.119%	166.861%	163.293%	160.237%	157.575%	155.225%	153.128%	151.239%	149.524%	147.958%	146.519%	145.191%	143.958%	142.811%	141.739%
52	179.857%	168.276%	164.138%	160.672%	157.705%	155.122%	152.844%	150.811%	148.981%	147.321%	145.805%	144.413%	143.128%	141.937%	140.828%	139.793%
53	176.760%	165.492%	161.470%	158.104%	155.225%	152.720%	150.511%	148.542%	146.770%	145.163%	143.696%	142.350%	141.108%	139.956%	138.886%	137.886%
54	173.728%	162.767%	158.860%	155.592%	152.799%	150.370%	148.230%	146.322%	144.607%	143.052%	141.633%	140.332%	139.132%	138.020%	136.986%	136.021%
55	170.761%	160.101%	156.306%	153.135%	150.426%	148.072%	145.998%	144.151%	142.491%	140.988%	139.617%	138.359%	137.200%	136.126%	135.128%	134.197%
56	167.862%	157.499%	153.814%	150.738%	148.111%	145.831%	143.823%	142.036%	140.431%	138.977%	137.652%	136.438%	135.318%	134.283%	133.320%	132.423%
57	165.030%	154.959%	151.383%	148.400%	145.855%	143.646%	141.704%	139.975%	138.423%	137.019%	135.740%	134.567%	133.488%	132.489%	131.561%	130.696%
58	162.266%	152.482%	149.013%	146.121%	143.656%	141.519%	139.640%	137.969%	136.470%	135.114%	133.879%	132.749%	131.708%	130.745%	129.852%	129.019%
59	159.570%	150.069%	146.706%	143.904%	141.518%	139.451%	137.635%	136.021%	134.573%	133.265%	132.074%	130.985%	129.982%	129.055%	128.195%	127.394%
60	156.942%	147.721%	144.462%	141.750%	139.442%	137.444%	135.689%	134.131%	132.735%	131.474%	130.326%	129.277%	128.311%	127.420%	126.593%	125.823%
61	154.386%	145.441%	142.285%	139.661%	137.430%	135.500%	133.806%	132.304%	130.958%	129.743%	128.638%	127.628%	126.700%	125.843%	125.048%	124.309%
62	151.901%	143.230%	140.176%	137.639%	135.485%	133.622%	131.989%	130.541%	129.245%	128.076%	127.013%	126.042%	125.151%	124.328%	123.565%	122.856%
63	149.487%	141.088%	138.135%	135.684%	133.605%	131.809%	130.236%	128.842%	127.595%	126.471%	125.450%	124.518%	123.663%	122.873%	122.142%	121.463%
64	147.145%	139.015%	136.161%	133.797%	131.792%	130.062%	128.548%	127.208%	126.010%	124.931%	123.951%	123.057%	122.237%	121.481%	120.782%	120.132%
65	144.874%	137.010%	134.256%	131.976%	130.045%	128.381%	126.926%	125.638%	124.489%	123.453%	122.515%	121.659%	120.874%	120.151%	119.482%	118.861%
66	142.670%	135.070%	132.413%	130.218%	128.360%	126.760%	125.363%	124.128%	123.026%	122.034%	121.136%	120.317%	119.567%	118.876%	118.238%	117.645%
67	140.532%	133.191%	130.632%	128.519%	126.733%	125.198%	123.857%	122.674%	121.619%	120.670%	119.812%	119.029%	118.313%	117.654%	117.046%	116.481%
68	138.455%	131.371%	128.907%	126.875%	125.161%	123.688%	122.404%	121.271%	120.262%	119.356%	118.536%	117.790%	117.107%	116.479%	115.900%	115.362%
69	136.437%	129.606%	127.236%	125.284%	123.640%	122.229%	121.000%	119.916%	118.953%	118.088%	117.306%	116.595%	115.945%	115.347%	114.796%	114.286%
70	134.478%	127.896%	125.619%	123.746%	122.170%	120.819%	119.644%	118.609%	117.690%	116.865%	116.120%	115.444%	114.825%	114.258%	113.734%	113.250%
71	132.581%	126.244%	124.057%	122.262%	120.753%	119.462%	118.339%	117.352%	116.476%	115.691%	114.982%	114.339%	113.752%	113.213%	112.717%	112.258%
72	130.747%	124.653%	122.555%	120.836%	119.393%	118.160%	117.090%	116.149%	115.315%	114.569%	113.896%	113.285%	112.728%	112.218%	111.747%	111.313%
73	128.979%	123.124%	121.114%	119.470%	118.093%	116.917%	115.898%	115.003%	114.211%	113.502%	112.864%	112.285%	111.758%	111.275%	110.830%	110.420%
74	127.278%	121.660%	119.738%	118.168%	116.855%	115.735%	114.766%	113.917%	113.165%	112.493%	111.889%	111.342%	110.843%	110.387%	109.968%	109.580%
75	125.645%	120.261%	118.424%	116.927%	115.678%	114.614%	113.694%	112.889%	112.177%	111.542%	110.971%	110.454%	109.984%	109.554%	109.159%	108.794%
76	124.076%	118.923%	117.172%	115.747%	114.559%	113.550%	112.679%	111.918%	111.245%	110.645%	110.107%	109.620%	109.178%	108.773%	108.402%	108.060%
77	122.568%	117.643%	115.975%	114.621%	113.495%	112.539%	111.716%	110.997%	110.363%	109.798%	109.291%	108.834%	108.418%	108.039%	107.691%	107.370%
78	121.118%	116.417%	114.830%	113.545%	112.479%	111.575%	110.798%	110.121%	109.525%	108.994%	108.519%	108.090%	107.700%	107.345%	107.020%	106.720%
79	119.721%	115.240%	113.732%	112.515%	111.507%	110.655%	109.923%	109.286%	108.726%	108.228%	107.783%	107.382%	107.018%	106.686%	106.383%	106.103%
80	118.378%	114.110%	112.681%	111.529%	110.577%	109.774%	109.087%	108.489%	107.964%	107.499%	107.083%	106.708%	106.369%	106.060%	105.778%	105.518%
81	117.089%	113.030%	111.675%	110.587%	109.690%	108.935%	108.289%	107.730%	107.239%	106.805%	106.417%	106.068%	105.752%	105.466%	105.203%	104.963%
82	115.856%	112.001%	110.719%	109.692%	108.847%	108.139%	107.534%	107.011%	106.553%	106.148%	105.787%	105.463%	105.171%	104.905%	104.662%	104.440%
83	114.677%	111.018%	109.806%	108.838%	108.044%	107.380%	106.814%	106.325%	105.899%	105.522%	105.187%	104.887%	104.616%	104.370%	104.146%	103.940%
84	113.560%	110.093%	108.949%	108.037%	107.291%	106.668%	106.140%	105.684%	105.287%	104.937%	104.627%	104.349%	104.098%	103.871%	103.665%	103.475%
85	112.508%	109.227%	108.147%	107.289%	106.589%	106.006%	105.512%	105.088%	104.719%	104.395%	104.107%	103.850%	103.619%	103.409%	103.219%	103.045%
86	111.523%	108.423%	107.404%	106.596%	105.940%	105.394%	104.934%	104.539%	104.196%	103.895%	103.629%	103.391%	103.178%	102.985%	102.810%	102.651%
87	110.607%	107.684%	106.724%	105.963%	105.347%	104.837%	104.407%	104.039%	103.720%	103.441%	103.195%	102.976%	102.779%	102.601%	102.440%	102.294%

88	109.762%	107.011%	106.106%	105.390%	104.812%	104.334%	103.932%	103.589%	103.292%	103.034%	102.805%	102.602%	102.421%	102.257%	102.109%	101.974%
89	108.987%	106.405%	105.552%	104.879%	104.335%	103.887%	103.511%	103.191%	102.914%	102.674%	102.462%	102.274%	102.106%	101.955%	101.818%	101.694%
90	108.276%	105.863%	105.061%	104.427%	103.915%	103.494%	103.141%	102.841%	102.583%	102.359%	102.161%	101.987%	101.831%	101.691%	101.564%	101.449%
91	107.622%	105.381%	104.627%	104.031%	103.548%	103.152%	102.820%	102.539%	102.297%	102.087%	101.903%	101.740%	101.595%	101.464%	101.347%	101.240%
92	107.012%	104.949%	104.245%	103.684%	103.230%	102.856%	102.543%	102.279%	102.051%	101.854%	101.681%	101.529%	101.393%	101.271%	101.161%	101.065%
93	106.428%	104.557%	103.904%	103.379%	102.952%	102.599%	102.304%	102.054%	101.840%	101.654%	101.491%	101.347%	101.220%	101.106%	101.003%	101.000%
94	105.851%	104.193%	103.596%	103.110%	102.710%	102.379%	102.101%	101.865%	101.662%	101.487%	101.333%	101.197%	101.077%	101.000%	101.000%	101.000%
95	105.248%	103.829%	103.297%	102.856%	102.488%	102.180%	101.920%	101.698%	101.508%	101.344%	101.200%	101.074%	101.000%	101.000%	101.000%	101.000%
96	104.574%	103.423%	102.970%	102.582%	102.251%	101.969%	101.727%	101.520%	101.342%	101.188%	101.055%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.806%	102.963%	102.608%	102.291%	102.010%	101.762%	101.544%	101.353%	101.187%	101.044%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.876%	102.377%	102.147%	101.930%	101.727%	101.536%	101.358%	101.193%	101.041%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.672%	101.509%	101.427%	101.346%	101.265%	101.184%	101.103%	101.022%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2023, and which is incorporated into this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Income IV, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com.
Reports and other information about the Policy are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Principal® Variable Universal Life Income IV
Investment Company Act File No. 333-232969

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME IV
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal National Life Insurance Company (the “Company”) through its
Principal National Life Insurance Company Variable Life Separate Account
dated May 1, 2023
This Statement of Additional Information provides information about the Principal® Variable Universal Life Income IV Insurance Policy (the “Policy”) sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus. It provides information that supplements the Policy’s prospectus dated May 1, 2023. It should be read with that prospectus which is available without charge. To request a copy of the prospectus, please contact us at:
Principal® Variable Universal Life Income IV
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income IV Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI"), which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2022 received/retained	2021 received/retained	2020 received/retained
$2,153,230/$0	$3,500,076/$0	$1,395,080/$0

UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2017 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.

3

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. Possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products.
The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2022, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 3.94% and 3.94%, respectively.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, monthly administrative charge, monthly policy issue charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.

4

FINANCIAL STATEMENTS

APPENDIX A - Principal National Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal National Life Insurance Company and Contract Owners of Principal National Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal National Life Insurance Company Variable Life Separate Account (the Separate Account), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2010.

Des Moines, Iowa

April 12, 2023

Appendix:
Subaccounts comprising Principal National Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein VPS Sustainable Global ThematicPortfolio Class A (1)
AllianceBernstein VPS Sustainable International Thematic Portfolio Class A (2)
AllianceBernstein VPS International Growth Class A
AllianceBernstein VPS Small Cap Growth Class A
AllianceBernstein VPS Small/Mid Cap Value Class A
American Century VP Capital Appreciation Class II
American Century VP Disciplined Core Value Class II
American Century VP Inflation Protection Class II
American Century VP International Class II
American Century VP Mid Cap Value Class II
American Century VP Value Class II
American Funds Insurance Series Capital World Bond Fund Class 2
American Funds Insurance Series Global Balanced Class 2
American Funds Insurance Series Global Small Capitalization Fund Class 2
American Funds Insurance Series Growth Fund Class 2
American Funds Insurance Series International Fund Class 2
American Funds Insurance Series Washington Mutual Investors Fund Class 2
American Funds Insurance Series New World Fund Class 2
	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
BNY Mellon IP MidCap Stock Service Shares
BNY Mellon IP Technology Growth Service Shares
BNY Mellon Sustainable U.S. Equity Service Shares
BNY Mellon VIF Appreciation Service Shares
Bond Market Index Class 1
Calvert VP EAFE International Index Class F
Calvert VP Investment Grade Bond Index Class I
Calvert VP Russell 2000 Small Cap Index Class F
Calvert VP S&P 500 Index Portfolio
Calvert VP S&P MidCap 400 Index Class F
ClearBridge Mid Cap Class I
ClearBridge Small Cap Growth Class I
Core Plus Bond Class 1
Delaware Small Cap Value Service Class
Diversified International Class 1
DWS Variable Series II Alternative Asset Allocation VIP Class B
DWS Variable Series II Small Mid Cap Value VIP Class B
Equity Income Class 1
Fidelity VIP Contrafund Service Class 2
Fidelity VIP Equity-Income Service Class 2
Fidelity VIP Extended Market Index Service Class 2
Fidelity VIP Government Money Market Service Class
Fidelity VIP High Income Service Class 2

Fidelity VIP International Index Service Class 2
Fidelity VIP Mid Cap Service Class 2
Fidelity VIP Strategic Income Service Class 2
Fidelity VIP Total Market Index Service Class 2
Franklin Income VIP Class 2
Franklin Mutual Global Discovery VIP Class 2
Franklin Mutual Shares VIP Class 2
Franklin Rising Dividends VIP Class 2
Franklin Small Cap Value VIP Class 2
Franklin Strategic Income VIP Class 2
Franklin U.S. Government Fund Class 2
Government & High Quality Bond Class 1

Global Emerging Markets Class 1 (3)
Invesco V.I. American Franchise Series II
Invesco V.I. American Value Series I
Invesco V.I. Core Equity Series II
Invesco V.I. Discovery Mid Cap Growth Series I
Invesco V.I. Global Real Estate Series I
Invesco V.I. Health Care Series I
Invesco V.I. EQV International Equity Class I (4)
Invesco V.I. Main Street Mid Cap Series II
Invesco V.I. Main Street Small Cap Series II
Invesco V.I. Small Cap Equity Series I
Janus Henderson Balanced Service Shares
Janus Henderson Enterprise Service Shares
Janus Henderson Flexible Bond Service Shares
Janus Henderson Forty Service Shares
Janus Henderson Global Research Service Shares
Janus Henderson Global Technology and Innovation Portfolio Service Shares

LargeCap Growth I Class 1
LargeCap S&P 500 Index Class 1
Lord Abbett Series Fund Developing Growth Class VC
MFS Blended Research Small Cap Equity Service Class
MFS Global Equity Service Class
MFS Growth Service Class
MFS Inflation-Adjusted Bond Service Class
MFS International Intrinsic Value Service Class
MFS Mid Cap Value Portfolio Service Class
MFS New Discovery Service Class
MFS New Discovery Value Service Class
MFS Research International Series Service Class
MFS Total Return Service Class
MFS Utilities Service Class
MFS Value Service Class
MidCap Class 1
Neuberger Berman AMT Mid Cap Growth Portfolio S Class
Neuberger Berman AMT Sustainable Equity I Class

PIMCO All Asset Administrative Class
PIMCO Commodity Real Return Strategy Administrative Class
PIMCO Emerging Market Bond Administrative Class
PIMCO High Yield Administrative Class
PIMCO Long-Term U.S. Government Administrative Class
PIMCO Low Duration Administrative Class
PIMCO Real Return Administrative Class
PIMCO Short-Term Administrative Class
PIMCO Total Return Administrative Class
Principal Capital Appreciation Class 1
Principal LifeTime 2010 Class 1
Principal LifeTime 2020 Class 1
Principal LifeTime 2030 Class 1
Principal LifeTime 2040 Class 1
Principal LifeTime 2050 Class 1
Principal LifeTime 2060 Class 1
Principal LifeTime Strategic Income Class 1
Putnam VT Growth Opportunities Class IB
Putnam VT International Value Fund Class IB
Real Estate Securities Class 1

SAM Balanced Portfolio Class 1
SAM Conservative Balanced Portfolio Class 1
SAM Conservative Growth Portfolio Class 1
SAM Flexible Income Portfolio Class 1
SAM Strategic Growth Portfolio Class 1
Short-Term Income Class 1
SmallCap Class 1
TOPS Managed Risk Balanced ETF Class 2
TOPS Managed Risk Growth ETF Class 2
TOPS Managed Risk Moderate Growth ETF Class 2
Wanger International
Rydex Variable Trust Basic Materials Fund
Rydex Variable Trust Utilities Fund
T. Rowe Price Health Sciences Portfolio II
Templeton Global Bond VIP Class 2
Templeton Developing Markets VIP Class 2
Templeton Foreign VIP Class 2
VanEck VIP Global Resources Initial Class
VanEck VIP Global Resources Class S
Vanguard VIF Balanced
Vanguard VIF Global Bond Index Portfolio
Vanguard VIF Mid-Cap Index

Janus Henderson Global Sustainable Equity Service Shares	For the period from June 6, 2022 (date funds made available) through December 31, 2022

1.Represented the operations of AllianceBernstein Global Thematic Growth Class A Division until May 2, 2022.
2.Represented operations of AllianceBernstein International Growth Class A Division until May 2, 2022.
3.Represented operations of International Emerging Markets Class I Division until May 2, 2022.
4.Represented operations of Invesco International Growth Series I until April 29, 2022.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Assets
Investments in shares of mutual funds, at fair value	$1,501,924	$252,207	$3,848,262	$236,364
Total assets	1,501,924	252,207	3,848,262	236,364
Total liabilities	—	—	—	—
Net assets	$1,501,924	$252,207	$3,848,262	$236,364

Net assets
Applicable to accumulation units	$1,501,924	$252,207	$3,848,262	$236,364
Total net assets	$1,501,924	$252,207	$3,848,262	$236,364

Investments in shares of mutual funds, at cost	$1,619,290	$452,477	$4,274,597	$276,491

Shares of mutual funds owned	115,979	27,715	231,544	7,770

Accumulation units outstanding	185,676	7,051	124,489	8,715

Statements of Operations
Year ended December 31, 2022
	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Net investment income (loss)
Investment income:
Dividends	$67,969	$—	$40,802	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	67,969	—	40,802	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(14,375)	3,985	(32,480)	(39,011)
Capital gains distributions	—	118,037	550,203	27,365
Total realized gains (losses) on investments	(14,375)	122,022	517,723	(11,646)

Change in net unrealized appreciation (depreciation)
of investments	(244,592)	(283,031)	(1,152,188)	(45,450)

Net gains (losses) on investments	(190,998)	(161,009)	(593,663)	(57,096)

Net increase (decrease) in net assets resulting from operations	$(190,998)	$(161,009)	$(593,663)	$(57,096)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	American Century VP Capital Appreciation Fund - Class II	American Century VP Disciplined Core Value Fund - Class II	American Century VP Inflation Protection Fund - Class II

Assets
Investments in shares of mutual funds, at fair value	$31,926	$1,028,492	$2,383,978	$1,074,111
Total assets	31,926	1,028,492	2,383,978	1,074,111
Total liabilities	—	—	—	—
Net assets	$31,926	$1,028,492	$2,383,978	$1,074,111

Net assets
Applicable to accumulation units	$31,926	$1,028,492	$2,383,978	$1,074,111
Total net assets	$31,926	$1,028,492	$2,383,978	$1,074,111

Investments in shares of mutual funds, at cost	$38,676	$1,267,816	$2,976,135	$1,196,408

Shares of mutual funds owned	1,940	89,124	332,030	114,633

Accumulation units outstanding	2,367	50,961	59,875	81,631

Statements of Operations
Year ended December 31, 2022
	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	American Century VP Capital Appreciation Fund - Class II	American Century VP Disciplined Core Value Fund - Class II	American Century VP Inflation Protection Fund - Class II

Net investment income (loss)
Investment income:
Dividends	$—	$—	$38,102	$62,089

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	—	38,102	62,089

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,322)	(79,339)	(126,654)	(32,446)
Capital gains distributions	4,489	147,390	542,391	6,308
Total realized gains (losses) on investments	3,167	68,051	415,737	(26,138)

Change in net unrealized appreciation (depreciation)
of investments	(6,732)	(441,029)	(788,130)	(197,731)

Net gains (losses) on investments	(3,565)	(372,978)	(334,291)	(161,780)

Net increase (decrease) in net assets resulting from operations	$(3,565)	$(372,978)	$(334,291)	$(161,780)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	American Century VP International Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Capital World Bond Fund – Class 2

Assets
Investments in shares of mutual funds, at fair value	$35,144	$6,541,642	$2,611,533	$230,928
Total assets	35,144	6,541,642	2,611,533	230,928
Total liabilities	—	—	—	—
Net assets	$35,144	$6,541,642	$2,611,533	$230,928

Net assets
Applicable to accumulation units	$35,144	$6,541,642	$2,611,533	$230,928
Total net assets	$35,144	$6,541,642	$2,611,533	$230,928

Investments in shares of mutual funds, at cost	$40,603	$6,628,124	$2,391,842	$253,447

Shares of mutual funds owned	3,695	309,005	209,593	24,437

Accumulation units outstanding	1,311	144,773	57,791	24,064

Statements of Operations
Year ended December 31, 2022
	American Century VP International Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Capital World Bond Fund – Class 2

Net investment income (loss)
Investment income:
Dividends	$182	$116,663	$44,789	$672

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	182	116,663	44,789	672

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,030)	(31,829)	39,352	(46,161)
Capital gains distributions	2,157	632,074	159,749	4,431
Total realized gains (losses) on investments	1,127	600,245	199,101	(41,730)

Change in net unrealized appreciation (depreciation)
of investments	(4,911)	(743,279)	(207,178)	(12,913)

Net gains (losses) on investments	(3,602)	(26,371)	36,712	(53,971)

Net increase (decrease) in net assets resulting from operations	$(3,602)	$(26,371)	$36,712	$(53,971)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® Global Balanced Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® International Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$407,766	$3,668	$11,489,410	$3,259,198
Total assets	407,766	3,668	11,489,410	3,259,198
Total liabilities	—	—	—	—
Net assets	$407,766	$3,668	$11,489,410	$3,259,198

Net assets
Applicable to accumulation units	$407,766	$3,668	$11,489,410	$3,259,198
Total net assets	$407,766	$3,668	$11,489,410	$3,259,198

Investments in shares of mutual funds, at cost	$442,173	$5,027	$13,931,440	$4,074,741

Shares of mutual funds owned	32,647	240	152,379	213,999

Accumulation units outstanding	34,907	364	412,307	273,833

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® Global Balanced Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® International Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$—	$—	$39,371	$56,101

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	—	39,371	56,101

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(9,584)	(56)	(263,003)	(115,079)
Capital gains distributions	2,212	1,331	1,529,634	411,196
Total realized gains (losses) on investments	(7,372)	1,275	1,266,631	296,117

Change in net unrealized appreciation (depreciation)
of investments	(50,096)	(1,359)	(5,127,266)	(1,015,517)

Net gains (losses) on investments	(57,468)	(84)	(3,821,264)	(663,299)

Net increase (decrease) in net assets resulting from operations	$(57,468)	$(84)	$(3,821,264)	$(663,299)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® Washington Mutual Investors Fund℠- Class 2	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$5,578,928	$6,473,002	$486,275	$111,508
Total assets	5,578,928	6,473,002	486,275	111,508
Total liabilities	—	—	—	—
Net assets	$5,578,928	$6,473,002	$486,275	$111,508

Net assets
Applicable to accumulation units	$5,578,928	$6,473,002	$486,275	$111,508
Total net assets	$5,578,928	$6,473,002	$486,275	$111,508

Investments in shares of mutual funds, at cost	$6,663,974	$7,196,384	$540,803	$170,857

Shares of mutual funds owned	253,357	519,503	29,723	7,044

Accumulation units outstanding	411,166	353,612	29,002	3,648

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$70,566	$115,067	$1,950	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	70,566	115,067	1,950	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(103,179)	14,081	(12,669)	(37,838)
Capital gains distributions	413,345	1,146,337	107,548	14,788
Total realized gains (losses) on investments	310,166	1,160,418	94,879	(23,050)

Change in net unrealized appreciation (depreciation)
of investments	(1,406,658)	(1,667,065)	(172,474)	(67,029)

Net gains (losses) on investments	(1,025,926)	(391,580)	(75,645)	(90,079)

Net increase (decrease) in net assets resulting from operations	$(1,025,926)	$(391,580)	$(75,645)	$(90,079)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F

Assets
Investments in shares of mutual funds, at fair value	$76,149	$267,279	$2,079,555	$803,360
Total assets	76,149	267,279	2,079,555	803,360
Total liabilities	—	—	—	—
Net assets	$76,149	$267,279	$2,079,555	$803,360

Net assets
Applicable to accumulation units	$76,149	$267,279	$2,079,555	$803,360
Total net assets	$76,149	$267,279	$2,079,555	$803,360

Investments in shares of mutual funds, at cost	$78,295	$300,667	$2,259,873	$882,436

Shares of mutual funds owned	1,857	8,534	227,772	9,674

Accumulation units outstanding	1,973	5,985	188,744	60,629

Statements of Operations
Year ended December 31, 2022
	BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F

Net investment income (loss)
Investment income:
Dividends	$29	$946	$41,220	$23,275

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	29	946	41,220	23,275

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,849)	(8,250)	(153,438)	(33,727)
Capital gains distributions	703	33,508	1,788	—
Total realized gains (losses) on investments	(1,146)	25,258	(151,650)	(33,727)

Change in net unrealized appreciation (depreciation)
of investments	(3,564)	(44,783)	(142,601)	(87,892)

Net gains (losses) on investments	(4,681)	(18,579)	(253,031)	(98,344)

Net increase (decrease) in net assets resulting from operations	$(4,681)	$(18,579)	$(253,031)	$(98,344)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000® Small Cap Index Portfolio® - Class F	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Assets
Investments in shares of mutual funds, at fair value	$1,272,720	$6,396,061	$308,964	$3,912,016
Total assets	1,272,720	6,396,061	308,964	3,912,016
Total liabilities	—	—	—	—
Net assets	$1,272,720	$6,396,061	$308,964	$3,912,016

Net assets
Applicable to accumulation units	$1,272,720	$6,396,061	$308,964	$3,912,016
Total net assets	$1,272,720	$6,396,061	$308,964	$3,912,016

Investments in shares of mutual funds, at cost	$1,461,975	$7,569,979	$305,408	$4,095,302

Shares of mutual funds owned	26,936	93,441	2,105	35,877

Accumulation units outstanding	116,463	218,726	13,160	119,849

Statements of Operations
Year ended December 31, 2022
	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000® Small Cap Index Portfolio® - Class F	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Net investment income (loss)
Investment income:
Dividends	$33,657	$49,667	$4,086	$36,829

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	33,657	49,667	4,086	36,829

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(47,644)	(222,909)	5,407	38,535
Capital gains distributions	—	623,584	25,153	416,843
Total realized gains (losses) on investments	(47,644)	400,675	30,560	455,378

Change in net unrealized appreciation (depreciation)
of investments	(165,032)	(1,544,596)	(105,503)	(1,066,485)

Net gains (losses) on investments	(179,019)	(1,094,254)	(70,857)	(574,278)

Net increase (decrease) in net assets resulting from operations	$(179,019)	$(1,094,254)	$(70,857)	$(574,278)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	ClearBridge Mid Cap Portfolio - Class I	ClearBridge Small Cap Growth Portfolio - Class I	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value - Service Class

Assets
Investments in shares of mutual funds, at fair value	$1,003,353	$2,376,909	$7,786,971	$3,023,212
Total assets	1,003,353	2,376,909	7,786,971	3,023,212
Total liabilities	—	—	—	—
Net assets	$1,003,353	$2,376,909	$7,786,971	$3,023,212

Net assets
Applicable to accumulation units	$1,003,353	$2,376,909	$7,786,971	$3,023,212
Total net assets	$1,003,353	$2,376,909	$7,786,971	$3,023,212

Investments in shares of mutual funds, at cost	$1,193,481	$2,928,570	$8,901,130	$2,996,349

Shares of mutual funds owned	49,281	94,210	826,642	82,108

Accumulation units outstanding	65,974	98,860	293,619	92,383

Statements of Operations
Year ended December 31, 2022
	ClearBridge Mid Cap Portfolio - Class I	ClearBridge Small Cap Growth Portfolio - Class I	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value - Service Class

Net investment income (loss)
Investment income:
Dividends	$3,713	$—	$214,969	$14,524

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,713	—	214,969	14,524

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	20,878	(259,619)	(158,350)	(10,441)
Capital gains distributions	59,363	38,725	81,297	193,632
Total realized gains (losses) on investments	80,241	(220,894)	(77,053)	183,191

Change in net unrealized appreciation (depreciation)
of investments	(355,208)	(411,967)	(980,212)	(573,367)

Net gains (losses) on investments	(271,254)	(632,861)	(842,296)	(375,652)

Net increase (decrease) in net assets resulting from operations	$(271,254)	$(632,861)	$(842,296)	$(375,652)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$7,217,341	$58,263	$564,811	$18,387,836
Total assets	7,217,341	58,263	564,811	18,387,836
Total liabilities	—	—	—	—
Net assets	$7,217,341	$58,263	$564,811	$18,387,836

Net assets
Applicable to accumulation units	$7,217,341	$58,263	$564,811	$18,387,836
Total net assets	$7,217,341	$58,263	$564,811	$18,387,836

Investments in shares of mutual funds, at cost	$8,709,597	$60,920	$566,964	$19,558,938

Shares of mutual funds owned	540,220	4,489	44,403	692,835

Accumulation units outstanding	219,083	4,860	23,159	576,731

Statements of Operations
Year ended December 31, 2022
	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$189,562	$2,273	$2,505	$321,321

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	189,562	2,273	2,505	321,321

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(36,083)	(2,122)	(5,989)	170,800
Capital gains distributions	673,423	33	7,922	1,861,001
Total realized gains (losses) on investments	637,340	(2,089)	1,933	2,031,801

Change in net unrealized appreciation (depreciation)
of investments	(2,258,718)	(3,204)	(100,638)	(3,872,834)

Net gains (losses) on investments	(1,431,816)	(3,020)	(96,200)	(1,519,712)

Net increase (decrease) in net assets resulting from operations	$(1,431,816)	$(3,020)	$(96,200)	$(1,519,712)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Extended Market Index Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Service Class

Assets
Investments in shares of mutual funds, at fair value	$13,851,865	$3,225,443	$524,824	$38,441,227
Total assets	13,851,865	3,225,443	524,824	38,441,227
Total liabilities	—	—	—	—
Net assets	$13,851,865	$3,225,443	$524,824	$38,441,227

Net assets
Applicable to accumulation units	$13,851,865	$3,225,443	$524,824	$38,441,227
Total net assets	$13,851,865	$3,225,443	$524,824	$38,441,227

Investments in shares of mutual funds, at cost	$14,897,410	$3,265,969	$584,150	$38,441,228

Shares of mutual funds owned	379,088	142,027	46,859	38,441,228

Accumulation units outstanding	241,921	83,284	41,605	3,629,370

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Extended Market Index Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Service Class

Net investment income (loss)
Investment income:
Dividends	$40,517	$55,860	$6,212	$455,418

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	40,517	55,860	6,212	455,418

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	98,168	27,247	(26,916)	—
Capital gains distributions	736,163	111,099	9,389	—
Total realized gains (losses) on investments	834,331	138,346	(17,527)	—

Change in net unrealized appreciation (depreciation)
of investments	(5,389,677)	(347,559)	(56,423)	—

Net gains (losses) on investments	(4,514,829)	(153,353)	(67,738)	455,418

Net increase (decrease) in net assets resulting from operations	$(4,514,829)	$(153,353)	$(67,738)	$455,418

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP International Index Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$3,682,334	$2,507,701	$7,206,215	$1,817,362
Total assets	3,682,334	2,507,701	7,206,215	1,817,362
Total liabilities	—	—	—	—
Net assets	$3,682,334	$2,507,701	$7,206,215	$1,817,362

Net assets
Applicable to accumulation units	$3,682,334	$2,507,701	$7,206,215	$1,817,362
Total net assets	$3,682,334	$2,507,701	$7,206,215	$1,817,362

Investments in shares of mutual funds, at cost	$4,353,057	$2,782,241	$7,898,586	$1,996,446

Shares of mutual funds owned	874,664	267,917	230,968	183,572

Accumulation units outstanding	117,487	228,966	119,110	165,861

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP International Index Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$197,440	$49,554	$20,090	$63,326

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	197,440	49,554	20,090	63,326

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(43,971)	(28,983)	22,995	(64,364)
Capital gains distributions	—	—	487,641	1,229
Total realized gains (losses) on investments	(43,971)	(28,983)	510,636	(63,135)

Change in net unrealized appreciation (depreciation)
of investments	(601,902)	(270,741)	(1,691,422)	(160,123)

Net gains (losses) on investments	(448,433)	(250,170)	(1,160,696)	(159,932)

Net increase (decrease) in net assets resulting from operations	$(448,433)	$(250,170)	$(1,160,696)	$(159,932)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Total Market Index Portfolio - Service Class 2	Franklin Income VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$3,861,843	$422,532	$2,800,643	$27,181
Total assets	3,861,843	422,532	2,800,643	27,181
Total liabilities	—	—	—	—
Net assets	$3,861,843	$422,532	$2,800,643	$27,181

Net assets
Applicable to accumulation units	$3,861,843	$422,532	$2,800,643	$27,181
Total net assets	$3,861,843	$422,532	$2,800,643	$27,181

Investments in shares of mutual funds, at cost	$4,204,219	$449,441	$3,000,513	$30,880

Shares of mutual funds owned	280,047	28,685	168,612	1,793

Accumulation units outstanding	282,059	11,254	66,422	879

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Total Market Index Portfolio - Service Class 2	Franklin Income VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$46,626	$14,879	$39,959	$432

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	46,626	14,879	39,959	432

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	75,451	2,491	(1,540)	(234)
Capital gains distributions	3,872	6,040	238,954	2,608
Total realized gains (losses) on investments	79,323	8,531	237,414	2,374

Change in net unrealized appreciation (depreciation)
of investments	(693,523)	(40,540)	(414,329)	(3,699)

Net gains (losses) on investments	(567,574)	(17,130)	(136,956)	(893)

Net increase (decrease) in net assets resulting from operations	$(567,574)	$(17,130)	$(136,956)	$(893)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Franklin Rising Dividends VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$5,373,277	$2,106,294	$482,660	$938
Total assets	5,373,277	2,106,294	482,660	938
Total liabilities	—	—	—	—
Net assets	$5,373,277	$2,106,294	$482,660	$938

Net assets
Applicable to accumulation units	$5,373,277	$2,106,294	$482,660	$938
Total net assets	$5,373,277	$2,106,294	$482,660	$938

Investments in shares of mutual funds, at cost	$5,408,192	$2,362,453	$524,699	$978

Shares of mutual funds owned	198,789	168,100	55,288	92

Accumulation units outstanding	102,293	42,873	29,598	83

Statements of Operations
Year ended December 31, 2022
	Franklin Rising Dividends VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$39,018	$17,377	$16,980	$23

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	39,018	17,377	16,980	23

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	27,589	(47,073)	(12,668)	(49)
Capital gains distributions	622,543	327,916	—	—
Total realized gains (losses) on investments	650,132	280,843	(12,668)	(49)

Change in net unrealized appreciation (depreciation)
of investments	(1,204,589)	(469,090)	(40,103)	(39)

Net gains (losses) on investments	(515,439)	(170,870)	(35,791)	(65)

Net increase (decrease) in net assets resulting from operations	$(515,439)	$(170,870)	$(35,791)	$(65)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Global Emerging Markets Account - Class 1	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$4,520,000	$2,449,682	$425,270	$452,983
Total assets	4,520,000	2,449,682	425,270	452,983
Total liabilities	—	—	—	—
Net assets	$4,520,000	$2,449,682	$425,270	$452,983

Net assets
Applicable to accumulation units	$4,520,000	$2,449,682	$425,270	$452,983
Total net assets	$4,520,000	$2,449,682	$425,270	$452,983

Investments in shares of mutual funds, at cost	$5,706,774	$2,783,289	$675,949	$498,133

Shares of mutual funds owned	337,565	297,292	10,946	28,852

Accumulation units outstanding	114,674	186,331	14,895	29,768

Statements of Operations
Year ended December 31, 2022
	Global Emerging Markets Account - Class 1	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$74,194	$35,646	$—	$3,404

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	74,194	35,646	—	3,404

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,058	(88,276)	(1,702)	1,569
Capital gains distributions	445,656	—	129,418	83,043
Total realized gains (losses) on investments	456,714	(88,276)	127,716	84,612

Change in net unrealized appreciation (depreciation)
of investments	(1,656,161)	(260,652)	(295,080)	(88,879)

Net gains (losses) on investments	(1,125,253)	(313,282)	(167,364)	(863)

Net increase (decrease) in net assets resulting from operations	$(1,125,253)	$(313,282)	$(167,364)	$(863)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Core Equity Fund - Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$440,287	$1,361,671	$277,722	$109,713
Total assets	440,287	1,361,671	277,722	109,713
Total liabilities	—	—	—	—
Net assets	$440,287	$1,361,671	$277,722	$109,713

Net assets
Applicable to accumulation units	$440,287	$1,361,671	$277,722	$109,713
Total net assets	$440,287	$1,361,671	$277,722	$109,713

Investments in shares of mutual funds, at cost	$556,029	$2,065,827	$307,955	$133,268

Shares of mutual funds owned	18,045	24,530	9,596	8,414

Accumulation units outstanding	9,920	110,456	8,120	9,729

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Core Equity Fund - Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$2,866	$—	$4,071	$3,105

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,866	—	4,071	3,105

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,864)	(173,581)	(23,061)	(1,420)
Capital gains distributions	71,975	417,440	25,966	—
Total realized gains (losses) on investments	66,111	243,859	2,905	(1,420)

Change in net unrealized appreciation (depreciation)
of investments	(162,417)	(655,020)	(30,205)	(32,914)

Net gains (losses) on investments	(93,440)	(411,161)	(23,229)	(31,229)

Net increase (decrease) in net assets resulting from operations	$(93,440)	$(411,161)	$(23,229)	$(31,229)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$5,262,423	$891,169	$1,198,341	$49,797
Total assets	5,262,423	891,169	1,198,341	49,797
Total liabilities	—	—	—	—
Net assets	$5,262,423	$891,169	$1,198,341	$49,797

Net assets
Applicable to accumulation units	$5,262,423	$891,169	$1,198,341	$49,797
Total net assets	$5,262,423	$891,169	$1,198,341	$49,797

Investments in shares of mutual funds, at cost	$5,898,577	$1,140,443	$1,342,943	$63,881

Shares of mutual funds owned	209,241	108,283	53,118	3,307

Accumulation units outstanding	125,010	31,600	32,335	1,798

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$—	$646	$3,109	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	646	3,109	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(36,650)	(13,922)	19,691	(5,839)
Capital gains distributions	721,815	197,242	145,695	9,935
Total realized gains (losses) on investments	685,165	183,320	165,386	4,096

Change in net unrealized appreciation (depreciation)
of investments	(1,390,087)	(327,450)	(387,308)	(16,789)

Net gains (losses) on investments	(704,922)	(143,484)	(218,813)	(12,693)

Net increase (decrease) in net assets resulting from operations	$(704,922)	$(143,484)	$(218,813)	$(12,693)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$3,254,843	$7,838,813	$1,726,651	$5,314,768
Total assets	3,254,843	7,838,813	1,726,651	5,314,768
Total liabilities	—	—	—	—
Net assets	$3,254,843	$7,838,813	$1,726,651	$5,314,768

Net assets
Applicable to accumulation units	$3,254,843	$7,838,813	$1,726,651	$5,314,768
Total net assets	$3,254,843	$7,838,813	$1,726,651	$5,314,768

Investments in shares of mutual funds, at cost	$3,611,575	$9,603,141	$1,876,199	$6,771,130

Shares of mutual funds owned	76,639	124,862	157,111	174,484

Accumulation units outstanding	75,849	143,181	77,046	153,140

Statements of Operations
Year ended December 31, 2022
	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$32,695	$18,370	$34,529	$3,002

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	32,695	18,370	34,529	3,002

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,782)	(141,694)	(98,298)	(113,926)
Capital gains distributions	73,787	1,194,621	19,830	864,438
Total realized gains (losses) on investments	70,005	1,052,927	(78,468)	750,512

Change in net unrealized appreciation (depreciation)
of investments	(503,808)	(2,213,046)	(138,012)	(3,064,140)

Net gains (losses) on investments	(401,108)	(1,141,749)	(181,951)	(2,310,626)

Net increase (decrease) in net assets resulting from operations	$(401,108)	$(1,141,749)	$(181,951)	$(2,310,626)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Janus Henderson Global Research Portfolio - Service Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth I Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$324,313	$7,842	$2,632,806	$21,920,756
Total assets	324,313	7,842	2,632,806	21,920,756
Total liabilities	—	—	—	—
Net assets	$324,313	$7,842	$2,632,806	$21,920,756

Net assets
Applicable to accumulation units	$324,313	$7,842	$2,632,806	$21,920,756
Total net assets	$324,313	$7,842	$2,632,806	$21,920,756

Investments in shares of mutual funds, at cost	$350,267	$8,730	$3,820,084	$29,502,140

Shares of mutual funds owned	6,699	922	252,911	725,372

Accumulation units outstanding	11,182	839	201,498	276,973

Statements of Operations
Year ended December 31, 2022
	Janus Henderson Global Research Portfolio - Service Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth I Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$3,822	$43	$—	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,822	43	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(33,164)	548	(381,578)	(336,296)
Capital gains distributions	24,538	—	478,249	2,682,833
Total realized gains (losses) on investments	(8,626)	548	96,671	2,346,537

Change in net unrealized appreciation (depreciation)
of investments	(28,684)	(888)	(1,333,226)	(10,816,394)

Net gains (losses) on investments	(33,488)	(297)	(1,236,555)	(8,469,857)

Net increase (decrease) in net assets resulting from operations	$(33,488)	$(297)	$(1,236,555)	$(8,469,857)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	LargeCap S&P 500 Index Account - Class 1	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$58,118,315	$1,946,747	$957,086	$470,918
Total assets	58,118,315	1,946,747	957,086	470,918
Total liabilities	—	—	—	—
Net assets	$58,118,315	$1,946,747	$957,086	$470,918

Net assets
Applicable to accumulation units	$58,118,315	$1,946,747	$957,086	$470,918
Total net assets	$58,118,315	$1,946,747	$957,086	$470,918

Investments in shares of mutual funds, at cost	$66,734,660	$2,802,990	$1,253,947	$559,537

Shares of mutual funds owned	3,186,311	87,889	114,759	24,002

Accumulation units outstanding	1,397,123	90,803	54,661	13,560

Statements of Operations
Year ended December 31, 2022
	LargeCap S&P 500 Index Account - Class 1	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$692,122	$—	$4,622	$971

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	692,122	—	4,622	971

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	444,735	(356,472)	8,080	3,677
Capital gains distributions	5,792,044	—	216,905	44,093
Total realized gains (losses) on investments	6,236,779	(356,472)	224,985	47,770

Change in net unrealized appreciation (depreciation)
of investments	(15,835,659)	(441,784)	(402,951)	(122,784)

Net gains (losses) on investments	(8,906,758)	(798,256)	(173,344)	(74,043)

Net increase (decrease) in net assets resulting from operations	$(8,906,758)	$(798,256)	$(173,344)	$(74,043)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	MFS® Growth Series - Service Class	MFS® Inflation-Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Value Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$2,309,491	$61,175	$2,164,788	$2,962,262
Total assets	2,309,491	61,175	2,164,788	2,962,262
Total liabilities	—	—	—	—
Net assets	$2,309,491	$61,175	$2,164,788	$2,962,262

Net assets
Applicable to accumulation units	$2,309,491	$61,175	$2,164,788	$2,962,262
Total net assets	$2,309,491	$61,175	$2,164,788	$2,962,262

Investments in shares of mutual funds, at cost	$3,334,506	$76,669	$2,485,399	$3,069,660

Shares of mutual funds owned	51,620	7,415	80,927	326,960

Accumulation units outstanding	38,820	6,343	121,543	171,724

Statements of Operations
Year ended December 31, 2022
	MFS® Growth Series - Service Class	MFS® Inflation-Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Value Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$—	$2,668	$8,796	$21,871

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	2,668	8,796	21,871

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(75,968)	(5,687)	(50,471)	29,877
Capital gains distributions	297,906	3,977	77,463	229,898
Total realized gains (losses) on investments	221,938	(1,710)	26,992	259,775

Change in net unrealized appreciation (depreciation)
of investments	(1,081,817)	(15,785)	(385,356)	(506,210)

Net gains (losses) on investments	(859,879)	(14,827)	(349,568)	(224,564)

Net increase (decrease) in net assets resulting from operations	$(859,879)	$(14,827)	$(349,568)	$(224,564)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	MFS® New Discovery Series - Service Class	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$1,661,280	$1,348,783	$709,466	$91,278
Total assets	1,661,280	1,348,783	709,466	91,278
Total liabilities	—	—	—	—
Net assets	$1,661,280	$1,348,783	$709,466	$91,278

Net assets
Applicable to accumulation units	$1,661,280	$1,348,783	$709,466	$91,278
Total net assets	$1,661,280	$1,348,783	$709,466	$91,278

Investments in shares of mutual funds, at cost	$2,700,107	$1,521,963	$769,298	$99,840

Shares of mutual funds owned	187,928	172,700	47,743	4,158

Accumulation units outstanding	34,799	66,383	54,144	3,889

Statements of Operations
Year ended December 31, 2022
	MFS® New Discovery Series - Service Class	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$—	$5,476	$9,997	$1,440

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	5,476	9,997	1,440

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(165,930)	(86,858)	(5,877)	(5,063)
Capital gains distributions	601,817	288,982	13,995	8,563
Total realized gains (losses) on investments	435,887	202,124	8,118	3,500

Change in net unrealized appreciation (depreciation)
of investments	(1,007,725)	(301,073)	(101,524)	(10,233)

Net gains (losses) on investments	(571,838)	(93,473)	(83,409)	(5,293)

Net increase (decrease) in net assets resulting from operations	$(571,838)	$(93,473)	$(83,409)	$(5,293)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Assets
Investments in shares of mutual funds, at fair value	$4,382,650	$1,368,170	$8,648,529	$35,498
Total assets	4,382,650	1,368,170	8,648,529	35,498
Total liabilities	—	—	—	—
Net assets	$4,382,650	$1,368,170	$8,648,529	$35,498

Net assets
Applicable to accumulation units	$4,382,650	$1,368,170	$8,648,529	$35,498
Total net assets	$4,382,650	$1,368,170	$8,648,529	$35,498

Investments in shares of mutual funds, at cost	$4,014,796	$1,438,076	$9,792,135	$43,578

Shares of mutual funds owned	123,212	65,058	168,752	1,827

Accumulation units outstanding	170,455	28,439	61,706	2,051

Statements of Operations
Year ended December 31, 2022
	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Net investment income (loss)
Investment income:
Dividends	$87,921	$14,310	$16,370	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	87,921	14,310	16,370	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	88,029	(12,016)	(22,384)	(6,742)
Capital gains distributions	154,586	75,330	907,726	6,223
Total realized gains (losses) on investments	242,615	63,314	885,342	(519)

Change in net unrealized appreciation (depreciation)
of investments	(295,536)	(161,057)	(3,216,740)	(7,495)

Net gains (losses) on investments	35,000	(83,433)	(2,315,028)	(8,014)

Net increase (decrease) in net assets resulting from operations	$35,000	$(83,433)	$(2,315,028)	$(8,014)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	PIMCO All Asset Portfolio - Administrative Class	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	PIMCO Emerging Market Bond Portfolio - Administrative Class

Assets
Investments in shares of mutual funds, at fair value	$465,162	$59,123	$196,553	$58,161
Total assets	465,162	59,123	196,553	58,161
Total liabilities	—	—	—	—
Net assets	$465,162	$59,123	$196,553	$58,161

Net assets
Applicable to accumulation units	$465,162	$59,123	$196,553	$58,161
Total net assets	$465,162	$59,123	$196,553	$58,161

Investments in shares of mutual funds, at cost	$471,526	$70,379	$233,357	$60,638

Shares of mutual funds owned	17,357	6,859	28,527	5,787

Accumulation units outstanding	35,295	3,870	21,859	4,701

Statements of Operations
Year ended December 31, 2022
	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	PIMCO All Asset Portfolio - Administrative Class	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	PIMCO Emerging Market Bond Portfolio - Administrative Class

Net investment income (loss)
Investment income:
Dividends	$2,168	$4,243	$38,956	$2,265

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,168	4,243	38,956	2,265

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,161	(3,478)	29,834	(6,859)
Capital gains distributions	46,057	5,244	—	—
Total realized gains (losses) on investments	49,218	1,766	29,834	(6,859)

Change in net unrealized appreciation (depreciation)
of investments	(154,640)	(11,237)	(55,608)	(1,764)

Net gains (losses) on investments	(103,254)	(5,228)	13,182	(6,358)

Net increase (decrease) in net assets resulting from operations	$(103,254)	$(5,228)	$13,182	$(6,358)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	PIMCO High Yield Portfolio - Administrative Class	PIMCO Long-Term U.S. Government Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class

Assets
Investments in shares of mutual funds, at fair value	$2,965,366	$319,008	$1,347,216	$1,280,446
Total assets	2,965,366	319,008	1,347,216	1,280,446
Total liabilities	—	—	—	—
Net assets	$2,965,366	$319,008	$1,347,216	$1,280,446

Net assets
Applicable to accumulation units	$2,965,366	$319,008	$1,347,216	$1,280,446
Total net assets	$2,965,366	$319,008	$1,347,216	$1,280,446

Investments in shares of mutual funds, at cost	$3,117,634	$378,546	$1,418,266	$1,441,284

Shares of mutual funds owned	438,016	40,742	142,111	111,343

Accumulation units outstanding	150,446	30,193	131,412	90,133

Statements of Operations
Year ended December 31, 2022
	PIMCO High Yield Portfolio - Administrative Class	PIMCO Long-Term U.S. Government Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class

Net investment income (loss)
Investment income:
Dividends	$116,936	$4,960	$21,211	$77,196

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	116,936	4,960	21,211	77,196

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(165,731)	(39,317)	(11,073)	(48,534)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(165,731)	(39,317)	(11,073)	(48,534)

Change in net unrealized appreciation (depreciation)
of investments	(151,531)	(44,633)	(67,258)	(167,258)

Net gains (losses) on investments	(200,326)	(78,990)	(57,120)	(138,596)

Net increase (decrease) in net assets resulting from operations	$(200,326)	$(78,990)	$(57,120)	$(138,596)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2010 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$1,481,000	$987,035	$3,381,364	$1,889,744
Total assets	1,481,000	987,035	3,381,364	1,889,744
Total liabilities	—	—	—	—
Net assets	$1,481,000	$987,035	$3,381,364	$1,889,744

Net assets
Applicable to accumulation units	$1,481,000	$987,035	$3,381,364	$1,889,744
Total net assets	$1,481,000	$987,035	$3,381,364	$1,889,744

Investments in shares of mutual funds, at cost	$1,499,812	$1,106,604	$3,577,466	$2,098,165

Shares of mutual funds owned	146,634	109,915	111,376	174,492

Accumulation units outstanding	122,773	73,656	160,301	83,137

Statements of Operations
Year ended December 31, 2022
	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2010 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$22,876	$24,243	$27,160	$53,277

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	22,876	24,243	27,160	53,277

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(12,438)	(69,221)	145,302	(147,750)
Capital gains distributions	2,284	—	405,499	74,860
Total realized gains (losses) on investments	(10,154)	(69,221)	550,801	(72,890)

Change in net unrealized appreciation (depreciation)
of investments	(12,597)	(97,105)	(1,212,371)	(184,703)

Net gains (losses) on investments	125	(142,083)	(634,410)	(204,316)

Net increase (decrease) in net assets resulting from operations	$125	$(142,083)	$(634,410)	$(204,316)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$9,658,809	$29,342,504	$18,195,949	$7,938,644
Total assets	9,658,809	29,342,504	18,195,949	7,938,644
Total liabilities	—	—	—	—
Net assets	$9,658,809	$29,342,504	$18,195,949	$7,938,644

Net assets
Applicable to accumulation units	$9,658,809	$29,342,504	$18,195,949	$7,938,644
Total net assets	$9,658,809	$29,342,504	$18,195,949	$7,938,644

Investments in shares of mutual funds, at cost	$11,126,541	$34,099,680	$21,060,997	$9,238,881

Shares of mutual funds owned	831,223	2,507,906	1,247,152	568,671

Accumulation units outstanding	355,086	1,005,603	570,612	240,345

Statements of Operations
Year ended December 31, 2022
	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$253,038	$789,627	$574,268	$261,136

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	253,038	789,627	574,268	261,136

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(344,936)	(223,422)	(41,189)	(17,815)
Capital gains distributions	536,568	1,857,303	1,240,654	606,252
Total realized gains (losses) on investments	191,632	1,633,881	1,199,465	588,437

Change in net unrealized appreciation (depreciation)
of investments	(1,517,175)	(6,633,719)	(4,675,057)	(2,202,865)

Net gains (losses) on investments	(1,072,505)	(4,210,211)	(2,901,324)	(1,353,292)

Net increase (decrease) in net assets resulting from operations	$(1,072,505)	$(4,210,211)	$(2,901,324)	$(1,353,292)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	Putnam VT Growth Opportunities Fund - Class IB	Putnam VT International Value Fund - Class IB

Assets
Investments in shares of mutual funds, at fair value	$5,037,658	$1,502,028	$2,149,393	$63,712
Total assets	5,037,658	1,502,028	2,149,393	63,712
Total liabilities	—	—	—	—
Net assets	$5,037,658	$1,502,028	$2,149,393	$63,712

Net assets
Applicable to accumulation units	$5,037,658	$1,502,028	$2,149,393	$63,712
Total net assets	$5,037,658	$1,502,028	$2,149,393	$63,712

Investments in shares of mutual funds, at cost	$5,665,856	$1,679,476	$2,826,001	$65,862

Shares of mutual funds owned	371,509	148,422	226,969	6,333

Accumulation units outstanding	258,974	76,151	98,679	5,099

Statements of Operations
Year ended December 31, 2022
	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	Putnam VT Growth Opportunities Fund - Class IB	Putnam VT International Value Fund - Class IB

Net investment income (loss)
Investment income:
Dividends	$164,349	$43,778	$—	$892

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	164,349	43,778	—	892

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,433)	(91,026)	(54,481)	(2,471)
Capital gains distributions	383,874	56,887	347,196	1,556
Total realized gains (losses) on investments	382,441	(34,139)	292,715	(915)

Change in net unrealized appreciation (depreciation)
of investments	(1,525,511)	(166,265)	(1,056,819)	(1,919)

Net gains (losses) on investments	(978,721)	(156,626)	(764,104)	(1,942)

Net increase (decrease) in net assets resulting from operations	$(978,721)	$(156,626)	$(764,104)	$(1,942)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Real Estate Securities Account - Class 1	Rydex VT Basic Materials Fund	Rydex VT Utilities Fund	SAM Balanced Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$11,609,731	$117,567	$4,352	$23,962,467
Total assets	11,609,731	117,567	4,352	23,962,467
Total liabilities	—	—	—	—
Net assets	$11,609,731	$117,567	$4,352	$23,962,467

Net assets
Applicable to accumulation units	$11,609,731	$117,567	$4,352	$23,962,467
Total net assets	$11,609,731	$117,567	$4,352	$23,962,467

Investments in shares of mutual funds, at cost	$14,096,316	$122,337	$4,199	$27,896,747

Shares of mutual funds owned	684,133	1,262	126	1,885,324

Accumulation units outstanding	118,262	8,921	306	1,049,816

Statements of Operations
Year ended December 31, 2022
	Real Estate Securities Account - Class 1	Rydex VT Basic Materials Fund	Rydex VT Utilities Fund	SAM Balanced Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$153,327	$637	$39	$613,906

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	153,327	637	39	613,906

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(26,536)	772	133	(478,597)
Capital gains distributions	848,102	2,110	31	3,405,715
Total realized gains (losses) on investments	821,566	2,882	164	2,927,118

Change in net unrealized appreciation (depreciation)
of investments	(4,315,404)	(10,781)	(228)	(8,339,840)

Net gains (losses) on investments	(3,340,511)	(7,262)	(25)	(4,798,816)

Net increase (decrease) in net assets resulting from operations	$(3,340,511)	$(7,262)	$(25)	$(4,798,816)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	SAM Conservative Balanced Account - Class 1	SAM Conservative Growth Account - Class 1	SAM Flexible Income Account - Class 1	SAM Strategic Growth Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$7,625,192	$32,623,024	$6,428,252	$54,126,244
Total assets	7,625,192	32,623,024	6,428,252	54,126,244
Total liabilities	—	—	—	—
Net assets	$7,625,192	$32,623,024	$6,428,252	$54,126,244

Net assets
Applicable to accumulation units	$7,625,192	$32,623,024	$6,428,252	$54,126,244
Total net assets	$7,625,192	$32,623,024	$6,428,252	$54,126,244

Investments in shares of mutual funds, at cost	$8,800,749	$35,665,110	$7,719,872	$58,276,136

Shares of mutual funds owned	745,376	1,848,330	632,080	2,739,182

Accumulation units outstanding	368,328	1,341,808	329,513	2,139,785

Statements of Operations
Year ended December 31, 2022
	SAM Conservative Balanced Account - Class 1	SAM Conservative Growth Account - Class 1	SAM Flexible Income Account - Class 1	SAM Strategic Growth Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$190,722	$706,869	$193,102	$1,222,759

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	190,722	706,869	193,102	1,222,759

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(161,199)	213,370	(97,934)	294,338
Capital gains distributions	725,178	3,635,083	522,967	5,964,774
Total realized gains (losses) on investments	563,979	3,848,453	425,033	6,259,112

Change in net unrealized appreciation (depreciation)
of investments	(1,945,248)	(11,286,482)	(1,533,075)	(19,942,143)

Net gains (losses) on investments	(1,190,547)	(6,731,160)	(914,940)	(12,460,272)

Net increase (decrease) in net assets resulting from operations	$(1,190,547)	$(6,731,160)	$(914,940)	$(12,460,272)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Short-Term Income Account - Class 1	SmallCap Account - Class 1	T. Rowe Price Health Sciences Portfolio - II	Templeton Developing Markets VIP Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$15,095,503	$5,696,754	$406,582	$227,668
Total assets	15,095,503	5,696,754	406,582	227,668
Total liabilities	—	—	—	—
Net assets	$15,095,503	$5,696,754	$406,582	$227,668

Net assets
Applicable to accumulation units	$15,095,503	$5,696,754	$406,582	$227,668
Total net assets	$15,095,503	$5,696,754	$406,582	$227,668

Investments in shares of mutual funds, at cost	$15,431,329	$7,012,862	$422,647	$263,455

Shares of mutual funds owned	6,263,694	436,868	7,741	30,519

Accumulation units outstanding	1,090,286	127,341	21,856	12,748

Statements of Operations
Year ended December 31, 2022
	Short-Term Income Account - Class 1	SmallCap Account - Class 1	T. Rowe Price Health Sciences Portfolio - II	Templeton Developing Markets VIP Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$171,730	$3,482	$—	$4,032

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	171,730	3,482	—	4,032

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(331,260)	44,958	(12,959)	(39,169)
Capital gains distributions	21,318	1,028,059	7,332	11,652
Total realized gains (losses) on investments	(309,942)	1,073,017	(5,627)	(27,517)

Change in net unrealized appreciation (depreciation)
of investments	(181,257)	(2,378,060)	(16,640)	(22,251)

Net gains (losses) on investments	(319,469)	(1,301,561)	(22,267)	(45,736)

Net increase (decrease) in net assets resulting from operations	$(319,469)	$(1,301,561)	$(22,267)	$(45,736)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Templeton Foreign VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2

Assets
Investments in shares of mutual funds, at fair value	$131,518	$2,106,343	$603,368	$2,187,637
Total assets	131,518	2,106,343	603,368	2,187,637
Total liabilities	—	—	—	—
Net assets	$131,518	$2,106,343	$603,368	$2,187,637

Net assets
Applicable to accumulation units	$131,518	$2,106,343	$603,368	$2,187,637
Total net assets	$131,518	$2,106,343	$603,368	$2,187,637

Investments in shares of mutual funds, at cost	$134,104	$2,463,801	$992,573	$3,330,418

Shares of mutual funds owned	10,807	168,777	140,318	394,169

Accumulation units outstanding	11,218	147,576	41,264	139,230

Statements of Operations
Year ended December 31, 2022
	Templeton Foreign VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2

Net investment income (loss)
Investment income:
Dividends	$2,850	$—	$113,660	$185,058

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,850	—	113,660	185,058

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,861)	(50,694)	(2,811)	16,784
Capital gains distributions	—	—	254,484	919,836
Total realized gains (losses) on investments	(6,861)	(50,694)	251,673	936,620

Change in net unrealized appreciation (depreciation)
of investments	(647)	(46,363)	(436,702)	(1,481,145)

Net gains (losses) on investments	(4,658)	(97,057)	(71,369)	(359,467)

Net increase (decrease) in net assets resulting from operations	$(4,658)	$(97,057)	$(71,369)	$(359,467)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	VanEck VIP Global Resources Fund - Class S Shares	VanEck VIP Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio

Assets
Investments in shares of mutual funds, at fair value	$1,514,379	$1,421,627	$76,071	$1,502,524
Total assets	1,514,379	1,421,627	76,071	1,502,524
Total liabilities	—	—	—	—
Net assets	$1,514,379	$1,421,627	$76,071	$1,502,524

Net assets
Applicable to accumulation units	$1,514,379	$1,421,627	$76,071	$1,502,524
Total net assets	$1,514,379	$1,421,627	$76,071	$1,502,524

Investments in shares of mutual funds, at cost	$2,752,880	$1,168,509	$80,720	$1,566,079

Shares of mutual funds owned	641,686	52,343	2,680	69,177

Accumulation units outstanding	97,030	165,218	7,398	33,451

Statements of Operations
Year ended December 31, 2022
	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	VanEck VIP Global Resources Fund - Class S Shares	VanEck VIP Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio

Net investment income (loss)
Investment income:
Dividends	$241,714	$24,899	$1,008	$11,550

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	241,714	24,899	1,008	11,550

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13,071)	162,805	(263)	(67,786)
Capital gains distributions	972,802	—	—	57,854
Total realized gains (losses) on investments	959,731	162,805	(263)	(9,932)

Change in net unrealized appreciation (depreciation)
of investments	(1,429,943)	(54,233)	(5,403)	(93,566)

Net gains (losses) on investments	(228,498)	133,471	(4,658)	(91,948)

Net increase (decrease) in net assets resulting from operations	$(228,498)	$133,471	$(4,658)	$(91,948)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Wanger International

Assets
Investments in shares of mutual funds, at fair value	$621,920	$12,677,828	$1,095,302
Total assets	621,920	12,677,828	1,095,302
Total liabilities	—	—	—
Net assets	$621,920	$12,677,828	$1,095,302

Net assets
Applicable to accumulation units	$621,920	$12,677,828	$1,095,302
Total net assets	$621,920	$12,677,828	$1,095,302

Investments in shares of mutual funds, at cost	$660,373	$14,525,163	$1,429,123

Shares of mutual funds owned	34,881	592,976	62,660

Accumulation units outstanding	71,076	219,514	95,616

Statements of Operations
Year ended December 31, 2022
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Wanger International

Net investment income (loss)
Investment income:
Dividends	$5,735	$87,295	$9,742

Expenses:
Mortality and expense risks	—	—	—
Net investment income (loss)	5,735	87,295	9,742

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(15,599)	(60,011)	(42,947)
Capital gains distributions	2,118	828,123	192,676
Total realized gains (losses) on investments	(13,481)	768,112	149,729

Change in net unrealized appreciation (depreciation)
of investments	(38,323)	(2,438,772)	(604,831)

Net gains (losses) on investments	(46,069)	(1,583,365)	(445,360)

Net increase (decrease) in net assets resulting from operations	$(46,069)	$(1,583,365)	$(445,360)

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Net assets as of January 1, 2021	$1,228,894	$393,705	$2,338,957	$29,897
Increase (decrease) in net assets
Operations:
Net investment income (loss)	29,846	—	26,627	—
Total realized gains (losses) on investments	30,667	99,967	127,014	17,591
Change in net unrealized appreciation (depreciation)
of investments	73,963	(62,920)	733,429	1,299
Net gains (losses) on investments	134,476	37,047	887,070	18,890
Net increase (decrease) in net assets resulting from operations	134,476	37,047	887,070	18,890
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	282,686	47,111	1,567,722	160,559
Contract terminations and surrenders	(24,738)	(31,863)	(54,985)	—
Death benefit payments	—	—	—	—
Policy loan transfers	1,340	—	5,963	—
Transfers to other contracts	(109,775)	(13,398)	(800,557)	(28,216)
Cost of insurance and administration charges	(51,846)	(9,195)	(141,420)	(3,889)
Mortality and expenses charges	(1,137)	(195)	(4,682)	(338)
Surrender charges (refunds)	(5,235)	(6,743)	(11,498)	—
Increase (decrease) in net assets from policy related transactions	91,295	(14,283)	560,543	128,116
Total increase (decrease)	225,771	22,764	1,447,613	147,006
Net assets as of December 31, 2021	1,454,665	416,469	3,786,570	176,903

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67,969	—	40,802	—
Total realized gains (losses) on investments	(14,375)	122,022	517,723	(11,646)
Change in net unrealized appreciation (depreciation)
of investments	(244,592)	(283,031)	(1,152,188)	(45,450)
Net gains (losses) on investments	(190,998)	(161,009)	(593,663)	(57,096)
Net increase (decrease) in net assets resulting from operations	(190,998)	(161,009)	(593,663)	(57,096)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	436,596	33,238	2,313,003	247,030
Contract terminations and surrenders	(59,167)	(2,456)	(49,007)	(42)
Death benefit payments	—	—	(557)	—
Policy loan transfers	(2,219)	(9,633)	(91,846)	1
Transfers to other contracts	(70,687)	(15,422)	(1,346,506)	(117,985)
Cost of insurance and administration charges	(56,990)	(8,479)	(157,479)	(11,388)
Mortality and expenses charges	(1,097)	(151)	(5,273)	(1,062)
Surrender charges (refunds)	(8,179)	(350)	(6,980)	3
Increase (decrease) in net assets from policy related transactions	238,257	(3,253)	655,355	116,557
Total increase (decrease)	47,259	(164,262)	61,692	59,461
Net assets as of December 31, 2022	$1,501,924	$252,207	$3,848,262	$236,364

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	American Century VP Capital Appreciation Fund - Class II	American Century VP Disciplined Core Value Fund - Class II	American Century VP Inflation Protection Fund - Class II

Net assets as of January 1, 2021	$—	$891,320	$1,504,819	$727,418
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	15,537	28,035
Total realized gains (losses) on investments	(10)	127,173	283,459	8,685
Change in net unrealized appreciation (depreciation)
of investments	(18)	(22,116)	64,685	16,941
Net gains (losses) on investments	(28)	105,057	363,681	53,661
Net increase (decrease) in net assets resulting from operations	(28)	105,057	363,681	53,661
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,429	528,015	546,321	381,519
Contract terminations and surrenders	—	(32,347)	(4,857)	(23,717)
Death benefit payments	—	—	—	(256)
Policy loan transfers	—	(6,740)	(30,632)	(187)
Transfers to other contracts	(1,507)	(140,842)	(149,094)	(112,466)
Cost of insurance and administration charges	(56)	(51,286)	(93,000)	(46,415)
Mortality and expenses charges	(7)	(1,228)	(2,423)	(903)
Surrender charges (refunds)	—	(6,876)	(1,028)	(5,019)
Increase (decrease) in net assets from policy related transactions	6,859	288,696	265,287	192,556
Total increase (decrease)	6,831	393,753	628,968	246,217
Net assets as of December 31, 2021	6,831	1,285,073	2,133,787	973,635

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	38,102	62,089
Total realized gains (losses) on investments	3,167	68,051	415,737	(26,138)
Change in net unrealized appreciation (depreciation)
of investments	(6,732)	(441,029)	(788,130)	(197,731)
Net gains (losses) on investments	(3,565)	(372,978)	(334,291)	(161,780)
Net increase (decrease) in net assets resulting from operations	(3,565)	(372,978)	(334,291)	(161,780)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	31,287	369,242	1,118,603	784,129
Contract terminations and surrenders	—	(7,209)	(44,478)	(113,743)
Death benefit payments	—	—	—	(817)
Policy loan transfers	—	(21,133)	(37,355)	(449)
Transfers to other contracts	(2,099)	(169,774)	(331,473)	(331,885)
Cost of insurance and administration charges	(479)	(51,939)	(113,381)	(59,177)
Mortality and expenses charges	(49)	(1,336)	(3,092)	(1,122)
Surrender charges (refunds)	—	(1,454)	(4,342)	(14,680)
Increase (decrease) in net assets from policy related transactions	28,660	116,397	584,482	262,256
Total increase (decrease)	25,095	(256,581)	250,191	100,476
Net assets as of December 31, 2022	$31,926	$1,028,492	$2,383,978	$1,074,111

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Century VP International Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Capital World Bond Fund – Class 2

Net assets as of January 1, 2021	$149	$2,946,184	$1,426,679	$109,117
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	40,950	27,891	3,071
Total realized gains (losses) on investments	33	167,857	30,667	3,641
Change in net unrealized appreciation (depreciation)
of investments	(552)	508,822	294,229	(13,250)
Net gains (losses) on investments	(519)	717,629	352,787	(6,538)
Net increase (decrease) in net assets resulting from operations	(519)	717,629	352,787	(6,538)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,352	1,617,713	354,405	177,815
Contract terminations and surrenders	—	(52,389)	(43,025)	(766)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(62,077)	(1,336)	—
Transfers to other contracts	(3,047)	(583,804)	(50,902)	(52,532)
Cost of insurance and administration charges	(295)	(156,200)	(84,248)	(6,165)
Mortality and expenses charges	(23)	(5,233)	(1,682)	(537)
Surrender charges (refunds)	—	(10,734)	(9,105)	42
Increase (decrease) in net assets from policy related transactions	14,987	747,276	164,107	117,857
Total increase (decrease)	14,468	1,464,905	516,894	111,319
Net assets as of December 31, 2021	14,617	4,411,089	1,943,573	220,436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	182	116,663	44,789	672
Total realized gains (losses) on investments	1,127	600,245	199,101	(41,730)
Change in net unrealized appreciation (depreciation)
of investments	(4,911)	(743,279)	(207,178)	(12,913)
Net gains (losses) on investments	(3,602)	(26,371)	36,712	(53,971)
Net increase (decrease) in net assets resulting from operations	(3,602)	(26,371)	36,712	(53,971)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	27,237	5,181,237	993,330	456,887
Contract terminations and surrenders	—	(60,885)	(5,733)	(6,366)
Death benefit payments	—	—	—	(74)
Policy loan transfers	—	(33,547)	(23,371)	(1)
Transfers to other contracts	(2,206)	(2,704,511)	(212,640)	(375,702)
Cost of insurance and administration charges	(826)	(208,688)	(116,819)	(9,853)
Mortality and expenses charges	(76)	(8,982)	(2,662)	(917)
Surrender charges (refunds)	—	(7,700)	(857)	489
Increase (decrease) in net assets from policy related transactions	24,129	2,156,924	631,248	64,463
Total increase (decrease)	20,527	2,130,553	667,960	10,492
Net assets as of December 31, 2022	$35,144	$6,541,642	$2,611,533	$230,928

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Funds Insurance Series® Global Balanced Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® International Fund - Class 2

Net assets as of January 1, 2021	$218,839	$—	$7,073,199	$2,371,603
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,942	—	21,694	72,488
Total realized gains (losses) on investments	21,642	—	1,367,625	68,112
Change in net unrealized appreciation (depreciation)
of investments	3,662	—	388,081	(195,484)
Net gains (losses) on investments	28,246	—	1,777,400	(54,884)
Net increase (decrease) in net assets resulting from operations	28,246	—	1,777,400	(54,884)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	127,852	—	4,057,630	1,115,104
Contract terminations and surrenders	—	—	(169,682)	(68,095)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	(33,667)	(13,601)
Transfers to other contracts	(37,802)	—	(591,935)	(271,315)
Cost of insurance and administration charges	(10,044)	—	(336,924)	(117,096)
Mortality and expenses charges	(156)	—	(10,466)	(3,010)
Surrender charges (refunds)	—	—	(33,367)	(13,343)
Increase (decrease) in net assets from policy related transactions	79,850	—	2,881,589	628,644
Total increase (decrease)	108,096	—	4,658,989	573,760
Net assets as of December 31, 2021	326,935	—	11,732,188	2,945,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	39,371	56,101
Total realized gains (losses) on investments	(7,372)	1,275	1,266,631	296,117
Change in net unrealized appreciation (depreciation)
of investments	(50,096)	(1,359)	(5,127,266)	(1,015,517)
Net gains (losses) on investments	(57,468)	(84)	(3,821,264)	(663,299)
Net increase (decrease) in net assets resulting from operations	(57,468)	(84)	(3,821,264)	(663,299)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	233,350	3,858	11,035,953	2,655,575
Contract terminations and surrenders	(10,725)	—	(85,556)	(36,120)
Death benefit payments	—	—	—	—
Policy loan transfers	(12,263)	—	(118,744)	(45,088)
Transfers to other contracts	(48,783)	(67)	(6,783,219)	(1,457,882)
Cost of insurance and administration charges	(13,655)	(32)	(445,699)	(132,091)
Mortality and expenses charges	(407)	(7)	(14,992)	(3,566)
Surrender charges (refunds)	(9,218)	—	(9,257)	(3,694)
Increase (decrease) in net assets from policy related transactions	138,299	3,752	3,578,486	977,134
Total increase (decrease)	80,831	3,668	(242,778)	313,835
Net assets as of December 31, 2022	$407,766	$3,668	$11,489,410	$3,259,198

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Net assets as of January 1, 2021	$2,748,510	$2,953,984	$355,896	$89,961
Increase (decrease) in net assets
Operations:
Net investment income (loss)	34,227	60,566	1,869	—
Total realized gains (losses) on investments	311,205	135,620	6,118	17,490
Change in net unrealized appreciation (depreciation)
of investments	(221,626)	735,499	87,147	(1,199)
Net gains (losses) on investments	123,806	931,685	95,134	16,291
Net increase (decrease) in net assets resulting from operations	123,806	931,685	95,134	16,291
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,535,942	1,918,654	101,501	91,806
Contract terminations and surrenders	(73,260)	(96,677)	(5,417)	—
Death benefit payments	(309)	(272)	—	—
Policy loan transfers	(29,505)	4,389	(1,304)	—
Transfers to other contracts	(951,818)	(614,197)	(22,396)	(17,667)
Cost of insurance and administration charges	(140,807)	(170,530)	(23,466)	(5,963)
Mortality and expenses charges	(4,802)	(5,636)	(493)	(520)
Surrender charges (refunds)	(4,214)	(15,086)	(1,152)	—
Increase (decrease) in net assets from policy related transactions	1,331,227	1,020,645	47,273	67,656
Total increase (decrease)	1,455,033	1,952,330	142,407	83,947
Net assets as of December 31, 2021	4,203,543	4,906,314	498,303	173,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,566	115,067	1,950	—
Total realized gains (losses) on investments	310,166	1,160,418	94,879	(23,050)
Change in net unrealized appreciation (depreciation)
of investments	(1,406,658)	(1,667,065)	(172,474)	(67,029)
Net gains (losses) on investments	(1,025,926)	(391,580)	(75,645)	(90,079)
Net increase (decrease) in net assets resulting from operations	(1,025,926)	(391,580)	(75,645)	(90,079)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,047,037	8,973,972	144,863	343,193
Contract terminations and surrenders	(84,582)	(49,877)	(2,654)	(23,464)
Death benefit payments	(2,985)	(842)	—	—
Policy loan transfers	(23,542)	(33,373)	(6,589)	—
Transfers to other contracts	(2,335,680)	(6,695,991)	(46,519)	(285,457)
Cost of insurance and administration charges	(190,982)	(219,435)	(24,701)	(7,679)
Mortality and expenses charges	(8,291)	(9,298)	(405)	(715)
Surrender charges (refunds)	336	(6,888)	(378)	1,801
Increase (decrease) in net assets from policy related transactions	2,401,311	1,958,268	63,617	27,679
Total increase (decrease)	1,375,385	1,566,688	(12,028)	(62,400)
Net assets as of December 31, 2022	$5,578,928	$6,473,002	$486,275	$111,508

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F

Net assets as of January 1, 2021	$3,029	$49,528	$1,181,714	$199,706
Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	135	28,930	9,113
Total realized gains (losses) on investments	322	8,590	(14,959)	37,527
Change in net unrealized appreciation (depreciation)
of investments	1,260	8,071	(38,548)	(17,122)
Net gains (losses) on investments	1,610	16,796	(24,577)	29,518
Net increase (decrease) in net assets resulting from operations	1,610	16,796	(24,577)	29,518
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,111	39,715	1,356,112	533,809
Contract terminations and surrenders	—	—	(3,230)	(9,165)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	(718)	(14,313)	(585,571)	(128,238)
Cost of insurance and administration charges	(664)	(2,402)	(40,089)	(12,401)
Mortality and expenses charges	(56)	(212)	(3,428)	(1,070)
Surrender charges (refunds)	—	—	176	498
Increase (decrease) in net assets from policy related transactions	11,673	22,788	723,970	383,433
Total increase (decrease)	13,283	39,584	699,393	412,951
Net assets as of December 31, 2021	16,312	89,112	1,881,107	612,657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	946	41,220	23,275
Total realized gains (losses) on investments	(1,146)	25,258	(151,650)	(33,727)
Change in net unrealized appreciation (depreciation)
of investments	(3,564)	(44,783)	(142,601)	(87,892)
Net gains (losses) on investments	(4,681)	(18,579)	(253,031)	(98,344)
Net increase (decrease) in net assets resulting from operations	(4,681)	(18,579)	(253,031)	(98,344)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	101,729	239,135	6,659,411	652,073
Contract terminations and surrenders	—	—	(2,738)	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	(178)	(295)	109
Transfers to other contracts	(35,736)	(35,767)	(6,152,687)	(340,072)
Cost of insurance and administration charges	(1,350)	(5,889)	(48,020)	(21,140)
Mortality and expenses charges	(125)	(555)	(4,402)	(1,923)
Surrender charges (refunds)	—	—	210	—
Increase (decrease) in net assets from policy related transactions	64,518	196,746	451,479	289,047
Total increase (decrease)	59,837	178,167	198,448	190,703
Net assets as of December 31, 2022	$76,149	$267,279	$2,079,555	$803,360

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000® Small Cap Index Portfolio® - Class F	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Net assets as of January 1, 2021	$1,482,035	$2,871,200	$346,579	$3,161,271
Increase (decrease) in net assets
Operations:
Net investment income (loss)	36,722	32,567	5,297	32,140
Total realized gains (losses) on investments	(4,880)	352,364	45,786	199,886
Change in net unrealized appreciation (depreciation)
of investments	(57,557)	23,540	47,285	537,122
Net gains (losses) on investments	(25,715)	408,471	98,368	769,148
Net increase (decrease) in net assets resulting from operations	(25,715)	408,471	98,368	769,148
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	480,558	2,904,044	13,975	773,347
Contract terminations and surrenders	(31,420)	(61,912)	(39,680)	(77,007)
Death benefit payments	—	—	—	—
Policy loan transfers	826	(6,035)	313	(1,774)
Transfers to other contracts	(263,300)	(1,176,526)	(6,086)	(293,113)
Cost of insurance and administration charges	(71,344)	(163,554)	(16,267)	(141,715)
Mortality and expenses charges	(2,155)	(6,825)	(347)	(2,724)
Surrender charges (refunds)	(6,848)	(9,768)	(8,397)	(16,296)
Increase (decrease) in net assets from policy related transactions	106,317	1,479,424	(56,489)	240,718
Total increase (decrease)	80,602	1,887,895	41,879	1,009,866
Net assets as of December 31, 2021	1,562,637	4,759,095	388,458	4,171,137

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33,657	49,667	4,086	36,829
Total realized gains (losses) on investments	(47,644)	400,675	30,560	455,378
Change in net unrealized appreciation (depreciation)
of investments	(165,032)	(1,544,596)	(105,503)	(1,066,485)
Net gains (losses) on investments	(179,019)	(1,094,254)	(70,857)	(574,278)
Net increase (decrease) in net assets resulting from operations	(179,019)	(1,094,254)	(70,857)	(574,278)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	600,096	5,509,519	15,469	750,788
Contract terminations and surrenders	(381,205)	(192,668)	(2,162)	(55,113)
Death benefit payments	—	(3,118)	—	(837)
Policy loan transfers	(1,999)	(10,884)	(2,149)	(37,896)
Transfers to other contracts	(284,681)	(2,347,458)	(3,730)	(168,320)
Cost of insurance and administration charges	(65,868)	(222,561)	(15,478)	(163,201)
Mortality and expenses charges	(1,631)	(11,228)	(279)	(2,414)
Surrender charges (refunds)	24,390	9,618	(308)	(7,850)
Increase (decrease) in net assets from policy related transactions	(110,898)	2,731,220	(8,637)	315,157
Total increase (decrease)	(289,917)	1,636,966	(79,494)	(259,121)
Net assets as of December 31, 2022	$1,272,720	$6,396,061	$308,964	$3,912,016

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	ClearBridge Mid Cap Portfolio - Class I	ClearBridge Small Cap Growth Portfolio - Class I	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value - Service Class

Net assets as of January 1, 2021	$494,193	$780,636	$3,745,666	$1,863,407
Increase (decrease) in net assets
Operations:
Net investment income (loss)	194	—	107,427	14,235
Total realized gains (losses) on investments	116,834	399,942	149,131	31,868
Change in net unrealized appreciation (depreciation)
of investments	61,150	(275,713)	(269,687)	614,813
Net gains (losses) on investments	178,178	124,229	(13,129)	660,916
Net increase (decrease) in net assets resulting from operations	178,178	124,229	(13,129)	660,916
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	448,879	1,729,443	3,037,969	864,038
Contract terminations and surrenders	(4,519)	(50,540)	(45,285)	(66,778)
Death benefit payments	(292)	—	—	(259)
Policy loan transfers	7,783	—	(14,663)	3,059
Transfers to other contracts	(29,790)	(490,583)	(1,692,264)	(278,744)
Cost of insurance and administration charges	(42,864)	(49,078)	(174,099)	(118,879)
Mortality and expenses charges	(931)	(4,273)	(6,789)	(2,583)
Surrender charges (refunds)	(956)	2,749	(9,532)	(13,924)
Increase (decrease) in net assets from policy related transactions	377,310	1,137,718	1,095,337	385,930
Total increase (decrease)	555,488	1,261,947	1,082,208	1,046,846
Net assets as of December 31, 2021	1,049,681	2,042,583	4,827,874	2,910,253

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,713	—	214,969	14,524
Total realized gains (losses) on investments	80,241	(220,894)	(77,053)	183,191
Change in net unrealized appreciation (depreciation)
of investments	(355,208)	(411,967)	(980,212)	(573,367)
Net gains (losses) on investments	(271,254)	(632,861)	(842,296)	(375,652)
Net increase (decrease) in net assets resulting from operations	(271,254)	(632,861)	(842,296)	(375,652)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	416,070	5,147,788	6,373,799	1,144,656
Contract terminations and surrenders	(8,529)	(11,085)	(58,228)	(45,315)
Death benefit payments	—	—	(10,386)	—
Policy loan transfers	(10,738)	(177)	(33,120)	(3,880)
Transfers to other contracts	(121,184)	(4,098,487)	(2,184,719)	(459,106)
Cost of insurance and administration charges	(49,357)	(65,572)	(265,061)	(138,575)
Mortality and expenses charges	(1,156)	(6,131)	(14,323)	(3,244)
Surrender charges (refunds)	(180)	851	(6,569)	(5,925)
Increase (decrease) in net assets from policy related transactions	224,926	967,187	3,801,393	488,611
Total increase (decrease)	(46,328)	334,326	2,959,097	112,959
Net assets as of December 31, 2022	$1,003,353	$2,376,909	$7,786,971	$3,023,212

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1

Net assets as of January 1, 2021	$3,987,787	$10,503	$374,184	$8,465,207
Increase (decrease) in net assets
Operations:
Net investment income (loss)	73,545	632	4,285	244,101
Total realized gains (losses) on investments	187,294	2,380	(3,849)	381,410
Change in net unrealized appreciation (depreciation)
of investments	181,221	(129)	118,144	1,619,778
Net gains (losses) on investments	442,060	2,883	118,580	2,245,289
Net increase (decrease) in net assets resulting from operations	442,060	2,883	118,580	2,245,289
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,861,062	38,161	157,563	5,993,238
Contract terminations and surrenders	(65,379)	—	(689)	(166,835)
Death benefit payments	(283)	—	—	(2,276)
Policy loan transfers	(15,711)	—	(9,430)	(29,153)
Transfers to other contracts	(430,815)	(35,446)	(77,875)	(1,471,090)
Cost of insurance and administration charges	(220,460)	(1,065)	(20,900)	(443,688)
Mortality and expenses charges	(7,599)	(93)	(453)	(18,457)
Surrender charges (refunds)	(13,610)	—	(151)	(19,951)
Increase (decrease) in net assets from policy related transactions	2,107,205	1,557	48,065	3,841,788
Total increase (decrease)	2,549,265	4,440	166,645	6,087,077
Net assets as of December 31, 2021	6,537,052	14,943	540,829	14,552,284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	189,562	2,273	2,505	321,321
Total realized gains (losses) on investments	637,340	(2,089)	1,933	2,031,801
Change in net unrealized appreciation (depreciation)
of investments	(2,258,718)	(3,204)	(100,638)	(3,872,834)
Net gains (losses) on investments	(1,431,816)	(3,020)	(96,200)	(1,519,712)
Net increase (decrease) in net assets resulting from operations	(1,431,816)	(3,020)	(96,200)	(1,519,712)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,877,022	93,856	273,972	10,419,239
Contract terminations and surrenders	(57,020)	—	(3,204)	(794,107)
Death benefit payments	—	—	—	(8,423)
Policy loan transfers	(51,577)	—	(430)	(58,583)
Transfers to other contracts	(1,358,059)	(46,015)	(125,937)	(3,619,291)
Cost of insurance and administration charges	(277,623)	(1,376)	(23,299)	(593,478)
Mortality and expenses charges	(12,172)	(125)	(464)	(30,392)
Surrender charges (refunds)	(8,466)	—	(456)	40,299
Increase (decrease) in net assets from policy related transactions	2,112,105	46,340	120,182	5,355,264
Total increase (decrease)	680,289	43,320	23,982	3,835,552
Net assets as of December 31, 2022	$7,217,341	$58,263	$564,811	$18,387,836

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Extended Market Index Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Service Class

Net assets as of January 1, 2021	$11,739,974	$1,950,279	$44,765	$14,358,883
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,577	45,174	3,353	1,817
Total realized gains (losses) on investments	2,257,324	367,190	25,830	—
Change in net unrealized appreciation (depreciation)
of investments	1,153,815	106,903	(9,148)	—
Net gains (losses) on investments	3,414,716	519,267	20,035	1,817
Net increase (decrease) in net assets resulting from operations	3,414,716	519,267	20,035	1,817
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,515,564	907,840	350,952	92,902,111
Contract terminations and surrenders	(210,485)	(20,541)	—	(598,317)
Death benefit payments	—	—	—	—
Policy loan transfers	(150,902)	(3,103)	—	(37,408)
Transfers to other contracts	(1,346,087)	(255,083)	(55,911)	(85,758,622)
Cost of insurance and administration charges	(570,293)	(93,597)	(15,697)	(1,200,224)
Mortality and expenses charges	(12,186)	(2,252)	(272)	(50,000)
Surrender charges (refunds)	(44,554)	(4,347)	—	(102,410)
Increase (decrease) in net assets from policy related transactions	1,181,057	528,917	279,072	5,155,130
Total increase (decrease)	4,595,773	1,048,184	299,107	5,156,947
Net assets as of December 31, 2021	16,335,747	2,998,463	343,872	19,515,830

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,517	55,860	6,212	455,418
Total realized gains (losses) on investments	834,331	138,346	(17,527)	—
Change in net unrealized appreciation (depreciation)
of investments	(5,389,677)	(347,559)	(56,423)	—
Net gains (losses) on investments	(4,514,829)	(153,353)	(67,738)	455,418
Net increase (decrease) in net assets resulting from operations	(4,514,829)	(153,353)	(67,738)	455,418
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,736,510	1,019,420	493,844	48,996,369
Contract terminations and surrenders	(198,110)	(64,462)	(401)	(1,539,648)
Death benefit payments	(3,041)	—	—	(18,298)
Policy loan transfers	(102,052)	6,478	(7,554)	(645,725)
Transfers to other contracts	(1,743,086)	(457,751)	(210,116)	(26,498,066)
Cost of insurance and administration charges	(619,015)	(111,350)	(25,924)	(1,620,683)
Mortality and expenses charges	(12,041)	(2,739)	(674)	(86,292)
Surrender charges (refunds)	(28,218)	(9,263)	(485)	(117,678)
Increase (decrease) in net assets from policy related transactions	2,030,947	380,333	248,690	18,469,979
Total increase (decrease)	(2,483,882)	226,980	180,952	18,925,397
Net assets as of December 31, 2022	$13,851,865	$3,225,443	$524,824	$38,441,227

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP International Index Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2

Net assets as of January 1, 2021	$2,967,137	$411,717	$5,723,465	$551,652
Increase (decrease) in net assets
Operations:
Net investment income (loss)	185,738	31,581	26,095	26,222
Total realized gains (losses) on investments	(18,734)	24,738	1,368,333	31,359
Change in net unrealized appreciation (depreciation)
of investments	(24,933)	(26,774)	85,929	(29,343)
Net gains (losses) on investments	142,071	29,545	1,480,357	28,238
Net increase (decrease) in net assets resulting from operations	142,071	29,545	1,480,357	28,238
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,231,862	1,161,869	1,745,632	906,007
Contract terminations and surrenders	(52,201)	—	(165,371)	(3,800)
Death benefit payments	(251)	—	(2,202)	—
Policy loan transfers	57,440	(986)	(98,617)	—
Transfers to other contracts	(466,869)	(183,791)	(572,007)	(216,617)
Cost of insurance and administration charges	(147,668)	(48,324)	(339,779)	(31,928)
Mortality and expenses charges	(2,798)	(1,525)	(6,798)	(2,779)
Surrender charges (refunds)	(11,047)	—	(35,106)	207
Increase (decrease) in net assets from policy related transactions	608,468	927,243	525,752	651,090
Total increase (decrease)	750,539	956,788	2,006,109	679,328
Net assets as of December 31, 2021	3,717,676	1,368,505	7,729,574	1,230,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	197,440	49,554	20,090	63,326
Total realized gains (losses) on investments	(43,971)	(28,983)	510,636	(63,135)
Change in net unrealized appreciation (depreciation)
of investments	(601,902)	(270,741)	(1,691,422)	(160,123)
Net gains (losses) on investments	(448,433)	(250,170)	(1,160,696)	(159,932)
Net increase (decrease) in net assets resulting from operations	(448,433)	(250,170)	(1,160,696)	(159,932)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,071,775	3,072,213	1,744,618	2,855,739
Contract terminations and surrenders	(69,716)	(12,536)	(187,652)	(5,513)
Death benefit payments	—	—	(57)	(2,551)
Policy loan transfers	(16,684)	(716)	(14,480)	—
Transfers to other contracts	(406,748)	(1,569,521)	(507,447)	(2,047,232)
Cost of insurance and administration charges	(153,945)	(96,125)	(362,736)	(49,893)
Mortality and expenses charges	(2,696)	(3,914)	(6,166)	(4,659)
Surrender charges (refunds)	(8,895)	(35)	(28,743)	423
Increase (decrease) in net assets from policy related transactions	413,091	1,389,366	637,337	746,314
Total increase (decrease)	(35,342)	1,139,196	(523,359)	586,382
Net assets as of December 31, 2022	$3,682,334	$2,507,701	$7,206,215	$1,817,362

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Total Market Index Portfolio - Service Class 2	Franklin Income VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2

Net assets as of January 1, 2021	$922,837	$73,492	$2,285,672	$1,213
Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,632	5,150	73,782	—
Total realized gains (losses) on investments	83,827	3,316	(158)	157
Change in net unrealized appreciation (depreciation)
of investments	219,733	8,105	369,602	(106)
Net gains (losses) on investments	320,192	16,571	443,226	51
Net increase (decrease) in net assets resulting from operations	320,192	16,571	443,226	51
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,261,979	143,598	462,845	14
Contract terminations and surrenders	—	—	(26,312)	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	(9,493)	—
Transfers to other contracts	(186,928)	(24,982)	(132,677)	(1,273)
Cost of insurance and administration charges	(57,446)	(3,636)	(109,630)	(2)
Mortality and expenses charges	(2,811)	(315)	(2,376)	(3)
Surrender charges (refunds)	—	—	(5,622)	—
Increase (decrease) in net assets from policy related transactions	1,014,794	114,665	176,735	(1,264)
Total increase (decrease)	1,334,986	131,236	619,961	(1,213)
Net assets as of December 31, 2021	2,257,823	204,728	2,905,633	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46,626	14,879	39,959	432
Total realized gains (losses) on investments	79,323	8,531	237,414	2,374
Change in net unrealized appreciation (depreciation)
of investments	(693,523)	(40,540)	(414,329)	(3,699)
Net gains (losses) on investments	(567,574)	(17,130)	(136,956)	(893)
Net increase (decrease) in net assets resulting from operations	(567,574)	(17,130)	(136,956)	(893)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,600,650	419,733	418,164	29,954
Contract terminations and surrenders	(11,350)	(1,110)	(86,557)	—
Death benefit payments	—	—	(1,054)	—
Policy loan transfers	(7,736)	—	(24,857)	—
Transfers to other contracts	(3,282,901)	(174,626)	(147,553)	(1,458)
Cost of insurance and administration charges	(118,799)	(8,370)	(118,845)	(387)
Mortality and expenses charges	(6,653)	(778)	(2,179)	(35)
Surrender charges (refunds)	(1,617)	85	(5,153)	—
Increase (decrease) in net assets from policy related transactions	2,171,594	234,934	31,966	28,074
Total increase (decrease)	1,604,020	217,804	(104,990)	27,181
Net assets as of December 31, 2022	$3,861,843	$422,532	$2,800,643	$27,181

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Franklin Rising Dividends VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Net assets as of January 1, 2021	$3,516,581	$1,143,323	$58,961	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	35,682	15,795	6,343	—
Total realized gains (losses) on investments	213,721	59,106	(46)	—
Change in net unrealized appreciation (depreciation)
of investments	745,876	228,332	(2,500)	(1)
Net gains (losses) on investments	995,279	303,233	3,797	(1)
Net increase (decrease) in net assets resulting from operations	995,279	303,233	3,797	(1)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,019,714	665,896	173,489	99
Contract terminations and surrenders	(109,256)	(16,809)	(528)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(13,711)	(12,287)	—	—
Transfers to other contracts	(254,569)	(270,362)	(60,756)	(2)
Cost of insurance and administration charges	(178,548)	(57,013)	(5,227)	(1)
Mortality and expenses charges	(4,131)	(1,601)	(454)	—
Surrender charges (refunds)	(23,120)	(3,557)	29	—
Increase (decrease) in net assets from policy related transactions	436,379	304,267	106,553	96
Total increase (decrease)	1,431,658	607,500	110,350	95
Net assets as of December 31, 2021	4,948,239	1,750,823	169,311	95

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,018	17,377	16,980	23
Total realized gains (losses) on investments	650,132	280,843	(12,668)	(49)
Change in net unrealized appreciation (depreciation)
of investments	(1,204,589)	(469,090)	(40,103)	(39)
Net gains (losses) on investments	(515,439)	(170,870)	(35,791)	(65)
Net increase (decrease) in net assets resulting from operations	(515,439)	(170,870)	(35,791)	(65)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,997,081	926,126	527,783	1,063
Contract terminations and surrenders	(125,579)	(44,311)	—	—
Death benefit payments	(3,897)	(262)	—	—
Policy loan transfers	(56,222)	(8,008)	—	—
Transfers to other contracts	(1,640,759)	(259,881)	(167,528)	(130)
Cost of insurance and administration charges	(206,674)	(78,176)	(10,171)	(25)
Mortality and expenses charges	(5,586)	(2,835)	(944)	—
Surrender charges (refunds)	(17,887)	(6,312)	—	—
Increase (decrease) in net assets from policy related transactions	940,477	526,341	349,140	908
Total increase (decrease)	425,038	355,471	313,349	843
Net assets as of December 31, 2022	$5,373,277	$2,106,294	$482,660	$938

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Global Emerging Markets Account - Class 1	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares

Net assets as of January 1, 2021	$3,829,249	$2,233,851	$354,473	$122,437
Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,143	51,334	—	770
Total realized gains (losses) on investments	166,932	(11,021)	88,325	5,855
Change in net unrealized appreciation (depreciation)
of investments	(213,771)	(72,040)	(43,886)	32,246
Net gains (losses) on investments	(25,696)	(31,727)	44,439	38,871
Net increase (decrease) in net assets resulting from operations	(25,696)	(31,727)	44,439	38,871
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,885,231	1,098,712	110,689	65,346
Contract terminations and surrenders	(80,961)	(42,256)	(10,682)	(4,076)
Death benefit payments	(285)	—	—	(259)
Policy loan transfers	(4,478)	6,704	(62)	—
Transfers to other contracts	(481,881)	(545,327)	469	(25,147)
Cost of insurance and administration charges	(198,110)	(135,015)	(19,052)	(7,302)
Mortality and expenses charges	(5,075)	(3,411)	(313)	(201)
Surrender charges (refunds)	(17,133)	(8,942)	(2,260)	(863)
Increase (decrease) in net assets from policy related transactions	1,097,308	370,465	78,789	27,498
Total increase (decrease)	1,071,612	338,738	123,228	66,369
Net assets as of December 31, 2021	4,900,861	2,572,589	477,701	188,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74,194	35,646	—	3,404
Total realized gains (losses) on investments	456,714	(88,276)	127,716	84,612
Change in net unrealized appreciation (depreciation)
of investments	(1,656,161)	(260,652)	(295,080)	(88,879)
Net gains (losses) on investments	(1,125,253)	(313,282)	(167,364)	(863)
Net increase (decrease) in net assets resulting from operations	(1,125,253)	(313,282)	(167,364)	(863)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,717,778	2,160,841	213,336	339,297
Contract terminations and surrenders	(45,857)	(53,492)	(2,246)	(116)
Death benefit payments	(1,608)	—	(129)	—
Policy loan transfers	(60,381)	(32,077)	(36,283)	(2,483)
Transfers to other contracts	(650,555)	(1,725,138)	(38,966)	(57,420)
Cost of insurance and administration charges	(203,787)	(151,480)	(20,197)	(13,773)
Mortality and expenses charges	(4,863)	(3,519)	(262)	(448)
Surrender charges (refunds)	(6,335)	(4,760)	(320)	(17)
Increase (decrease) in net assets from policy related transactions	744,392	190,375	114,933	265,040
Total increase (decrease)	(380,861)	(122,907)	(52,431)	264,177
Net assets as of December 31, 2022	$4,520,000	$2,449,682	$425,270	$452,983

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Core Equity Fund - Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares

Net assets as of January 1, 2021	$270,218	$59,448	$43,341	$85,426
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,642	—	771	2,788
Total realized gains (losses) on investments	9,022	108,028	7,272	4,381
Change in net unrealized appreciation (depreciation)
of investments	69,785	(51,805)	(3,830)	14,818
Net gains (losses) on investments	80,449	56,223	4,213	21,987
Net increase (decrease) in net assets resulting from operations	80,449	56,223	4,213	21,987
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	78,275	1,004,050	71,277	148,978
Contract terminations and surrenders	(2,540)	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	(17)	—	—	—
Transfers to other contracts	(6,668)	(73,023)	(27,402)	(119,062)
Cost of insurance and administration charges	(18,033)	(21,250)	(3,523)	(3,607)
Mortality and expenses charges	(333)	(1,848)	(305)	(315)
Surrender charges (refunds)	(538)	—	—	—
Increase (decrease) in net assets from policy related transactions	50,146	907,929	40,047	25,994
Total increase (decrease)	130,595	964,152	44,260	47,981
Net assets as of December 31, 2021	400,813	1,023,600	87,601	133,407

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,866	—	4,071	3,105
Total realized gains (losses) on investments	66,111	243,859	2,905	(1,420)
Change in net unrealized appreciation (depreciation)
of investments	(162,417)	(655,020)	(30,205)	(32,914)
Net gains (losses) on investments	(93,440)	(411,161)	(23,229)	(31,229)
Net increase (decrease) in net assets resulting from operations	(93,440)	(411,161)	(23,229)	(31,229)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	203,207	1,166,082	492,161	95,972
Contract terminations and surrenders	(3,165)	(8,243)	—	(124)
Death benefit payments	—	—	—	(885)
Policy loan transfers	(18)	—	—	—
Transfers to other contracts	(44,898)	(347,711)	(268,910)	(82,142)
Cost of insurance and administration charges	(21,417)	(56,273)	(9,054)	(4,852)
Mortality and expenses charges	(344)	(5,256)	(847)	(444)
Surrender charges (refunds)	(451)	633	—	10
Increase (decrease) in net assets from policy related transactions	132,914	749,232	213,350	7,535
Total increase (decrease)	39,474	338,071	190,121	(23,694)
Net assets as of December 31, 2022	$440,287	$1,361,671	$277,722	$109,713

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Net assets as of January 1, 2021	$4,240,665	$658,477	$921,770	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,142	2,420	2,389	9
Total realized gains (losses) on investments	555,817	1,625	120,364	302
Change in net unrealized appreciation (depreciation)
of investments	(10,979)	164,308	93,794	2,705
Net gains (losses) on investments	554,980	168,353	216,547	3,016
Net increase (decrease) in net assets resulting from operations	554,980	168,353	216,547	3,016
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,152,111	269,903	449,274	55,356
Contract terminations and surrenders	(74,413)	(9,407)	(16,537)	—
Death benefit payments	(297)	—	—	—
Policy loan transfers	(7,356)	4,323	(1,527)	—
Transfers to other contracts	(296,683)	(16,882)	(105,882)	(10)
Cost of insurance and administration charges	(214,503)	(35,509)	(49,288)	(277)
Mortality and expenses charges	(4,113)	(693)	(1,378)	(23)
Surrender charges (refunds)	(15,946)	(1,991)	(3,500)	—
Increase (decrease) in net assets from policy related transactions	538,800	209,744	271,162	55,046
Total increase (decrease)	1,093,780	378,097	487,709	58,062
Net assets as of December 31, 2021	5,334,445	1,036,574	1,409,479	58,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	646	3,109	—
Total realized gains (losses) on investments	685,165	183,320	165,386	4,096
Change in net unrealized appreciation (depreciation)
of investments	(1,390,087)	(327,450)	(387,308)	(16,789)
Net gains (losses) on investments	(704,922)	(143,484)	(218,813)	(12,693)
Net increase (decrease) in net assets resulting from operations	(704,922)	(143,484)	(218,813)	(12,693)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,391,712	156,514	396,925	56,715
Contract terminations and surrenders	(65,215)	(462)	(7,813)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(50,933)	(8,272)	(14,851)	—
Transfers to other contracts	(395,022)	(112,020)	(313,799)	(50,538)
Cost of insurance and administration charges	(239,430)	(36,950)	(50,343)	(1,596)
Mortality and expenses charges	(4,057)	(622)	(1,326)	(153)
Surrender charges (refunds)	(4,155)	(109)	(1,118)	—
Increase (decrease) in net assets from policy related transactions	632,900	(1,921)	7,675	4,428
Total increase (decrease)	(72,022)	(145,405)	(211,138)	(8,265)
Net assets as of December 31, 2022	$5,262,423	$891,169	$1,198,341	$49,797

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares

Net assets as of January 1, 2021	$601,473	$2,036,389	$277,455	$5,120,429
Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,199	7,192	16,282	31,596
Total realized gains (losses) on investments	77,970	457,516	1,306	965,915
Change in net unrealized appreciation (depreciation)
of investments	95,579	122,613	(13,289)	196,922
Net gains (losses) on investments	185,748	587,321	4,299	1,194,433
Net increase (decrease) in net assets resulting from operations	185,748	587,321	4,299	1,194,433
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,430,956	5,398,497	955,914	1,449,224
Contract terminations and surrenders	(39,426)	(116,953)	—	(124,996)
Death benefit payments	—	—	—	—
Policy loan transfers	—	4,065	—	(84,290)
Transfers to other contracts	(255,166)	(551,395)	(310,908)	(509,461)
Cost of insurance and administration charges	(39,827)	(167,297)	(25,782)	(237,158)
Mortality and expenses charges	(3,468)	(8,073)	(2,243)	(4,785)
Surrender charges (refunds)	2,144	(4,248)	—	(26,671)
Increase (decrease) in net assets from policy related transactions	1,095,213	4,554,596	616,981	461,863
Total increase (decrease)	1,280,961	5,141,917	621,280	1,656,296
Net assets as of December 31, 2021	1,882,434	7,178,306	898,735	6,776,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32,695	18,370	34,529	3,002
Total realized gains (losses) on investments	70,005	1,052,927	(78,468)	750,512
Change in net unrealized appreciation (depreciation)
of investments	(503,808)	(2,213,046)	(138,012)	(3,064,140)
Net gains (losses) on investments	(401,108)	(1,141,749)	(181,951)	(2,310,626)
Net increase (decrease) in net assets resulting from operations	(401,108)	(1,141,749)	(181,951)	(2,310,626)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,200,281	7,422,366	1,950,785	2,061,052
Contract terminations and surrenders	(13,624)	(16,523)	(46)	(37,856)
Death benefit payments	—	(1,560)	—	(127)
Policy loan transfers	—	2,356	—	(71,411)
Transfers to other contracts	(1,316,985)	(5,312,982)	(884,735)	(836,574)
Cost of insurance and administration charges	(88,897)	(274,637)	(51,343)	(254,387)
Mortality and expenses charges	(8,304)	(13,810)	(4,798)	(4,907)
Surrender charges (refunds)	1,046	(2,954)	4	(7,121)
Increase (decrease) in net assets from policy related transactions	1,773,517	1,802,256	1,009,867	848,669
Total increase (decrease)	1,372,409	660,507	827,916	(1,461,957)
Net assets as of December 31, 2022	$3,254,843	$7,838,813	$1,726,651	$5,314,768

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Janus Henderson Global Research Portfolio - Service Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth I Account - Class 1

Net assets as of January 1, 2021	$3,223	$—	$1,284,069	$12,551,734
Increase (decrease) in net assets
Operations:
Net investment income (loss)	230	—	14,106	—
Total realized gains (losses) on investments	3,290	—	348,579	3,103,927
Change in net unrealized appreciation (depreciation)
of investments	2,315	—	(62,304)	392,855
Net gains (losses) on investments	5,835	—	300,381	3,496,782
Net increase (decrease) in net assets resulting from operations	5,835	—	300,381	3,496,782
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	96,160	—	2,181,250	9,955,210
Contract terminations and surrenders	—	—	(12,991)	(231,846)
Death benefit payments	—	—	—	(33,711)
Policy loan transfers	—	—	(56,286)	(78,776)
Transfers to other contracts	(17,995)	—	(552,059)	(2,223,698)
Cost of insurance and administration charges	(2,184)	—	(105,606)	(619,636)
Mortality and expenses charges	(189)	—	(2,674)	(28,323)
Surrender charges (refunds)	—	—	375	(18,572)
Increase (decrease) in net assets from policy related transactions	75,792	—	1,452,009	6,720,648
Total increase (decrease)	81,627	—	1,752,390	10,217,430
Net assets as of December 31, 2021	84,850	—	3,036,459	22,769,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,822	43	—	—
Total realized gains (losses) on investments	(8,626)	548	96,671	2,346,537
Change in net unrealized appreciation (depreciation)
of investments	(28,684)	(888)	(1,333,226)	(10,816,394)
Net gains (losses) on investments	(33,488)	(297)	(1,236,555)	(8,469,857)
Net increase (decrease) in net assets resulting from operations	(33,488)	(297)	(1,236,555)	(8,469,857)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	824,333	16,907	4,458,828	20,441,985
Contract terminations and surrenders	—	—	(14,761)	(416,421)
Death benefit payments	—	—	(183)	(22,917)
Policy loan transfers	—	—	(79,238)	1,350
Transfers to other contracts	(540,528)	(8,349)	(3,376,170)	(11,594,509)
Cost of insurance and administration charges	(9,931)	(419)	(151,601)	(750,956)
Mortality and expenses charges	(923)	—	(3,549)	(39,775)
Surrender charges (refunds)	—	—	(424)	2,692
Increase (decrease) in net assets from policy related transactions	272,951	8,139	832,902	7,621,449
Total increase (decrease)	239,463	7,842	(403,653)	(848,408)
Net assets as of December 31, 2022	$324,313	$7,842	$2,632,806	$21,920,756

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	LargeCap S&P 500 Index Account - Class 1	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class

Net assets as of January 1, 2021	$21,066,352	$1,317,018	$417,473	$148,211
Increase (decrease) in net assets
Operations:
Net investment income (loss)	457,760	—	4,149	1,337
Total realized gains (losses) on investments	3,330,826	573,753	49,599	20,699
Change in net unrealized appreciation (depreciation)
of investments	3,892,074	(662,241)	70,984	9,012
Net gains (losses) on investments	7,680,660	(88,488)	124,732	31,048
Net increase (decrease) in net assets resulting from operations	7,680,660	(88,488)	124,732	31,048
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	19,509,489	1,272,991	453,220	222,211
Contract terminations and surrenders	(298,949)	(46,962)	(1,538)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(164,777)	(11,015)	(251)	—
Transfers to other contracts	(2,580,362)	(357,420)	(186,737)	(23,583)
Cost of insurance and administration charges	(1,250,665)	(87,010)	(21,829)	(4,205)
Mortality and expenses charges	(49,069)	(2,246)	(1,041)	(364)
Surrender charges (refunds)	(47,995)	(9,178)	(286)	—
Increase (decrease) in net assets from policy related transactions	15,117,672	759,160	241,538	194,059
Total increase (decrease)	22,798,332	670,672	366,270	225,107
Net assets as of December 31, 2021	43,864,684	1,987,690	783,743	373,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	692,122	—	4,622	971
Total realized gains (losses) on investments	6,236,779	(356,472)	224,985	47,770
Change in net unrealized appreciation (depreciation)
of investments	(15,835,659)	(441,784)	(402,951)	(122,784)
Net gains (losses) on investments	(8,906,758)	(798,256)	(173,344)	(74,043)
Net increase (decrease) in net assets resulting from operations	(8,906,758)	(798,256)	(173,344)	(74,043)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	38,908,144	1,525,974	655,347	384,779
Contract terminations and surrenders	(956,687)	(30,476)	(781)	(8,870)
Death benefit payments	(33,515)	(1,481)	—	—
Policy loan transfers	(2,450)	(54,151)	(3,902)	—
Transfers to other contracts	(12,745,234)	(566,704)	(268,709)	(194,808)
Cost of insurance and administration charges	(1,904,696)	(110,086)	(33,330)	(9,271)
Mortality and expenses charges	(99,310)	(4,272)	(1,827)	(868)
Surrender charges (refunds)	(5,863)	(1,491)	(111)	681
Increase (decrease) in net assets from policy related transactions	23,160,389	757,313	346,687	171,643
Total increase (decrease)	14,253,631	(40,943)	173,343	97,600
Net assets as of December 31, 2022	$58,118,315	$1,946,747	$957,086	$470,918

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	MFS® Growth Series - Service Class	MFS® Inflation-Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Value Series - Service Class

Net assets as of January 1, 2021	$289,926	$43,452	$556,923	$967,757
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	427	1,459	13,664
Total realized gains (losses) on investments	110,861	1,407	99,314	62,562
Change in net unrealized appreciation (depreciation)
of investments	42,376	(982)	1,679	320,269
Net gains (losses) on investments	153,237	852	102,452	396,495
Net increase (decrease) in net assets resulting from operations	153,237	852	102,452	396,495
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,279,645	31,169	966,058	1,184,469
Contract terminations and surrenders	(9,610)	—	(6,241)	(12,781)
Death benefit payments	—	—	—	(2,060)
Policy loan transfers	—	—	—	(6,573)
Transfers to other contracts	(89,492)	(11,181)	(128,789)	(172,371)
Cost of insurance and administration charges	(40,640)	(1,049)	(27,456)	(87,057)
Mortality and expenses charges	(3,534)	(93)	(2,289)	(2,876)
Surrender charges (refunds)	523	—	339	(2,125)
Increase (decrease) in net assets from policy related transactions	2,136,892	18,846	801,622	898,626
Total increase (decrease)	2,290,129	19,698	904,074	1,295,121
Net assets as of December 31, 2021	2,580,055	63,150	1,460,997	2,262,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,668	8,796	21,871
Total realized gains (losses) on investments	221,938	(1,710)	26,992	259,775
Change in net unrealized appreciation (depreciation)
of investments	(1,081,817)	(15,785)	(385,356)	(506,210)
Net gains (losses) on investments	(859,879)	(14,827)	(349,568)	(224,564)
Net increase (decrease) in net assets resulting from operations	(859,879)	(14,827)	(349,568)	(224,564)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,205,886	33,245	1,825,633	1,625,897
Contract terminations and surrenders	(27,646)	(2,069)	(17,213)	(13,952)
Death benefit payments	—	—	(5,753)	(2,955)
Policy loan transfers	(181)	—	31	(5,749)
Transfers to other contracts	(499,151)	(17,040)	(691,410)	(535,150)
Cost of insurance and administration charges	(83,890)	(1,318)	(54,285)	(136,863)
Mortality and expenses charges	(7,825)	(125)	(4,965)	(6,636)
Surrender charges (refunds)	2,122	159	1,321	(644)
Increase (decrease) in net assets from policy related transactions	589,315	12,852	1,053,359	923,948
Total increase (decrease)	(270,564)	(1,975)	703,791	699,384
Net assets as of December 31, 2022	$2,309,491	$61,175	$2,164,788	$2,962,262

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	MFS® New Discovery Series - Service Class	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class

Net assets as of January 1, 2021	$1,525,822	$505,049	$275,006	$18,661
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,136	2,593	452
Total realized gains (losses) on investments	374,625	79,338	27,828	2,015
Change in net unrealized appreciation (depreciation)
of investments	(358,544)	91,853	5,677	358
Net gains (losses) on investments	16,081	175,327	36,098	2,825
Net increase (decrease) in net assets resulting from operations	16,081	175,327	36,098	2,825
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	621,619	475,100	227,138	29,597
Contract terminations and surrenders	(42,244)	(1,625)	(12,037)	—
Death benefit payments	—	—	—	—
Policy loan transfers	11,429	(1,211)	—	—
Transfers to other contracts	(258,284)	(274,002)	(41,495)	(11,788)
Cost of insurance and administration charges	(80,155)	(30,028)	(16,299)	(1,314)
Mortality and expenses charges	(1,742)	(1,338)	(1,418)	(116)
Surrender charges (refunds)	(8,593)	(87)	655	—
Increase (decrease) in net assets from policy related transactions	242,030	166,809	156,544	16,379
Total increase (decrease)	258,111	342,136	192,642	19,204
Net assets as of December 31, 2021	1,783,933	847,185	467,648	37,865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5,476	9,997	1,440
Total realized gains (losses) on investments	435,887	202,124	8,118	3,500
Change in net unrealized appreciation (depreciation)
of investments	(1,007,725)	(301,073)	(101,524)	(10,233)
Net gains (losses) on investments	(571,838)	(93,473)	(83,409)	(5,293)
Net increase (decrease) in net assets resulting from operations	(571,838)	(93,473)	(83,409)	(5,293)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	767,664	1,280,407	479,437	168,149
Contract terminations and surrenders	(5,737)	(5,677)	(5,204)	—
Death benefit payments	(1,070)	(1,722)	(2,040)	—
Policy loan transfers	(9,267)	(5,178)	(239)	—
Transfers to other contracts	(211,407)	(618,922)	(121,286)	(106,289)
Cost of insurance and administration charges	(87,654)	(51,527)	(23,632)	(2,883)
Mortality and expenses charges	(2,003)	(2,734)	(2,208)	(271)
Surrender charges (refunds)	(1,341)	424	399	—
Increase (decrease) in net assets from policy related transactions	449,185	595,071	325,227	58,706
Total increase (decrease)	(122,653)	501,598	241,818	53,413
Net assets as of December 31, 2022	$1,661,280	$1,348,783	$709,466	$91,278

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Net assets as of January 1, 2021	$2,947,542	$239,467	$7,095,671	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	53,110	5,867	11,599	—
Total realized gains (losses) on investments	165,238	25,523	669,544	1,276
Change in net unrealized appreciation (depreciation)
of investments	238,895	66,915	1,255,510	(585)
Net gains (losses) on investments	457,243	98,305	1,936,653	691
Net increase (decrease) in net assets resulting from operations	457,243	98,305	1,936,653	691
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,032,330	863,732	1,785,007	24,863
Contract terminations and surrenders	(111,899)	(2,410)	(210,492)	—
Death benefit payments	(275)	—	—	—
Policy loan transfers	20,745	—	15,680	—
Transfers to other contracts	(237,484)	(11,968)	(473,971)	(6,875)
Cost of insurance and administration charges	(157,355)	(16,762)	(209,578)	(355)
Mortality and expenses charges	(3,202)	(1,438)	(4,599)	(33)
Surrender charges (refunds)	(23,680)	131	(44,569)	—
Increase (decrease) in net assets from policy related transactions	519,180	831,285	857,478	17,600
Total increase (decrease)	976,423	929,590	2,794,131	18,291
Net assets as of December 31, 2021	3,923,965	1,169,057	9,889,802	18,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87,921	14,310	16,370	—
Total realized gains (losses) on investments	242,615	63,314	885,342	(519)
Change in net unrealized appreciation (depreciation)
of investments	(295,536)	(161,057)	(3,216,740)	(7,495)
Net gains (losses) on investments	35,000	(83,433)	(2,315,028)	(8,014)
Net increase (decrease) in net assets resulting from operations	35,000	(83,433)	(2,315,028)	(8,014)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,411,616	1,389,465	1,982,219	87,388
Contract terminations and surrenders	(65,225)	(3,831)	(43,787)	(83)
Death benefit payments	—	—	(5,063)	—
Policy loan transfers	(53,894)	—	(71,976)	—
Transfers to other contracts	(677,082)	(1,066,508)	(535,836)	(60,128)
Cost of insurance and administration charges	(178,628)	(33,770)	(242,234)	(1,795)
Mortality and expenses charges	(3,447)	(3,104)	(4,625)	(167)
Surrender charges (refunds)	(9,655)	294	(4,943)	6
Increase (decrease) in net assets from policy related transactions	423,685	282,546	1,073,755	25,221
Total increase (decrease)	458,685	199,113	(1,241,273)	17,207
Net assets as of December 31, 2022	$4,382,650	$1,368,170	$8,648,529	$35,498

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	PIMCO All Asset Portfolio - Administrative Class	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	PIMCO Emerging Market Bond Portfolio - Administrative Class

Net assets as of January 1, 2021	$430,135	$—	$38,595	$12,875
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,992	132	5,405	1,093
Total realized gains (losses) on investments	15,679	(3)	6,804	551
Change in net unrealized appreciation (depreciation)
of investments	86,724	(19)	10,305	(2,216)
Net gains (losses) on investments	104,395	110	22,514	(572)
Net increase (decrease) in net assets resulting from operations	104,395	110	22,514	(572)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	76,533	21,915	92,741	27,972
Contract terminations and surrenders	(4,341)	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	831	—	—	—
Transfers to other contracts	(16,038)	—	(14,321)	(5,293)
Cost of insurance and administration charges	(20,671)	(90)	(2,063)	(1,002)
Mortality and expenses charges	(431)	(10)	(179)	(86)
Surrender charges (refunds)	(919)	—	—	—
Increase (decrease) in net assets from policy related transactions	34,964	21,815	76,178	21,591
Total increase (decrease)	139,359	21,925	98,692	21,019
Net assets as of December 31, 2021	569,494	21,925	137,287	33,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,168	4,243	38,956	2,265
Total realized gains (losses) on investments	49,218	1,766	29,834	(6,859)
Change in net unrealized appreciation (depreciation)
of investments	(154,640)	(11,237)	(55,608)	(1,764)
Net gains (losses) on investments	(103,254)	(5,228)	13,182	(6,358)
Net increase (decrease) in net assets resulting from operations	(103,254)	(5,228)	13,182	(6,358)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	66,158	55,860	281,650	56,932
Contract terminations and surrenders	(1,784)	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	(8,594)	—	—	—
Transfers to other contracts	(34,007)	(10,287)	(228,183)	(24,192)
Cost of insurance and administration charges	(22,218)	(2,883)	(6,751)	(1,934)
Mortality and expenses charges	(379)	(264)	(632)	(181)
Surrender charges (refunds)	(254)	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,078)	42,426	46,084	30,625
Total increase (decrease)	(104,332)	37,198	59,266	24,267
Net assets as of December 31, 2022	$465,162	$59,123	$196,553	$58,161

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	PIMCO High Yield Portfolio - Administrative Class	PIMCO Long-Term U.S. Government Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class

Net assets as of January 1, 2021	$383,672	$42,200	$34,309	$319,840
Increase (decrease) in net assets
Operations:
Net investment income (loss)	52,090	1,596	1,325	27,495
Total realized gains (losses) on investments	12,586	13,959	(1,041)	8,249
Change in net unrealized appreciation (depreciation)
of investments	(18,092)	(13,700)	(3,809)	(4,437)
Net gains (losses) on investments	46,584	1,855	(3,525)	31,307
Net increase (decrease) in net assets resulting from operations	46,584	1,855	(3,525)	31,307
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,951,750	163,988	452,901	559,251
Contract terminations and surrenders	(595)	—	(141)	(1,163)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	(333,598)	(8,022)	(110,651)	(63,848)
Cost of insurance and administration charges	(46,009)	(2,505)	(10,028)	(13,749)
Mortality and expenses charges	(4,005)	(219)	(871)	(1,192)
Surrender charges (refunds)	32	—	8	63
Increase (decrease) in net assets from policy related transactions	1,567,575	153,242	331,218	479,362
Total increase (decrease)	1,614,159	155,097	327,693	510,669
Net assets as of December 31, 2021	1,997,831	197,297	362,002	830,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116,936	4,960	21,211	77,196
Total realized gains (losses) on investments	(165,731)	(39,317)	(11,073)	(48,534)
Change in net unrealized appreciation (depreciation)
of investments	(151,531)	(44,633)	(67,258)	(167,258)
Net gains (losses) on investments	(200,326)	(78,990)	(57,120)	(138,596)
Net increase (decrease) in net assets resulting from operations	(200,326)	(78,990)	(57,120)	(138,596)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,592,739	378,919	1,514,859	1,474,273
Contract terminations and surrenders	(12,500)	(6,056)	—	(2,838)
Death benefit payments	(1,173)	—	—	(23)
Policy loan transfers	(179)	—	—	—
Transfers to other contracts	(2,326,044)	(167,085)	(442,807)	(844,160)
Cost of insurance and administration charges	(78,596)	(5,070)	(27,177)	(35,618)
Mortality and expenses charges	(7,346)	(472)	(2,541)	(3,319)
Surrender charges (refunds)	960	465	—	218
Increase (decrease) in net assets from policy related transactions	1,167,861	200,701	1,042,334	588,533
Total increase (decrease)	967,535	121,711	985,214	449,937
Net assets as of December 31, 2022	$2,965,366	$319,008	$1,347,216	$1,280,446

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2010 Account - Class 1

Net assets as of January 1, 2021	$585,707	$321,395	$2,433,603	$530,504
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,509	8,774	27,507	19,330
Total realized gains (losses) on investments	(48)	14,530	186,887	76,198
Change in net unrealized appreciation (depreciation)
of investments	(6,838)	(25,839)	532,880	(44,137)
Net gains (losses) on investments	(377)	(2,535)	747,274	51,391
Net increase (decrease) in net assets resulting from operations	(377)	(2,535)	747,274	51,391
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	753,769	670,835	921,290	1,367,877
Contract terminations and surrenders	—	—	(18,264)	(44,131)
Death benefit payments	—	—	(305)	—
Policy loan transfers	—	—	(45,409)	222
Transfers to other contracts	(170,212)	(305,667)	(120,933)	(529,444)
Cost of insurance and administration charges	(24,514)	(16,804)	(125,803)	(39,175)
Mortality and expenses charges	(1,832)	(1,464)	(3,048)	(2,923)
Surrender charges (refunds)	—	—	(2,363)	(1,641)
Increase (decrease) in net assets from policy related transactions	557,211	346,900	605,165	750,785
Total increase (decrease)	556,834	344,365	1,352,439	802,176
Net assets as of December 31, 2021	1,142,541	665,760	3,786,042	1,332,680

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22,876	24,243	27,160	53,277
Total realized gains (losses) on investments	(10,154)	(69,221)	550,801	(72,890)
Change in net unrealized appreciation (depreciation)
of investments	(12,597)	(97,105)	(1,212,371)	(184,703)
Net gains (losses) on investments	125	(142,083)	(634,410)	(204,316)
Net increase (decrease) in net assets resulting from operations	125	(142,083)	(634,410)	(204,316)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	946,760	1,258,303	1,413,548	2,703,336
Contract terminations and surrenders	—	—	(25,992)	(179,624)
Death benefit payments	—	—	—	(5,420)
Policy loan transfers	—	—	(17,500)	(293)
Transfers to other contracts	(560,903)	(764,610)	(980,081)	(1,691,933)
Cost of insurance and administration charges	(43,767)	(27,745)	(152,338)	(67,460)
Mortality and expenses charges	(3,756)	(2,590)	(4,224)	(5,901)
Surrender charges (refunds)	—	—	(3,681)	8,675
Increase (decrease) in net assets from policy related transactions	338,334	463,358	229,732	761,380
Total increase (decrease)	338,459	321,275	(404,678)	557,064
Net assets as of December 31, 2022	$1,481,000	$987,035	$3,381,364	$1,889,744

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Net assets as of January 1, 2021	$2,358,240	$10,994,240	$8,044,261	$3,696,829
Increase (decrease) in net assets
Operations:
Net investment income (loss)	67,573	247,157	155,744	59,535
Total realized gains (losses) on investments	342,612	995,781	754,355	357,497
Change in net unrealized appreciation (depreciation)
of investments	(102,853)	610,243	579,107	334,800
Net gains (losses) on investments	307,332	1,853,181	1,489,206	751,832
Net increase (decrease) in net assets resulting from operations	307,332	1,853,181	1,489,206	751,832
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,945,467	12,639,711	6,849,767	3,082,761
Contract terminations and surrenders	(48,979)	(283,165)	(516,368)	(172,153)
Death benefit payments	—	—	—	(292)
Policy loan transfers	6,324	(104,921)	99,122	297
Transfers to other contracts	(1,587,441)	(2,583,477)	(1,589,449)	(812,847)
Cost of insurance and administration charges	(148,618)	(666,648)	(433,028)	(244,458)
Mortality and expenses charges	(11,074)	(35,818)	(17,077)	(8,246)
Surrender charges (refunds)	(3,163)	(16,041)	(43,076)	(30,489)
Increase (decrease) in net assets from policy related transactions	4,152,516	8,949,641	4,349,891	1,814,573
Total increase (decrease)	4,459,848	10,802,822	5,839,097	2,566,405
Net assets as of December 31, 2021	6,818,088	21,797,062	13,883,358	6,263,234

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253,038	789,627	574,268	261,136
Total realized gains (losses) on investments	191,632	1,633,881	1,199,465	588,437
Change in net unrealized appreciation (depreciation)
of investments	(1,517,175)	(6,633,719)	(4,675,057)	(2,202,865)
Net gains (losses) on investments	(1,072,505)	(4,210,211)	(2,901,324)	(1,353,292)
Net increase (decrease) in net assets resulting from operations	(1,072,505)	(4,210,211)	(2,901,324)	(1,353,292)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	15,838,937	34,974,433	16,568,806	6,136,668
Contract terminations and surrenders	(19,844)	(1,456,314)	(305,946)	(340,055)
Death benefit payments	(3,993)	(34,510)	(2,544)	(621)
Policy loan transfers	249	(116,853)	(56,064)	(39,302)
Transfers to other contracts	(11,638,767)	(20,634,537)	(8,335,400)	(2,369,624)
Cost of insurance and administration charges	(240,982)	(990,543)	(623,956)	(331,431)
Mortality and expenses charges	(20,186)	(62,666)	(32,635)	(15,507)
Surrender charges (refunds)	(2,188)	76,643	1,654	(11,426)
Increase (decrease) in net assets from policy related transactions	3,913,226	11,755,653	7,213,915	3,028,702
Total increase (decrease)	2,840,721	7,545,442	4,312,591	1,675,410
Net assets as of December 31, 2022	$9,658,809	$29,342,504	$18,195,949	$7,938,644

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	Putnam VT Growth Opportunities Fund - Class IB	Putnam VT International Value Fund – Class IB

Net assets as of January 1, 2021	$2,849,739	$476,848	$1,410,585	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,606	18,621	—	23
Total realized gains (losses) on investments	149,248	46,627	242,155	(11)
Change in net unrealized appreciation (depreciation)
of investments	427,852	(33,148)	89,681	(231)
Net gains (losses) on investments	618,706	32,100	331,836	(219)
Net increase (decrease) in net assets resulting from operations	618,706	32,100	331,836	(219)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,735,015	904,440	814,689	14,713
Contract terminations and surrenders	(26,983)	(7,752)	(42,580)	—
Death benefit payments	—	—	—	—
Policy loan transfers	1,750	3,616	(3,095)	—
Transfers to other contracts	(219,251)	(172,051)	(322,316)	(1,248)
Cost of insurance and administration charges	(189,587)	(35,892)	(65,987)	(92)
Mortality and expenses charges	(4,607)	(2,228)	(1,956)	(7)
Surrender charges (refunds)	(4,456)	422	(9,023)	—
Increase (decrease) in net assets from policy related transactions	1,291,881	690,555	369,732	13,366
Total increase (decrease)	1,910,587	722,655	701,568	13,147
Net assets as of December 31, 2021	4,760,326	1,199,503	2,112,153	13,147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	164,349	43,778	—	892
Total realized gains (losses) on investments	382,441	(34,139)	292,715	(915)
Change in net unrealized appreciation (depreciation)
of investments	(1,525,511)	(166,265)	(1,056,819)	(1,919)
Net gains (losses) on investments	(978,721)	(156,626)	(764,104)	(1,942)
Net increase (decrease) in net assets resulting from operations	(978,721)	(156,626)	(764,104)	(1,942)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,731,664	1,974,921	1,831,752	63,397
Contract terminations and surrenders	(243,623)	(5,672)	(14,862)	—
Death benefit payments	(1,525)	(491)	(132)	—
Policy loan transfers	3,983	(2,188)	(76,388)	—
Transfers to other contracts	(973,515)	(1,453,608)	(844,403)	(9,398)
Cost of insurance and administration charges	(230,237)	(50,633)	(88,974)	(1,360)
Mortality and expenses charges	(6,643)	(3,613)	(3,532)	(132)
Surrender charges (refunds)	(24,051)	435	(2,117)	—
Increase (decrease) in net assets from policy related transactions	1,256,053	459,151	801,344	52,507
Total increase (decrease)	277,332	302,525	37,240	50,565
Net assets as of December 31, 2022	$5,037,658	$1,502,028	$2,149,393	$63,712

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Real Estate Securities Account - Class 1	Rydex VT Basic Materials Fund	Rydex VT Utilities Fund	SAM Balanced Account - Class 1

Net assets as of January 1, 2021	$6,386,297	$25,399	$2,664	$23,974,965
Increase (decrease) in net assets
Operations:
Net investment income (loss)	135,444	433	48	469,709
Total realized gains (losses) on investments	627,317	4,350	68	737,383
Change in net unrealized appreciation (depreciation)
of investments	2,203,763	2,050	396	2,435,982
Net gains (losses) on investments	2,966,524	6,833	512	3,643,074
Net increase (decrease) in net assets resulting from operations	2,966,524	6,833	512	3,643,074
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,810,425	71,528	1,968	7,028,739
Contract terminations and surrenders	(196,871)	—	—	(267,150)
Death benefit payments	(255)	—	—	(20,623)
Policy loan transfers	(47,338)	—	—	(186,795)
Transfers to other contracts	(976,691)	(7,558)	(1,321)	(1,173,552)
Cost of insurance and administration charges	(412,266)	(2,171)	(55)	(1,184,794)
Mortality and expenses charges	(12,060)	(189)	(3)	(31,031)
Surrender charges (refunds)	(41,321)	—	—	(66,195)
Increase (decrease) in net assets from policy related transactions	2,123,623	61,610	589	4,098,599
Total increase (decrease)	5,090,147	68,443	1,101	7,741,673
Net assets as of December 31, 2021	11,476,444	93,842	3,765	31,716,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	153,327	637	39	613,906
Total realized gains (losses) on investments	821,566	2,882	164	2,927,118
Change in net unrealized appreciation (depreciation)
of investments	(4,315,404)	(10,781)	(228)	(8,339,840)
Net gains (losses) on investments	(3,340,511)	(7,262)	(25)	(4,798,816)
Net increase (decrease) in net assets resulting from operations	(3,340,511)	(7,262)	(25)	(4,798,816)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,698,751	89,004	2,132	4,111,332
Contract terminations and surrenders	(165,774)	—	—	(4,680,617)
Death benefit payments	(4,814)	—	—	—
Policy loan transfers	(90,675)	—	—	(423,276)
Transfers to other contracts	(4,378,592)	(52,069)	(1,438)	(909,385)
Cost of insurance and administration charges	(540,141)	(5,441)	(75)	(1,154,722)
Mortality and expenses charges	(20,269)	(507)	(7)	(24,243)
Surrender charges (refunds)	(24,688)	—	—	125,556
Increase (decrease) in net assets from policy related transactions	3,473,798	30,987	612	(2,955,355)
Total increase (decrease)	133,287	23,725	587	(7,754,171)
Net assets as of December 31, 2022	$11,609,731	$117,567	$4,352	$23,962,467

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	SAM Conservative Balanced Account - Class 1	SAM Conservative Growth Account - Class 1	SAM Flexible Income Account - Class 1	SAM Strategic Growth Account - Class 1

Net assets as of January 1, 2021	$6,118,134	$30,910,555	$4,987,028	$49,366,157
Increase (decrease) in net assets
Operations:
Net investment income (loss)	128,202	421,497	124,822	566,191
Total realized gains (losses) on investments	181,586	1,273,085	121,437	1,879,521
Change in net unrealized appreciation (depreciation)
of investments	308,294	3,812,300	109,958	7,770,168
Net gains (losses) on investments	618,082	5,506,882	356,217	10,215,880
Net increase (decrease) in net assets resulting from operations	618,082	5,506,882	356,217	10,215,880
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,776,876	5,784,954	2,138,239	12,295,295
Contract terminations and surrenders	(125,675)	(1,370,238)	(81,975)	(701,115)
Death benefit payments	(46,293)	(7,852)	(260)	(73,526)
Policy loan transfers	(141,510)	(204,980)	70,295	(666,031)
Transfers to other contracts	(413,721)	(1,811,405)	(723,799)	(2,360,286)
Cost of insurance and administration charges	(324,714)	(1,310,488)	(287,206)	(2,307,265)
Mortality and expenses charges	(8,368)	(27,561)	(6,292)	(47,236)
Surrender charges (refunds)	(16,081)	(280,915)	(16,633)	(129,155)
Increase (decrease) in net assets from policy related transactions	700,514	771,515	1,092,369	6,010,681
Total increase (decrease)	1,318,596	6,278,397	1,448,586	16,226,561
Net assets as of December 31, 2021	7,436,730	37,188,952	6,435,614	65,592,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	190,722	706,869	193,102	1,222,759
Total realized gains (losses) on investments	563,979	3,848,453	425,033	6,259,112
Change in net unrealized appreciation (depreciation)
of investments	(1,945,248)	(11,286,482)	(1,533,075)	(19,942,143)
Net gains (losses) on investments	(1,190,547)	(6,731,160)	(914,940)	(12,460,272)
Net increase (decrease) in net assets resulting from operations	(1,190,547)	(6,731,160)	(914,940)	(12,460,272)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,064,871	6,645,001	2,210,982	12,171,062
Contract terminations and surrenders	(642,855)	(1,258,821)	(317,373)	(4,657,464)
Death benefit payments	—	(46,280)	—	(840)
Policy loan transfers	(6,668)	(617,488)	(36,893)	(364,972)
Transfers to other contracts	(5,566,644)	(1,058,231)	(612,304)	(3,017,690)
Cost of insurance and administration charges	(367,220)	(1,395,937)	(321,746)	(2,514,992)
Mortality and expenses charges	(10,909)	(25,912)	(8,594)	(42,341)
Surrender charges (refunds)	(91,566)	(77,100)	(6,494)	(578,965)
Increase (decrease) in net assets from policy related transactions	1,379,009	2,165,232	907,578	993,798
Total increase (decrease)	188,462	(4,565,928)	(7,362)	(11,466,474)
Net assets as of December 31, 2022	$7,625,192	$32,623,024	$6,428,252	$54,126,244

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Short-Term Income Account - Class 1	SmallCap Account - Class 1	T. Rowe Price Health Sciences Portfolio - II	Templeton Developing Markets VIP Fund - Class 2

Net assets as of January 1, 2021	$3,972,261	$3,892,705	$147,972	$67,764
Increase (decrease) in net assets
Operations:
Net investment income (loss)	100,855	16,797	—	856
Total realized gains (losses) on investments	13,766	261,548	22,355	3,071
Change in net unrealized appreciation (depreciation)
of investments	(161,124)	544,508	(1,230)	(21,802)
Net gains (losses) on investments	(46,503)	822,853	21,125	(17,875)
Net increase (decrease) in net assets resulting from operations	(46,503)	822,853	21,125	(17,875)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,862,880	2,130,991	141,149	216,463
Contract terminations and surrenders	(38,032)	(63,292)	(408)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(36,567)	(22,520)	(27,779)	—
Transfers to other contracts	(3,396,753)	(580,842)	(52,994)	(19,354)
Cost of insurance and administration charges	(314,592)	(197,430)	(5,384)	(4,819)
Mortality and expenses charges	(17,235)	(5,638)	(338)	(417)
Surrender charges (refunds)	(8,048)	(13,585)	22	—
Increase (decrease) in net assets from policy related transactions	4,051,653	1,247,684	54,268	191,873
Total increase (decrease)	4,005,150	2,070,537	75,393	173,998
Net assets as of December 31, 2021	7,977,411	5,963,242	223,365	241,762

Increase (decrease) in net assets
Operations:
Net investment income (loss)	171,730	3,482	—	4,032
Total realized gains (losses) on investments	(309,942)	1,073,017	(5,627)	(27,517)
Change in net unrealized appreciation (depreciation)
of investments	(181,257)	(2,378,060)	(16,640)	(22,251)
Net gains (losses) on investments	(319,469)	(1,301,561)	(22,267)	(45,736)
Net increase (decrease) in net assets resulting from operations	(319,469)	(1,301,561)	(22,267)	(45,736)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	30,531,154	2,700,932	343,377	263,389
Contract terminations and surrenders	(129,864)	(125,639)	(482)	(251)
Death benefit payments	(784)	(2,608)	—	—
Policy loan transfers	(21,956)	(26,488)	(27,260)	—
Transfers to other contracts	(22,403,374)	(1,256,792)	(98,341)	(226,170)
Cost of insurance and administration charges	(504,107)	(231,034)	(11,007)	(4,887)
Mortality and expenses charges	(34,343)	(7,422)	(840)	(458)
Surrender charges (refunds)	835	(15,876)	37	19
Increase (decrease) in net assets from policy related transactions	7,437,561	1,035,073	205,484	31,642
Total increase (decrease)	7,118,092	(266,488)	183,217	(14,094)
Net assets as of December 31, 2022	$15,095,503	$5,696,754	$406,582	$227,668

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Templeton Foreign VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2

Net assets as of January 1, 2021	$12,168	$1,998,995	$535,146	$2,374,381
Increase (decrease) in net assets
Operations:
Net investment income (loss)	636	—	6,254	27,417
Total realized gains (losses) on investments	1,611	(54,303)	9,915	28,421
Change in net unrealized appreciation (depreciation)
of investments	(3,458)	(47,064)	29,478	230,995
Net gains (losses) on investments	(1,211)	(101,367)	45,647	286,833
Net increase (decrease) in net assets resulting from operations	(1,211)	(101,367)	45,647	286,833
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	58,141	573,355	113,997	362,798
Contract terminations and surrenders	—	(49,856)	(62,381)	(9,482)
Death benefit payments	—	—	(258)	(263)
Policy loan transfers	—	15,279	—	(1,531)
Transfers to other contracts	(24,118)	(344,276)	(75)	(150,046)
Cost of insurance and administration charges	(1,661)	(100,704)	(27,959)	(200,875)
Mortality and expenses charges	(146)	(2,172)	(413)	(3,934)
Surrender charges (refunds)	—	(10,550)	(13,201)	(2,132)
Increase (decrease) in net assets from policy related transactions	32,216	81,076	9,710	(5,465)
Total increase (decrease)	31,005	(20,291)	55,357	281,368
Net assets as of December 31, 2021	43,173	1,978,704	590,503	2,655,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,850	—	113,660	185,058
Total realized gains (losses) on investments	(6,861)	(50,694)	251,673	936,620
Change in net unrealized appreciation (depreciation)
of investments	(647)	(46,363)	(436,702)	(1,481,145)
Net gains (losses) on investments	(4,658)	(97,057)	(71,369)	(359,467)
Net increase (decrease) in net assets resulting from operations	(4,658)	(97,057)	(71,369)	(359,467)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	200,888	598,347	124,121	418,840
Contract terminations and surrenders	—	(31,929)	(4,579)	(164,462)
Death benefit payments	—	(663)	—	—
Policy loan transfers	—	(20,152)	—	(629)
Transfers to other contracts	(102,343)	(215,596)	(3,703)	(122,937)
Cost of insurance and administration charges	(5,063)	(98,646)	(30,602)	(212,615)
Mortality and expenses charges	(479)	(2,124)	(351)	(3,417)
Surrender charges (refunds)	—	(4,541)	(652)	(23,425)
Increase (decrease) in net assets from policy related transactions	93,003	224,696	84,234	(108,645)
Total increase (decrease)	88,345	127,639	12,865	(468,112)
Net assets as of December 31, 2022	$131,518	$2,106,343	$603,368	$2,187,637

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	VanEck VIP Global Resources Fund - Class S Shares	VanEck VIP Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio

Net assets as of January 1, 2021	$1,485,222	$993,779	$1,667	$84,000
Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,226	4,383	8	4,033
Total realized gains (losses) on investments	19,993	20,805	66	16,144
Change in net unrealized appreciation (depreciation)
of investments	124,929	169,334	612	26,705
Net gains (losses) on investments	163,148	194,522	686	46,882
Net increase (decrease) in net assets resulting from operations	163,148	194,522	686	46,882
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	239,770	480,722	9,265	370,373
Contract terminations and surrenders	(696)	(61,019)	—	—
Death benefit payments	(262)	(269)	—	—
Policy loan transfers	1	(1,110)	—	—
Transfers to other contracts	(144,283)	(124,848)	(1,840)	(27,125)
Cost of insurance and administration charges	(65,646)	(52,254)	(228)	(20,316)
Mortality and expenses charges	(1,072)	(946)	(20)	(477)
Surrender charges (refunds)	(147)	(12,912)	—	—
Increase (decrease) in net assets from policy related transactions	27,665	227,364	7,177	322,455
Total increase (decrease)	190,813	421,886	7,863	369,337
Net assets as of December 31, 2021	1,676,035	1,415,665	9,530	453,337

Increase (decrease) in net assets
Operations:
Net investment income (loss)	241,714	24,899	1,008	11,550
Total realized gains (losses) on investments	959,731	162,805	(263)	(9,932)
Change in net unrealized appreciation (depreciation)
of investments	(1,429,943)	(54,233)	(5,403)	(93,566)
Net gains (losses) on investments	(228,498)	133,471	(4,658)	(91,948)
Net increase (decrease) in net assets resulting from operations	(228,498)	133,471	(4,658)	(91,948)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	191,707	453,861	219,862	1,695,449
Contract terminations and surrenders	(40,443)	(15,170)	—	—
Death benefit payments	—	(985)	—	—
Policy loan transfers	(7,545)	(19,942)	—	—
Transfers to other contracts	(5,548)	(480,963)	(145,979)	(505,189)
Cost of insurance and administration charges	(61,476)	(60,609)	(2,455)	(46,917)
Mortality and expenses charges	(914)	(878)	(229)	(2,208)
Surrender charges (refunds)	(8,939)	(2,823)	—	—
Increase (decrease) in net assets from policy related transactions	66,842	(127,509)	71,199	1,141,135
Total increase (decrease)	(161,656)	5,962	66,541	1,049,187
Net assets as of December 31, 2022	$1,514,379	$1,421,627	$76,071	$1,502,524

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Wanger International

Net assets as of January 1, 2021	$—	$1,761,355	$898,546
Increase (decrease) in net assets
Operations:
Net investment income (loss)	519	35,065	5,905
Total realized gains (losses) on investments	(660)	431,281	27,657
Change in net unrealized appreciation (depreciation)
of investments	(130)	366,086	146,388
Net gains (losses) on investments	(271)	832,432	179,950
Net increase (decrease) in net assets resulting from operations	(271)	832,432	179,950
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	226,691	5,794,585	347,912
Contract terminations and surrenders	—	(74,326)	(1,709)
Death benefit payments	—	—	—
Policy loan transfers	—	—	(7,596)
Transfers to other contracts	(18,768)	(1,138,067)	(100,739)
Cost of insurance and administration charges	(2,558)	(153,811)	(46,125)
Mortality and expenses charges	(225)	(13,359)	(1,044)
Surrender charges (refunds)	—	4,043	(362)
Increase (decrease) in net assets from policy related transactions	205,140	4,419,065	190,3375
Total increase (decrease)	204,869	5,251,497	370,287
Net assets as of December 31, 2021	204,869	7,012,852	1,268,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,735	87,295	9,742
Total realized gains (losses) on investments	(13,481)	768,112	149,729
Change in net unrealized appreciation (depreciation)
of investments	(38,323)	(2,438,772)	(604,831)
Net gains (losses) on investments	(46,069)	(1,583,365)	(445,360)
Net increase (decrease) in net assets resulting from operations	(46,069)	(1,583,365)	(445,360)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	571,938	18,103,638	404,529
Contract terminations and surrenders	(36,181)	(222,032)	(5,254)
Death benefit payments	—	(8,616)	—
Policy loan transfers	(1)	2	(19,074)
Transfers to other contracts	(62,491)	(10,283,041)	(49,372)
Cost of insurance and administration charges	(11,818)	(328,054)	(56,728)
Mortality and expenses charges	(1,104)	(30,600)	(1,069)
Surrender charges (refunds)	2,777	17,044	(1,203)
Increase (decrease) in net assets from policy related transactions	463,120	7,248,341	271,829
Total increase (decrease)	417,051	5,664,976	(173,531)
Net assets as of December 31, 2022	$621,920	$12,677,828	$1,095,302

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2022, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account
Core Plus Bond Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth I Account
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series, Inc.:
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Sustainable Global Thematic Portfolio – Class A
Sustainable International Thematic Portfolio – Class A
American Century Investments®:
VP Capital Appreciation Fund – Class II
VP Disciplined Core Value Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Value Fund – Class II

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

American Funds Insurance Series®:
Capital World Bond Fund – Class 2 Shares
Global Balanced Fund – Class 2 Shares
Global Small Capitalization Fund – Class 2 Shares
Growth Fund – Class 2 Shares
International Fund – Class 2 Shares
New World Fund® – Class 2 Shares
Washington Mutual Investors Fund℠ – Class 2 Shares
BNY Mellon Investment Portfolio:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
BNY Mellon Variable Investment Fund Appreciation Portfolio – Service Shares
Calvert VP:
EAFE International Index Portfolio – Class F
Investment Grade Bond Index Portfolio – Class I
Russell 2000® Small Cap Index Portfolio® – Class F
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio – Class F
ClearBridge Investments:
Mid Cap Portfolio – Class I Shares
Small Cap Growth Portfolio – Class I Shares
Delaware VIP® Trust Series:
Small Cap Value – Service Class
DWS Variable Series II:
Alternative Asset Allocation VIP – Class B
Small Mid Cap Value VIP – Class B
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Extended Market Index Portfolio – Service Class 2
Government Money Market Portfolio – Service Class
High Income Portfolio – Service Class 2
International Index Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Strategic Income Portfolio – Service Class 2
Total Market Index Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Invesco V.I.:
American Franchise Fund – Series II Shares
American Value Fund – Series I Shares

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
Core Equity Fund – Series II Shares
Discovery Mid Cap Growth Fund – Series I Shares
EQV International Equity Fund – Series I Shares
Global Real Estate Fund – Series I Shares
Health Care Fund – Series I Shares
Main Street Mid Cap Fund – Series II Shares
Main Street Small Cap Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Janus Henderson Series:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Forty Portfolio – Service Shares
Global Research Portfolio – Service Shares
Global Sustainable Equity Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares
Lord Abbett Series Fund:
Developing Growth Portfolio – Class VC
MFS ®:
Blended Research Small Cap Equity Portfolio Series – Service Class
Global Equity Series – Service Class
Growth Series – Service Class
Inflation-Adjusted Bond Portfolio – Service Class
International Intrinsic Value Portfolio – Service Class
Mid Cap Value Series – Service Class
New Discovery Series – Service Class
New Discovery Value Portfolio – Service Class
Research International Series – Service Class
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisers Management Trust®:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – Class I Shares
PIMCO:
All Asset Portfolio – Administrative Class
Commodity Real Return Strategy Portfolio – Administrative Class
Emerging Market Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class
Long-Term U.S. Government Portfolio – Administrative Class
Low Duration Portfolio – Administrative Class
Real Return Portfolio – Administrative Class
Short-Term Portfolio – Administrative Class
Total Return Portfolio – Administrative Class
Putnam Variable Trust:
Growth Opportunities Fund – Class IB
International Value Fund – Class IB
Rydex Variable Trust:
Basic Materials Fund
Utilities Fund
T. Rowe Price:
Health Sciences Portfolio – II

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
TOPS® Managed Risk:
Balanced ETF Portfolio – Class 2
Growth ETF Portfolio – Class 2
Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust:
VanEck VIP Global Resources Fund – Class S Shares
VanEck VIP Global Resources Fund – Initial Class Shares
Vanguard Variable Insurance Fund:
Balanced Portfolio
Global Bond Index Portfolio
International Portfolio (2)
Mid-Cap Index Portfolio
Real Estate Index Portfolio (2)
Wanger International

(1)Organized by Principal Life
(2)These funds were available for purchase on June 6, 2022, but did not have any activity in 2022. They were excluded from the financials and notes 4-6 for 2022

No divisions were liquidated in 2022.

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support the following variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National:

•Principal® Executive Variable Universal Life III;
•Principal® Variable Universal Life Income III and
•Principal® Variable Universal Life Income IV

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2022. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal National is compensated for the following expenses and charges:

Principal® Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life III contracts - Principal National assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.35% of the net policy value in years one through five, 0.30% in years six through fifteen, and 0.25% thereafter to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. After year seven, a sales charge of 2.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for federal, state and local taxes is deducted from each payment on behalf of each participant. The sales and tax charge are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
During the year ended December 31, 2022, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned indirectly by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables.

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.48	0.46	0.45	0.44
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.79	0.77	0.73	0.70	0.68
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
Global Emerging Markets Account	1.00	0.98	0.96	0.95	0.90

	Net Assets
	(in millions)
	First $500	Over $500		All Net Assets
Principal Capital Appreciation Account	0.625%	0.500%	Bond Market Index	0.14%
Short-Term Income Account	0.450	0.390

	Net Assets of Fund (in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.24%	0.23%

The Manager has contractually agreed to waive the Separate Account’s management and investment advisory fees for certain of the divisions. The expense waiver will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	From January 1, 2022 through December 31, 2022
	All Classes	Expiration
LargeCap Growth Account I	0.016%	April 30, 2023

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2022 through December 31, 2022
	Class 1	Expiration
Global Emerging Markets Account	1.20%	April 30, 2023
LargeCap Growth Account I	0.69	April 30, 2023
Principal LifeTime 2060 Account	0.10	April 30, 2022

Reinsurance

A modified coinsurance reinsurance agreement is in place between Principal Life Insurance Company and Principal National for the Separate Account.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2022:

Division	Purchases	Sales

AllianceBernstein VPS International Value Portfolio - Class A	$504,565	$198,339

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	$151,275	$36,491

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	$2,904,008	$1,657,648

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A	$274,395	$130,473

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	$35,776	$2,627

American Century VP Capital Appreciation Fund - Class II	$516,632	$252,845

American Century VP Disciplined Core Value Fund - Class II	$1,699,096	$534,121

American Century VP Inflation Protection Fund - Class II	$852,526	$521,873

American Century VP International Fund - Class II	$29,576	$3,108

American Century VP Mid Cap Value Fund - Class II	$5,929,974	$3,024,313

American Century VP Value Fund - Class II	$1,197,868	$362,082

American Funds Insurance Series® Capital World Bond Fund - Class 2	$461,990	$392,424

American Funds Insurance Series® Global Balanced Fund - Class 2	$235,562	$95,051

American Funds Insurance Series® Global Small Capitalization Fund - Class 2	$5,189	$106

American Funds Insurance Series® Growth Fund - Class 2	$12,604,958	$7,457,467

American Funds Insurance Series® International Fund - Class 2	$3,122,872	$1,678,441

American Funds Insurance Series® New World Fund® - Class 2	$5,530,948	$2,645,726

American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2	$10,235,376	$7,015,704

BNY Mellon IP MidCap Stock Portfolio - Service Shares	$254,361	$81,246

BNY Mellon IP Technology Growth Portfolio - Service Shares	$357,981	$315,514

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$102,461	$37,211

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

BNY Mellon VIF Appreciation Portfolio - Service Shares	$273,589	$42,389

Bond Market Index Account - Class 1	$6,702,419	$6,207,932

Calvert VP EAFE International Index Portfolio - Class F	$675,348	$363,026

Calvert VP Investment Grade Bond Index Portfolio - Class I	$633,753	$710,994

Calvert VP Russell 2000® Small Cap Index Portfolio® - Class F	$6,182,770	$2,778,299

Calvert VP S&P 500 Index Portfolio	$44,708	$24,106

Calvert VP S&P MidCap 400 Index Portfolio - Class F	$1,204,460	$435,631

ClearBridge Mid Cap Portfolio - Class I	$479,146	$191,144

ClearBridge Small Cap Growth Portfolio - Class I	$5,186,513	$4,180,601

Core Plus Bond Account - Class 1	$6,670,065	$2,572,406

Delaware VIP® Small Cap Value - Service Class	$1,352,812	$656,045

Diversified International Account - Class 1	$4,740,007	$1,764,917

DWS Alternative Asset Allocation VIP - Class B	$96,162	$47,516

DWS Small Mid Cap Value VIP - Class B	$284,399	$153,790

Equity Income Account - Class 1	$12,601,561	$5,063,975

Fidelity® VIP Contrafund® Portfolio - Service Class 2	$5,513,190	$2,705,563

Fidelity® VIP Equity-Income Portfolio - Service Class 2	$1,186,379	$639,087

Fidelity® VIP Extended Market Index Portfolio - Service Class 2	$509,445	$245,154

Fidelity® VIP Government Money Market Portfolio - Service Class	$49,451,787	$30,526,390

Fidelity® VIP High Income Portfolio - Service Class 2	$1,269,215	$658,684

Fidelity® VIP International Index Portfolio - Service Class 2	$3,121,767	$1,682,847

Fidelity® VIP Mid Cap Portfolio - Service Class 2	$2,252,349	$1,107,281

Fidelity® VIP Strategic Income Portfolio - Service Class 2	$2,920,294	$2,109,425

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Fidelity® VIP Total Market Index Portfolio - Service Class 2	$5,651,148	$3,429,056

Franklin Income VIP Fund - Class 2	$440,652	$184,799

Franklin Mutual Global Discovery VIP Fund - Class 2	$697,077	$386,198

Franklin Mutual Shares VIP Fund - Class 2	$32,994	$1,880

Franklin Rising Dividends VIP Fund - Class 2	$3,658,642	$2,056,604

Franklin Small Cap Value VIP Fund - Class 2	$1,271,419	$399,785

Franklin Strategic Income VIP Fund - Class 2	$544,763	$178,643

Franklin U.S. Government Securities VIP Fund - Class 2	$1,086	$155

Global Emerging Markets Account - Class 1	$2,237,628	$973,386

Government & High Quality Bond Account - Class 1	$2,196,487	$1,970,466

Invesco V.I. American Franchise Fund - Series II Shares	$342,754	$98,403

Invesco V.I. American Value Fund - Series I Shares	$425,744	$74,257

Invesco V.I. Core Equity Fund - Series II Shares	$278,048	$70,293

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	$1,583,522	$416,850

Invesco V.I. EQV International Equity Fund - Series I Shares	$522,198	$278,811

Invesco V.I. Global Real Estate Fund - Series I Shares	$99,077	$88,437

Invesco V.I. Health Care Fund - Series I Shares	$2,113,527	$758,812

Invesco V.I. Main Street Mid Cap Fund - Series II Shares	$354,402	$158,435

Invesco V.I. Main Street Small Cap Fund - Series II Shares	$545,729	$389,250

Invesco V.I. Small Cap Equity Fund - Series I Shares	$66,650	$52,287

Janus Henderson Balanced Portfolio - Service Shares	$3,306,763	$1,426,764

Janus Henderson Enterprise Portfolio - Service Shares	$8,635,357	$5,620,110

Janus Henderson Flexible Bond Portfolio - Service Shares	$2,005,144	$940,918

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Janus Henderson Forty Portfolio - Service Shares	$2,928,492	$1,212,383

Janus Henderson Global Research Portfolio - Service Shares	$852,693	$551,382

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	$16,950	$8,768

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	$4,937,077	$3,625,926

LargeCap Growth I Account - Class 1	$23,124,818	$12,820,536

LargeCap S&P 500 Index Account - Class 1	$45,392,310	$15,747,755

Lord Abbett Series Fund Developing Growth Portfolio - Class VC	$1,525,974	$768,661

MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	$876,874	$308,660

MFS® Global Equity Series - Service Class	$429,843	$213,136

MFS® Growth Series - Service Class	$1,503,792	$616,571

MFS® Inflation-Adjusted Bond Portfolio - Service Class	$39,890	$20,393

MFS® International Intrinsic Value Portfolio - Service Class	$1,911,892	$772,274

MFS® Mid Cap Value Series - Service Class	$1,877,666	$701,949

MFS® New Discovery Series - Service Class	$1,369,481	$318,479

MFS® New Discovery Value Portfolio - Service Class	$1,574,865	$685,336

MFS® Research International Series - Service Class	$503,429	$154,210

MFS® Total Return Series - Service Class	$178,152	$109,443

MFS® Utilities Series - Service Class	$1,654,123	$987,931

MFS® Value Series - Service Class	$1,479,105	$1,106,919

MidCap Account - Class 1	$2,906,315	$908,464

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	$93,611	$62,167

Neuberger Berman AMT Sustainable Equity Portfolio - Class I	$114,383	$67,236

PIMCO All Asset Portfolio - Administrative Class	$65,347	$13,434

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	$320,606	$235,566

PIMCO Emerging Market Bond Portfolio - Administrative Class	$59,197	$26,307

PIMCO High Yield Portfolio - Administrative Class	$3,709,675	$2,424,878

PIMCO Long-Term U.S. Government Portfolio - Administrative Class	$383,879	$178,218

PIMCO Low Duration Portfolio - Administrative Class	$1,536,070	$472,525

PIMCO Real Return Portfolio - Administrative Class	$1,551,469	$885,740

PIMCO Short-Term Portfolio - Administrative Class	$971,920	$608,426

PIMCO Total Return Portfolio - Administrative Class	$1,282,546	$794,945

Principal Capital Appreciation Account - Class 1	$1,846,207	$1,183,816

Principal LifeTime 2010 Account - Class 1	$2,831,473	$1,941,956

Principal LifeTime 2020 Account - Class 1	$16,628,543	$11,925,711

Principal LifeTime 2030 Account - Class 1	$37,621,363	$23,218,780

Principal LifeTime 2040 Account - Class 1	$18,383,728	$9,354,891

Principal LifeTime 2050 Account - Class 1	$7,004,056	$3,107,966

Principal LifeTime 2060 Account - Class 1	$3,279,887	$1,475,611

Principal LifeTime Strategic Income Account - Class 1	$2,075,586	$1,515,770

Putnam VT Growth Opportunities Fund - Class IB	$2,178,948	$1,030,408

Putnam VT International Value Fund - Class IB	$65,845	$10,890

Real Estate Securities Account - Class 1	$9,700,180	$5,224,953

Rydex VT Basic Materials Fund	$91,751	$58,017

Rydex VT Utilities Fund	$2,202	$1,520

SAM Balanced Account - Class 1	$8,130,953	$7,066,687

SAM Conservative Balanced Account - Class 1	$8,980,771	$6,685,862

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

SAM Conservative Growth Account - Class 1	$10,986,953	$4,479,769

SAM Flexible Income Account - Class 1	$2,927,051	$1,303,404

SAM Strategic Growth Account - Class 1	$19,358,595	$11,177,264

Short-Term Income Account - Class 1	$30,724,202	$23,093,593

SmallCap Account - Class 1	$3,732,473	$1,665,859

T. Rowe Price Health Sciences Portfolio - II	$350,709	$137,893

Templeton Developing Markets VIP Fund - Class 2	$279,073	$231,747

Templeton Foreign VIP Fund - Class 2	$203,738	$107,885

Templeton Global Bond VIP Fund - Class 2	$598,347	$373,651

TOPS® Managed Risk Balanced ETF Portfolio - Class 2	$492,265	$39,887

TOPS® Managed Risk Growth ETF Portfolio - Class 2	$1,523,734	$527,485

TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	$1,406,223	$124,865

VanEck VIP Global Resources Fund - Class S Shares	$478,760	$581,370

VanEck VIP Global Resources Fund - Initial Class Shares	$220,870	$148,663

Vanguard VIF Balanced Portfolio	$1,764,853	$554,314

Vanguard VIF Global Bond Index Portfolio	$579,791	$108,818

Vanguard VIF Mid-Cap Index Portfolio	$19,019,056	$10,855,297

Wanger International	$606,947	$132,700

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2022			2021
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein VPS International Value Portfolio - Class A	54,397	24,114	30,283	30,489	20,941	9,548

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	794	834	(40)	785	1,032	(247)

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	70,674	49,534	21,140	46,445	29,883	16,562

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A	8,540	4,588	3,952	4,697	923	3,774

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	2,188	188	2,000	451	84	367

American Century VP Capital Appreciation Fund - Class II	17,179	11,907	5,272	19,610	9,111	10,499

American Century VP Disciplined Core Value Fund - Class II	26,412	13,251	13,161	12,706	6,626	6,080

American Century VP Inflation Protection Fund - Class II	55,044	37,731	17,313	26,180	12,927	13,253

American Century VP International Fund - Class II	1,012	111	901	501	96	405

American Century VP Mid Cap Value Fund - Class II	116,539	68,036	48,503	37,309	20,136	17,173

American Century VP Value Fund - Class II	22,835	8,187	14,648	8,288	4,503	3,785

American Funds Insurance Series® Capital World Bond Fund - Class 2	42,135	36,977	5,158	15,060	5,052	10,008

American Funds Insurance Series® Global Balanced Fund - Class 2	19,060	8,065	10,995	9,818	3,639	6,179

American Funds Insurance Series® Global Small Capitalization Fund - Class 2	375	11	364	—	—	—

American Funds Insurance Series® Growth Fund - Class 2	337,423	220,096	117,327	110,729	32,694	78,035

American Funds Insurance Series® International Fund - Class 2	200,370	122,565	77,805	71,682	31,135	40,547

American Funds Insurance Series® New World Fund® - Class 2	338,648	168,829	169,819	143,943	68,169	75,774

American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2	493,024	384,782	108,242	107,177	50,579	56,598

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
BNY Mellon IP MidCap Stock Portfolio - Service Shares	8,320	4,792	3,528	5,606	2,977	2,629

BNY Mellon IP Technology Growth Portfolio - Service Shares	8,627	8,022	605	1,698	428	1,270

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	2,498	850	1,648	280	32	248

BNY Mellon VIF Appreciation Portfolio - Service Shares	5,290	936	4,354	817	335	482

Bond Market Index Account - Class 1	541,758	501,273	40,485	106,713	49,884	56,829

Calvert VP EAFE International Index Portfolio - Class F	48,415	27,204	21,211	34,386	9,187	25,199

Calvert VP Investment Grade Bond Index Portfolio - Class I	51,516	60,133	(8,617)	38,549	29,938	8,611

Calvert VP Russell 2000® Small Cap Index Portfolio® - Class F	174,288	84,675	89,613	79,050	38,974	40,076

Calvert VP S&P 500 Index Portfolio	621	973	(352)	564	2,533	(1,969)

Calvert VP S&P MidCap 400 Index Portfolio - Class F	22,449	13,124	9,325	21,770	15,261	6,509

ClearBridge Mid Cap Portfolio - Class I	25,609	11,184	14,425	24,218	3,905	20,313

ClearBridge Small Cap Growth Portfolio - Class I	180,021	141,610	38,411	52,249	17,815	34,434

Core Plus Bond Account - Class 1	227,398	90,102	137,296	98,895	63,309	35,586

Delaware VIP® Small Cap Value - Service Class	33,419	18,979	14,440	25,144	14,082	11,062

Diversified International Account - Class 1	110,383	50,107	60,276	71,208	18,785	52,423

DWS Alternative Asset Allocation VIP - Class B	7,610	3,900	3,710	3,182	2,940	242

DWS Small Mid Cap Value VIP - Class B	10,362	5,802	4,560	5,948	4,084	1,864

Equity Income Account - Class 1	325,252	157,037	168,215	182,752	65,253	117,499

Fidelity® VIP Contrafund® Portfolio - Service Class 2	74,443	42,253	32,190	51,313	33,774	17,539

Fidelity® VIP Equity-Income Portfolio - Service Class 2	26,637	16,715	9,922	23,997	10,093	13,904

Fidelity® VIP Extended Market Index Portfolio - Service Class 2	37,305	17,972	19,333	23,550	4,784	18,766

Fidelity® VIP Government Money Market Portfolio - Service Class	4,669,669	2,907,927	1,761,742	8,891,097	8,397,717	493,380

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Fidelity® VIP High Income Portfolio - Service Class 2	32,894	20,174	12,720	35,448	17,884	17,564

Fidelity® VIP International Index Portfolio - Service Class 2	262,320	138,049	124,271	88,926	18,084	70,842

Fidelity® VIP Mid Cap Portfolio - Service Class 2	31,766	18,812	12,954	26,897	18,308	8,589

Fidelity® VIP Strategic Income Portfolio - Service Class 2	245,266	178,809	66,457	74,253	20,969	53,284

Fidelity® VIP Total Market Index Portfolio - Service Class 2	373,313	224,148	149,165	81,290	16,500	64,790

Franklin Income VIP Fund - Class 2	11,140	5,040	6,100	3,809	815	2,994

Franklin Mutual Global Discovery VIP Fund - Class 2	10,009	9,227	782	11,021	6,892	4,129

Franklin Mutual Shares VIP Fund - Class 2	940	61	879	1	44	(43)

Franklin Rising Dividends VIP Fund - Class 2	57,563	39,514	18,049	19,711	11,375	8,336

Franklin Small Cap Value VIP Fund - Class 2	18,669	7,847	10,822	12,387	6,575	5,812

Franklin Strategic Income VIP Fund - Class 2	30,889	10,557	20,332	9,649	3,678	5,971

Franklin U.S. Government Securities VIP Fund - Class 2	88	13	75	8	—	8

Global Emerging Markets Account - Class 1	39,816	21,320	18,496	35,226	14,643	20,583

Government & High Quality Bond Account - Class 1	151,232	137,479	13,753	73,053	48,348	24,705

Invesco V.I. American Franchise Fund - Series II Shares	6,733	3,333	3,400	2,407	435	1,972

Invesco V.I. American Value Fund - Series I Shares	22,736	5,051	17,685	4,673	2,616	2,057

Invesco V.I. Core Equity Fund - Series II Shares	4,277	1,513	2,764	1,564	553	1,011

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	83,886	30,738	53,148	58,970	5,626	53,344

Invesco V.I. EQV International Equity Fund - Series I Shares	13,799	7,771	6,028	1,750	754	996

Invesco V.I. Global Real Estate Fund - Series I Shares	7,406	6,557	849	10,899	9,167	1,732

Invesco V.I. Health Care Fund - Series I Shares	33,331	18,168	15,163	25,580	13,798	11,782

Invesco V.I. Main Street Mid Cap Fund - Series II Shares	5,423	5,267	156	8,878	1,976	6,902

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Invesco V.I. Main Street Small Cap Fund - Series II Shares	10,801	10,397	404	10,701	4,301	6,400

Invesco V.I. Small Cap Equity Fund - Series I Shares	1,827	1,696	131	1,676	9	1,667

Janus Henderson Balanced Portfolio - Service Shares	70,120	30,849	39,271	29,450	6,536	22,914

Janus Henderson Enterprise Portfolio - Service Shares	127,443	94,227	33,216	86,856	13,240	73,616

Janus Henderson Flexible Bond Portfolio - Service Shares	81,617	39,099	42,518	36,990	13,003	23,987

Janus Henderson Forty Portfolio - Service Shares	54,633	30,900	23,733	30,373	20,843	9,530

Janus Henderson Global Research Portfolio - Service Shares	25,745	16,915	8,830	2,854	607	2,247

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	1,751	912	839	—	—	—

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	262,442	207,064	55,378	111,097	37,734	73,363

LargeCap Growth I Account - Class 1	217,197	129,655	87,542	90,818	28,677	62,141

LargeCap S&P 500 Index Account - Class 1	889,789	353,845	535,944	425,354	94,943	330,411

Lord Abbett Series Fund Developing Growth Portfolio - Class VC	61,292	29,841	31,451	35,715	14,609	21,106

MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	35,245	17,036	18,209	22,150	10,779	11,371

MFS® Global Equity Series - Service Class	11,217	6,478	4,739	5,426	698	4,728

MFS® Growth Series - Service Class	17,786	8,541	9,245	27,191	1,712	25,479

MFS® Inflation-Adjusted Bond Portfolio - Service Class	3,204	1,991	1,213	2,584	1,030	1,554

MFS® International Intrinsic Value Portfolio - Service Class	98,386	39,388	58,998	42,514	6,261	36,253

MFS® Mid Cap Value Series - Service Class	94,313	41,956	52,357	69,231	16,536	52,695

MFS® New Discovery Series - Service Class	14,798	6,159	8,639	8,708	5,275	3,433

MFS® New Discovery Value Portfolio - Service Class	62,744	33,374	29,370	22,569	15,095	7,474

MFS® Research International Series - Service Class	36,094	11,287	24,807	14,683	4,541	10,142

MFS® Total Return Series - Service Class	7,044	4,610	2,434	1,161	522	639

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
MFS® Utilities Series - Service Class	56,595	39,486	17,109	44,000	21,765	22,235

MFS® Value Series - Service Class	29,395	23,764	5,631	17,418	457	16,961

MidCap Account - Class 1	13,404	6,047	7,357	11,107	5,706	5,401

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	4,662	3,363	1,299	1,050	298	752

Neuberger Berman AMT Sustainable Equity Portfolio - Class I	4,814	4,757	57	5,186	2,812	2,374

PIMCO All Asset Portfolio - Administrative Class	3,470	865	2,605	1,271	6	1,265

PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	32,623	27,347	5,276	12,319	1,952	10,367

PIMCO Emerging Market Bond Portfolio - Administrative Class	4,453	2,061	2,392	1,887	433	1,454

PIMCO High Yield Portfolio - Administrative Class	177,481	117,970	59,511	90,633	17,798	72,835

PIMCO Long-Term U.S. Government Portfolio - Administrative Class	30,354	13,442	16,912	11,309	733	10,576

PIMCO Low Duration Portfolio - Administrative Class	142,571	44,443	98,128	41,298	11,139	30,159

PIMCO Real Return Portfolio - Administrative Class	97,566	58,938	38,628	35,599	5,039	30,560

PIMCO Short-Term Portfolio - Administrative Class	78,997	50,796	28,201	62,366	16,248	46,118

PIMCO Total Return Portfolio - Administrative Class	85,458	54,379	31,079	43,036	20,753	22,283

Principal Capital Appreciation Account - Class 1	66,150	55,869	10,281	40,844	14,081	26,763

Principal LifeTime 2010 Account - Class 1	112,258	80,013	32,245	53,280	23,854	29,426

Principal LifeTime 2020 Account - Class 1	541,046	400,563	140,483	191,974	58,510	133,464

Principal LifeTime 2030 Account - Class 1	1,108,256	723,918	384,338	377,625	109,938	267,687

Principal LifeTime 2040 Account - Class 1	482,093	268,081	214,012	186,153	67,825	118,328

Principal LifeTime 2050 Account - Class 1	173,245	86,879	86,366	80,448	32,839	47,609

Principal LifeTime 2060 Account - Class 1	132,462	72,245	60,217	77,789	19,430	58,359

Principal LifeTime Strategic Income Account - Class 1	94,513	71,216	23,297	40,533	9,646	30,887

Putnam VT Growth Opportunities Fund - Class IB	70,518	39,229	31,289	28,149	15,960	12,189

Putnam VT International Value Fund - Class IB	5,053	935	4,118	1,084	103	981

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Real Estate Securities Account - Class 1	77,588	46,521	31,067	34,272	15,221	19,051

Rydex VT Basic Materials Fund	6,542	4,055	2,487	5,012	719	4,293

Rydex VT Utilities Fund	149	110	39	154	104	50

SAM Balanced Account - Class 1	171,847	287,131	(115,284)	276,519	113,181	163,338

SAM Conservative Balanced Account - Class 1	357,378	296,369	61,009	76,088	46,150	29,938

SAM Conservative Growth Account - Class 1	259,586	175,293	84,293	209,666	182,878	26,788

SAM Flexible Income Account - Class 1	106,227	63,366	42,861	97,244	48,020	49,224

SAM Strategic Growth Account - Class 1	463,455	429,735	33,720	424,467	218,232	206,235

Short-Term Income Account - Class 1	2,157,880	1,623,897	533,983	545,620	264,339	281,281

SmallCap Account - Class 1	55,889	34,344	21,545	39,033	16,195	22,838

T. Rowe Price Health Sciences Portfolio - II	18,914	7,542	11,372	6,845	4,197	2,648

Templeton Developing Markets VIP Fund - Class 2	13,413	11,226	2,187	8,807	1,036	7,771

Templeton Foreign VIP Fund - Class 2	17,089	9,273	7,816	4,402	1,999	2,403

Templeton Global Bond VIP Fund - Class 2	41,731	25,942	15,789	37,465	32,172	5,293

TOPS® Managed Risk Balanced ETF Portfolio - Class 2	8,310	2,645	5,665	7,059	6,488	571

TOPS® Managed Risk Growth ETF Portfolio - Class 2	26,185	32,774	(6,589)	20,522	21,486	(964)

TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	11,838	7,857	3,981	13,740	12,266	1,474

VanEck VIP Global Resources Fund - Class S Shares	52,798	65,468	(12,670)	62,468	32,776	29,692

VanEck VIP Global Resources Fund - Initial Class Shares	21,202	14,809	6,393	1,029	233	796

Vanguard VIF Balanced Portfolio	36,646	11,844	24,802	7,735	993	6,742

Vanguard VIF Global Bond Index Portfolio	62,725	11,989	50,736	22,485	2,145	20,340

Vanguard VIF Mid-Cap Index Portfolio	292,362	171,421	120,941	88,664	20,879	67,785

Wanger International	33,220	10,880	22,340	21,378	9,754	11,624

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022
6. Financial Highlights

Principal National sells a variable life insurance product, which has multiple investment options that could have different returns.

The Separate Account has presented the following disclosures for 2022, 2021, 2020, 2019 and 2018 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies.

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

AllianceBernstein VPS International Value Portfolio - Class A:
2022	186	$8.09	$1,502	4.91%	—%	(13.59)%
2021	155	$9.36	$1,455	2.15%	—%	11.03%
2020	146	$8.43	$1,229	2.08%	—%	2.42%
2019	134	$8.22	$1,102	0.98%	—%	3.92%
2018	117	$7.02	$825	1.58%	—%	(22.77)%

AllianceBernstein VPS Small Cap Growth Portfolio - Class A:
2022	7	$35.77	$252	—%	—%	(39.09)%
2021	7	$58.73	$416	—%	—%	9.45%
2020	7	$53.66	$394	—%	—%	54.02%
2019	6	$34.84	$221	—%	—%	36.36%
2018	6	$25.55	$148	—%	—%	(0.89)%

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A:
2022	124	$30.91	$3,848	1.13%	—%	(15.64)%
2021	103	$36.64	$3,787	0.80%	—%	35.96%
2020	87	$26.95	$2,339	1.09%	—%	3.38%
2019	69	$26.07	$1,788	0.60%	—%	4.53%
2018	57	$21.71	$1,234	0.49%	—%	(15.03)%

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A:
2022 (12)	9	$27.12	$236	—%	—%	(26.98)%
2021	5	$37.14	$177	—%	—%	22.86%
2020 (7)	1	$30.23	$30	0.61%	—%	39.44%

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A:
2022 (13)	2	$13.49	$32	—%	—%	(27.59)%
2021 (7)	—	$18.63	$7	—%	—%	8.25%

American Century® VP Capital Appreciation Fund - Class II:
2022	51	$20.18	$1,028	—%	—%	(28.26)%
2021	46	$28.13	$1,285	—%	—%	11.05%
2020	35	$25.33	$891	—%	—%	42.30%
2019	28	$17.8	$504	—%	—%	6.27%
2018	20	$13.16	$269	—%	—%	(5.32)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

American Century® VP Disciplined Core Value Fund - Class II:
2022	60	$39.82	$2,384	1.58%	—%	(12.83)%
2021	47	$45.68	$2,134	0.84%	—%	23.36%
2020	41	$37.03	$1,505	1.85%	—%	11.44%
2019	34	$33.23	$1,126	1.83%	—%	5.19%
2018	28	$26.85	$752	1.71%	—%	(7.19)%

American Century® VP Inflation Protection Fund - Class II:
2022	82	$13.16	$1,074	5.37%	—%	(13.08)%
2021	64	$15.14	$974	3.25%	—%	6.32%
2020	51	$14.24	$727	1.40%	—%	7.55%
2019	46	$13	$594	2.33%	—%	1.01%
2018	46	$11.94	$547	2.92%	—%	(2.85)%

American Century® VP International Fund - Class II:
2022	1	$26.81	$35	0.88%	—%	(24.86)%
2021	—	$35.68	$15	—%	—%	8.58%
2020 (7)	—	$32.86	$—	—%	—%	25.66%

American Century® VP Mid Cap Value Fund - Class II:
2022	145	$45.19	$6,542	2.12%	—%	(1.37)%
2021	96	$45.82	$4,411	1.11%	—%	23.01%
2020	79	$37.25	$2,946	1.74%	—%	1.11%
2019	61	$36.84	$2,237	1.87%	—%	5.50%
2018	58	$28.56	$1,651	1.28%	—%	(12.95)%

American Century® VP Value Fund - Class II:
2022	58	$45.19	$2,612	1.95%	—%	0.31%
2021	43	$45.05	$1,944	1.61%	—%	24.28%
2020	39	$36.25	$1,427	2.25%	—%	0.83%
2019	34	$35.95	$1,213	1.94%	—%	7.89%
2018	34	$28.32	$949	1.54%	—%	(9.29)%

American Funds Insurance Series® Capital World Bond Fund - Class 2:
2022	24	$9.6	$231	0.25%	—%	(17.67)%
2021	19	$11.66	$220	2.07%	—%	(4.89)%
2020 (7)	9	$12.26	$109	2.50%	—%	9.86%

American Funds Insurance Series® Global Balanced Fund - Class 2:
2022	35	$11.68	$408	—%	—%	(14.56)%
2021	24	$13.67	$327	1.06%	—%	10.78%
2020	18	$12.34	$219	1.39%	—%	10.28%
2019	12	$11.19	$130	2.66%	—%	4.78%
2018 (4)	1	$9.29	$6	5.27%	—%	(7.38)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

American Funds Insurance Series® Global Small Capitalization Fund Class 2 Shares:
2022 (8)	—	$10.06	$4	—%	—%	(29.60)%

American Funds Insurance Series® Growth Fund - Class 2:
2022	412	$27.87	$11,489	0.36%	—%	(29.92)%
2021	295	$39.77	$11,732	0.23%	—%	21.99%
2020	217	$32.6	$7,073	0.32%	—%	52.05%
2019	166	$21.44	$3,567	0.78%	—%	8.39%
2018	145	$16.39	$2,378	0.47%	—%	(0.24)%

American Funds Insurance Series® International Fund - Class 2:
2022	274	$11.9	$3,259	1.89%	—%	(20.83)%
2021	196	$15.03	$2,945	2.73%	—%	(1.44)%
2020	155	$15.25	$2,372	0.71%	—%	13.98%
2019	120	$13.38	$1,613	1.57%	—%	6.11%
2018	98	$10.89	$1,068	1.85%	—%	(13.16)%

American Funds Insurance Series® New World Fund® - Class 2:
2022	411	$13.57	$5,579	1.50%	—%	(22.10)%
2021	241	$17.42	$4,204	0.98%	—%	4.94%
2020	166	$16.6	$2,749	0.07%	—%	23.60%
2019	99	$13.43	$1,336	1.02%	—%	6.93%
2018	82	$10.4	$853	0.95%	—%	(14.05)%

American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 2:
2022	354	$18.31	$6,473	2.11%	—%	(8.45)%
2021	245	$20	$4,906	1.54%	—%	27.80%
2020	189	$15.65	$2,954	1.93%	—%	8.68%
2019	128	$14.4	$1,848	2.20%	—%	7.70%
2018	104	$11.86	$1,230	2.09%	—%	(8.70)%

BNY Mellon IP MidCap Stock Portfolio - Service Shares:
2022	29	$16.77	$486	0.42%	—%	(14.26)%
2021	25	$19.56	$498	0.42%	—%	25.55%
2020	23	$15.58	$356	0.53%	—%	7.82%
2019	22	$14.45	$319	0.32%	—%	5.71%
2018	16	$12.05	$195	0.29%	—%	(15.68)%

BNY Mellon IP Technology Growth Portfolio - Service Shares:
2022	4	$30.57	$112	—%	—%	(46.51)%
2021	3	$57.15	$174	—%	—%	12.63%
2020 (7)	2	$50.74	$90	—%	—%	69.59%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2022	2	$38.59	$76	0.06%	—%	(23.05)%
2021	—	$50.15	$16	0.37%	—%	26.67%
2020 (7)	—	$39.59	$3	—%	—%	23.87%

BNY Mellon VIF Appreciation Portfolio - Service Shares:
2022	6	$44.66	$267	0.54%	—%	(18.25)%
2021	2	$54.63	$89	0.19%	—%	26.84%
2020 (7)	1	$43.07	$50	0.37%	—%	23.30%

Bond Market Index Account - Class 1:
2022	189	$11.02	$2,080	2.23%	—%	(13.16)%
2021	148	$12.69	$1,881	2.02%	—%	(1.78)%
2020 (7)	91	$12.92	$1,182	2.69%	—%	7.22%

Calvert VP EAFE International Index Portfolio - Class F:
2022	61	$13.25	$803	3.60%	—%	(14.74)%
2021	39	$15.54	$613	2.08%	—%	10.60%
2020 (7)	14	$14.05	$200	5.13%	—%	7.58%

Calvert VP Investment Grade Bond Index Portfolio - Class I:
2022	116	$10.93	$1,273	2.73%	—%	(12.49)%
2021	125	$12.49	$1,563	2.45%	—%	(1.81)%
2020	116	$12.72	$1,482	3.24%	—%	7.34%
2019	81	$11.85	$957	3.28%	—%	0.51%
2018	69	$10.94	$751	3.32%	—%	(0.36)%

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2022	219	$29.24	$6,396	0.93%	—%	(20.67)%
2021	129	$36.86	$4,759	0.82%	—%	14.29%
2020	89	$32.25	$2,871	1.15%	—%	19.40%
2019	58	$27.01	$1,561	0.95%	—%	6.34%
2018	49	$21.64	$1,061	1.18%	—%	(11.46)%

Calvert VP S&P 500 Index Portfolio:
2022	13	$23.48	$309	1.24%	—%	(18.33)%
2021	14	$28.75	$388	1.35%	—%	28.41%
2020	15	$22.39	$347	1.70%	—%	18.09%
2019	17	$18.96	$325	1.82%	—%	31.21%
2018	17	$14.45	$242	2.03%	—%	(4.75)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2022	120	$32.64	$3,912	0.96%	—%	(13.51)%
2021	111	$37.74	$4,171	0.87%	—%	24.19%
2020	104	$30.39	$3,161	1.28%	—%	13.10%
2019	94	$26.87	$2,524	1.19%	—%	4.96%
2018	82	$21.4	$1,744	1.27%	—%	(11.57)%

ClearBridge Mid Cap Portfolio - Class I:
2022	66	$15.21	$1,003	0.41%	—%	(25.29)%
2021	52	$20.36	$1,050	0.03%	—%	28.70%
2020	31	$15.82	$494	0.34%	—%	15.31%
2019	23	$13.72	$311	0.64%	—%	6.11%
2018	18	$10.32	$183	0.58%	—%	(12.47)%

ClearBridge Small Cap Growth Portfolio - Class I:
2022	99	$24.04	$2,377	—%	—%	(28.85)%
2021	60	$33.79	$2,043	—%	—%	12.60%
2020 (7)	26	$30.01	$781	—%	—%	43.25%

Core Plus Bond Account - Class 1:
2022	294	$26.52	$7,787	3.50%	—%	(14.12)%
2021	156	$30.88	$4,828	2.70%	—%	(0.45)%
2020	121	$31.02	$3,746	3.98%	—%	9.53%
2019	65	$28.32	$1,839	3.24%	—%	1.07%
2018	57	$25.79	$1,458	3.59%	—%	(1.41)%

Delaware VIP® Small Cap Value - Service Class:
2022	92	$32.72	$3,023	0.50%	—%	(12.37)%
2021	78	$37.34	$2,910	0.58%	—%	34.03%
2020	67	$27.86	$1,863	0.99%	—%	(2.18)%
2019	59	$28.48	$1,692	0.73%	—%	6.03%
2018	50	$22.3	$1,111	0.58%	—%	(16.95)%

Diversified International Account - Class 1:
2022	219	$32.9	$7,217	2.84%	—%	(20.01)%
2021	159	$41.13	$6,537	1.36%	—%	9.74%
2020	106	$37.47	$3,988	2.75%	—%	16.15%
2019	86	$32.26	$2,762	1.70%	—%	5.87%
2018	78	$26.29	$2,053	2.26%	—%	(17.53)%

DWS Alternative Asset Allocation VIP - Class B:
2022	5	$11.99	$58	4.86%	—%	(7.70)%
2021	1	$12.99	$15	3.25%	—%	12.27%
2020 (7)	1	$11.57	$11	—%	—%	5.37%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

DWS Small Mid Cap Value VIP - Class B:
2022	23	$24.4	$565	0.45%	—%	(16.15)%
2021	19	$29.1	$541	0.87%	—%	30.03%
2020	17	$22.38	$374	1.09%	—%	(1.10)%
2019	13	$22.63	$302	0.34%	—%	5.11%
2018	13	$18.7	$236	0.98%	—%	(16.33)%

Equity Income Account - Class 1:
2022	577	$31.88	$18,388	2.06%	—%	(10.50)%
2021	409	$35.62	$14,552	2.08%	—%	22.45%
2020	291	$29.09	$8,465	2.05%	—%	6.44%
2019	214	$27.33	$5,845	1.94%	—%	5.73%
2018	197	$21.17	$4,172	1.61%	—%	(5.02)%

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2022	242	$57.26	$13,852	0.29%	—%	(26.49)%
2021	210	$77.89	$16,336	0.03%	—%	27.52%
2020	192	$61.08	$11,740	0.07%	—%	30.23%
2019	173	$46.9	$8,116	0.22%	—%	7.05%
2018	153	$35.73	$5,469	0.45%	—%	(6.64)%

Fidelity® VIP Equity-Income Portfolio - Service Class 2:
2022	83	$38.73	$3,225	1.85%	—%	(5.24)%
2021	73	$40.87	$2,998	1.77%	—%	24.60%
2020	59	$32.8	$1,950	1.76%	—%	6.42%
2019	45	$30.82	$1,384	1.82%	—%	6.02%
2018	41	$24.24	$992	2.15%	—%	(8.56)%

Fidelity® VIP Extended Market Index Portfolio - Service Class 2:
2022	42	$12.61	$525	1.49%	—%	(18.33)%
2021	22	$15.44	$344	1.71%	—%	20.91%
2020	4	$12.77	$45	1.49%	—%	16.20%
2019 (6)	—	$10.99	$4	3.22%	—%	5.67%

Fidelity® VIP Government Money Market Portfolio - Service Class:
2022	3,629	$10.59	$38,441	1.50%	—%	1.34%
2021	1,868	$10.45	$19,516	0.01%	—%	—%
2020	1,374	$10.45	$14,359	0.21%	—%	0.29%
2019	712	$10.42	$7,419	1.87%	—%	0.29%
2018	593	$10.22	$6,068	1.55%	—%	1.49%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Fidelity® VIP High Income Portfolio - Service Class 2:
2022	117	$31.34	$3,682	5.50%	—%	(11.69)%
2021	105	$35.49	$3,718	5.48%	—%	4.29%
2020	87	$34.03	$2,967	5.45%	—%	2.44%
2019	78	$33.22	$2,595	5.43%	—%	1.87%
2018	72	$28.95	$2,089	5.76%	—%	(3.60)%

Fidelity® VIP International Index Portfolio - Service Class 2:
2022	229	$10.95	$2,508	2.64%	—%	(16.22)%
2021	105	$13.07	$1,369	3.84%	—%	7.48%
2020	34	$12.16	$412	1.66%	—%	10.34%
2019 (6)	—	$11.02	$3	7.37%	—%	5.25%

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	119	$39.22	$7,206	0.29%	—%	(14.97)%
2021	106	$46.12	$7,730	0.39%	—%	25.29%
2020	98	$36.81	$5,723	0.41%	—%	17.86%
2019	85	$50.1	$4,263	0.70%	—%	6.35%
2018	74	$40.67	$3,026	0.42%	—%	(14.77)%

Fidelity® VIP Strategic Income Portfolio - Service Class 2:
2022	166	$10.96	$1,817	4.23%	—%	(11.47)%
2021	99	$12.38	$1,231	3.00%	—%	3.51%
2020 (7)	46	$11.96	$552	5.57%	—%	7.17%

Fidelity® VIP Total Market Index Portfolio - Service Class 2:
2022	282	$13.69	$3,862	1.46%	—%	(19.42)%
2021	133	$16.99	$2,258	1.08%	—%	25.39%
2020	68	$13.55	$923	2.24%	—%	20.02%
2019 (6)	3	$11.29	$31	3.95%	—%	6.51%

Franklin Income VIP Fund - Class 2:
2022	11	$37.54	$423	4.91%	—%	(5.49)%
2021	5	$39.72	$205	4.33%	—%	16.75%
2020 (7)	2	$34.02	$73	9.09%	—%	0.71%

Franklin Mutual Global Discovery VIP - Class 2:
2022	66	$42.16	$2,801	1.44%	—%	(4.77)%
2021	66	$44.27	$2,906	2.77%	—%	19.13%
2020	62	$37.16	$2,286	2.52%	—%	(4.45)%
2019	57	$38.89	$2,217	1.65%	—%	5.88%
2018	52	$31.27	$1,623	2.47%	—%	(11.22)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Franklin Mutual Shares VIP - Class 2:
2022	1	$30.91	$27	2.20%	—%	(7.46)%
2021	—	$33.4	$—	—%	—%	19.20%
2020 (7)	—	$28.02	$1	—%	—%	(5.05)%

Franklin Rising Dividends VIP Fund - Class 2:
2022	102	$52.53	$5,373	0.79%	—%	(10.57)%
2021	84	$58.74	$4,948	0.85%	—%	26.79%
2020	76	$46.33	$3,517	1.28%	—%	15.97%
2019	74	$39.95	$2,957	1.23%	—%	6.28%
2018	66	$30.91	$2,049	1.26%	—%	(5.07)%

Franklin Small Cap Value VIP Fund - Class 2:
2022	43	$49.13	$2,106	0.91%	—%	(10.07)%
2021	32	$54.63	$1,751	1.02%	—%	25.38%
2020	26	$43.57	$1,143	1.40%	—%	5.19%
2019	19	$41.42	$805	1.03%	—%	4.36%
2018	18	$32.79	$578	0.84%	—%	(12.86)%

Franklin Strategic Income VIP Fund - Class 2:
2022	30	$16.31	$483	4.23%	—%	(10.73)%
2021	9	$18.27	$169	3.65%	—%	2.12%
2020 (7)	3	$17.89	$59	4.20%	—%	3.41%

Franklin U.S. Government Securities VIP Fund - Class 2:
2022	—	$11.28	$1	2.07%	—%	(9.69)%
2021 (7)	—	$12.49	$—	—%	—%	(1.89)%

Global Emerging Markets Account - Class 1:
2022 (14)	115	$39.4	$4,520	1.70%	—%	(22.65)%
2021	96	$50.94	$4,901	0.46%	—%	0.57%
2020	76	$50.65	$3,829	2.44%	—%	19.23%
2019	73	$42.48	$3,095	0.94%	—%	6.87%
2018	70	$36.12	$2,516	1.25%	—%	(21.01)%

Government & High Quality Bond Account - Class 1:
2022	186	$13.15	$2,450	1.48%	—%	(11.80)%
2021	173	$14.91	$2,573	2.20%	—%	(1.32)%
2020	148	$15.11	$2,234	2.72%	—%	2.86%
2019	122	$14.69	$1,793	2.81%	—%	0.62%
2018	104	$13.8	$1,430	4.08%	—%	0.95%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Invesco V.I. American Franchise Fund - Series II Shares:
2022	15	$28.55	$425	—%	—%	(31.30)%
2021	11	$41.56	$478	—%	—%	11.66%
2020	10	$37.22	$354	—%	—%	42.01%
2019	8	$26.21	$213	—%	—%	8.13%
2018	7	$19.21	$142	—%	—%	(3.90)%

Invesco V.I. American Value Fund - Series I Shares:
2022	30	$15.22	$453	0.88%	—%	(2.62)%
2021	12	$15.63	$189	0.46%	—%	28.01%
2020	10	$12.21	$122	1.07%	—%	1.08%
2019	6	$12.08	$73	0.72%	—%	7.28%
2018	5	$9.66	$52	0.51%	—%	(12.66)%

Invesco V.I. Core Equity Fund - Series II Shares:
2022	10	$44.39	$440	0.70%	—%	(20.75)%
2021	7	$56.01	$401	0.47%	—%	27.38%
2020	6	$43.97	$270	1.14%	—%	13.56%
2019	5	$38.72	$196	0.17%	—%	6.34%
2018	5	$30.09	$152	—%	—%	(9.61)%

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares:
2022	110	$12.33	$1,362	—%	—%	(30.96)%
2021	57	$17.86	$1,024	—%	—%	19.07%
2020 (9)	4	$15	$59	—%	—%	48.22%

Invesco V.I. EQV International Equity Fund - Series I Shares:
2022 (15)	8	$34.2	$278	2.16%	—%	(18.32)%
2021	2	$41.87	$88	1.25%	—%	5.89%
2020 (7)	1	$39.54	$43	4.36%	—%	14.01%

Invesco V.I. Global Real Estate Fund - Series I Shares:
2022	10	$11.28	$110	2.75%	—%	(24.90)%
2021	9	$15.02	$133	2.57%	—%	25.69%
2020 (7)	7	$11.95	$85	6.53%	—%	(12.33)%

Invesco V.I. Health Care Fund - Series I Shares:
2022	125	$42.1	$5,262	—%	—%	(13.32)%
2021	110	$48.57	$5,334	0.22%	—%	12.30%
2020	98	$43.25	$4,241	0.33%	—%	14.48%
2019	90	$37.78	$3,387	0.04%	—%	14.07%
2018	81	$28.51	$2,300	—%	—%	0.88%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Invesco V.I. Main Street Mid Cap Fund - Series II Shares:
2022	32	$28.2	$891	0.07%	—%	(14.47)%
2021	31	$32.97	$1,037	0.27%	—%	22.88%
2020	25	$26.83	$658	0.51%	—%	8.93%
2019	22	$24.63	$531	0.22%	—%	6.62%
2018	20	$19.7	$398	0.11%	—%	(11.58)%

Invesco V.I. Main Street Small Cap Fund - Series II Shares:
2022	32	$37.06	$1,198	0.26%	—%	(16.04)%
2021	32	$44.14	$1,409	0.19%	—%	22.27%
2020	26	$36.1	$922	0.39%	—%	19.62%
2019	22	$30.18	$665	—%	—%	6.23%
2018	19	$23.93	$465	0.06%	—%	(10.51)%

Invesco V.I. Small Cap Equity Fund - Series I Shares:
2022	2	$27.7	$50	—%	—%	(20.49)%
2021 (7)	2	$34.84	$58	0.12%	—%	20.39%

Janus Henderson Balanced Portfolio - Service Shares:
2022	76	$42.91	$3,255	1.28%	—%	(16.61)%
2021	37	$51.46	$1,882	0.97%	—%	16.90%
2020 (7)	14	$44.02	$601	2.41%	—%	14.04%

Janus Henderson Enterprise Portfolio - Service Shares:
2022	143	$54.75	$7,839	0.25%	—%	(16.14)%
2021	110	$65.29	$7,178	0.16%	—%	16.55%
2020	36	$56.02	$2,036	0.04%	—%	19.17%
2019	10	$47.01	$479	0.06%	—%	5.66%
2018 (4)	1	$34.78	$29	0.02%	—%	(10.52)%

Janus Henderson Flexible Bond Portfolio - Service Shares:
2022	77	$22.41	$1,727	2.28%	—%	(13.91)%
2021	35	$26.03	$899	2.63%	—%	(1.10)%
2020 (7)	11	$26.32	$277	4.12%	—%	10.26%

Janus Henderson Forty Portfolio - Service Shares:
2022	153	$34.71	$5,315	0.06%	—%	(33.72)%
2021	129	$52.37	$6,777	0.52%	—%	22.62%
2020	120	$42.71	$5,120	0.62%	—%	39.03%
2019	110	$30.72	$3,371	0.02%	—%	6.85%
2018	97	$22.45	$2,182	1.20%	—%	1.72%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Janus Henderson Global Research Portfolio - Service Shares:
2022	11	$29	$324	1.53%	—%	(19.62)%
2021	2	$36.08	$85	0.46%	—%	17.79%
2020 (7)	—	$30.63	$3	0.98%	—%	19.79%

Janus Henderson Global Sustainable Equity Portfolio - Service Shares:
2022 (11)	1	$9.35	$8	1.08%	—%	(6.87)%

Janus Henderson Global Technology and Innovation Portfolio - Service Shares:
2022	201	$13.07	$2,633	—%	—%	(37.10)%
2021	146	$20.78	$3,036	0.64%	—%	17.73%
2020	73	$17.65	$1,284	—%	—%	50.73%
2019 (6)	9	$11.71	$111	—%	—%	8.73%

LargeCap Growth I Account - Class 1:
2022	277	$79.14	$21,921	—%	—%	(34.16)%
2021	189	$120.2	$22,769	—%	—%	21.89%
2020	127	$98.61	$12,552	0.03%	—%	36.20%
2019	84	$72.4	$6,092	0.06%	—%	7.45%
2018	48	$53.66	$2,587	0.04%	—%	3.59%

LargeCap S&P 500 Index Account - Class 1:
2022	1,397	$41.6	$58,118	1.41%	—%	(18.34)%
2021	861	$50.94	$43,865	1.44%	—%	28.34%
2020	531	$39.69	$21,066	1.81%	—%	18.09%
2019	429	$33.61	$14,420	1.92%	—%	6.63%
2018	385	$25.64	$9,860	1.78%	—%	(4.58)%

Lord Abbett Series Fund Developing Growth Portfolio - Class VC:
2022	91	$21.44	$1,947	—%	—%	(35.98)%
2021	59	$33.49	$1,988	—%	—%	(2.76)%
2020	38	$34.44	$1,317	—%	—%	72.63%
2019	15	$19.95	$305	—%	—%	4.56%
2018	11	$15.14	$172	—%	—%	4.85%

MFS® Blended Research Small Cap Equity Portfolio Series - Service Class:
2022	55	$17.51	$957	0.51%	—%	(18.56)%
2021	36	$21.5	$784	0.71%	—%	29.21%
2020	25	$16.64	$417	0.75%	—%	2.09%
2019	7	$16.3	$107	0.48%	—%	8.09%
2018	5	$12.9	$59	0.60%	—%	(5.36)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

MFS® Global Equity Series - Service Class:
2022	14	$34.73	$471	0.23%	—%	(17.93)%
2021	9	$42.32	$373	0.53%	—%	16.87%
2020 (7)	4	$36.21	$148	1.31%	—%	13.05%

MFS® Growth Series - Service Class:
2022	39	$59.49	$2,309	—%	—%	(31.81)%
2021	30	$87.24	$2,580	—%	—%	23.24%
2020 (7)	4	$70.79	$290	—%	—%	31.53%

MFS® Inflation-Adjusted Bond Portfolio - Service Class:
2022	6	$9.64	$61	4.34%	—%	(21.69)%
2021	5	$12.31	$63	0.80%	—%	1.32%
2020 (7)	4	$12.15	$43	0.21%	—%	13.23%

MFS® International Intrinsic Value Portfolio - Service Class:
2022	122	$17.81	$2,165	0.55%	—%	(23.76)%
2021	63	$23.36	$1,461	0.15%	—%	10.29%
2020 (7)	26	$21.18	$557	0.86%	—%	20.20%

MFS® Mid Cap Value Series - Service Class:
2022	172	$17.25	$2,962	0.83%	—%	(9.02)%
2021	119	$18.96	$2,263	0.82%	—%	30.58%
2020	67	$14.52	$968	1.05%	—%	3.71%
2019	54	$14	$754	0.98%	—%	5.98%
2018	42	$10.71	$450	0.72%	—%	(11.63)%

MFS® New Discovery Series - Service Class:
2022	35	$47.74	$1,661	—%	—%	(29.99)%
2021	26	$68.19	$1,784	—%	—%	1.56%
2020	23	$67.14	$1,526	—%	—%	45.58%
2019	19	$46.12	$877	—%	—%	8.70%
2018	16	$32.64	$521	—%	—%	(1.72)%

MFS® New Discovery Value Portfolio - Service Class:
2022	66	$20.32	$1,349	0.45%	—%	(11.23)%
2021	37	$22.89	$847	0.63%	—%	33.86%
2020	30	$17.1	$505	0.98%	—%	3.76%
2019	10	$16.48	$168	0.53%	—%	6.32%
2018	7	$12.35	$92	0.25%	—%	(11.02)%

MFS® Research International Series - Service Class:
2022	54	$13.1	$709	1.77%	—%	(17.82)%
2021	29	$15.94	$468	0.71%	—%	11.24%
2020 (7)	19	$14.33	$275	2.23%	—%	12.75%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

MFS® Total Return Series - Service Class:
2022	4	$23.47	$91	1.87%	—%	(9.83)%
2021	1	$26.03	$38	1.81%	—%	13.82%
2020 (7)	1	$22.87	$19	0.82%	—%	9.53%

MFS® Utilities Series - Service Class:
2022	170	$25.71	$4,383	2.17%	—%	0.47%
2021	153	$25.59	$3,924	1.58%	—%	13.83%
2020	131	$22.48	$2,948	2.29%	—%	5.64%
2019	115	$21.28	$2,448	3.78%	—%	2.60%
2018	113	$17.05	$1,924	0.90%	—%	0.77%

MFS® Value Series - Service Class:
2022	28	$48.11	$1,368	1.15%	—%	(6.15)%
2021	23	$51.26	$1,169	1.10%	—%	25.18%
2020 (7)	6	$40.95	$239	1.42%	—%	3.20%

MidCap Account - Class 1:
2022	62	$140.16	$8,649	0.19%	—%	(22.98)%
2021	54	$181.97	$9,890	0.14%	—%	25.53%
2020	49	$144.96	$7,096	0.75%	—%	16.24%
2019	44	$122.5	$5,438	0.28%	—%	43.09%
2018	42	$85.61	$3,631	0.28%	—%	(6.55)%

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S:
2022	2	$17.31	$35	—%	—%	(28.82)%
2021 (7)	1	$24.32	$18	—%	—%	12.75%

Neuberger Berman AMT Sustainable Equity Portfolio - Class I:
2022	35	$13.18	$465	0.45%	—%	(18.44)%
2021	35	$16.16	$569	0.39%	—%	23.45%
2020	33	$13.09	$430	0.79%	—%	19.54%
2019 (5)	26	$10.95	$282	0.56%	—%	6.52%

PIMCO All Asset Portfolio - Administrative Class:
2022	4	$15.28	$59	7.88%	—%	(11.83)%
2021 (7)	1	$17.33	$22	3.67%	—%	16.23%

PIMCO Commodity Real Return Strategy Portfolio - Administrative Class:
2022	22	$8.99	$197	19.52%	—%	8.57%
2021	17	$8.28	$137	5.27%	—%	33.33%
2020 (7)	6	$6.21	$39	4.99%	—%	1.31%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

PIMCO Emerging Market Bond Portfolio - Administrative Class:
2022	5	$12.37	$58	4.81%	—%	(15.74)%
2021	2	$14.68	$34	4.55%	—%	(2.59)%
2020 (7)	1	$15.07	$13	4.41%	—%	6.73%

PIMCO High Yield Portfolio - Administrative Class:
2022	150	$19.71	$2,965	5.09%	—%	(10.29)%
2021	91	$21.97	$1,998	4.30%	—%	3.63%
2020 (7)	18	$21.2	$384	4.44%	—%	5.74%

PIMCO Long-Term U.S. Government Portfolio - Administrative Class:
2022	30	$10.56	$319	2.05%	—%	(28.94)%
2021	13	$14.86	$197	1.44%	—%	(4.74)%
2020 (7)	3	$15.6	$42	1.50%	—%	17.38%

PIMCO Low Duration Portfolio - Administrative Class:
2022	131	$10.25	$1,347	1.80%	—%	(5.79)%
2021	33	$10.88	$362	0.54%	—%	(0.91)%
2020 (7)	3	$10.98	$34	0.66%	—%	3.00%

PIMCO Real Return Portfolio - Administrative Class:
2022	90	$14.21	$1,280	6.83%	—%	(11.90)%
2021	52	$16.13	$831	5.25%	—%	5.63%
2020 (7)	21	$15.27	$320	1.29%	—%	11.70%

PIMCO Short-Term Portfolio - Administrative Class:
2022	123	$12.06	$1,481	1.66%	—%	(0.17)%
2021	95	$12.08	$1,143	0.98%	—%	(0.08)%
2020 (7)	48	$12.09	$586	0.62%	—%	2.28%

PIMCO Total Return Portfolio - Administrative Class:
2022	74	$13.4	$987	2.64%	—%	(14.32)%
2021	43	$15.64	$666	1.80%	—%	(1.26)%
2020 (7)	20	$15.84	$321	1.71%	—%	8.72%

Principal Capital Appreciation Account - Class 1:
2022	160	$21.09	$3,381	0.79%	—%	(16.44)%
2021	150	$25.24	$3,786	0.89%	—%	27.86%
2020	123	$19.74	$2,434	1.35%	—%	18.70%
2019	101	$16.63	$1,682	1.66%	—%	5.92%
2018	88	$12.55	$1,101	1.21%	—%	(3.46)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Principal LifeTime 2010 Account - Class 1:
2022	83	$22.73	$1,890	3.13%	—%	(13.21)%
2021	51	$26.18	$1,333	1.92%	—%	5.91%
2020	21	$24.72	$531	2.39%	—%	11.40%
2019	6	$22.19	$127	2.96%	—%	2.40%
2018	6	$19.45	$118	3.07%	—%	(3.86)%

Principal LifeTime 2020 Account - Class 1:
2022	355	$27.19	$9,659	3.41%	—%	(14.39)%
2021	215	$31.76	$6,818	1.67%	—%	9.18%
2020	81	$29.09	$2,358	2.83%	—%	12.88%
2019	23	$25.77	$589	2.38%	—%	3.33%
2018	22	$21.82	$486	2.79%	—%	(5.38)%

Principal LifeTime 2030 Account - Class 1:
2022	1,006	$29.17	$29,343	3.07%	—%	(16.85)%
2021	621	$35.08	$21,797	1.46%	—%	12.79%
2020	354	$31.1	$10,994	2.14%	—%	14.88%
2019	192	$27.07	$5,193	2.09%	—%	4.32%
2018	154	$22.19	$3,427	2.40%	—%	(7.04)%

Principal LifeTime 2040 Account - Class 1:
2022	571	$31.88	$18,196	3.55%	—%	(18.11)%
2021	357	$38.93	$13,883	1.36%	—%	15.28%
2020	238	$33.76	$8,044	2.03%	—%	16.09%
2019	179	$29.08	$5,199	1.89%	—%	4.91%
2018	142	$23.31	$3,321	2.10%	—%	(7.87)%

Principal LifeTime 2050 Account - Class 1:
2022	240	$33.02	$7,939	3.74%	—%	(18.81)%
2021	154	$40.67	$6,263	1.16%	—%	17.03%
2020	106	$34.75	$3,697	1.88%	—%	16.65%
2019	80	$29.79	$2,386	1.86%	—%	5.34%
2018	73	$23.57	$1,724	2.12%	—%	(8.64)%

Principal LifeTime 2060 Account - Class 1:
2022	259	$19.45	$5,038	3.45%	—%	(18.79)%
2021	199	$23.95	$4,760	1.04%	—%	17.98%
2020	140	$20.3	$2,850	1.63%	—%	16.53%
2019	99	$17.42	$1,726	1.35%	—%	5.64%
2018	87	$13.69	$1,184	2.15%	—%	(9.22)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Principal LifeTime Strategic Income Account - Class 1:
2022	76	$19.72	$1,502	3.54%	—%	(13.09)%
2021	53	$22.69	$1,200	2.30%	—%	4.51%
2020	22	$21.71	$477	2.46%	—%	10.32%
2019	16	$19.68	$308	2.38%	—%	1.97%
2018	14	$17.5	$240	2.89%	—%	(2.99)%

Putnam VT Growth Opportunities Fund - Class IB:
2022	99	$21.78	$2,149	—%	—%	(30.50)%
2021	67	$31.34	$2,112	—%	—%	22.66%
2020	55	$25.55	$1,411	0.04%	—%	38.71%
2019	26	$18.42	$487	0.12%	—%	6.78%
2018	24	$13.47	$324	—%	—%	2.36%

Putnam VT International Value Fund - Class IB:
2022	5	$12.49	$64	1.70%	—%	(6.86)%
2021 (10)	1	$13.41	$13	0.77%	—%	15.01%

Real Estate Securities Account - Class 1:
2022	118	$98.17	$11,610	1.33%	—%	(25.41)%
2021	87	$131.62	$11,476	1.52%	—%	40.44%
2020	68	$93.72	$6,386	2.08%	—%	(3.41)%
2019	55	$97.03	$5,322	1.84%	—%	(0.88)%
2018	51	$73.92	$3,804	1.84%	—%	(4.22)%

Rydex VT Basic Materials Fund:
2022	9	$13.18	$118	0.62%	—%	(9.66)%
2021	6	$14.59	$94	0.68%	—%	23.02%
2020 (7)	2	$11.86	$25	—%	—%	19.68%

Rydex VT Utilities Fund:
2022	—	$14.24	$4	0.93%	—%	1.06%
2021	—	$14.09	$4	1.54%	—%	14.55%
2020 (7)	—	$12.3	$3	—%	—%	(5.17)%

SAM Balanced Account - Class 1:
2022	1,050	$22.83	$23,962	2.40%	—%	(16.16)%
2021	1,165	$27.22	$31,717	1.60%	—%	13.74%
2020	1,002	$23.93	$23,975	2.23%	—%	11.25%
2019	972	$21.51	$20,914	2.53%	—%	3.81%
2018	914	$17.92	$16,372	3.13%	—%	(5.03)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

SAM Conservative Balanced Account - Class 1:
2022	368	$20.7	$7,625	2.47%	—%	(14.46)%
2021	307	$24.2	$7,437	1.87%	—%	9.70%
2020	277	$22.06	$6,118	2.43%	—%	9.59%
2019	257	$20.12	$5,171	2.92%	—%	2.86%
2018	229	$17.37	$3,974	3.49%	—%	(3.45)%

SAM Conservative Growth Account - Class 1:
2022	1,342	$24.31	$32,623	2.14%	—%	(17.79)%
2021	1,258	$29.57	$37,189	1.22%	—%	17.71%
2020	1,231	$25.12	$30,911	1.91%	—%	12.95%
2019	1,123	$22.24	$24,980	1.88%	—%	4.71%
2018	1,013	$17.92	$18,153	2.84%	—%	(6.62)%

SAM Flexible Income Account - Class 1:
2022	330	$19.51	$6,428	2.96%	—%	(13.10)%
2021	287	$22.45	$6,436	2.30%	—%	6.85%
2020	237	$21	$4,987	2.77%	—%	7.25%
2019	213	$19.58	$4,176	3.69%	—%	2.03%
2018	166	$17.29	$2,876	3.96%	—%	(1.98)%

SAM Strategic Growth Account - Class 1:
2022	2,140	$25.3	$54,126	2.16%	—%	(18.81)%
2021	2,106	$31.14	$65,593	0.97%	—%	19.86%
2020	1,900	$25.98	$49,366	1.83%	—%	15.36%
2019	1,671	$22.52	$37,635	1.56%	—%	5.58%
2018	1,514	$17.67	$26,742	2.43%	—%	(8.59)%

Short-Term Income Account - Class 1:
2022	1,090	$13.85	$15,096	1.31%	—%	(3.42)%
2021	556	$14.34	$7,977	1.59%	—%	(0.69)%
2020	275	$14.44	$3,972	2.32%	—%	3.36%
2019	162	$13.97	$2,259	2.59%	—%	0.36%
2018	142	$13.35	$1,896	2.24%	—%	1.06%

SmallCap Account - Class 1:
2022	127	$44.73	$5,697	0.06%	—%	(20.64)%
2021	106	$56.36	$5,963	0.32%	—%	20.12%
2020	83	$46.92	$3,893	0.52%	—%	22.19%
2019	72	$38.4	$2,771	0.34%	—%	5.67%
2018	65	$30.14	$1,947	0.32%	—%	(10.88)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

T. Rowe Price Health Sciences Portfolio - II:
2022	22	$18.6	$407	—%	—%	(12.72)%
2021	10	$21.31	$223	—%	—%	12.87%
2020 (7)	8	$18.88	$148	—%	—%	29.23%

Templeton Developing Markets VIP Fund - Class 2:
2022	13	$17.86	$228	2.08%	—%	(21.97)%
2021	11	$22.89	$242	0.58%	—%	(5.76)%
2020 (7)	3	$24.29	$68	1.06%	—%	17.23%

Templeton Foreign VIP Fund - Class 2:
2022	11	$11.72	$132	2.84%	—%	(7.64)%
2021	3	$12.69	$43	2.02%	—%	4.19%
2020 (7)	1	$12.18	$12	1.19%	—%	(1.14)%

Templeton Global Bond VIP Fund - Class 2:
2022	148	$14.27	$2,106	—%	—%	(4.93)%
2021	132	$15.01	$1,979	—%	—%	(5.00)%
2020	126	$15.8	$1,999	8.31%	—%	(5.33)%
2019	112	$16.68	$1,867	6.96%	—%	1.28%
2018	97	$16.35	$1,589	—%	—%	1.93%

TOPS® Managed Risk Balanced ETF Portfolio - Class 2:
2022	41	$14.62	$603	19.87%	—%	(11.87)%
2021	36	$16.59	$591	1.12%	—%	8.57%
2020	35	$15.28	$535	2.31%	—%	5.89%
2019	40	$14.43	$572	2.29%	—%	3.07%
2018	37	$12.59	$463	1.79%	—%	(6.04)%

TOPS® Managed Risk Growth ETF Portfolio - Class 2:
2022	139	$15.71	$2,188	7.96%	—%	(13.73)%
2021	146	$18.21	$2,656	1.11%	—%	12.55%
2020	147	$16.18	$2,374	2.27%	—%	5.20%
2019	137	$15.38	$2,111	2.04%	—%	4.84%
2018	135	$13.14	$1,775	1.64%	—%	(8.69)%

TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2:
2022	97	$15.61	$1,514	15.59%	—%	(13.33)%
2021	93	$18.01	$1,676	1.15%	—%	11.04%
2020	92	$16.22	$1,485	2.67%	—%	5.94%
2019	72	$15.31	$1,110	2.28%	—%	3.87%
2018	63	$13.17	$835	1.75%	—%	(7.19)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

VanEck VIP Global Resources Fund - Class S Shares:
2022	165	$8.6	$1,422	1.59%	—%	8.04%
2021	178	$7.96	$1,416	0.33%	—%	18.63%
2020	148	$6.71	$994	0.68%	—%	18.97%
2019	101	$5.64	$568	—%	—%	8.25%
2018	100	$5.06	$506	—%	—%	(28.43)%

VanEck VIP Global Resources Fund - Initial Class Shares:
2022	7	$10.28	$76	1.64%	—%	8.32%
2021	1	$9.49	$10	0.18%	—%	18.92%
2020 (7)	—	$7.98	$2	—%	—%	19.10%

Vanguard VIF Balanced Portfolio:
2022	33	$44.92	$1,503	1.27%	—%	(14.29)%
2021	9	$52.41	$453	1.40%	—%	19.01%
2020 (10)	2	$44.04	$84	—%	—%	11.02%

Vanguard VIF Global Bond Index Portfolio:
2022	71	$8.75	$622	1.20%	—%	(13.11)%
2021 (10)	20	$10.07	$205	0.49%	—%	(1.85)%

Vanguard VIF Mid-Cap Index Portfolio:
2022	220	$57.75	$12,678	0.88%	—%	(18.82)%
2021	99	$71.14	$7,013	0.78%	—%	24.35%
2020 (7)	31	$57.21	$1,761	0.51%	—%	18.08%

Wanger International:
2022	96	$11.46	$1,095	0.93%	—%	(33.83)%
2021	73	$17.32	$1,269	0.54%	—%	18.87%
2020	62	$14.57	$899	1.94%	—%	14.36%
2019	61	$12.74	$777	0.87%	—%	8.43%
2018	47	$9.8	$463	2.00%	—%	(17.72)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the divisions, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the year indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(5)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(6)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(7)	Commenced operations January 1, 2020.
(8)	Funds were made available to policyholders on July 5, 2020. Activity in the funds occurred in 2022.
(9)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(10)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(11)	Funds were made available to policyholders on June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(12)	Represented the operations of AllianceBernstein Global Thematic Growth Class A Division until May 2, 2022.
(13)	Represented the operations of AllianceBernstein International Growth Class A Division until May 2, 2022.
(14)	Represented the operations of International Emerging Markets Class 1 Division until May 2, 2022.
(15)	Represented the operations of Invesco International Growth Series I Division until April 29, 2022.

7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through April 12, 2023, and determined no items required recognition or disclosure.

APPENDIX B - Principal National Life Insurance Company Financials

Report of Independent Auditors

The Board of Directors and Stockholder
Principal National Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of Principal National Life Insurance Company (the Company), which comprise the statutory-basis statements of financial position as of December 31, 2022 and 2021, and the related statutory-basis statements of operations and capital and surplus and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in

Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

April 12, 2023

Principal National Life Insurance Company
Statutory-Basis Statements of Financial Position

	December 31,
	2022	2021
Admitted assets
Bonds	$70,727,433	$233,866,667
Cash, cash equivalents and short-term investments	904,370	22,750,177
Other invested assets	—	2,002,854
Accrued investment income	635,250	2,036,718
Amounts receivable under reinsurance contract	8,616,515	9,933,900
Net deferred tax asset	10,813,826	15,755,637
Separate Account assets	630,536,016	545,749,248
Receivables from parent, subsidiaries and affiliates	6,184,439	77,501
Receivable for securities	82,645	88,210
Other assets	535,429	137,867
Total admitted assets	$729,035,923	$832,398,779

Liabilities
Insurance reserves	$18,209	$17,757
Asset valuation reserve	670,572	1,350,178
Interest maintenance reserve	873,495	726,535
Payables to parent, subsidiaries and affiliates	6,734,697	7,754,084
Federal income taxes payable	4,022,243	2,705,226
Separate Account liabilities	630,536,016	545,749,248
Other liabilities	3,274,743	4,593,492
Total liabilities	646,129,975	562,896,520

Capital and surplus
Common capital stock, par value $1 per share – 5,000,000 shares authorized, 2,500,000 shares issued and outstanding (wholly
owned indirectly by Principal Financial Group, Inc.)	2,500,000	2,500,000
Preferred stock, par value $1 per share – 1,000,000 shares
authorized, none issued and outstanding	—	—
Paid-in and contributed surplus	122,936,714	300,529,614
Unassigned deficit	(42,530,766)	(33,527,355)
Total capital and surplus	82,905,948	269,502,259
Total liabilities and capital and surplus	$729,035,923	$832,398,779

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Operations and Capital and Surplus

	For the year ended December 31,
	2022	2021	2020
Income
Premiums and annuity and other considerations	$8,730	$8,657	$8,503
Net investment income	2,391,782	7,650,977	7,175,883
Commissions and expense allowances on reinsurance ceded	246,379,727	312,473,263	314,271,495
Other income	213,236,811	144,500,316	84,233,245
Total income	462,017,050	464,633,213	405,689,126

Benefits and expenses
Benefit payments other than dividends	—	35,670	—
Additions to policyholder reserves	452	681	1,327
Net transfers to Separate Accounts	211,850,336	143,527,012	83,655,041
Insurance expenses and taxes	247,726,658	314,686,911	316,448,642
Total benefits and expenses	459,577,446	458,250,274	400,105,010

Gain from operations before federal income taxes and net
realized capital gains (losses)	2,439,604	6,382,939	5,584,116
Federal income taxes (excluding tax on net realized capital
gains (losses))	6,985,222	8,401,767	7,537,000
Net loss from operations before net realized capital gains
(losses)	(4,545,618)	(2,018,828)	(1,952,884)
Net realized capital gains (losses) net of related taxes	29,251	7,269	(1,493)
Net loss	$(4,516,367)	$(2,011,559)	$(1,954,377)

Capital and surplus
Common capital stock at beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Paid-in and contributed surplus at beginning of year	$300,529,614	$280,535,781	$249,562,476
Capital contributions (distributions) from (to) parent	(179,844,312)	16,600,000	27,600,000
Other adjustments	2,251,412	3,393,833	3,373,305
Paid-in and contributed surplus at end of year	$122,936,714	$300,529,614	$280,535,781

Unassigned deficit at beginning of year	$(33,527,355)	$(32,371,705)	$(31,192,913)
Net loss	(4,516,367)	(2,011,559)	(1,954,377)
Change in non-admitted assets and related items	(12,209,516)	(5,530,234)	(5,033,885)
Change in net deferred taxes	7,282,204	6,877,912	6,369,753
Change in asset valuation reserve	679,606	(187,554)	(280,642)
Other adjustments	(239,338)	(304,215)	(279,641)
Unassigned deficit at end of year	$(42,530,766)	$(33,527,355)	$(32,371,705)
Total capital and surplus	$82,905,948	$269,502,259	$250,664,076

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Cash Flows

	For the year ended December 31,
	2022	2021	2020
Operating activities
Premiums and annuity and other considerations received	$25,807,866	$20,414,412	$15,943,484
Net investment income received	4,385,481	9,420,269	8,550,346
Reinsured benefit payments other than dividends	187,151,444	123,949,165	68,233,957
Insurance expenses and taxes received (paid)	(5,102,232)	666,156	1,175,936
Federal income taxes paid	(5,746,060)	(8,595,443)	(7,233,698)
Net transfers to Separate Accounts	(211,999,134)	(143,937,422)	(84,334,620)
Net cash provided by (used in) operating activities	(5,502,635)	1,917,137	2,335,405

Investing activities
Bonds sold and matured	15,770,153	33,787,468	21,845,152
Bonds acquired	—	(48,851,636)	(45,032,706)
Other invested assets acquired	—	(996,520)	(1,006,410)
Other investing activities	5,805	(2,507,609)	2,422,331
Net cash provided by (used in) investing activities	15,775,958	(18,568,297)	(21,771,633)

Financing and miscellaneous activities
Capital contributions (distributions) from (to) parent	(29,000,000)	16,600,000	27,600,000
Other cash applied	(3,119,130)	(1,372,637)	(636,090)
Net cash provided by (used in) financing and miscellaneous
activities	(32,119,130)	15,227,363	26,963,910

Net increase (decrease) in cash, cash equivalents and
short-term investments	(21,845,807)	(1,423,797)	7,527,682
Cash, cash equivalents and short-term investments at
beginning of year	22,750,177	24,173,974	16,646,292
Cash, cash equivalents and short-term investments at
end of year	$904,370	$22,750,177	$24,173,974

Supplemental disclosures of cash flow information for non-cash transactions:
Decrease in bonds due to contribution to parent	$147,640,749	$—	$—
Decrease in other invested assets due to contribution to
parent	1,881,185	—	—
Decrease in investment income due and accrued due to
contribution to parent	1,322,378	—	—

See accompanying notes.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
1. Nature of Operations and Significant Accounting Policies

Description of Business

    Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states selling traditional term, universal life, variable universal life and indexed universal life insurance products. As of September 30, 2021, we narrowed our focus to the business market and ceased sales to the retail consumer market.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the State of Iowa.

The Insurance Division of the Department of Commerce of the State of Iowa (“Iowa Insurance Division”) recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC’s Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of Insurance (the “Commissioner”) has the right to permit other specific practices that deviate from the prescribed practices.

The more significant differences between statutory accounting practices and U.S. generally accepted accounting principles (“U.S. GAAP”), are as follows:

Investments in bonds are reported at amortized cost or fair value based on their designation from the NAIC for statutory purposes. For U.S. GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in net income for those designated as trading and as a separate component of equity for those designated as available-for-sale.

The costs of acquiring and renewing certain business are charged to net income as incurred for statutory purposes rather than deferred and amortized over the premium-paying period or in proportion to the emergence of estimated gross profit margins or, in certain circumstances, estimated gross revenues for U.S. GAAP purposes.

Policy reserves on traditional term life insurance products for statutory purposes are based on prescribed mortality, morbidity, and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20: Requirements for Principle-Based Reserves for Life Products (“VM-20”) for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic reserve uses prudent estimate assumptions and interest scenario. These may differ from reserves based on best estimate assumptions of expected mortality, interest rates and withdrawals used for U.S. GAAP purposes, which include a provision for possible unfavorable deviation from such assumptions.

Policy reserves on interest sensitive universal life, variable universal life and indexed universal life insurance products for statutory purposes are based on prescribed mortality, morbidity, lapse (for some universal life secondary guarantee reserves) and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20 principle-based reserves for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic and stochastic reserves use prudent estimate assumptions and interest/equity scenarios. This differs from the full account values under U.S. GAAP.

Reinsurance amounts are netted against the corresponding policyholder receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under U.S. GAAP.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
For statutory purposes, the deferred tax asset (“DTA”), net of any valuation allowance established for the DTA not yet realizable, is limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service (“IRS”) tax loss carryback provisions, not to exceed three years, plus (2) the lesser of the remaining gross DTA expected to be realized within three years of the date of the statement of financial position or 15% of capital and surplus excluding any net DTA, electronic data processing equipment and operating software and any net positive goodwill, plus (3) the amount of remaining gross DTA that can be offset against the existing gross deferred tax liability (“DTL”). The remaining DTA is non-admitted. Under U.S. GAAP, a DTA is recorded for the amount of gross DTA expected to be realized in future years, and a valuation allowance is established for the DTA not realizable. All changes in the gross DTA and DTL are recorded directly to unassigned surplus for statutory purposes. Certain changes to the DTA and DTL, including changes in tax rates, are reported directly to net income under U.S. GAAP.

    Under a formula determined by the NAIC, we defer in the Interest Maintenance Reserve (“IMR”) the portion of realized gains and losses on sales (net of federal income tax) of fixed maturities investments, principally bonds, attributable to changes in the general level of interest rates and amortize those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in net income net of federal income taxes and transfers to the IMR for statutory purposes rather than reported in net income in the period the gain or loss occurs under U.S. GAAP.

    Declines in the value of investments due to noninterest related risk are provided for through the establishment of an Asset Valuation Reserve (“AVR”), which is carried as a liability. The reserve is determined by an NAIC prescribed formula with changes charged directly to unassigned surplus. The reserve is not recognized for U.S. GAAP.

    Certain assets designated as “non-admitted assets” have been charged directly to unassigned surplus for statutory purposes rather than being reported as assets, as applicable, under U.S. GAAP.

    For statutory purposes, revenues for universal life, variable universal life and indexed universal life-type policies with mortality or morbidity risk consist of premiums received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under U.S. GAAP, revenues consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Amounts received as payments for such contracts are not reported as premium revenue under U.S. GAAP.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, policy and contract liabilities and income taxes.

Cash, Cash Equivalents and Short-Term Investments

In connection with the preparation of our statutory-basis statements of cash flows, we consider all highly liquid investments with a maturity of one year or less when purchased to be short-term investments, and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash includes cash on hand.

Investments

Investments in bonds are reported at amortized cost computed using the constant yield method, or fair value based on their NAIC designation and adjusted for other-than-temporary declines in fair value. Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Manual of the NAIC Investment Analysis Office. For the loan-backed and structured securities included in the bond portfolio, we recognize income using a constant effective yield based on security specific facts that may include expectations of delinquency and default rates, loss severity, prepayment speeds as determined by external or internal estimates and the expected maturity of the securities. Significant changes in estimated cash flows from the original purchase assumptions are primarily accounted for using the retrospective method for those loan-backed and structured securities that are of high credit quality and using the prospective method for those loan-backed and structured securities that are not of high credit quality. See Note 9, Fair Value Measurements, for policies related to the determination of fair value.

Net realized capital gains and losses on the sale of investments are determined using the specific identification basis.

Other invested assets are valued as prescribed by the State of Iowa Insurance laws.

The AVR provides a reserve for noninterest related gains and losses (net of federal income taxes) from investments in bonds, preferred and common stocks, mortgage loans, real estate and other invested assets, with related increases or decreases being recorded directly to unassigned surplus. As of December 31, 2022 and 2021, the AVR was $670,572 and $1,350,178, respectively.

The IMR primarily defers certain interest-related gains and losses (net of federal income taxes) on fixed income investments, which are amortized into net income over the estimated remaining lives of the investments sold. When in a net deferred interest related loss position, the IMR is reported as an asset. When in a net deferred interest related gain position, the IMR is reported as a liability. As of December 31, 2022 and 2021, the IMR liability was $873,495 and $726,535, respectively.

Other Admitted Assets

Other admitted assets are valued as prescribed by the State of Iowa Insurance Laws.

Reserves for Insurance

The reserves for life policies, developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values.

Reserves on substandard policies are calculated on multiples of valuation mortality tables with various interest rates and additional reserves are held for substandard flat extra ratings. In addition to the regular universal life reserves, an unearned cost of insurance charge reserve is held.

As of December 31, 2022 and 2021, we had $5,156,970,902 and $9,203,140,425, respectively, of direct insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of Iowa.

Deduction of deferred fractional premiums is waived upon death and portions of premium beyond the date of death are refunded. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released and tabular cost have been determined either by formula or the basic data for the calculation of policy reserves, depending on type of coverage.

Recognition of Premium Revenues and Costs

Life insurance premiums are recognized as revenues over the premium-paying period. Commissions and other costs applicable to the acquisition of new and renewal business are charged to net income as incurred.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Reinsurance

    We reinsure certain of our risks with an affiliate, Principal Life Insurance Company (“Principal Life”). See Note 2, Related Party Transactions, for additional details. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Separate Account

The Separate Account assets and liabilities presented in the financial statements represent the fair market value of funds that are separately administered by us for contracts with equity investments. The contract owner, rather than us, bears the investment risk of these funds. The Separate Account assets are legally insulated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as Separate Account liabilities, which represents the obligation to return monies to the contract owner. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services.

Separate Account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the net effect of the premiums, increases in reserves, benefits and other items arising from operations of the Separate Accounts.

Income Taxes

    We are included in a consolidated federal income tax return filed by PFG. Members of the affiliated group joining the consolidated federal income tax return filed by PFG include the following:

Delaware Charter Guarantee & Trust Company	Principal International, LLC
Diversified Dental Services, Inc.	Principal Life Insurance Company
Employers Dental Services, Inc.	Principal National Life Insurance Company
Equity FC, Ltd.	Principal Real Estate Portfolio, Inc.
First Dental Health	Principal Reinsurance Company of Delaware
Preferred Product Network, Inc.	Principal Reinsurance Company of Delaware II
Principal Bank	Principal Reinsurance Company of Vermont
Principal Dental Services, Inc.	Principal Reinsurance Company of Vermont II
Principal Financial Services, Inc.	Principal Securities, Inc.
Principal Funds Distributor, Inc.	Principal Shareholder Services, Inc.
Principal Global Investors Holding Company (US), LLC	RobustWealth, Inc.
Principal Global Investors Trust Company	Spectrum Asset Management, Inc.

The method of allocation between PFG and certain of its subsidiaries is subject to a written agreement, approved by the President of PFG. This agreement provides for a method of allocating income tax expenses and benefits among parties to the agreement generally based on a pro rata contribution of taxable income or operating losses. The tax sharing agreement was reviewed and approved by the Iowa Insurance Division pursuant to the Iowa Insurance Holding Company Act. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred taxes are provided for the tax effect of temporary differences between the financial reporting and income tax bases of assets and liabilities and net operating and capital losses using enacted income tax rates and laws. All changes in the gross DTA and DTL are recorded in unassigned surplus. The effect of a change in tax rates on the DTA and DTL is recognized in surplus in the period in which the change is enacted.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
2. Related Party Transactions

Reinsurance

We have a reinsurance transaction with Principal Life, an affiliate, and cede 100% of our life insurance business to Principal Life. We also provide reinsurance services for Principal Life. Significant effects of affiliated reinsurance were as follows:

	For the year ended December 31,
Statements of Operations and Capital and Surplus line	2022	2021	2020
Premiums and annuity and other considerations:
Reinsurance assumed	$8,730	$8,657	$8,503
Reinsurance ceded	$1,182,808,711	$1,135,603,496	$1,007,313,891

Benefit payments other than dividends:
Reinsurance assumed	$—	$35,670	$—
Reinsurance ceded	$396,240,337	$366,298,474	$311,881,535

Commissions and expense allowance:
Reinsurance ceded	$246,379,727	$312,473,263	$314,271,495

	December 31,
Statements of Financial Position line	2022	2021
Insurance reserves:
Reinsurance assumed	$18,209	$17,757
Reinsurance ceded	$9,406,230,740	$8,620,604,565

Amounts receivable under reinsurance contract:
Reinsurance ceded	$8,616,515	$9,933,900

Expense Agreements
    We have entered into various related party transactions with PFG and other affiliates. During the years ended December 31, 2022, 2021 and 2020, we received $3,675,059, $12,119,829 and $11,294,241, respectively, of expense reimbursements from affiliated entities. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $125,714, $240,133 and $214,455 during 2022, 2021 and 2020, respectively.
Cash Advance Agreement
    We are a party to a cash advance agreement with PFS, which allows us to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $20,000,000, with such advanced amounts earning interest at the daily 30-day London Inter-Bank Offered Rate (“LIBOR”; the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $20,000,000, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable of $23,874 and $1,704, as of December 31, 2022 and 2021, respectively. During 2022, we incurred interest expense of $42,992. During 2021 and 2020, we earned interest income of $16,901 and $77,574, respectively, related to the cash advance agreement.

Effective January 1, 2023, the existing cash agreement between us and PFS will transition from utilizing the 30-day LIBOR to the Secured Overnight Financing Rate plus 10 basis points. This change in rate is consistent with market practice in addressing the forthcoming LIBOR cessation in June 2023.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Employee Benefit Plans

PFG provides defined benefit pension plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $5,207,367, $6,876,675 and $6,098,788 in 2022, 2021 and 2020, respectively.

PFG provides qualified and non-qualified defined contribution and non-qualified deferred compensation plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $3,867,668, $4,477,239 and $4,226,368 in 2022, 2021 and 2020, respectively.

Investment Sales and Purchases

During 2022, we sold long-term bonds totaling $11,928,396 plus accrued interest of $126,324 to Principal Life. During 2021, we purchased long-term bonds totaling $966,223 plus accrued interest of $5,333 from Principal Life.

3. Investments
Investments in bonds are generally held for investment purposes to maturity and, therefore, are carried in the financial statements at amortized cost adjusted for other-than-temporary declines in the fair value of the investment.
Bonds
See Note 9, Fair Value Measurements, for policies related to the determination of fair value. The carrying value and fair value of investments in bonds were as follows:

	December 31, 2022
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$5,212,321	$—	$(1,176,188)	$4,036,133
U.S. special revenue	17,454,100	—	(3,632,226)	13,821,874
Industrial and miscellaneous	47,061,012	—	(11,288,409)	35,772,603
Hybrid securities	1,000,000	—	(148,932)	851,068
Total bonds	$70,727,433	$—	$(16,245,755)	$54,481,678

	December 31, 2021
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$6,214,915	$566,439	$—	$6,781,354
U.S. states, territories and possessions	1,939,756	405,015	—	2,344,771
U.S. special revenue	60,762,386	6,377,048	(308,867)	66,830,567
Industrial and miscellaneous	163,949,610	12,814,908	(1,235,909)	175,528,609
Hybrid securities	1,000,000	27,360	—	1,027,360
Total bonds	$233,866,667	$20,190,770	$(1,544,776)	$252,512,661

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
    The carrying value and fair value of bonds as of December 31, 2022, by contractual maturity were as follows:

	Carrying value	Fair value
Due in one year or less	$—	$—
Due after one year through five years	2,358,406	2,031,705
Due after five years through ten years	9,048,056	7,563,182
Due after ten years	50,233,705	37,055,207
	61,640,167	46,650,094
Mortgage-backed and other asset-backed securities	9,087,266	7,831,584
Total	$70,727,433	$54,481,678

    Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

    We invest in privately placed bonds to enhance the overall value of the portfolio, increase diversification and obtain higher yields than are possible with comparable quality public market bonds. Generally, private placements provide broader access to management information, strengthened negotiated protective covenants, call protection features and, where applicable, a higher level of collateral. They are, however, generally less liquid because of restrictions imposed by federal and state securities laws.

Net Investment Income
    Major components of net investment income were as follows:

	For the year ended December 31,
	2022	2021	2020
Bonds	$4,090,468	$9,348,587	$8,768,662
Cash, cash equivalents and short-term investments	9,883	808	3,623
Other invested assets	13,311	63,706	34,797
Other	(42,868)	16,719	76,466
Gross investment income	4,070,794	9,429,820	8,883,548
Less: investment expenses	1,679,012	1,778,843	1,707,665
Net investment income	$2,391,782	$7,650,977	$7,175,883

Prepayment Penalties and Acceleration Fees

The number of sold, disposed or otherwise redeemed securities by Committee on Uniform Security Identification Procedure (“CUSIPs”) as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty or acceleration fee were as follows:

	December 31, 2021
	General Account	Separate Account

Number of CUSIPs	6	—
Aggregate amount of investment income	$772,931	$—

	December 31, 2020
	General Account	Separate Account

Number of CUSIPs	5	—
Aggregate amount of investment income	$535,302	$—

We did not have any prepayment penalties or acceleration fees during 2022.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022

Realized and Unrealized Capital Gains and Losses

    Realized capital gains (losses) on investments, net of IMR, are reflected in net income. Unrealized capital gains (losses) are reflected directly in unassigned surplus when required. During 2022, 2021 and 2020, we did not record any unrealized capital gains (losses) in surplus. The major components of net realized capital gains (losses) on investments reflected in net income were as follows:

	For the year ended December 31,
	2022	2021	2020

Bonds	$630,552	$56,917	$830,369
Other invested assets	(121,431)	—	—
Net capital gains	509,121	56,917	830,369
Related federal income tax expense	(77,855)	(4,684)	(178,186)
Transferred to IMR	(402,015)	(44,964)	(653,676)
Net realized capital gains (losses) net of related taxes	$29,251	$7,269	$(1,493)

    Proceeds from sales of investments (excluding call and maturity proceeds) in bonds were $10,047,211, $1,997,894 and $10,563,308 in 2022, 2021 and 2020, respectively. Gross gains of $0, $7,013 and $971,553 and gross losses of $1,387,077, $0 and $127,900 in 2022, 2021 and 2020, respectively, were realized on those sales.

We recognize impairment losses for bonds and other assets when declines in value are other-than-temporary. Recoveries on previously impaired assets are primarily recognized at the time of sale. During 2022, 2021 and 2020, we did not record any realized capital losses related to other-than-temporary impairments (“OTTI”). We consider relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below amortized cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) our ability and intent to hold the security to maturity or until it recovers in value.
For loan-backed and structured securities, we bifurcate our realized gains and losses between credit related and interest related realized losses. We estimate the amount of the credit loss component of a loan-backed or structured security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate to accrete the security. The cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. We did not recognize any OTTI on the basis of intent to sell loan-backed and structured securities during 2022, 2021 and 2020. We did not recognize any OTTI on the basis of inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of loan-backed and structured securities during 2022, 2021 and 2020. We had no recorded investments in restructured bonds for which an impairment has been recognized as of December 31, 2022 and 2021.
We accrue interest income on impaired bonds to the extent it is deemed collectible and the bond continues to perform under its original or restructured contractual terms. Interest income on non-performing bonds is generally recognized on a cash basis. Interest income on bonds in default that is over 90 days past due and has been deemed collectible is non-admitted. As of December 31, 2022 and 2021, we had no interest overdue beyond 90 days on bonds.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Gross Unrealized Losses on Bonds
For bonds with unrealized losses, including other-than-temporary impairment losses reported in unassigned surplus, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, were as follows:

	December 31, 2022
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. governments	$4,036,133	$1,176,188	$—	$—	$4,036,133	$1,176,188
U.S. special revenue	8,782,807	1,824,318	5,039,067	1,807,908	13,821,874	3,632,226
Industrial and miscellaneous	18,442,903	4,358,375	17,329,700	6,930,034	35,772,603	11,288,409
Hybrid securities	851,068	148,932	—	—	851,068	148,932
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$32,112,911	$7,507,813	$22,368,767	$8,737,942	$54,481,678	$16,245,755

    Of the bonds within our portfolio in a gross unrealized loss position, 93% were investment grade (designated NAIC 1 or 2) with an average price of 77 (fair value/amortized cost) as of December 31, 2022. As of December 31, 2022, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 31, 2022, primarily due to changes in market interest rates and credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 38 bonds reflecting an average price of 81 as of December 31, 2022. Of those bonds, 95% were investment grade (designated NAIC 1 or 2) as of December 31, 2022, with associated unrealized losses of $7,215,859.
For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 23 bonds reflecting an average price of 72 and an average designation equivalent to an NAIC designation of 2 as of December 31, 2022.
As of December 31, 2022, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $10,019,235. Securities in an unrealized loss position for less than twelve months had a fair value of $5,650,078 and unrealized losses of $977,801. Securities in an unrealized loss position for greater than twelve months had a fair value of $4,369,157 and unrealized losses of $694,106. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2022.

	December 31, 2021
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. special revenue	$6,797,476	$162,393	$2,100,356	$146,474	$8,897,832	$308,867
Industrial and miscellaneous	26,069,427	449,583	11,108,844	786,326	37,178,271	1,235,909
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$32,866,903	$611,976	$13,209,200	$932,800	$46,076,103	$1,544,776

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Of the bonds within our portfolio in a gross unrealized loss position, 99% were investment grade (designated NAIC 1 or 2) with an average price of 97 (fair value/amortized cost) as of December 31, 2021. As of December 31, 2021, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 31, 2021, primarily due to changes in market interest rates and credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 28 bonds reflecting an average price of 98 as of December 31, 2021. Of those bonds, 99% were investment grade (designated NAIC 1 or 2) as of December 31, 2021, with associated unrealized losses of $597,553.
For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 12 bonds reflecting an average price of 93 and an average designation equivalent to an NAIC designation of 2 as of December 31, 2021.
As of December 31, 2021, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $7,215,202. Securities in an unrealized loss position for less than twelve months had a fair value of $6,720,385 and unrealized losses of $101,895. Securities in an unrealized loss position for greater than twelve months had a fair value of $494,817 and unrealized losses of $5,183. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2021.

Restricted Assets
    As of December 31, 2022 and 2021, we had admitted assets on deposit with states in the General Account of $2,647,859 and $2,490,180, respectively.

4. Life Reserves

The account value, cash value and reserve for life insurance were as follows:

	December 31, 2022
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$464,320,454	$340,587,687	$369,728,246
Universal life with secondary guarantees	1,756,698,398	1,213,817,927	4,715,820,553
Indexed universal life	475,780,249	356,022,874	374,430,264
Variable universal life	17,777,422	16,995,324	31,239,281
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	3,812,607,666
Disability - active lives	XXX	XXX	9,151,141
Disability - disabled lives	XXX	XXX	1,193,283
Miscellaneous reserves	XXX	XXX	92,078,515
Total account value, cash value and reserve before reinsurance ceded	2,714,576,523	1,927,423,812	9,406,248,949
Reinsurance ceded	2,714,576,523	1,927,423,812	9,406,230,740
Net account value, cash value and reserve	$—	$—	$18,209

	December 31, 2022
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$628,979,742	$601,308,471	$671,740,318

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022

	December 31, 2021
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$420,149,164	$304,713,939	$332,595,358
Universal life with secondary guarantees	1,738,591,193	1,167,483,290	4,322,321,643
Indexed universal life	478,331,273	355,970,577	364,756,975
Variable universal life	14,545,384	13,284,467	26,125,019
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	3,443,209,901
Disability - active lives	XXX	XXX	7,926,535
Disability - disabled lives	XXX	XXX	927,586
Miscellaneous reserves	XXX	XXX	122,759,305
Total account value, cash value and reserve before reinsurance ceded	2,651,617,014	1,841,452,273	8,620,622,322
Reinsurance ceded	2,651,617,014	1,841,452,273	8,620,604,565
Net account value, cash value and reserve	$—	$—	$17,757

	December 31, 2021
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$544,374,082	$497,183,131	$525,645,197

A reconciliation of our life reserves of the Life and Accident and Health Annual Statement and the Separate
Account Annual Statement was as follows:

	December 31, 2022	December 31, 2021
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$18,209	$17,757

Separate Accounts Annual Statement:
Exhibit 3, Life insurance totals	671,740,318	525,645,197
Combined total	$671,758,527	$525,662,954

5. Separate Account
    We utilize Separate Accounts to record and account for assets and liabilities for particular lines of business. As of December 31, 2022 and 2021, we reported assets and liabilities from variable universal life products in Separate Accounts.

Separate Account assets are accounted for at fair value in accordance with Statement of Statutory Accounting Principles No. 56, Separate Accounts.

In accordance with the products/transactions recorded within the Separate Accounts, all assets are considered legally insulated from the General Account. As of December 31, 2022 and 2021, our Separate Accounts included legally insulated assets of $630,536,016 and $545,749,248, respectively.

As of December 31, 2022 and 2021, the General Account had maximum guarantees for the Separate Account liabilities of $3,453,629 and $3,235,178, respectively. The General Account was not compensated for the risk taken during 2022, 2021 or 2020. The General Account did not pay toward Separate Account guarantees during 2022, 2021 or 2020.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
    Information regarding our Separate Accounts as of and for the years ended December 31, 2022 and 2021, was as follows:

	December 31, 2022
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$238,411,212	$238,411,212

Reserves for Separate Accounts with
assets at:
Market value	$—	$—	$—	$671,740,318	$671,740,318
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$671,740,318	$671,740,318

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	671,740,318	671,740,318
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	671,740,318	671,740,318
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$671,740,318	$671,740,318

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022

	December 31, 2021
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$156,244,968	$156,244,968

Reserves for Separate Accounts with
assets at:
Market value	$—	$—	$—	$525,645,197	$525,645,197
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$525,645,197	$525,645,197

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	525,645,197	525,645,197
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	525,645,197	525,645,197
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$525,645,197	$525,645,197

    A reconciliation of the amounts transferred to and from the Separate Accounts is presented below:

	For the year ended December 31,
	2022	2021	2020
Transfers as reported in the summary of operations of the
Separate Accounts Annual Statement:
Transfers to Separate Accounts	$238,351,920	$156,256,391	$93,205,261
Transfers from Separate Accounts	34,957,304	11,556,248	(7,947,122)
Net transfers to Separate Accounts	273,309,224	167,812,639	85,258,139

Reconciling adjustments:
Transfers for cost of insurance and other reconciling items	(61,458,888)	(24,285,627)	(1,603,098)
Net transfers to Separate Accounts as reported in the statements
of operations and capital and surplus	$211,850,336	$143,527,012	$83,655,041

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
6. Federal Income Taxes

Net Deferred Income Taxes
    The components of the net DTA and DTL were as follows:

	December 31, 2022
	Ordinary	Capital	Total
Gross DTA	$56,001,422	$—	$56,001,422
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	56,001,422	—	56,001,422
DTA non-admitted	44,793,301	—	44,793,301
Subtotal net admitted DTA	11,208,121	—	11,208,121
DTL	394,295	—	394,295
Net admitted DTA	$10,813,826	$—	$10,813,826

	December 31, 2021
	Ordinary	Capital	Total
Gross DTA	$48,781,346	$—	$48,781,346
Statutory valuation allowance adjustments	139,014	—	139,014
Adjusted gross DTA	48,642,332	—	48,642,332
DTA non-admitted	32,569,286	—	32,569,286
Subtotal net admitted DTA	16,073,046	—	16,073,046
DTL	317,409	—	317,409
Net admitted DTA	$15,755,637	$—	$15,755,637

	Change
	Ordinary	Capital	Total
Gross DTA	$7,220,076	$—	$7,220,076
Statutory valuation allowance adjustments	(139,014)	—	(139,014)
Adjusted gross DTA	7,359,090	—	7,359,090
DTA non-admitted	12,224,015	—	12,224,015
Subtotal net admitted DTA	(4,864,925)	—	(4,864,925)
DTL	76,886	—	76,886
Net admitted DTA	$(4,941,811)	$—	$(4,941,811)

DTA Admissibility

The admission calculation components were as follows:

	December 31, 2022
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	10,813,827	—	10,813,827
i. Adjusted gross DTA expected to be realized following
the balance sheet date	17,100,066	—	17,100,066
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	10,813,827
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	394,294	—	394,294
DTA admitted	$11,208,121	$—	$11,208,121

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022

	December 31, 2021
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$242,992	$242,992
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	15,755,637	(242,992)	15,512,645
i. Adjusted gross DTA expected to be realized following
the balance sheet date	15,755,637	(242,992)	15,512,645
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	38,061,993
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	317,409	—	317,409
DTA admitted	$16,073,046	$—	$16,073,046

	Change
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$(242,992)	$(242,992)
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	(4,941,810)	242,992	(4,698,818)
i. Adjusted gross DTA expected to be realized following
the balance sheet date	1,344,429	242,992	1,587,421
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	(27,248,166)
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	76,885	—	76,885
DTA admitted	$(4,864,925)	$—	$(4,864,925)

Threshold Limitation

	December 31,
	2022	2021
Ratio percentage used to determine recovery period and threshold limitation
amount	634%	2,222%
Amount of adjusted capital and surplus used to determine recovery period
and threshold limitation	$72,092,122	$253,746,622

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Impacts of Tax-Planning Strategies

    The impacts of tax-planning strategies were as follows:

	December 31, 2022
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$56,001,422	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$11,208,121	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	December 31, 2021
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$48,642,332	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$16,073,046	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	Change
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$7,359,090	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$(4,864,925)	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

    As of December 31, 2022 and 2021, our tax planning strategies did not include the use of reinsurance.
    As of December 31, 2022 and 2021, we had no temporary differences for which a DTL was not recognized.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Income Taxes Incurred

Current income taxes incurred consisted of the following major components:

	For the year ended December 31,
	2022	2021	2020
Federal	$6,985,222	$8,401,767	$7,537,000
Foreign	—	—	—
Subtotal	6,985,222	8,401,767	7,537,000
Federal income tax on net capital gains	77,855	4,684	178,186
Other	—	—	—
Federal and foreign income taxes incurred	$7,063,077	$8,406,451	$7,715,186

DTA and DTL Components

    The main components of the DTA and DTL were as follows:

	December 31,
	2022	2021	Change
DTA:
Ordinary:
Tax basis deferred acquisition costs	$55,218,447	$47,931,007	$7,287,440
Share-based compensation	719,571	683,664	35,907
Non-admitted assets	24,404	27,450	(3,046)
Charitable contribution	—	139,015	(139,015)
Other	39,000	210	38,790
Gross ordinary DTA	56,001,422	48,781,346	7,220,076
Statutory valuation allowance adjustment	—	139,014	(139,014)
Non-admitted ordinary DTA	44,793,301	32,569,286	12,224,015
Admitted ordinary DTA	11,208,121	16,073,046	(4,864,925)

DTL:
Ordinary:
Reserves	320,617	289,403	31,214
Bonds	73,682	26,368	47,314
Other	(4)	1,638	(1,642)
Total ordinary DTL	394,295	317,409	76,886
Net admitted DTA	$10,813,826	$15,755,637	$(4,941,811)
Rate Reconciliation
Our provision for income taxes may not have the customary relationship of taxes to income. The differences between the prevailing U.S. corporate income tax rate of 21% and the effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, changes in statutory valuation allowance and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Our income tax expense and change in deferred taxes differ from the amount obtained by applying the federal statutory rate of 21% to pre-tax net income for the following reasons:

	For the year ended December 31,
	2022	2021	2020
Income before federal income taxes	$2,948,725	$6,439,856	$6,414,485

Expected federal income tax expense	$619,232	$1,352,370	$1,347,042
Dividends received deduction	(334,429)	(143,639)	(106,862)
Share-based compensation	(201,598)	365,659	171,249
Foreign tax credits	(145,990)	(74,380)	(97,979)
Change in statutory valuation allowance adjustment	(139,014)	(107,065)	—
Exclude IMR amortization	(53,562)	(12,626)	(8,081)
Uncertain tax position and agreed upon audit adjustments	—	107,065	—
Disallowed expenses	33,459	34,918	31,612
Change in non-admitted assets	3,046	5,788	8,407
Other	(271)	449	45
Total income tax expense (benefit) and change in net deferred taxes	$(219,127)	$1,528,539	$1,345,433

Current income taxes incurred	$7,063,077	$8,406,451	$7,715,186
Change in net DTA, before impact of non-admitting any DTA	(7,282,204)	(6,877,912)	(6,369,753)
Total income tax expense (benefit) and change in net deferred taxes	$(219,127)	$1,528,539	$1,345,433

Unrecognized Tax Benefits
    We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months.
Tax Carryforwards
    As of December 31, 2022 and 2021, we did not have any operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
    We were not subject to the repatriation transition tax as of December 31, 2022.

The following income taxes were incurred in the current and prior years that will be available for recoupment in the event of future capital losses:

2022	$77,855
2021	4,684
2020	182,207

Tax Loss Contingencies and Other Tax Disclosures

As of December 31, 2022, we did not have any federal or foreign income tax loss contingencies. We recognize interest related to tax loss contingencies in income tax expense. Penalties related to tax loss contingencies are reported in operating expenses. As of December 31, 2022 and 2021, we did not recognize accumulated pre-tax interest and penalties related to tax loss contingencies.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Income Tax Returns and Refunds

The U.S. federal statute of limitations has expired for years prior to 2015. The IRS is currently auditing the U.S. federal income returns for tax years 2015 through 2018, which remain open through statute extensions. The normal statute of limitations remains open for the tax years thereafter. The IRS will begin audit of tax years 2019-2021 in 2023. We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

Inflation Reduction Act
    The Inflation Reduction Act of 2022 (“IRA”) under INT 22-02 was enacted by the U.S. government on August 16, 2022. The IRA implements a new corporate alternative minimum tax (the Book Minimum Tax or “BMT”) effective January 1, 2023. The PFG controlled group of corporations, of which we are a member, is expected to be an “Applicable Corporation,” which requires computation of the U.S. federal income tax liability under two systems, the U.S. regular corporate tax (“RCT”) and the BMT. Although the BMT may apply in any given year when tentative minimum tax then exceeds the RCT liability, we have not determined as of the reporting date if we will be liable for the BMT in 2023.

The tax accounting consequences of a change in tax law is required to be recognized in the period legislation is enacted. Generally, a company is also required to consider the impact of new tax law on realizability of its DTAs, including determination of whether a change to their valuation allowance amounts is necessary. We have not included an estimate of the impacts of the BMT because a reasonable estimate cannot be made.

7. Capital and Surplus
    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2022 and 2021, we met the minimum RBC requirements.
    Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a dividend or make any other distribution if such dividends or distributions would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our policyholder surplus as the previous year end or (ii) the net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2022 statutory results, we cannot pay dividends in 2023 without exceeding the statutory limitation.
    On March 8, 2022, we had an extraordinary distribution of $179,844,312 of cash and invested assets as a return of capital. The extraordinary distribution was approved by the Commissioner.
We did not pay any dividends during 2021 or 2020.
    The expenses related to stock based compensation issued by PFG are allocated to certain subsidiaries. The allocation is not settled in cash and, therefore, is reported in capital and surplus. Our allocation of stock based compensation was $2,251,412, $3,393,833 and $3,373,305 for the years ended December 31, 2022, 2021 and 2020, respectively.

8. Contingencies and Assessments
Contingencies

We are not aware of any material contingencies. It is possible we could be involved in legal and regulatory actions in the ordinary course of business. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could result in losses or require us to establish accruals.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
Assessments

    We had an ongoing reserve to cover an estimated future guaranty fund liability for retrospective-premium-based guaranty fund assessments. Assessments for a given insolvency may take place over several years. Future premium tax offsets related to those assessments can also take place over several years depending on each state’s statute; however, generally the recoveries take place over 5 years. No asset impairments for future premium tax offsets have occurred and none are anticipated.

The following year-to-date recognized balance of total projected future assessments not yet paid as of December 31, 2022, includes recognized assets for future premium tax offsets related to those assessments:

	2022	2021
Amount eligible for future premium tax offset	$368,585	$—
Amount not eligible for future premium tax offset	68,684	—
Total projected future assessments	$437,269	$—

    We have also received information from the National Organization of Life and Health Guaranty Associations of a potential risk related to a company currently in pre-liquidation, which may result in future retrospective-premium-based guaranty fund assessments. A liability has not been recognized for this pre-liquidation company as it does not warrant accrual under current statutory guidance.
    Following is a reconciliation of recognized assets for future premium tax offsets or policy surcharges:

	2022	2021
Assets recognized from paid and accrued premium tax offsets and policy
surcharges prior year-end	$7,802	$8,888
Premium tax offset paid	(2,199)	(1,086)
Premium tax offset accrued	368,585	—
Assets recognized from paid and accrued premium tax offsets and policy
surcharges current year-end	$374,188	$7,802

9. Fair Value Measurements
Valuation Hierarchy
    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.
•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.
Assets and Liabilities Measured at Fair Value

    Assets measured at fair value are summarized below:

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Separate Account assets	$586,461,983	$44,074,033	$—	$630,536,016

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Separate Account assets	$526,233,418	$19,515,830	$—	$545,749,248

Determination of Fair Value
    The following discussion describes the valuation methodologies and inputs used for assets measured at fair value or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
    Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2022.

Bonds
    Bonds, including loan-backed and structured securities, are measured and reported at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.
    Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office.
    When available, the fair value of bonds is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds. When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Bonds with validated prices from pricing services, which includes the majority of our public bonds, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, designation and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.
    The primary inputs for valuations of the majority of our Level 2 bonds include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, designation and average life of the issuance. For loan-backed and structured securities, inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for residential mortgage-backed securities, prepayment speed assumptions. Other inputs include market indices and recently executed transactions.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
If we are unable to price a bond using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include bonds across all asset classes.

Other Invested Assets

    Other invested assets disclosed at fair value include other long-term investments that have underlying characteristics of bonds. The fair value of bonds are determined as previously described, and are reflected in Level 2.

Cash

The carrying amount of cash disclosed at fair value approximates its fair value, which is reflected in Level 1 given the nature of cash.

Separate Account Assets

Separate Account assets are measured and reported at fair value. These assets include common stocks, cash and cash equivalents. The fair value of cash is determined as previously described and reflected in Level 1. Fair values of unaffiliated common stocks are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. Fair values of cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available for cash equivalents, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Transfers

    We did not have any transfers into or out of Level 3 during 2022, 2021 and 2020.

Financial Instruments Disclosed at Fair Value
    We use fair value measurements to record fair value of certain assets and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2022
	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$54,481,678	$70,727,433	$4,036,133	$48,581,999	$1,863,546
Cash	904,370	904,370	904,370	—	—
Separate Account assets	630,536,016	630,536,016	586,461,983	44,074,033	—

	December 31, 2021
	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$252,512,661	$233,866,667	$5,717,187	$244,330,514	$2,464,960
Other invested assets	2,170,002	2,002,854	—	2,170,002	—
Cash	22,750,177	22,750,177	22,750,177	—	—
Separate Account assets	545,749,248	545,749,248	526,233,418	19,515,830	—

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2022
10. Reconciliation to Statutory Statement
    During 2023, management determined that Principal National was reimbursed an incorrect amount of commission and expense allowance on reinsurance ceded related to an intercompany reinsurance agreement with Principal Life for the year ended December 31, 2022. Management has adjusted the 2022 financial statements to reflect the additional commission and expense allowance on reinsurance ceded under the intercompany reinsurance agreement and the effects on other balances, including federal income tax expense, changes in deferred taxes, changes in non-admitted assets, deferred taxes and other amounts receivable. The information contained within this report has been adjusted accordingly.

The following is a reconciliation of amounts previously reported to the State of Iowa in the 2022 Annual Statement to those reported as adjusted in the accompanying statutory-basis financial statements:

December 31,
2022
Statutory-Basis Statement of Financial Position
Assets as reported in our Annual Statement	$722,511,642
Adjustment to net deferred tax asset	439,281
Adjustment to receivable from parent, subsidiaries and affiliates	6,085,000
Assets as reported in the accompanying audited statutory-basis statement of
financial position	$729,035,923

Liabilities as reported in our Annual Statement	$644,738,489
Adjustment to federal income taxes payable	1,391,486
Liabilities as reported in the accompanying audited statutory-basis statement of
financial position	$646,129,975

Capital and surplus as reported in our Annual Statement	$77,773,153
Adjustment to unassigned deficit from net loss	4,693,514
Adjustment directly to unassigned deficit	439,281
Capital and surplus as reported in the accompanying audited statutory-basis statement
of financial position	$82,905,948

For the year ended
December 31, 2022
Statutory-Basis Statement of Operations
Net loss as reported in our annual statement	$(9,209,881)
Adjustment to commission and expense allowances on reinsurance ceded	6,085,000
Adjustment to federal income taxes (excluding tax on net realized capital gains (losses))	(1,391,486)
Net loss as reported in the accompanying audited statutory-basis state of operations	$(4,516,367)

11. Subsequent Events

    We have evaluated subsequent events through April 12, 2023, which was the date our statutory-basis financial statements were available to be issued. We did not have any subsequent events to report.

Part C
Other Information

Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)

	(c2)	Broker Dealer Marketing and Servicing Agreement for Variable Life Policies - Filed as Exhibit (c2) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(c3)	Registered Representative Agreement - Filed as Exhibit (c3) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

(d)	Contracts

	(d1)	Form of Variable Life Contract - Filed as Exhibit (d1) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d2)	Form of Change of Insured Rider - Filed as Exhibit (d2) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d3)	Form of Cost of Living Increase Rider - Filed as Exhibit (d3) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d4)	Form of Death Benefit Guarantee Rider - Filed as Exhibit (d4) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d5)	Form of Life Paid-up Rider - Filed as Exhibit (d5) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d6)	Form of Return of Chronic Illness Death Benefit Advance Rider - Filed as Exhibit (d6) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d7)	Form of Salary Increase Rider - Filed as Exhibit (d7) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d8)	Form of Surrender Value Enhancement Rider - Filed as Exhibit (d8) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d9)	Form of Waiver of Monthly Policy Charge Rider - Filed as Exhibit (d9) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d10)	Form of Waiver of Specified Premium Rider - Filed as Exhibit (d10) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d11)	Form of Terminal Illness Death Benefit Advance Rider - Filed as Exhibit (d11) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d12)	Form of Aviation Exclusion Rider - Filed as Exhibit (d12) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(d13)	Form of Hazardous Sports Exclusion Rider - Filed as Exhibit (d13) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

(e)	Applications

	(e1)	Form of Life Insurance Application - Filed as Exhibit (e1) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application - Filed as Exhibit (e2) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application - Filed as Exhibit (e3) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(e4)	Form of Supplemental Application - Filed as Exhibit (e4) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(f2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts - Incorporated by Reference from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011 (Accession No. 0000898745-11-000724

(h)	Participation Agreements

	1.	AllianceBernstein
		(a)	Participation Agreement dated December 15, 2014 (Incorporated by Reference From Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(b)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(c)	Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(e)	Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(f)	Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(g)	Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(h)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	2.	American Century
		(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3.	American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4.	Calvert Variable Series Inc.
	(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5.	ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6.	Delaware Distributors
	(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

7.	Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)

	(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)

8.	DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

	(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)

9.	Fidelity Distributors Corporation
	(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)9(c) on 04/28/2020 (Accession No. 0001526622-20-000016)

10.	Franklin Templeton
	(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(d)	Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11.	Invesco (formerly AIM Advisors, Inc.)
	(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

12.	Janus
	(a)	Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(j) on 04/28/2020 (Accession No. 0001526622-20-000016)
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

	(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(r) on 04/28/2020 (Accession No. 0001526622-20-000016)

	(s)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13.	Lord Abbett
	(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
	(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

14.	MFS
	(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as Exhibit 99(h)14(c) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 201 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

15.	Neuberger Berman Advisors
	(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

16.	Oppenheimer
	(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

17.	Principal Variable Contracts Funds, Inc.
	(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

18.	Putnam
	(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Exhibit (h)18(d) on 04/29/2021 (Accession No. 00015266622-21-000027)
	(e)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(f)	Amendment 1 to Participation Agreement dated March 2, 2021 - Filed as Exhibit (h)18(f) on 04/29/2021 (Accession No. 00015266622-21-000027)
	(g)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

19.	TOPS (Northern Lights)
	(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

20.	Van Eck
	(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

		(c)	Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(d)	Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(e)	Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(f)	Amendment 4 to Participation Agreement dated May 10, 2022 *
		(g)	Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(h)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
		(i)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
		(j)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)20(i) on 04/28/2020 (Accession No. 0001526622-20-000016)
		(k)	Amendment 7 to Service Agreement dated May 10, 2022 *
		(l)	Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(m)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(i) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	21.	Wanger International
		(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
		(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts:

(1)
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Exhibit 99.(k) on 04/28/2020 (Accession No. 0001526622-20-000016)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

	(1)	Consent of Ernst & Young LLP *

	(2)	Powers of Attorney - N/A

	(3)	Opinion of Counsel *

(o)	Financial Statements Schedules

Principal National Life Insurance Company

	(1)	Report of Independent Auditors on Schedules *

	(2)	Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2022 *

	(3)	Schedule III - Supplementary Insurance Information As of December 31, 2022, 2021, and 2020 and for each of the years then ended *

(4) Schedule IV - Reinsurance As of December 31, 2022, 2021, and 2020 and for each of the years then ended *

All other schedules for which provision is made in the application accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption - Filed as Exhibit 99.q on 04/28/2020 (Accession No. 0001526622-20-000016)

(r)	Form of Initial Summary Prospectus*

* Filed herein
** To be filed by amendment
Item 31. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - U.S. Insurance Solutions
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President/Chief Risk Officer
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President - Retirement and Income Solutions
Nathan P. Schelhaas Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Deanna D. Strable-Soethout Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President and Chief Financial Officer
EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
Jon N. Couture(1)	Senior Vice President and Chief Human Resources Officer
David P. Desing(1)	Assistant Director - Treasury
Christopher P. Freese(1)	Chief Risk Officer - U.S. Insurance Solutions
Gina L. Graham(1)	Vice President and Treasurer
Patrick G. Halter(1)	President - Principal Global Asset Management
Kathleen B. Kay(1)	Senior Vice President and Chief Information Officer
Natalie Lamargue	Executive Vice President and General Counsel
Dennis J. Menken(1)	Senior Vice President and Chief Investment Officer - General Account
Kevin J. Morris(1)	Vice President and Chief Marketing Officer - RIS
Christopher D. Payne(1)	Vice President - Federal Government Relations
Joel M. Pitz(1)	Senior Vice President and Controller
Dwight N. Soethout	Vice President and Chief Actuary
Kathleen M. Souhrada(1)	Vice President - Non-Qualified and Life Administration
Elizabeth D. Swanson(1)	Counsel and Assistant Corporate Secretary
Dan L. Westholm(1)	Assistant Vice President - Treasury
Janis J. Winterhof	Secretary
Richard H. Wireman II(1)	Vice President - Tax
Bethany A. Wood(1)	Senior Vice President and Chief Marketing Officer
Clint L. Woods(1)	Assistant Secretary

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2022 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2022)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	99
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (EU) Limited*	Ireland	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	88.02
→ PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
→ Finisterre Holdings Limited*	Malta	100
→ Finisterre Capital UK Limited*	Wales/United Kingdom	100
→ Finisterre Capital LLP*	Wales/United Kingdom	86
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100

→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management	China	50
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	75.41
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Enterprise Capital, LLC*#	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ Veloxiti Commercial Contracting, Inc.	Delaware	40
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100

→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal International India (UK) LTD*#	United Kingdom	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Hipotecaria Security Principal, S.A.*	Chile	49
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	90.55
→ RobustWealth, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters

(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Jess Beltran	Chief Supervision Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Operations
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

A. Shea Treadway	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Janis J. Winterof	Vice President, Associate General Counsel and Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$15,537,195.00	—	—	—
Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal National Life Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 27th day of April, 2023.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

Attest:

/s/ Clint Woods
Clint Woods
Assistant Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ N. P. Schelhaas	Chairman and President	April 27, 2023
N. P. Schelhaas

/s/ J. M. Pitz	Senior Vice President and Controller	April 27, 2023
J. M. Pitz	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Director, Executive Vice President and Chief Financial Officer	April 27, 2023
D. D. Strable-Soethout	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Senior Vice President and Chief Risk Officer	April 27, 2023
K. A. McCullum

/s/ A. C. Friedrich	Director	April 27, 2023
A. C. Friedrich

/s/ S. D. Reddy	Director	April 27, 2023
S. D. Reddy